As filed with the Securities and Exchange Commission on April 17, 2023

Registration No. 333-100209

Registration No. 811-09002

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. _____	☐
Post-Effective Amendment No. 39	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. ______	☐

(Check appropriate box or boxes.)

SEPARATE ACCOUNT N OF RELIASTAR LIFE INSURANCE COMPANY

(Exact Name of Registrant)

ReliaStar Life Insurance Company

(formerly Separate Account One of Northern Life Insurance Company)

(Name of Depositor)

250 Marquette Avenue, Suite 900

Minneapolis, MN 55401

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(612) 372-5507

(Depositor’s Telephone Number, including Area Code)

Peter M. Scavongelli

Assistant Vice President and Senior Counsel

Voya Financial, Inc.

One Orange Way, C2N, Windsor, CT 06095-4774

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of the Registration

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2023 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _______ pursuant to paragraph (a)(1) of rule 485 under the Securities Act.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

INFORMATION REQUIRED IN A PROSPECTUS

VOYA ADVANTAGESM

A FLEXIBLE PREMIUM INDIVIDUAL FIXED AND VARIABLE DEFERRED

ANNUITY CONTRACT

issued by

ReliaStar Life Insurance Company
and its
Separate Account N

This prospectus describes flexible premium individual fixed and variable annuity contract (the “Contract”) issued by ReliaStar Life Insurance Company (“ReliaStar Life,” the “Company,” “we,” “us” and “our”) through its Separate Account N (the “Separate Account”). The Contract was issued to you, the Contract Holder, on a nonqualified basis or in connection with retirement plans qualifying for beneficial tax treatment under certain sections of the Internal Revenue Code of 1986, as emended (the “Tax Code”). Two classes of the Contract are described in this prospectus The Transfer Series class of Contract (“Transfer Series Contract”) includes individual tax deferred annuities, individual deferred retirement annuities and individual deferred annuities. The Flex Series class of Contract (“Flex Series Contract”) includes flexible premium individual tax deferred annuities, flexible premium individual retirement annuities and flexible premium individual annuities for use with deferred compensation plans established under Section 457 of the Internal Revenue Code of 1986, as amended (“Tax Code”). The Contract is no longer available for new sales. The existing Contract will continue to accept additional Purchase Payments subject to the terms of each Contract.

You should read this prospectus. It provides facts about the Contract and their investment options, and should be kept for future reference. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Neither the U.S. Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

If a participant elects to deduct from the participant’s account advisory fees due under an independent advisory services agreement between the participant and an investment adviser, then such deductions will reduce the death benefit payable under the participant’s contract and also may be subject to federal and state income taxes and a 10% federal penalty tax.

Contract Prospectus Dated May 1, 2023

PRO.100209-23

PRO.100209-23	2

GLOSSARY OF TERMS USED IN THIS PROSPECTUS

The following are some of the important terms used throughout this prospectus that have special meaning. There are other capitalized terms that are explained or defined in other parts of this prospectus.

Account Anniversary: The anniversary of the date we established your account. If your account was established on February 29th, in non-leap years, the Account Anniversary shall be March 1st.

Account Value: The value of: (1) amounts allocated to the Fixed Interest Options, including interest earnings to date; plus (3) the current dollar value of amounts allocated to the Subaccounts of Separate Account N, which includes investment performance and fees deducted from the Subaccounts.

Account Year: A 12-month period measured from the date we establish your account, or measured from any anniversary of that date.

Accumulation Phase: The period of time between the date the Contract became effective and the date you begin receiving Income Phase payments under the Contract. During the Accumulation Phase, you accumulate retirement benefits.

Accumulation Unit: A unit of measurement used to calculate the Account Value during the Accumulation Phase.

Accumulation Unit Value: The value of an Accumulation Unit for a Subaccount of Separate Account N. Each Subaccount of Separate Account N has its own Accumulation Unit Value, which may increase or decrease daily based on the investment performance of the applicable underlying Fund in which it invests.

Annuitant. The Annuitant is the person(s) on whose life expectancy(ies) the Income Phase payments are calculated.

Beneficiary (or Beneficiaries): The person(s) or entity(ies) entitled to receive the death benefit proceeds under the Contract.

Claim Date: The date Customer Service receives proof of death and the Beneficiary’s right to receive the death benefit in Good Order.

Contract or Contracts: The flexible premium individual fixed and variable annuity contract offered as a retirement savings vehicle.

Contingent Beneficiary: The person(s) or entity(ies) designated to receive death benefit proceeds under the Contract if no Beneficiary is alive when the death benefit is due.

Contract Holder: The person (or non-natural owner) to whom we issue the Contract. Generally, you. We may also refer to the Contract Holder as the Contract Owner.

Customer Service: The location from which we service the Contracts. The mailing address and telephone number of Customer Service is P.O. Box 1559, Hartford, CT 06144-1559, 1-877-884-5050.

Fixed Account B Account Value: An amount equal to the sum of Purchase Payments allocated to Fixed Account B, increased by reallocations made to Fixed Account B and interest credited to Fixed Account B, less reallocations out of Fixed Account B, withdrawals from Fixed Account B (including amounts applied to purchase Income Phase payments, early withdrawal charges and applicable premium taxes) and deductions for the annual maintenance fee.

Fixed Interest Options: The Fixed Account A, the Fixed Account B and the Fixed Account C are Fixed Interest Options available during the Accumulation Phase.

Flex Series Contracts: A series of Contracts that include flexible premium individual tax deferred annuities, flexible premium individual retirement annuities and flexible premium individual annuities for use with deferred compensation plans established under Section 457 of the Tax Code.

PRO.100209-23	3

Fund(s): The underlying mutual Funds in which the Subaccounts invest.

General Account: The account that contains all of our assets other than those held in Separate Account N or one of our other separate accounts.

Good Order: Generally, a request is considered to be in “Good Order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out. We can only act upon written requests that are received in Good Order.

Income Phase: The period during which you receive payments from your Contract.

Investor (also “you” or “participant”): The individual who participates in the Contract through a retirement plan.

Loan Interest Rate Spread: The difference between the rate charged and the rate credited on loans under your Contract.

Net Asset Value: A Fund’s current market value.

Nonqualified Contracts: Contracts that do not qualify for special treatment under the Tax Code.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Purchase Payment: Collectively, the initial Purchase Payment and any additional Purchase Payment.

Qualified Contracts: Contracts qualifying for special treatment under Tax Code Sections 401(a), 403(b), 408, 408A or 457 of the Tax Code.

Separate Account N, the Separate Account: Separate Account N, a segregated asset account established by us to fund the variable benefits provided by the Contract. Separate Account N is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and it also meets the definition of “separate account” under the federal securities laws.

Specified Contract Anniversary: Each sixth Account Anniversary.

Subaccount: Division(s) of Separate Account N that are investment options under the Contract. Each Subaccount invests in a corresponding underlying mutual Fund.

Tax Code: The Internal Revenue Code of 1986, as amended.

Transfer Series Contracts: A series of Contracts that include individual tax deferred annuities, individual deferred retirement annuities and individual deferred annuities.

ReliaStar Life, the Company, we, us and our: ReliaStar Life Insurance Company, a stock life insurance company incorporated under the insurance laws of the State of Minnesota that issues the Contract described in this prospectus.

Valuation Date: Each date on which the Accumulation Unit Value of the Subaccounts of Separate Account N and the Net Asset Value of the shares of the underlying Funds are determined. Currently, these values are determined after the close of business of the New York Stock Exchange (“NYSE”) on any normal Business Day, Monday through Friday, when the NYSE is open for trading.

Variable Investment Options: The Subaccounts of Separate Account N. Each one invests in a specific mutual Fund.

Withdrawal Value: The Account Value less any outstanding loan balance and early withdrawal charge.

PRO.100209-23	4

KEY INFORMATION

Important Information You Should Consider About the Contract

FEES AND EXPENSES

Charges for Early Withdrawals

If the Investor withdraws money from the Contract within 11 years following a specified date, the Investor can be assessed an early withdrawal charge equal to a maximum of 8% of the amount withdrawn. The specified date referenced in the preceding sentence is the Account Year of withdrawal.

For example, if you make an early withdrawal from a Flex Series Contract, you could pay a surrender charge of up to $8,000 on a $100,000 investment.

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES – Transaction Fees – Early Withdrawal Charge.”

Transaction Charges

In addition to the early withdrawal charge, the Investor may also be charged for other transactions:

•   For processing a partial withdrawal.

•   For transferring or reallocating Account Value among the investment options, including transfers made under the dollar cost averaging or automatic reallocation programs.

•   If you take a loan from your Account Value, you may be subject to the following charges:

•   A Loan Interest Rate Spread. This fee will end when the loan has been paid off; and

•   A loan processing fee.

•   Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate may be deducted from Contract value. The advisory fee is an independent advisory services agreement between the participant and an investment adviser; it is not considered a loan.

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES – Transaction Fees” and “LOANS – Things to Consider Before Initiating a Loan.”

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. These ongoing fees and expenses do not reflect any advisory fees due under an independent advisory services agreement with a participant, and if such charges were reflected, these ongoing fees and expenses would be higher.
	Annual Fee	Minimum	Maximum
	Base Contract Expenses (varies by Contract class)	1.40%[1,2]	1.46%[1,2]
	Investment Options (Portfolio Company fees and expenses)	0.10%[3]	1.46%[3]

[1]	As a percentage of average Account Value.
[2]	The base contract expenses include (1) the mortality and expense risk charge of 1.25%, which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our promise to make lifetime Income Phase payments and the funding of the guaranteed death benefit; (2) an administrative expense charge equal to 0.15% annually of your Account Value invested in the Subaccounts; and (3) a $30 annual maintenance fee converted to an annual percentage equal to 0.064%. The annual maintenance fee may be reduced or eliminated in certain circumstances. The minimum amount reflects this reduction or elimination, while the maximum amount does not. See “CHARGES AND FEES – Periodic Fees and Charges.”
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2022, and will vary from year to year.
PRO.100209-23	5

FEES AND EXPENSES (continued from previous page)
Ongoing Fees and Expenses (annual charges)

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost Estimate: $1,364	Highest Annual Cost Estimate: $2,486

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   Fees and expenses of least expensive Fund;

•   No optional benefits;

•   No sales charges or advisory fees; and /R

•   No additional Purchase Payments, transfers or withdrawals.

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   Fees and expenses of most expensive Fund;

•   Most expensive optional benefit cost;

•   No sales charges or advisory fees; and

•   No additional Purchase Payments, transfers or withdrawals.

See “FEE TABLE – Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

RISKS
Risk of Loss	An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not a Short-Term Investment

This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Risks Associated with Investment Options

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision.

See “THE INVESTMENT OPTIONS – The Variable Investment Options” and APPENDIX A and APPENDIX B.

Insurance Company Risks

An investment in the Contract is subject to the risks related to ReliaStar Life, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financials strength and claims-paying ability of ReliaStar Life. More information about ReliaStar Life, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-877-884-5050.

See “THE CONTRACT – The General Account.”

PRO.100209-23	6

RESTRICTIONS
Investments

•   We reserve the right to limit the number of transfers between investment options, including transfers made under the dollar cost averaging and the automatic reallocation programs.

•   Generally, you may select no more than 18 investment options at any one time during the Accumulation Phase of your account. Each Subaccount and each Fixed Account selected counts towards this 18 investment option limit;

•   Some Subaccounts and Fixed Interest Options may not be available in all Contracts or in some states Your Plan Sponsor may also have selected a subset of Variable Investment and/or Fixed Interest Options to be available under your plan. See your Contract or certificate for any state specific variations;

•   There are certain restrictions on transfers into and between the Fixed Interest Options;

•   The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

•   The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS,” “THE CONTRACT” and “CONTRACT PURCHASE AND PARTICIPATION.”

Optional Benefits

•   We may discontinue or restrict the availability of an optional benefit;

•   Benefits available to you may vary based on employer and state approval. Participants should refer to their plan documents for available benefits; and

•   If a participant elects to pay advisory fees from the Variable Investment Options, such deductions will reduce the death benefit amount and also may be subject to federal and state income taxes and a 10% federal tax penalty.

See “THE CONTRACT,” “SYSTEMATIC WITHDRAWAL OPTIONS” and “LOANS.”

TAXES
Tax Implications

•   You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

•   There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and

•   Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS.”

CONFLICTS OF INTEREST
Investment Professional Compensation

Although the Contracts are no longer offered for new sales, firms and their registered representatives that sold the Contract may receive commissions on additional Purchase Payments paid. This compensation is not paid directly by Contract Holders or the Separate Account. This compensation could influence your investment professional to recommend keeping the Contract.

See “OTHER TOPICS – Contract Distribution.”

Exchanges

Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should exchange your Contract only if you determine, after comparing the features, fees and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

PRO.100209-23	7

OVERVIEW OF THE CONTRACT

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this prospectus, the related Statement of Additional Information (“SAI”), the Contract and the summary or full prospectuses for the Funds being considered. We urge you to read the entire prospectus as it describes all material features and benefits of the Contract and your rights and limitations thereunder. Certain features and benefits may vary depending on the state in which your Contract is issued.

Purpose

The Contract described in this prospectus is a flexible premium individual fixed and variable annuity contract. It is intended to be used as a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals and provide for a death benefit and guaranteed income options. The Contract was issued on a nonqualified basis or in connection with retirement plans qualifying for special treatment under Tax Code Sections 403(b), 408, 408A or 457 of the Tax Code. We also issued the Nonqualified Contract for use with retirement arrangements under Tax Code Section 401. The Contracts are no longer available for new sales. Existing Contracts will continue to accept additional Purchase Payments subject to the terms of each Contract.

The Contract was designed for Investors who intend to accumulate funds for retirement purposes, and thus is best suited for those with a long investment horizon. The Contract should not be viewed as a highly liquid investment. In that regard, early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time your money is left in the Contract. For these reasons, you should not participate in this Contract if you are looking for a short-term investment.

Phases of Contract

The Contract has two phases: An Accumulation Phase and an Income Phase.

Accumulation Phase: During the Accumulation Phase, you direct us to invest your Purchase Payments or Account Value or among the following investment options:

•	Variable Investment Options; and/or
•	Fixed Interest Options.

Income Phase: During the Income Phase, you start receiving annuity, or Income Phase, payments from your Contract. The Contract offers several Income Phase payment options. However, you will be unable to make withdrawals, and any death benefits and living benefits will terminate. In general, you may:

•	Receive monthly Income Phase payments for your life (assuming you are the Annuitant);
•	Receive monthly Income Phase payments for your life with a ten-year fixed period certain, where payments continue to your Beneficiary for the remainder of the period if you die before the end of the period;
•	Receive monthly Income Phase payments for your life and for the life of another person; or
•	Select other Income Phase payments the Company may offer that are fixed or vary depending upon the performance of the Variable Investment Options you select.

For more information about the Income Phase, see “INCOME PHASE” section of this prospectus.

The Variable Investment Options

The Variable Investment Options are Subaccounts within the Separate Account. Each Subaccount invests its assets directly in shares of a corresponding underlying Fund, and each Fund has its own distinct investment objectives, fees and expenses and investment advisers. Earnings on amounts invested in a Subaccount will vary depending upon the performance and fees of the corresponding underlying Fund. You do not invest directly in or hold shares of the Funds. Additional information about each underlying Fund is set forth in the section of this prospectus called “APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT.”

There is no guarantee that your Account Value will increase. Depending upon the investment experience of each Fund in which a Subaccount invests, your Account Value may increase or decrease daily. You bear the investment risk for the Funds in which the Subaccounts invest; you will benefit from favorable investment experience but also bear the risk of poor investment performance.

PRO.100209-23	8

The Fixed Interest Options

The following Fixed Interest Options may be available through the Contract:

•	Fixed Account A;
•	Fixed Account B; and
•	Fixed Account C

For descriptions of the Fixed Interest Options that may be available through the Contract, see AppendiX B.

Contract Features

Death Benefit. A Beneficiary may receive a death benefit in the event of your death during both the Accumulation Phase (described above). The availability of a death benefit during the Income Phase depends upon the Income Phase annuity payment option selected. See “DEATH BENEFIT” and “THE INCOME PHASE – Death Benefit During the Income Phase.”

Automatic Reallocation Program (“Asset Rebalancing”). Asset rebalancing allows you to reallocate your Account Value to match your current investment allocations by reallocating Account Values from the Subaccounts that have increased in value to those Subaccounts that have declined in value or increased in value at a slower rate or to Fixed Account A. Asset rebalancing also allows you to reallocate account values invested in Fixed Account A. See ‘THE CONTRACT – Contract Provisions and Limitations – The Automatic reallocation Program.”

Dollar Cost Averaging. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. See ‘THE CONTRACT – Contract Provisions and Limitations – The Dollar Cost Averaging Program.”

Loans. If allowed by the Contract and the qualified plan for which the Contract is issued and subject to the approval by the Plan Sponsor or its delegate, you may initiate a loan during the Accumulation Phase or prior to the Annuitant’s attained age 70½. The amount available for a loan is limited to your Account Value allocated to the Subaccounts and certain Fixed Interest Options. There are charges associated with loans. Loans are subject to requirements under the Tax Code and related loan regulations, as well as ERISA (if applicable). Further restrictions may apply due to our administrative practices or those administrative practices of a third party administrator selected by your Plan Sponsor. See “LOANS.”

Systematic Withdrawals. These allow you to receive regular payments from your Contract, while retaining the Contract in the Accumulation Phase. See “SYSTEMATIC WITHDRAWALS.”

Withdrawals. During the Accumulation Phase, you may, subject to any applicable retirement plan or Tax Code restrictions, withdraw all or part of your Withdrawal Value. No withdrawals are permitted from Fixed Account C. Contracts issued in connection with qualified retirement plans (other than IRAs and Roth IRAs) generally require that the Plan Sponsor, or its delegate, certify that you are eligible for the distribution. Amounts withdrawn may be subject to an early withdrawal charge, other deductions, tax withholding and taxation. See “WITHDRAWALS.”

Charges for Advisory Services. A participant may enter into an agreement with an independent investment adviser that will provide agreed-upon advisory services and may arrange to have the advisory fees deducted from the Variable Investment Options, in which case such deductions will reduce the death benefit payable under the participant’s Contract, they may be treated as withdrawals, and they may be subject to federal and state income taxes and a 10%penalty tax. See “CHARGES AND FEES – Charges for Advisory Services.”

Taxation. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “FEDERAL Tax Considerations.”

PRO.100209-23	9

FEE TABLE

The following tables describe the fees and expenses that you will pay during the Accumulation Phase when buying, owning and surrendering or making withdrawals from the Contract. These fees and expenses do not reflect any advisory fee paid to an independent investment adviser retained by a participant, and if such charges were reflected, these fees and expenses would be higher. See “THE INCOME PHASE” for fees that may apply after you begin receiving payments under the Contract.

The first table describes the fees and expenses that you paid at the time you purchased the Contract and will pay at the time you surrender or make withdrawals from the Contract or transfer Account Value between investment options. State premium taxes may also be deducted.

Transaction Expenses

Maximum Early Withdrawal Charge[4] (as a percentage of amount withdrawn, if applicable)
Applicable to Transfer Series Contracts	6.00%
Applicable to Flex Series Contracts	8.00%
Partial Withdrawal Processing Fee[5]	$25.00
Transfer Charge[6]	$25.00
Premium Tax[7]	0.00% to 4.00%

[4]	This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “CHARGES AND Fees” section. Under certain situations amounts may be withdrawn free of any withdrawal charge or the withdrawal charge may be reduced or waived. See “CHARGES AND Fees.”
[5]	We do not currently impose a partial withdrawal processing fee, but reserves the right to charge a fee not to exceed the lesser of 2.0% of the partial withdrawal amount or $25, including partial withdrawals made under the systematic withdrawal program. See “Fees – Early Withdrawal Charge.” See also “Systematic Withdrawals.”
[6]	We do not currently impose a charge for transfers between the Subaccounts or to or from the Fixed Interest Options. However, we reserve the right, to the extent permitted by state law, to assess a $25 charge on any transfer or to limit the number of transfers, including transfers made under the dollar cost averaging or automatic reallocation programs.
[7]	We reserve the right to deduct a charge for premium taxes from your Account Value or from Purchase Payments to the account at any time, but not before there is a tax liability under state law. See “CHARGES AND Fees ‒ Premium and Other Taxes.”

PRO.100209-23	10

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses

Annual Maintenance Fee[8]	$30.00
Base Contract Expenses[9] (as a percentage of average Account Value)	1.40%
Loan Processing Fee[10]	$25.00
Loan Interest Rate Spread (per annum)[11]	3.00%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of the Funds available under the Contract, including their annual expenses, may be found in APPENDIX A of this prospectus.

Annual Fund Expenses

Total Annual Fund Operating Expense	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2022).	0.10%	1.46%

See “CHARGES AND FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the Funds, including information about the revenue we may receive from each of the Funds or the Funds’ affiliates.

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses (assuming no loans), annual Contract expenses and annual Fund expenses. They do not reflect any advisory fee paid to an independent investment adviser (if retained by a participant) from a participant’s account, and if such charges were reflected, the costs would be higher.

[8]	We currently deduct an annual maintenance fee of $30 from the Account Value, but reserve the right to waive the charge when the Account Value exceeds $25,000 and for Contracts issued as funding vehicles for Tax Code Section 403(b) plans, early withdrawal charges may be waived under certain circumstances.
[9]	The mortality and expense risk charge included in the base contract expenses compensates us for the mortality and expense risks we assume under the Contract. The base contract expenses also include an administration expense charge equal to 0.15% annually of your Account Value invested in the Subaccounts. See “CHARGES AND FEES – Periodic Fees and Charges.”
[10]	This is the maximum fee we would charge. We are not currently charging this fee. See “Loans.”
[11]	This is the difference between the rate charged and the rate credited on loans under your Contract. Currently the Loan Interest Rate Spread is 2.5% per annum; however, we reserve the right to apply a spread of up to 3% per annum. For example, if the current loan interest rate charged on a loan is 6.0%, the amount of interest applied to the Contract would be 3.5%; the 2.5% Loan Interest Rate Spread is retained by the Company. See “Loans ‒ Things to Consider Before Initiating a Loan.”

PRO.100209-23	11

The following examples assume that you invest $100,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Fund expenses and optional benefits. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Applicable to Transfer Series Contracts:

Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$8,342	$13,517	$17,176	$32,462

Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$2,954	$9,048	$15,398	$32,462

Applicable to Flex Series Contracts:

Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$10,304	$15,749	$20,385	$32,462

Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$2,954	$9,048	$15,398	$32,462

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

There are risks associated with investing in the Contract.

•	Investment Risk – You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds;
•	Withdrawal Risk – You should carefully consider the risk associated with withdrawals, including a surrender of the participant’s certificate and a withdrawal under a certificate. A surrender or partial withdrawal may be subject to federal and state laws, including 10% federal income tax penalty on the taxable portion of the withdrawal, if taken prior to age 59½. Surrendering the participant certificate terminates the certificate. You should also consider the impact that a partial withdrawal may have on the benefits under a participant certificate, potentially including partial withdrawals to pay adviser fees. If a participant retains an investment adviser and elects to pay advisory fees form the participant’s account, such deductions will reduce death benefit amounts, and may be subject to federal and state income taxes and a 10% federal penalty tax. Because of Contract features like the Early Withdrawal Charge and given the tax consequences referred to above, you should not view the Contract as a short term savings vehicle.
•	Insurance Company Insolvency – It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised;
•	Tax Consequences – Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
•	Short-Term Investment – You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½; and
•	Cyber Security and Certain Business Continuity Risks – Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit
PRO.100209-23	12

significant resources to maintain and enhance its existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure Investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.

THE COMPANY

The Company issues the Contract described in this prospectus and is responsible for providing the Contract’s insurance and annuity benefits. All guarantees and benefits provided under the Contracts that are not related to the Separate Account are subject to the claims paying ability of the Company and our General Account. We are a stock life insurance company organized in 1885 and incorporated under the insurance laws of the State of Minnesota. Prior to October 1, 2002, the Contract was issued by Northern Life Insurance Company (“Northern”), a wholly owned subsidiary of the Company. On October 1, 2002, Northern merged into the Company, and the Company assumed responsibilities for Northern’s obligations under the Contract.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013, the common stock of Voya began trading on the New York Stock Exchange (“NYSE”) under the symbol “VOYA.”

We offer individual life insurance and annuities, employee benefits and retirement contracts. We are authorized to do business in the District of Columbia and in all states, except New York. Our principal executive offices are located at:

250 Marquette Avenue, Suite 900

Minneapolis, MN 55401

Product Regulation. Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor, the Internal Revenue Service (“IRS”) and the Office of the Comptroller of the Currency. For example, U.S. federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “FEDERAL TAX CONSIDERATIONS” for further discussion of some of these requirements. Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration. Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities, or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

SEPARATE ACCOUNT N

We established Separate Account N (the “Separate Account”) on October 1, 2002, under the insurance laws of the State of Minnesota. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws. Prior to October 1, 2002, the Separate Account was known as Separate Account One of Northern Life Insurance Company, which was created in 1994 under Washington law. In connection with the merger of Northern and the Company, the Separate Account was transferred to the Company.

Income, gains, and losses credited to, or charged against, the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of ReliaStar Life’s other assets. The assets of the Separate Account equal to contract liabilities may not be used to pay any liabilities of ReliaStar Life other than those arising from the Contracts. However, Separate Account assets that exceed contract liabilities are subject to any liabilities of ReliaStar Life. ReliaStar Life is obligated to pay all amounts promised to Investors under the Contracts.

PRO.100209-23	13

Information regarding each underlying Fund, including: (1) its name; (2) its investment adviser and any subadviser; (3) current expenses; and (4) performance is available in APPENDIX A to this prospectus. Each Fund has issued a prospectus that contains more detailed information about the Fund. You may obtain paper or electronic copies of those prospectuses by contacting Customer Service at 1-877-884-5050.

THE INVESTMENT OPTIONS

The Transfer Series and Flex Series Contracts each offer Variable Investment Options and Fixed Interest Options. When we established your account(s) (and your accounts may have been established at different times), you instructed us to allocate account dollars to any of the available investment options. Changes to allocations for future Purchase Payments or the transfer of existing balances among investment options may be requested by contacting Customer Service or through such other means as may be available under our administrative procedures in effect from time to time. Allocations must be in whole percentages, and we reserve the right to limit the number of transfers between investment transfers.

Some investment options may be unavailable through certain Contracts, or plans or in some states.

We may add, withdraw or substitute investment options subject to the conditions in the Contract and in compliance with regulatory requirements.

The Variable Investment Options

These options are Subaccounts of the Separate Account. Each Subaccount invests directly in shares of a corresponding mutual Fund, and earnings on amounts invested in a Subaccount will vary depending upon the performance and fees of its underlying Fund. You do not invest directly in or hold shares of the Funds.

Certain information about the Funds available through the Subaccounts of the Separate Account appears in APPENDIX A to this prospectus. Please also refer to the Fund prospectuses for additional information and read them carefully. Fund prospectuses may be obtained, free of charge by contacting Customer Service at 1-877-884-5050. More detailed information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=665368205. You can request this information as well as a paper copy at no cost by calling Customer Service at 1-877-884-5050 or by sending an email request to ProspectusRequests@voya.com.

Selection of Underlying Funds

The underlying Funds available through the Contracts described in this prospectus are determined by the Company but ultimately selected by the Plan Sponsor. When determining which underlying Funds to make available, we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying Fund with our hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying Fund or its service providers (e.g., the investment adviser or subadvisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the Fund can provide marketing and distribution support for sales of the Contracts. (For additional information on these arrangements, please refer to the “Revenue from the Funds” subsection of this prospectus.) We review the Funds periodically and may, subject to certain limits or restrictions, remove a Fund or limit its availability to new investment if we determine that a Fund no longer satisfies one or more of the selection criteria, and/or if the Fund has not attracted significant allocations under the Contracts. We have included certain of the Funds at least in part because they are managed or subadvised by our affiliates.

We do not recommend or endorse any particular Fund, and we do not provide investment advice.

PRO.100209-23	14

Fund of Funds

Certain Funds may be structured as “Fund of Funds” or “master-feeder” Funds. These Funds may have higher fees and expenses than a Fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying Funds in which they invest. These Funds may be affiliated Funds, and the underlying Funds in which they invest may be affiliated as well. The Fund prospectuses disclose the aggregate annual operating expenses of each Fund and its corresponding underlying Fund or Funds.

Funds With Managed Volatility Strategies

As described in more detail in the Fund prospectuses, certain Funds employ a managed volatility strategy that is intended to reduce the Fund’s overall volatility and downside risk. During rising markets, the hedging strategies employed to manage volatility could result in your Account Value rising less than would have been the case if you had been invested in a Fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy. In addition, the cost of these hedging strategies may have a negative impact on performance. On the other hand, investing in Funds with a managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your Account Value may decline less than would have been the case if you had not invested in Funds with a managed volatility strategy. There is no guarantee that a managed volatility strategy can achieve or maintain the Fund’s optimal risk targets, and the Fund may not perform as expected.

Revenue from the Funds

The Company or its affiliates may receive compensation from each of the Funds or the Funds’ affiliates. This revenue may include:

•	A share of the management fee;
•	Service fees;
•	For certain share classes, 12b-1 fees; and
•	Additional payments (sometimes referred to as revenue sharing).

12b-1 fees are used to compensate the Company and its affiliates for distribution related activity. Service fees and additional payments (sometimes collectively referred to as Subaccounting fees) help compensate the Company and its affiliates for administrative, recordkeeping or other services that we provide to the Funds or the Funds’ affiliates, such as:

•	Communicating with customers about their Fund holdings;
•	Maintaining customer financial records;
•	Processing changes in customer accounts and trade orders (e.g. purchase and redemption requests);
•	Recordkeeping for customers, including Subaccounting services;
•	Answering customer inquiries about account status and purchase and redemption procedures;
•	Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;
•	Transmitting proxy statements, annual and semi-annual reports, Fund prospectuses and other Fund communications to customers; and
•	Receiving, tabulating and transmitting proxies executed by customers.

The management fee, service fees and 12b-1 fees are deducted from Fund assets. Any such fees deducted from Fund assets are disclosed in the Fund prospectuses. Additional payments, which are not deducted from Fund assets and may be paid out of the legitimate profits of Fund advisers and/or other Fund affiliates, do not increase, directly or indirectly, Fund fees and expenses, and we may use these additional payments to finance distribution.

The amount of revenue the Company may receive from each of the Funds or from the Funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the Funds offered through the Contract. This revenue is one of several factors we consider when determining Contract fees and charges and whether to offer a Fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated Funds than to offer unaffiliated Funds.

PRO.100209-23	15

Assets allocated to affiliated Funds, meaning Funds managed by Voya Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated Funds may also be subadvised by a Company affiliate or an unaffiliated third party. Assets allocated to unaffiliated Funds, meaning Funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds. The revenue received by the Company from affiliated Funds may be based either on an annual percentage of average net assets held in the Fund by the Company or a share of the Fund’s management fee.

In the case of affiliated Funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, Fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated Fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated Funds provide the Company with a financial incentive to offer affiliated Funds through the Contract rather than unaffiliated Funds.

Additionally, in the case of affiliated Funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated Funds or their affiliates is based on an annual percentage of the average net assets held in that Fund by the Company. Some unaffiliated Funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

If the unaffiliated Fund families currently offered through the Contract that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 20212 in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

•	Fidelity® Variable Insurance Products Funds;
•	American Funds Insurance Series®.
•	PIMCO Variable Insurance Trust Funds;
•	Columbia Variable Product Funds
•	Franklin Templeton Variable Insurance Products Trust Funds;
•	Pioneer Variable Contracts Trust Funds;
•	Neuberger Berman Advisers Management Trust Funds
•	Lord Abbett Series Funds; and
•	Invesco Variable Insurance Funds

If the revenues received from the affiliated Funds were taken into account when ranking the Funds according to the total dollar amount they paid to the Company or its affiliates in 2022, the affiliated Funds would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated Funds described above, affiliated and unaffiliated Funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a Fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for personnel, and opportunities to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated Funds. See also “Contract Distribution.”

PRO.100209-23	16

Voting Rights

Each of the Subaccounts holds shares in a Fund and each is entitled to vote at regular and special meetings of that Fund. Under our current view of applicable law, we will vote the shares for each Subaccount as instructed by persons having a voting interest in the Subaccount. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

If you are a Contract Holder under the Contract, you have a fully vested interest in the Contract and may instruct the Company how to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Accordingly, it is possible for a small number of persons (assuming there is a quorum) to determine the outcome of a vote.

Each person who has a voting interest in the Separate Account will receive periodic reports relating to the Funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any Fund in which that person invests through the Subaccounts. Additionally:

•	During the Accumulation Phase, the number of votes is equal to the portion of your Account Value invested in the Fund, divided by the Net Asset Value of one share of that Fund; and
•	During the Income Phase, the number of votes is equal to the portion of reserves set aside for the Contract’s share of the Fund, divided by the Net Asset Value of one share of that Fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the Separate Account.

Right to Change the Separate Account

We do not guarantee that each Fund will always be available for investment through the Contract. Subject to certain conditions and restrictions applicable to certain types of retirement plans and state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the Separate Account with respect to some or all classes of Contracts:

•	Offer additional Subaccounts that will invest in new Funds or Fund classes we find appropriate for contracts we issue;
•	Combine two or more Subaccounts;
•	Close Subaccounts. We will provide advance notice by a supplement to this prospectus if we close a Subaccount. If a Subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the Subaccount that was closed or is unavailable may be automatically allocated among the other available Subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available Subaccounts, the amount to be allocated will be returned unless we are provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting Customer Service at 1-877-884-5050;
•	Substitute a new Fund for a Fund in which a Subaccount currently invests. In the case of a substitution, the new Fund may have different fees and charges than the Fund it replaced. A substitution may become necessary if, in our judgment:
•	A Fund no longer suits the purposes of your Contract;
•	There is a change in laws or regulations;
•	There is a change in the Fund’s investment objectives or restrictions;
•	The Fund is no longer available for investment; or
•	Another reason we deem a substitution is appropriate.
•	Stop selling the Contract;
•	Limit or eliminate any voting rights for the Separate Account; or
•	Make any changes required by the 1940 Act or its rules or regulations.

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

PRO.100209-23	17

The changes described above do not include those changes that may, if allowed under your plan, be initiated by your Plan Sponsor.

We reserve the right to transfer Separate Account assets to another separate account that we determine to be associated with the class of Contracts to which the Contract belongs.

Fixed Interest Options

For a description of the Fixed Interest Options that are available through the Contract, see AppendiX B.

Selecting Investment Options

When selecting investment options:

•	Choose options appropriate for you. Your local representative can help you evaluate which Subaccounts or Fixed Interest Options may be appropriate for your individual circumstances and your financial goals;

•	Understand the risks associated with the options you choose. Some Subaccounts invest in Funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other Funds. For example, Funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, Funds using derivatives in their investment strategy may be subject to additional risks. Because investment risk is borne by you, you should carefully consider any decisions that you make regarding investment allocations. You bear the risk of any decline in your Account Value resulting from the performance of the Funds you have chosen; and
•	Be informed. Read this prospectus, all of the information that is available to you regarding the Funds – including each Fund’s prospectus, SAI and annual and semi-annual reports, the Fixed Interest Option appendices and the Guaranteed Accumulation Account prospectus. After you make your selections, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

Furthermore, be aware that there may be:

•	Limits on Availability of Options. We may add, withdraw or substitute Funds, subject to the conditions in your Contract and in compliance with regulatory requirements. See “investment options – Right to Change the Separate Account.” Some Subaccounts or Fixed Interest Options may not be available in all Contracts or in some states. In the case of a substitution, the new Fund may have different fees and charges, investment objectives or policies than the Fund it replaced;
•	Limits on How Many Investment Options You May Select. Generally, you may select no more than 18 investment options at any one time during the Accumulation Phase of your account. Each Subaccount and each Fixed Account selected counts towards this 18 investment option limit; and
•	Reinvestment. The Funds described in this prospectus have, as a policy, the distribution of income, dividends and capital gains. There is, however, an automatic reinvestment of such distributions under the Contracts described in this prospectus.

CHARGES AND FEES

The charges we assess and the deductions we make under the Contract are in consideration for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The charges and fees under the Contract may result in a profit to us.

The following repeats and adds to information provided in the “Fee Table” section. Please review both this section and the “Fee Table” section for information on fees.

PRO.100209-23	18

Transaction Fees

Early Withdrawal Charge

Withdrawals of all or a portion of your Account Value may be subject to a charge. The early withdrawal charge may also be referred to as a surrender charge.

Purpose: This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the Contracts. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charges, to make up the difference.

PRO.100209-23	19

Amount: For Transfer Series Contracts, this charge is a percentage of the Purchase Payments withdrawn. For Flex Series Contracts, this charge is a percentage of the Account Value withdrawn. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

TRANSFER SERIES CONTRACTS
Account Year of Withdrawal Minus Account Year of Purchase Payment	Early Withdrawal Charge (as Percentage of Purchase Payments)
Less than 1 1 or more but less than 2 2 or more but less than 3 3 or more but less than 4 4 or more but less than 5 5 or more but less than 6 6 or more	6% 6% 5% 5% 4% 2% 0%

FLEX SERIES CONTRACTS
Account Year of Withdrawals	Early Withdrawal Charge (as Percentage of Account Value)
1 2 3 4 5 6 7 8 9 10 11 or more	8% 8% 8% 7% 6% 5% 4% 3% 2% 1% 0%

First In, First Out. For Transfer Series Contracts, the early withdrawal charge is calculated separately for each Purchase Payment withdrawn. Solely for purposes of calculating your early withdrawal charge, withdrawals will be deemed to be taken first from amounts attributable to Purchase Payments on a first-in, first-out basis, and then from earnings.

For example, if your initial Purchase Payment was made three years ago, we will deduct an early withdrawal charge equal to 5% of the portion of that Purchase Payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first Purchase Payment that you did not withdraw and/or your subsequent Purchase Payments to your account in the order they were received.

There is no early withdrawal charge for withdrawal of earnings.

Flex Series Contracts. If a full or partial withdrawal is taken from a Flex Series Contract before the eleventh completed Account Year, an early withdrawal charge may apply. The early withdrawal charge may be determined by multiplying the Account Value subject to the charge by the applicable early withdrawal percentage noted above.

Free Withdrawals. During any 12-month period you may withdraw a portion of your Account Value without an early withdrawal charge. The 12-month period begins with your first withdrawal. For the first withdrawal, the amount available without an early withdrawal charge will be determined on the date of the requested withdrawal and will be the greater of:

•	10% of the Account Value less any outstanding loan balance; or
•	For Transfer Series Contracts, the Purchase Payments remaining which are no longer subject to an early withdrawal charge; and for Flex Series Contracts, the Account Value no longer subject to an early withdrawal charge.
PRO.100209-23	20

If the first withdrawal equals the free withdrawal amount, other withdrawals during the 12-month period will be subject to an early withdrawal charge. If the first withdrawal exceeds the free withdrawal amount, the excess, as well as any other withdrawals requested during the 12-month period, will be subject to an early withdrawal charge.

If the first withdrawal is less than the free withdrawal amount, the unused portion may be applied against three additional withdrawals requested during the 12-month period.

The unused portion of the free withdrawal amount is computed by us on the date of any withdrawal request made after the first withdrawal in the 12-month period and will be based on:

10% x [(Greater of A or B) - C] - D

Where:

A = Account value on the date of the first withdrawal in the 12-month period;

B = Account value on the date of the withdrawal request;

C = Outstanding loan balance on the date of the withdrawal request; and

D = Any prior withdrawals made during the same 12-month period.

Early Withdrawal Charge Waivers Under All Contracts. These waivers apply to all contracts, unless otherwise specified. Please read the following subsection regarding additional waivers available under certain Contracts.

This charge is waived for portions of a withdrawal that are:

•	Used to provide Income Phase payments to you;
•	Paid due to the Contract Owner’s or Annuitant’s death during the Accumulation Phase or, in the case of a Nonqualified Contract, the Annuitant’s death during the Accumulation Phase; or
•	Paid upon termination of your account by us. See “Other Topics – Involuntary Terminations.”

Early Withdrawal Charge Waivers Under Certain Contracts. These waivers only apply to certain Contracts. You should refer to your Contract to determine which waivers apply to you.

The charge is waived for portions of a withdrawal from a 403(b) Contract that are:

•	Applied to a Contract offered by another approved provider under your plan;
•	Withdrawn due to separation from service from your employer; or
•	Withdrawn due to a hardship as defined by the Tax Code.

We currently provide a reduced early withdrawal charge for Investors of Contracts issued as tax deferred annuities for Tax Code Section 403(b) plans to employees of certain school districts which, in our judgment, have provided cost reduction benefits to us in the distribution of its Contracts. For such Investors, the early withdrawal charge on Flex Series Contracts is reduced to 5% in each of the first five Account Years. The early withdrawal charge on Transfer Series Contracts is reduced to 5% in each of the first two Account Years following receipt of a Purchase Payment.

Partial Withdrawal Processing Fee

Amount. We do not currently charge a partial withdrawal processing fee, but we reserve the right to charge a fee not to exceed the lesser of 2% of the amount withdrawn or $25 including partial withdrawals under the systematic withdrawal program.

Purpose. This fee reimburses us for administrative expenses associated with processing partial withdrawals.

Transfer Charge

Amount. We do not currently charge a transfer fee. However, we reserve the right, to the extent permitted by state laws and regulations, to charge a fee of $25 per transfer for any transfer and to limit the number of transfers, including transfers made under the dollar cost averaging program and the automatic reallocation program.

PRO.100209-23	21

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

Loan Processing Fee and Loan Interest Rate Spread

For a discussion of the charges that may be associated with loans, please see “LOANS – Things to Consider Before Initiating a Loan.”

Fund Redemption Fees

Certain funds may impose redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate and remit such fees back to that fund. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your Account Value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Periodic Fees and Charges

Annual Maintenance Fee

Maximum Amount. $30

When/How. Each year during the Accumulation Phase, we deduct this fee from your Account Value. We deduct it on your Account Anniversary and at the time of full withdrawal.

Purpose. This fee reimburses us for our administrative expenses related to the Contracts, the Separate Account and the Subaccounts.

Waiver. We reserve the right to waive the annual maintenance fee under certain circumstances. For example, we may waive the charge if your account Value exceeds $25,000 on the date this fee is to be deducted. However, we reserve the right to reinstate the fee on Contracts qualifying for any waiver.

Mortality and Expense Risk Charge

Maximum Amount. This charge, on an annual basis, is equal to 1.25% of the daily value of amounts invested in the Subaccounts. We may charge a different fee for different Funds (but not beyond the maximum amount).

When/How. This charge is deducted daily from the Subaccounts corresponding to the Funds you select. We do not deduct this charge from the Fixed Interest Options.

Purpose. This charge compensates us for the mortality and expense risks we assume under the Contract. Namely:

•	Mortality risks are those risks associated with our promise to make lifetime Income Phase payments based on annuity rates specified in the Contract and the funding of the guaranteed death benefit and other payments we make to Contract Owners or Beneficiaries of the accounts; and
•	Expense risk is the risk that the actual expenses we incur under the Contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the Contract, we will bear the loss. We may use any excess to recover distribution costs relating to the Contract and as a source of profit. We expect to earn a profit from this charge.

PRO.100209-23	22

Administrative Expense Charge

Maximum Amount. 0.15% annually of the daily value of amounts invested in the Subaccounts.

When/How. We deduct this charge daily from the Subaccounts corresponding to the Funds you select. We do not deduct this charge from the Fixed Interest Options.

Purpose. This charge helps defray our cost of providing administrative services under the Contracts and in relation to the Separate Account and Subaccounts.

Reduction or Elimination of Certain Fees

When sales of the Contract were made to individuals or a group of individuals in a manner that resulted in savings of sales or administrative expenses, we may have reduced or eliminated the early withdrawal charge or the annual maintenance fee. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

•	The size and type of group to whom the Contract was offered;
•	The type and frequency of administrative and sales services provided;
•	The use by an employer of automated techniques in submitting Purchase Payments or information related to Purchase Payments on behalf of its employees; or
•	Any other circumstances which reduce distribution or administrative expenses.

The exact amount of Contract charges applicable to a particular Contract will be stated in that Contract. The reduction or elimination of any of these fees will not unfairly discriminate against any person and will be done according to our rules in effect at the time the Contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

Fund Fees and Expenses

Each Fund deducts management/investment advisory fees from the amounts allocated to the Fund. In addition, each Fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the Fund. Furthermore, certain Funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of Fund shares. Fund fees and expenses are deducted from the value of the Fund shares on a daily basis, which in turn affects the value of each Subaccount that purchases Fund shares. Fund fees and expenses are one factor that impacts the value of a Fund’s shares. To learn more about Fund fees and expenses, the additional factors that can affect the value of a Fund’s shares and other important information about the Funds, refer to the Fund prospectuses.

Less expensive share classes of the Funds offered through this Contract may be available for investment outside of this Contract. You should evaluate the expenses associated with the Funds available through this Contract before making a decision to invest.

Charges for Advisory Services

We reserve the right to deduct from a participant’s account, upon authorization from the participant, any advisory and other fees due under an independent advisory services agreement between the participant and an investment adviser. Advisory fees will be deducted on a proportional basis from the Subaccounts that invest in the Funds used in the allocation model selected by the participant under the advisory services agreement, and any set-up fees may be deducted on a proportional basis from all of the Subaccounts, in which the participant is invested. Under proportional deduction, the portion of the overall fee deducted from a given Subaccount equals the same percentage that the Subaccount value represents to the value of all the Subaccounts used in the calculation (e.g., for deduction of the advisory fee, all the Subaccounts used in the allocation model). If you have not authorized payment of advisory fees from the Variable Investment Options, you would instead pay such fees outside the Contract.

PRO.100209-23	23

Please note that we have no control over the advisory fee arrangement between you and your investment adviser – that arrangement is solely between you and your adviser. Consequently, if you want to terminate your advisory arrangement, you would need to contact your adviser

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your Account Value or from Purchase Payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes from Purchase Payments as they are received, or from the Account Value immediately before you commence Income Phase payments, as permitted or required by applicable law. Unless directed otherwise, we will deduct any premium tax charges proportionately from the Subaccounts and Fixed Interest Options in which you are invested.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the Separate Account. See “FEDERAL Tax Considerations.”

THE CONTRACT

When considering your investment in the Contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401, 403(b), 408, 408A or 457 retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime Income Phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “Contract Purchase and Participation.”

PRO.100209-23	24

Contract Ownership and Rights

Who Owns the Contract? The Contract Holder. Some Contracts may have been purchased by and issued directly to employers sponsoring certain plans, including 457 and 401 plans. The term “you,” “Contract Holder” and “Contract Owner” apply to these employers, who have all rights under the Contracts.

Who Owns Money Accumulated Under the Contract? The Contract Holder.

Who Holds Rights Under the Contract? The Contract holder has all rights under the Contract. However, pursuant to Treasury Department regulations, the exercise of certain of these rights by participants in Tax Code Section 403(b) plans may require the consent and approval of your employer and/or Plan Sponsor or its delegate. See “FEDERAL TAX CONSIDERATIONS – Taxation of Qualified Contracts – Distributions – Eligibility – 403(b) Plans.”

What Happens if You Die? The Contract provides a death benefit in the event of your death, which is payable to the Beneficiary named under the Contract.

Transfers, Assignments or Exchanges of a Contract

A transfer of ownership or assignment of a Contract, the designation of an Annuitant, payee or other Beneficiary who is not also the Contract Holder or the exchange of a Contract may result in certain tax consequences to the Contract Holder that are not discussed herein. A Contract Holder contemplating any such transfer, assignment or exchange of a contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

A transfer of ownership or assignment of a Contract, the designation of an Annuitant, payee or other Beneficiary will only be binding on us if it is made in writing and sent to Customer Service. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the Contract Holder and the interest of the Annuitant and any Beneficiary will be subject to the rights of any assignee we have on our records.

The Account Value

During the Accumulation Phase, your Account Value at any given time equals:

•	Account dollars directed to the Fixed Interest Options, including interest earnings to date; plus
•	The current dollar value of amounts held in the Subaccounts, which takes into account investment performance and fees deducted from the Subaccounts.

Subaccount Accumulation Units. When a Fund is selected as an investment option, your account dollars invest in Accumulation Units of the Separate Account N Subaccount corresponding to that Fund. The Subaccount invests directly in the Fund shares. The value of your interests in a Subaccount is expressed as the number of Accumulation Units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

Accumulation Unit Value. The value of each Accumulation Unit in a Subaccount is called the Accumulation Unit Value (“AUV”). The AUV varies daily in relation to the underlying Fund’s investment performance. The AUV also reflects deductions for Fund fees and expenses, the mortality and expense risk charge, the administrative expense charge, if an, and advisory fees, if any. The deduction of any advisory fees can result in cancellation of units. We discuss these deductions in more detail in “Fee Table” and “CHARGES AND Fees.”

Valuation. We determine the AUV every normal business day that the NYSE is open, after the close of the NYSE (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the Net Investment Factor of the Subaccount. The Net Investment Factor measures the investment performance of the Subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The Net Investment Factor for a Subaccount between two consecutive valuations equals the sum of 1.0000 plus the Net Investment Rate.

PRO.100209-23	25

Net Investment Rate. The Net Investment Rate is computed according to a formula that is equivalent to the following:

•	The net assets of the Fund held by the Subaccount as of the current valuation; minus
•	The net assets of the Fund held by the Subaccount at the preceding valuation; plus or minus
•	Taxes or provisions for taxes, if any, due to Subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
•	The total value of the Subaccount’s units at the preceding valuation; and minus
•	A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted daily from investments in the Separate Account. See “CHARGES AND Fees.”

The net investment rate may be either positive or negative.

Hypothetical Illustration

As a hypothetical illustration, assume that your initial Purchase Payment to a Qualified Contract was $5,000 and you directed us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we received the Purchase Payment the applicable AUVs after the next close of business of the NYSE were $10 for Subaccount A and $25 for Subaccount B. Your account was credited with 300 Accumulation Units of Subaccount A and 80 Accumulation Units of Subaccount B.

Step 1: You made an initial Purchase Payment of $5,000.

Step 2:

•	You directed us to invest $3,000 in Fund A. The Purchase Payment purchased 300 Accumulation Units of Subaccount A ($3,000 divided by the current $10 AUV); and
•	You directed us to invest $2,000 in Fund B. The Purchase Payment purchased 80 Accumulation Units of Subaccount B ($2,000 divided by the current $25 AUV).

Step 3: The Separate Account then purchased shares of the applicable Funds at the then current market value (Net Asset Value or NAV).

Each Fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the Subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account

If all or a portion of your initial Purchase Payment was directed to the Subaccounts, it purchased Subaccount Accumulation Units at the AUV next computed after our acceptance of your application, as described in “CONTRACT PURCHASE AND PARTICIPATION.” Subsequent Purchase Payments or transfers directed to the Subaccounts that we receive in Good Order by the close of business of the NYSE will purchase Subaccount Accumulation Units at the AUV computed as of the close of the NYSE on that day. The value of Subaccounts may vary day to day. Subsequent Purchase Payments and transfers received in Good Order after the close of the NYSE will purchase Accumulation Units at the AUV computed as of the close of the NYSE on the next business day.

PRO.100209-23	26

Contract Provisions and Limitations

Account Termination

Your Contract will terminate if:

•	The entire Account Value is withdrawn on or before Income Phase payments begin;
•	The entire Account Value is paid in a lump sum as a death benefit before Income Phase payments begin; or
•	Subject to state laws and regulations, the outstanding loan balance equals or exceeds the Account Value less any early withdrawal charges.

In addition, we reserve the right to terminate a Contract if you have not made any Purchase Payments for a period of two full years and the guaranteed monthly benefit under the life annuity with payments for ten or 20 years would be less than $20 per month when you reach age 71 or at the end of the eleventh Account Year, whichever is later.

Allocation of Purchase Payments

All Purchase Payments are allocated to your Account Value on the Valuation Date of their receipt. We will allocate your Purchase Payments among the investment options you select. Allocations must be in whole percentages, and there are limitations on the number of investment options you may select. If the most recent allocation instructions we have on file include a Subaccount that corresponds to an underlying Fund that is closed to new investment or is otherwise unavailable, additional Purchase Payments received that would have been allocated to the Subaccount corresponding to the closed or otherwise unavailable Fund may be automatically allocated among the other available Subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available Subaccounts, we must receive alternative allocation instructions or the Purchase Payment will be returned. Alternative allocation instructions can be given by contacting Customer Service. See “THE INVESTMENT OPTIONS.”

Transfers Among Investment Options

During the Accumulation Phase you may transfer amounts among the available Subaccounts and from the Subaccounts to either Fixed Account A or Fixed Account B. Amounts may be transferred from Fixed Account C to one or more Subaccounts only and requires participation in the dollar cost averaging program. Transfers from Fixed Account C to Fixed Account A or Fixed Account B are not allowed. Transfers from Fixed Account A, Fixed Account B or the Subaccounts to Fixed Account C are not allowed. See APPENDIX B.

We do not currently charge a transfer fee. However, we reserve the right, to the extent permitted by state laws and regulations, to charge a fee of $25 for each transfer and to limit the number of transfers.

Transfers may be requested in writing, by telephone or through such other means as may be available under our administrative procedures in effect from time to time. Transfers must be made in accordance with the terms of the Contract.

Value of Transferred Dollars. The value of amounts transferred in or out of Subaccounts will be based on the Subaccount AUV next determined after Customer Service receives your request in Good Order or if you are participating in the dollar cost averaging or automatic reallocation programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a unique identifier or personal password. You are responsible for keeping your unique identifier or personal password and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

PRO.100209-23	27

Tax Code Restrictions

The Tax Code places some limitations on contributions to your account. See “FEDERAL Tax Considerations.”

Dollar Cost Averaging Program

Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price.

Currently, under this program you may, during the Accumulation Phase, elect one of the following transfer options:

Option One:

•	You may direct us to automatically transfer a fixed dollar amount or a specified percentage from the Subaccounts or Fixed Account A to any of the other Subaccounts or to Fixed Account A or Fixed Account B, or from Fixed Account C to the Subaccounts. However, transfers from Fixed Account C to Fixed Account A or Fixed Account B are not allowed. Also, no transfers to Fixed Account C are allowed from any Subaccount or from any other fixed option.
•	Transfers from Fixed Account A may be made on a monthly, quarterly, semi-annual or annual basis. Transfers from Fixed Account C may be made on a monthly basis only.

Option Two:

•	You may direct us to automatically transfer the interest earned on amounts invested in Fixed Account B to any one or more of the Subaccounts.
•	Only automatic transfers of 100% of interest earned are allowed. We will only transfer interest that is earned after you have elected this option. Reallocations may be made on a monthly, quarterly, semi-annual or annual basis.
•	To elect transfers of this type, your Account Value must be at least $10,000 and the Fixed Account B Account Value must be at least $5,000. We reserve the right to discontinue these transfers when the Fixed Account B Account Value becomes less than $5,000.
•	Transfers from Fixed Account B to the Subaccounts or to Fixed Account A are allowed, subject to certain conditions. See APPENDIX B.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each Account Year. To obtain an application form or for additional information about this program, contact your sales representative or contact Customer Service.

We reserve the right to discontinue, modify or suspend the dollar cost averaging program and to charge a processing fee not to exceed $25 for each transfer made under this program.

The Automatic Reallocation Program (“Asset Rebalancing”)

Asset rebalancing allows you to reallocate your Account Value to match your current investment allocations by reallocating Account Values form the Subaccounts that have increased in value to those Subaccounts that have declined in value or increased in value at a slower rate or to Fixed Account A. Asset rebalancing also allows you to reallocate Account Values invested in Fixed Account A. We automatically reallocate your Account Value on each quarterly anniversary of the date we established your account (or any other date as we allow). annually (or more frequently as we allow). Asset rebalancing neither ensures a profit nor guarantees against loss in a declining market.

There is currently no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each Account Year. You are eligible to participate in this program if your Account Value is at least $10,000. To obtain an application form or for additional information about this program, contact Customer Service. You must choose the applicable Subaccounts and the percentage of Account Value to be maintained on a quarterly basis in each Subaccount. All values in a selected Subaccount will be available for rebalancing.

Subaccount reallocations or changes outside of the automatic reallocation program may affect the program. Changes such as Fund mergers, substitutions or closures may also affect the program.

PRO.100209-23	28

You may instruct us at any time to terminate this program by contacting Customer Service. Any value in a Subaccount that has not been reallocated will remain in that Subaccount regardless of the percentage allocation, unless you instruct us otherwise. If you wish to continue the reallocations after they have been terminated, you must complete an application and have at least $10,000 of Account Value.

We reserve the right to discontinue, modify or suspend the automatic reallocation program and, to the extent permitted by state laws and regulations, to charge a processing fee not to exceed $25 for each reallocation between the Subaccounts or to or from the unloaned Account Value of Fixed Account A. The Account Value in Fixed Account C is not eligible for participation in this program.

Transfers from the Fixed Accounts. For information on transfers from the Fixed Accounts, see APPENDIX B and your Contract.

The General Account

All guarantees and benefits provided under the Contracts that are not related to the Separate Account are subject to the claims paying ability and financial strength of the Company and our General Account.

The following obligations under the Contract are funded by the General Account which supports our insurance and annuity obligations:

•	Amounts allocated to Fixed Account A, Fixed Account B and Fixed Account C;
•	Amounts funding fixed Income Phase Payments;
•	Death benefit payments held in an interest bearing retained asset account; and
•	Where the amount of the death benefit exceeds the Account Value.

Contract Modification

We may change the Contract as required by federal or state law or as otherwise permitted in the Contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Limits on Frequent or Disruptive Transfers

The Contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a Fund and raise its expenses through:

•	Increased trading and transaction costs;
•	Forced and unplanned portfolio turnover;
•	Lost opportunity costs; and
•	Large asset swings that decrease the Fund’s ability to provide maximum investment return to all Contract Owners and participants.

This in turn can have an adverse effect on Fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should be aware that:

•	We suspend the Electronic Trading Privileges, as defined below, of any individual or organization if we determine, in our sole discretion, that the individual’s or organization’s transfer activity is disruptive or not in the best interest of other owners of our variable insurance and retirement products, or the participant’s in such products; and
•	Each underlying Fund may limit or restrict Fund purchases and we will implement any limitation or restriction on transfers to an underlying Fund as directed by that underlying Fund.
PRO.100209-23	29

Consequently, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the Contract.

Excessive Trading Policy

We and the other members of the Voya family of companies that provide multi-Fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various Fund families that make their Funds available through our products to restrict excessive Fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor Fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if Fund transfer and reallocation activity:

•	Meets or exceeds our current definition of Excessive Trading, as defined below; or
•	Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define “Excessive Trading” as:

•	More than one purchase and sale of the same Fund (including money market Funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same Fund is referred to as a “round-trip”). This means two or more round-trips involving the same Fund within a 60 calendar day period would meet our definition of Excessive Trading; or
•	Six round-trips involving the same Fund within a rolling 12 month period.

The following transactions are excluded when determining whether trading activity is excessive:

•	Purchases or sales of shares related to non-Fund transfers (for example, new Purchase Payments, withdrawals and loans);
•	Transfers associated with any scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;
•	Purchases and sales of Fund shares in the amount of $5,000 or less;
•	Purchases and sales of Funds that affirmatively permit short-term trading in their Fund shares, and movement between such Funds and a money market Fund; and
•	Transactions initiated by us, another member of the Voya family of companies, or a Fund.

If we determine that an individual or entity has made a purchase of a Fund within 60 days of a prior round-trip involving the same Fund, we will send them a letter warning that another sale of that same Fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate Fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (“VRU”), telephone calls to Customer Service or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same Fund within a rolling 12 month period, we will send them a letter warning that another purchase and sale of that same Fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate Fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the Fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all Fund transfers or reallocations, not just those that involve the Fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate Fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the Fund whose shares were involved in the activity that violated our Excessive Trading Policy.

PRO.100209-23	30

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the Fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular Fund, at any time without prior notice, depending on, among other factors, the needs of the underlying Fund(s), the best interests of Contract Owners, participants, and Fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all Contract Owners and participants or, as applicable, to all Contract Owners and participants investing in the underlying Fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, Fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Underlying Funds

Each underlying Fund available through the variable insurance and retirement products offered by us and/or the other members of the Voya family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of Fund shares are subject to acceptance or rejection by the underlying Fund. We reserve the right, without prior notice, to implement Fund purchase restrictions and/or limitations on an individual or entity that the Fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a Subaccount if the corresponding Fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a Fund or all Funds within a Fund family) will be done in accordance with the directions we receive from the Fund.

Agreements to Share Information with Fund Companies

As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the Fund companies whose Funds are offered through the Contract. Contract Owner and participant trading information is shared under these agreements as necessary for the Fund companies to monitor Fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding Contract Owner and participant transactions, including but not limited to information regarding Fund transfers initiated by you. In addition to information about Contract Owner and participant transactions, this information may include personal Contract Owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a Fund company may direct us to restrict a Contract Owner or participant’s transactions if the Fund determines that the Contract Owner or participant has violated the Fund’s excessive/frequent trading policy. This could include the Fund directing us to reject any allocations of Purchase Payments or Account Value to the Fund or all Funds within the Fund family.

PRO.100209-23	31

THE INCOME PHASE

During the Income Phase, you stop contributing dollars to your account and start receiving payments from your accumulated Account Value.

Initiating Income Phase Payments

To start receiving Income Phase payments, you must notify us in writing of the following:

•	Payment start date;
•	Income Phase payment option (see the “Income Phase Payment Options” table in this section); and
•	Choice of fixed, variable or a combination of both fixed and variable payments.

Your account will continue in the Accumulation Phase until you properly initiate Income Phase payments. If you have not selected an Income Phase payment option or a required minimum distribution payment method (for Qualified Contracts) before the payment start date, we will apply the Account Values from the Fixed Accounts to provide fixed Income Phase payments and the Subaccount values to provide variable Income Phase payments, both in the form of a Life Income with Payments Guaranteed for Ten Years (120 months) to be automatically effective. You may change the Income Phase payment option by contacting Customer Service in writing before the payment start date.

Generally, the first Income Phase payment must be made by April 1 of the calendar year following the calendar year in which the Contract Owner attains age 73 (or such age and time as prescribed by the IRC section 401(a)(9)) or in the case of an employer-sponsored plan, April 1 of the calendar year following the calendar year in which the Contract Owner retires, whichever occurs later. See “FEDERAL TAX CONSIDERATIONS – Taxation of Qualified Contracts – Lifetime Required Minimum Distributions (401(a), 401(k), 403(b), 457(b) Plans and IRAs).”

Once an Income Phase payment option is selected, it may not be changed. See “Income Phase Payment Options.”

Calculation of Income Phase Payments

Some of the factors that may affect Income Phase payments include: your age, your gender, your Account Value, the Income Phase payment option selected (including the frequency and duration of payments under the option selected), number of guaranteed payments (if any) selected and whether you select variable or fixed Income Phase payments. As a general rule, more frequent Income Phase payments will result in smaller individual Income Phase payments. Likewise, Income Phase payments that are anticipated over a longer period of time will also result in smaller individual Income Phase payments.

Fixed Payments. Amounts funding fixed Income Phase payments will be held in the Company’s General Account. Fixed payments do not vary with investment performance over time.

Variable Payments. Amounts funding your variable Income Phase payments will be held in the Subaccount(s) selected. The Subaccounts available for investment during the Income Phase may be different than those available for investment during the Accumulation Phase. For information about the Subaccounts available during the Income Phase, please contact Customer Service. Payment amounts will vary depending upon the performance of the Subaccounts you select. For more information about how variable Income Phase payments are determined, call Customer Service for a copy of the SAI. After Income Phase payments begin, you may transfer between Subaccounts once per year.

Assumed Net Investment Rate. If you elect variable Income Phase payments, the assumed net investment rate is 3.0%. If the investment performance of the Subaccounts you selected exceeds 3.0%, your Income Phase payments will increase. Conversely, if the investment performance of the Subaccounts you selected is less than 3.0%, your Income Phase payments will decrease.

PRO.100209-23	32

Charges Deducted

When you select an Income Phase payment option (one of the options listed in the table below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the Subaccounts. This charge compensates us for mortality and expense risks we assume under Income Phase payment options and is applicable to all Income Phase payment options, including variable options under which we do not assume a mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to earn a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. We may also deduct a daily administrative charge of 0.15% annually from amounts held in the Subaccounts. We are currently deducting this charge.

Required Minimum Payment Amounts

The Income Phase payment option you select must result in monthly payments of at least $100. We reserve the right to change the frequency of Income Phase payments to intervals that will result in payments of at least $100.

If the Account Value less any outstanding loan balance at the payment start date is less than $5,000, we reserve the right to issue a lump-sum payment and cancel the Contract. See “THE CONTRACT – Contract Provisions and Limitations – Account Termination.”

Restrictions on Start Dates and the Duration of Payments

Unless otherwise agreed to by us, the start date must be the first business day of any calendar month, and the earliest start date is the first business day of the first month that is at least 60 days after issue. If you do not select a start date, or, for Qualified Contracts, if you do not select a required minimum distribution payment method, the start date will be the Annuitant’s 85th birthday. The latest start date is the Annuitant’s 99th birthday. If Income Phase payments start when the Annuitant is at an advanced age, such as over 95, it is possible that the Contract will not be considered an annuity for federal tax purposes. You may change the start date by contacting Customer Service in writing at least 30 days before the start date currently in effect and the new start date. The new start date must satisfy the requirements for a start date.

For Qualified Contracts only, Income Phase payments may not extend beyond:

•	The life of the Annuitant;
•	The joint lives of the Annuitant and Beneficiary;
•	A guaranteed period greater than the Annuitant’s life expectancy; or
•	A guaranteed period greater than the joint life expectancies of the Annuitant and Beneficiary.

See “FEDERAL TAX CONSIDERATIONS” for further discussion of rules relating to Income Phase payments.

Death Benefit During the Income Phase

The death benefits that may be available to a Beneficiary are outlined in the following “Income Phase Payment Options” table. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days following the next Valuation date after Customer Service receives proof of death acceptable to us and a payment request in Good Order.

PRO.100209-23	33

If continuing Income Phase payments are elected:

•	The Beneficiary may not elect to receive a lump sum at a future date unless the Income Phase payment option specifically allows a withdrawal right; and
•	The Beneficiary must meet the distribution rules imposed by the Tax Code. These rules recently changed for deaths occurring after January 1, 2020. Failure to meet these rules can result in tax penalties. See “FEDERAL TAX CONSIDERATIONS – Taxation of Qualified Contracts – Required Distributions Upon Death” for the distribution rules imposed by the Tax Code.

We will calculate the value of any death benefit at the next Valuation Date after Customer Service receives proof of death and a request for payment in Good Order. Such value will be reduced by any payments made after the date of death.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account”) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option. See “DEATH BENEFIT – The Retained Asset Account” for more information about the retained asset account.

Partial Entry into the Income Phase

You may elect an Income Phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the Accumulation Phase. Amounts applied to Income Phase payments are treated as a withdrawal from the Contract, and we reserve the right to deduct any premium taxes not already paid under the Contract. Whether the Tax Code considers such payments taxable as Income Phase payments or as withdrawals is currently unclear; therefore, you should consult with a tax and/or legal adviser before electing this option. The same or different Income Phase payment option may be selected for the portion left invested in the Accumulation Phase.

Taxation. To avoid certain tax penalties, you or your Beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an Income Phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “FEDERAL TAX CONSIDERATIONS” for additional information.

Income Phase Payment Options

Subject to the conditions and requirement of state law, the following table lists the Income Phase payment options and accompanying death benefits available under the Contracts. The Tax Code and/or some Contracts may restrict the options and the terms available to you and/or your Beneficiary. See “FEDERAL Tax Considerations.” We may offer additional Income Phase payment options under the Contract from time to time.

Terms used in the table:

•	Annuitant: The person(s) on whose life expectancy(ies) the Income Phase payments are calculated; and
•	Beneficiary: The person(s) or entity(ies) designated to receive the death benefit payable under the Contract.

Lifetime Income Phase Payment Options
Life Income

Length of Payments: For as long as the Annuitant lives. It is possible that only one payment will be made should the Annuitant die prior to the second payment’s due date.

Death Benefit ‒ None: All payments end upon the Annuitant’s death.

PRO.100209-23	34

Lifetime Income Phase Payment Options (continued)
Life Income with Payments Guaranteed for Ten Years*

Length of Payments: For as long as the Annuitant lives, with payments guaranteed for ten years (120 months).

Death Benefit ‒ Payment to the Beneficiary: If the Annuitant dies before we have made all the guaranteed payments, we will continue to pay the Beneficiary the remaining payments.

Life Income – Two Lives

Length of Payments: For as long as either Annuitant lives. It is possible that only one payment will be made if both Annuitants die before the second payment’s due date.

Death Benefit ‒ None: All payments end upon the death of both Annuitants.

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract:

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	To pay a death benefit when the Contract Holder or, in certain circumstances, when the Annuitant dies.	Standard	No additional fee.

If the Annuitant dies before the first day of the month after his or her 80th birthday, the death benefit will be the greatest of (1), (2) or (3), where:

(1) Is the Account Value on the Claim Date less any outstanding loan balance;

(2) Is the sum of all Purchase Payments, adjusted for any amounts deducted from your account and

(3) Is the Account Value on the sixth Account anniversary immediately preceding your death, adjusted for Purchase Payments made and for amounts deducted since that anniversary.

If the Annuitant dies after the first day of the month after his or her 80th birthday, the death benefit will be the Account Value less any outstanding loan balance.

If the Contract Holder dies, the death benefit will equal the Account Value less any outstanding loan balance, early withdrawal charge and annual maintenance fee as of the Claim Date.

*      Guaranteed period payments may not extend beyond the shorter of your life expectancy or until age 95.

PRO.100209-23	35

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging	Allows you to purchase fixed dollar amounts of an investment at regular intervals, regardless of price.	Optional	We reserve the right to charge a processing fee not to exceed $25 for each transfer.

Transfers among the investment options are restricted.

Two options are available. If you elect to participate in Option Two:

•   Only the interest earned on amounts invested in Fixed Account B will be transferred;

•   Your Account Value must be at least $10,000; an

•   Your Account Value in Fixed Account B must be at least $5,000.

We reserve the right to:

•   Discontinue, modify or suspend the program; and

•   Limit the number of transfers made under the program. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits

Automatic reallocation Program (“Asset Rebalancing”)	Allows you to reallocate your Account Value in the investments and percentages you identify.	Optional	We reserve the right to charge a processing fee not to exceed $25 for each transfer.

•   Your Account Value must be at least $10,000 in order to participate in this program;

•   Subaccount reallocations or changes outside of the automatic reallocation program may affect the program;

•   Changes such as Fund mergers, substitutions or closures may affect the program;

•   We reserve the right to discontinue, modify or suspend this program;

•   We reserve the right to limit the number of transfers made under the program; and

• The Account Value in Fixed Account C is not eligible for participation in this program.

PRO.100209-23	36

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Systematic Withdrawals	Allows you to receive regular payments from your Contract without moving into the Income Phase.	Optional	An applicable early withdrawal charge of 8.0%; and a processing fee not to exceed the lesser of 2.0% of each systematic withdrawal payment or $25.

We reserve the right to modify or discontinue offering systematic withdrawals.

The amount of each systematic withdrawal must be at least $100. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Loans	Allows you to borrow against your Account Value allocated to the Subaccounts and certain Fixed Interest Options.	Optional	Applicable early withdrawal charge: 8.0%; Loan Interest Rate Spread (per annum): 3.0%; and a loan processing Fee: $25.	Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts and the interest guarantees of the Fixed Interest Options and you may lose the benefit of tax-deferred growth on earnings. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits
Deduction of Advisory Fees from Participant Account	Contract permits adviser retained by participant to have its fees deducted from participant account.	Standard	No additional fee for this benefit.

Advisory fee deducted reduces the amount of death benefit and may be treated as a withdrawal upon proper authorization – see discussion of each death benefit in this table above.

Withdrawal of advisory fees from a participant’s account may be subject to federal and state income taxes and a 10% federal penalty tax.

DEATH BENEFIT

The Contract provides a death benefit in the event of your death, which is payable to the Beneficiary and/or Contingent Beneficiary(ies) named under the Contract. Unless you have instructed us otherwise, if more than one Beneficiary has been named, the payment will be paid in equal shares. If you die and no Beneficiary or Contingent Beneficiary exists, or if the Beneficiary or Contingent Beneficiary is not living on the date payment is due, the death benefit will be paid in a lump sum to your estate.

You may change the designated Beneficiary at any time before Income Phase payments begin by contacting Customer Service. Upon Customer Service’s receipt of your written request in Good Order, we will process the change effective the date it was signed. Any change in Beneficiary will not affect any payments made or affect any actions taken by us before the request was received. We are not responsible for the validity of any Beneficiary change.

PRO.100209-23	37

During the Accumulation Phase

During the Accumulation Phase, a death benefit is payment with the Contract Holder or, in certain circumstances, when the Annuitant dies. For death benefit information applicable to the Income Phase, see “THE Income Phase – Death Benefit During the Income Phase.”

Payment Process

The Beneficiary may choose one of the following three methods of payment:

•	Receive a lump-sum payment equal to all or a portion of the Account Value;
•	Apply some or all of the Account Value to any of the Income Phase payment options (in no event may payments to a Beneficiary extend beyond the Beneficiary’s life expectancy or any period certain greater than the Beneficiary’s life expectancy); or
•	Any other distribution method acceptable to us.

The timing and manner of payment are subject to the Tax Code’s distribution rules. See “FEDERAL TAX CONSIDERATIONS – Distributions – General.” In general, the death benefit must be applied to either an Income Phase payment option within one year of the Contract Holder’s or Annuitant’s death or the entire Account Value must be distributed within five years of the Contract Holder’s or Annuitant’s date of death. For Qualified Contracts, an exception to this provision applies if the designated Beneficiary is the surviving spouse, in which case the Beneficiary may continue the Contract as the successor Contract Holder and generally may exercise all rights under the Contract.

Requests for payment of the death benefit in a lump sum will be paid within seven calendar days following the next valuation after we receive proof of death and a request for payment in Good Order. Requests for continuing Income Phase payments or another form of distribution method must be in writing and received by us within the time period allowed by the Tax Code or the death benefit will be paid in a lump sum and the Contract will be canceled.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Death Benefit Amount

We will calculate the value of any death benefit at the next valuation after Customer Service receives proof of death and a request for payment in Good Order. Such value will be reduced by any payments made after the date of death. The amount payable will be determined as follows:

•	If the Annuitant dies before the first day of the month after his or her 80th birthday, the death benefit will be the greatest of:
•	The Account Value on the Claim Date less any outstanding loan balance;
•	The sum of all Purchase Payments, adjusted for any amounts deducted from your account (including withdrawals, payments made under an Income Phase payment option, loans and fees and expenses); or
PRO.100209-23	38

•	The Account Value on the sixth account anniversary immediately preceding your death (i.e., the Account Value on the latest of the 6th, 12th, 18th, etc. Account Anniversary) adjusted for Purchase Payments made and for amounts deducted (including withdrawals, payments made under an Income Phase payment option, loans and fees and expenses) since that anniversary.
•	If the Annuitant dies after the first day of the month after his or her 80th birthday, the death benefit will be the Account Value less any outstanding loan balance.
•	If the Contract Holder dies, the death benefit will equal the Account Value less any outstanding loan balance, early withdrawal charge and annual maintenance fee as of the Claim Date.

Any advisory fee deducted reduces Account Value on a dollar-for-dollar basis, and thus reduces the amount of this death benefit.

Tax Code Requirements

The Tax Code requires distribution of death benefit proceeds within a certain period of time and these requirements have recently changed generally for deaths after January 1, 2020. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the Beneficiary in the same manner as if you had received those payments. See “FEDERAL Tax Considerations” for additional information.

CONTRACT PURCHASE AND PARTICIPATION

Purchasing the Contract

This Contract is no longer available for new sales. Deposits may continue to be made to existing Contracts.

To purchase the Contract:

•	The Contract Holder completed an application and made an initial Purchase Payment.
•	We approved the application, issued a Contract and set up an account for the Contract Holder under the Contract.

The Contracts were not available for sale in New York. Transfer Series Contracts were not available for sale in the Commonwealth of Massachusetts. Some Funds or Fixed Accounts may be unavailable through certain Contracts and plans or in some states.

PRO.100209-23	39

Methods of Purchase Payment

For Nonqualified Contracts, the following Purchase Payment methods were/are allowed:

•	One lump sum;
•	Periodic payments; or
•	Transfer under Tax Code Section 1035.

For Qualified Contracts, the following Purchase Payment methods were/are allowed:

•	One lump sum;
•	Periodic payments; or
•	Rollovers or exchanges, as permitted by the Tax Code. Currently the Contracts do not allow rollovers from a 401(a), 401(k), 403(b) plan or from an IRA into Contracts used with 457(b) plans.

Under a Transfer Series Contract, the minimum subsequent Purchase Payment may not be less than $5,000. The minimum and subsequent Purchase Payments under a Flex Series Contract may not be less than $200 annually for 403(b) Contracts and $50 per payment for all other Contracts. The minimum payment to Fixed Account C is $5,000. We reserve the right to reject any Purchase Payment to an existing account if the Purchase Payment, together with the Account Value at the next valuation date, exceeds $1,000,000. Any Purchase Payment not accepted by the Company will be refunded.

Any reduction of the minimum subsequent Purchase Payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the Purchase Payment is received. We reserve the right to change these rules from time to time.

Allocation of Purchase Payments

We will allocate your Purchase Payments among the investment options you select. Allocations must be in whole percentages and there are limits on the number of investment options you may select. See “Investment Options.”

Tax Code Restrictions

The Tax Code places some limitations on contributions to your account. See “FEDERAL Tax Considerations.”

Participation in the Contract

You should pay attention to the following issues, among others:

•	Long-Term Investment – The Contracts described in this prospectus are long-term investments, and are typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time Funds are left in the Contract. You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½;
•	Investment Risk – The value of investment options available under this Contract may fluctuate with the markets and interest rates. You should not participate in this Contract in order to invest in these options if you cannot risk getting back less money than you put in; and
•	Features and Fees – The fees for this Contract reflect costs associated with the features and benefits it provides. You should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.
PRO.100209-23	40

Other Products

We and our affiliates offer various other products with different features and terms than the Contracts described in this prospectus, which may offer some or all of the same Funds. These products have different benefits, fees and charges and may offer different share classes of the Funds offered in this Contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and, if you are interested in learning more about these other products, contact your registered representative. These other options may not be available under your plan.

WITHDRAWALS

Making a Withdrawal

Subject to any applicable retirement plan or Tax Code restrictions (see “Withdrawal Restrictions” below), you may withdraw all or a portion of your withdrawal value at any time during the Accumulation Phase. No withdrawals are permitted from Fixed Account C. Contracts issued in connection with qualified retirement plans (other than IRAs and Roth IRAs) generally require that the plan sponsor, or its delegate, certify that you are eligible for the distribution. To find out which waivers apply to the Contract issued in connection with your plan, consult the certificate or the Contract (held by the Contract Holder).

Steps for Making a Withdrawal

You must select the Withdrawal Amount:

•	Full Withdrawal: You will receive your Withdrawal Value, reduced by any applicable tax, redemption fees and annual maintenance fees; or
•	Partial Withdrawals: You may request withdrawal of either:
•	A gross amount, in which case the applicable early withdrawal charge, redemption fees and taxes will be deducted from the gross amounts requested; or
•	A specific amount after deduction of the applicable early withdrawal charge, redemption fees and taxes.

Requests for partial withdrawals are subject to the following conditions:

•	The minimum amount of any partial withdrawal must be $1,000;
•	The Account Value may not fall below the greater of $1,000 or any outstanding loan balance divided by 85%;
•	We may charge a processing fee of $25 or, if less, 2.0% of the amount partially surrendered;
•	Unless otherwise agreed to by us, we will withdraw dollars in the same proportion as the values you hold in the investment options in which you have an Account Value; and
•	You must properly complete a disbursement form and deliver it to Customer Service.

Calculation of Your Withdrawal

We determine your Account Value every normal business day that the NYSE is open, after the close of the NYSE. We pay withdrawal amounts based on your Account Value as of the next valuation date after Customer Service receives a request for withdrawal in Good Order.

Delivery of Payment

Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following Customer Service’s receipt of your properly-completed disbursement form in Good Order. No interest will accrue on amounts represented by uncashed withdrawal checks.

PRO.100209-23	41

Withdrawal Restrictions

Many plans may have limits on withdrawals that may be made from the plan. Some examples of these limits are listed below:

•	Section 403(b)(11) of the Tax Code generally prohibits withdrawals under 403(b) Contracts prior to your death, disability, attainment of age 59½, severance from employment or financial hardship of the following:
•	Salary reduction contributions made after December 31, 1988; and
•	Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988. Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship. Other withdrawals may be allowed as provided for under the Tax Code or regulations;
•	403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain Contracts. See “FEDERAL Tax Considerations – Taxation of Qualified Contracts – Distributions – Eligibility – 403(b) Plans”; and
•	401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age 59½, severance from employment or financial hardship.

The Tax Code and/or your plan may impose other limitations on withdrawals. See “FEDERAL Tax Considerations – Distributions – Eligibility.”

SYSTEMATIC WITHDRAWALS

A systematic withdrawal allows you to receive regular payments from your Contract without moving into the Income Phase. By remaining in the Accumulation Phase, you retain certain rights and investment flexibility not available during the Income Phase. Because the account remains in the Accumulation Phase, all Accumulation Phase charges continue to apply.

Systematic Withdrawal Options Available

A systematic withdrawal is a series of automatic partial withdrawals from your account based on a payment method you select. You may elect to withdraw a specified dollar amount or a percentage of the Account Value on a monthly, quarterly, semi-annual or annual basis. The amount of each systematic withdrawal must be at least $100.

Availability of Systematic Withdrawal Options

We reserve the right to modify or discontinue offering systematic withdrawals. However, any such modification or discontinuation will not affect any systematic withdrawals already in effect. We may add additional systematic withdrawal options from time to time.

Electing a Systematic Withdrawal Option

To request systematic withdrawals and to assess terms and conditions that may apply, contact your sales representative or Customer Service.

Terminating a Systematic Withdrawal Option

You may discontinue systematic withdrawals at any time by contacting your sales representative or Customer Service.

PRO.100209-23	42

Charges

Systematic withdrawals are subject to early withdrawal charges. Although we currently do not impose a processing fee, we reserve the right to charge a processing fee not to exceed the lesser of 2.0% of each systematic withdrawal payment or $25.

Tax Consequences

Systematic withdrawals and revocations of elections may have tax consequences. Amounts withdrawn may be included in your gross income in the year in which the withdrawal occurs, and withdrawals prior to your reaching age 59½ may also be subject to a 10% federal tax penalty. See “FEDERAL TAX CONSIDERATIONS.”

LOANS

Availability

If allowed by the Contracts and the qualified plan for which the Contract is issued and subject to the approval of the Plan Sponsor or its delegate, you may initiate a loan during the Accumulation Phase or prior to the Annuitant’s attained age 70½. The amount available for a loan is limited to your Account Value allocated to the Subaccounts and certain Fixed Interest Options (loans are not allowed from Fixed Account C). Loans are not available from Nonqualified Contracts, IRAs, 457 Contracts. Loans are subject to requirements under the Tax Code and related loan regulations, as well as ERISA (if applicable). Further restrictions may apply due to our administrative practices or those administrative practices of a third party administrator selected by your Plan Sponsor. We reserve the right to deny a loan request if the participant has an outstanding loan in default.

If you take a loan, we will transfer an amount equal to the loan, proportionately, from each of your investments to our General Account where it will be held as collateral for the outstanding loan balance. The General Account will be credited with interest at a rate equal to the loan interest rate.

Things to Consider Before Initiating a Loan

You should consider the following before initiating a loan:

•	Potential Loss of Investment Return and Reduction in Value Under the Contract. Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts nor in the interest guarantees of the Fixed Interest Options. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid;
•	Loan Interest. Interest accrues daily and may be charged and credited on loan amounts. This interest is deposited into the participant’s individual account each time a loan repayment is received. The difference between the rate charged and the rate credited on loans is called the Loan Interest Rate Spread. If applied, the Loan Interest Rate Spread is generally 2.5% per annum. For example, if the current interest rate charged on a loan is 6.0% and the Loan Interest Rate Spread is 2.5%, the amount of interest credited is 3.5%. The Loan Interest Rate Spread is retained by the Company. We reserve the right to apply a Loan Interest Rate Spread of between 0.0% and up to 3.0% per annum;
•	Early Withdrawal Charge. Loans are subject to an applicable early withdrawal charge; and
•	Loan Processing Fee. We reserve the right to charge a loan processing fee not to exceed $25.

Requests

If you are eligible to obtain a loan, you may request one by properly completing a loan request form and submitting it to Customer Service. Read the terms of the loan agreement before submitting any request.

PRO.100209-23	43

Repayment and Default on Loans

Loans may be repaid as described in the loan agreement, including paid in full at any time. Generally, on the day Customer Service receives a loan repayment in Good Order, the loan repayment will be allocated among the investment options according to the most recent allocation instructions we have on file. If we do not receive a loan repayment when due, the entire outstanding loan balance will be considered in default.

Processing of loan repayments (including pricing of such repayments) may be delayed for administrative reasons, including but not limited to submission of repayment without a proper loan coupon or where the amount of a repayment differs from the amount printed on the loan coupon. We may also refuse to accept certain forms of loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your loan repayment. Please contact Customer Service for further information.

To the extent that a loan remains in default and is not repaid in a timely manner as prescribed by Tax Code Section 72(p) and applicable regulations, the entire outstanding balance, including accrued interest will be reported as a taxable distribution on IRS Form 1099. The distribution may also be subject to tax penalties under Tax Code Section 72(t). To the extent a loan which has been reported as a distribution remains unpaid, it will continue to count against your future loan availability. The Loan Interest Rate Spread, if applicable, will continue to accrue until the loan is offset or you have a distributable event. Additionally, certain other tax rules apply to distributions from the Contract. See “FEDERAL Tax Considerations ‒ Distributions ‒ General” for additional information.

FEDERAL TAX CONSIDERATIONS

Introduction

The Contracts described in this prospectus are designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the Contracts. The U.S. federal income tax treatment of the Contracts is complex and sometimes uncertain. You should keep the following in mind when reading this section:

•	Your tax position (or the tax position of the Beneficiary, as applicable) determines the federal taxation of amounts held or paid out under the Contracts;
•	Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the Contracts described in this prospectus;
•	This section addresses some, but not all, applicable federal income tax rules and generally does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;
•	We do not make any guarantee about the tax treatment of the Contracts or transactions involving the Contracts; and
•	No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the Contract with non-tax qualified and tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the Contract or any transactions involving the Contract.

Types of Contracts: Nonqualified or Qualified

The Contracts described in this prospectus may be purchased on a non-tax-qualified basis (“Nonqualified Contracts”) or on a tax-qualified basis (“Qualified Contracts”).

Nonqualified Contracts. Nonqualified Contracts do not receive the same tax benefits as are afforded to Contracts funding qualified plans. You may not deduct the amount of your Purchase Payments to a Nonqualified Contract. Rather, Nonqualified Contracts are purchased with after tax contributions to save money, generally for retirement, with the right to receive annuity payments for either a specified period of time or over a lifetime.

PRO.100209-23	44

Qualified Contracts. Qualified Contracts are designed for use by individuals and/or employers whose Purchase Payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under Sections 401(a), 401(k), 403(b), 408, 408A or 457(b) of the Tax Code. Employers or individuals intending to use the Contract with such plans should seek legal and tax advice.

Taxation of Nonqualified Contracts

Taxation of Gains Prior to Distribution or Annuity Starting Date

General. Tax Code Section 72 governs the federal income taxation of annuities in general. We believe that if you are a Natural Person (in other words, an individual) you will generally not be taxed on increases in the value of a Nonqualified Contract until a distribution occurs or until Income Phase payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to collaterally assign or pledge any portion of the Account Value will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

•	Diversification. Tax Code Section 817(h) requires that in a Nonqualified Contract the investments of the Funds be “adequately diversified” in accordance with Treasury Regulations in order for the Contract to qualify as an annuity contract under federal tax law. The Separate Account, through the Funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by Treasury in Reg. Sec. 1.817-5, which affects how the Funds’ assets may be invested. If it is determined, however, that your Contract does not satisfy the applicable diversification requirements because a Subaccount’s corresponding Fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your Contract into compliance with such requirements and rulings, and we reserve the right to modify your Contract as necessary to do so;
•	Investor Control. Although earnings under nonqualified annuity contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among Subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing Contracts. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Contract Owner from being considered the federal tax owner of a proportional share of the assets of the Separate Account;
•	Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires a Nonqualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The Nonqualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements;
•	Non-Natural Owners of a Nonqualified Contract. If the owner of the contract is not a Natural Person (in other words, is not an individual), a Nonqualified Contract generally is not treated as an annuity for federal income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase in the contract value over the “investment in the contract” (generally, the Purchase Payments or other consideration you paid for the Contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-Natural Person should consult with a tax and/or legal adviser before purchasing the Contract. When the contract owner is not a Natural Person, a change in the annuitant is treated as the death of the contract owner for purposes of the required distribution rules described above; and
PRO.100209-23	45

•	Delayed Income Phase Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the Annuitant has reached an advanced age (e.g., after age 95), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a Nonqualified Contract occurs before the contract’s annuity starting date, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. A market value adjustment, if applicable, could increase the contract value. Investment in the contract is generally equal to the amount of all Purchase Payments to the contract, plus amounts previously included in your gross income as the result of certain loans, collateral assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a Nonqualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the contract (cost basis).

10% Penalty Tax. A distribution from a Nonqualified Contract may be subject to a penalty tax equal to 10% of the amount treated as income. In general, however, there is no penalty tax on distributions:

•	Made on or after the taxpayer reaches age 59½;
•	Made on or after the death of a contract owner (the annuitant if the contract owner is a non-Natural Person);
•	Attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
•	Made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated Beneficiary; or
•	The distribution is allocable to investment in the Contract before August 14, 1982.

The 10% penalty tax does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax and/or legal adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will generally carry over to the new contract. You should consult with your tax and/or legal adviser regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of an annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

•	First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the Contract;
•	Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
•	Then, from any remaining “income on the contract”; and
•	Lastly, from any remaining “investment in the contract.”

In certain instances, the partial exchange of a portion of one annuity contract for another contract is a tax-free exchange. Pursuant to IRS guidance, receipt of partial withdrawals or surrenders from either the original contract or the new contract during the 180 day period beginning on the date of the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the partial withdrawal or surrender of the original contract may be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional 10% penalty tax. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, reports or recognizes a partial exchange. We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 180 days of a partial exchange with your tax and/or legal adviser prior to proceeding with the transaction.

PRO.100209-23	46

Taxation of Income Phase Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each Income Phase payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Income Phase payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Income Phase payments, as determined when Income Phase payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each subsequent Income Phase payment is subject to tax as ordinary income.

Annuity Contracts that are partially annuitized are treated as separate contracts with their own annuity starting date and exclusion ratio. Specifically, an exclusion ratio will be applied to any amount received as an annuity under a portion of the annuity contract, provided that annuity payments are made for a period of ten years or more or for life. Please consult your tax and/or legal adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Different distribution requirements apply if your death occurs:

•	After you begin receiving Income Phase payments under the Contract; or
•	Before you begin receiving such distributions.

If your death occurs after you begin receiving Income Phase payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving Income Phase payments, your entire balance must be distributed within five years after the date of your death. For example, if you die on September 1, 2022, your entire balance must be distributed by August 31, 2027. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

•	Over the life of the designated Beneficiary; or
•	Over a period not extending beyond the life expectancy of the designated Beneficiary.

If the designated Beneficiary is your spouse, the Contract may be continued with the surviving spouse as the new Contract Owner. If the Contract Owner is a non-Natural Person and the primary Annuitant dies or is changed, the same rules apply as outlined above for the death of a contract owner.

Generally, amounts distributed from a Contract because of your death or the death of the Annuitant prior to the time Income Phase payments begin are includible in the income of the recipient as follows:

•	If distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract; or
•	If distributed under a payment option, they are taxed in the same way as Income Phase payments.

Special rules may apply to amounts distributed after a Beneficiary has elected to maintain the Account Value and receive payments.

If the death occurs after Income Phase payments begin, a guaranteed period exists under the Income Phase option selected, and the Annuitant dies before the end of that period, payments made for the remainder of that period are includible in income as follows:

•	If distributed in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the Contract at that time; or
•	If distributed in accordance with the existing annuity option selected, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all payments thereafter are fully includible in income.

Some Contracts offer a death benefit that may exceed the greater of the Purchase Payments and the Account Value. Certain charges are imposed with respect to these death benefits. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

PRO.100209-23	47

Collateral Assignments, Pledges, Gratuitous Transfers and Other Issues. A pledge or collateral assignment (or agreement to pledge or collaterally assign) any portion of the contract value of a Nonqualified Contract is treated as a distribution of such amount or portion. If the entire contract value is pledged or collaterally assigned, subsequent increases in the contract value are also treated as distributions for as long as the pledge or collateral assignment remains in place. The investment in the Contract is increased by the amount includible in income with respect to such pledge or collateral assignment, though it is not affected by any other aspect of the pledge or collateral assignment (including its release).

If an owner transfers a Nonqualified Contract without adequate consideration (a gratuitous transfer) to a person other than the owner’s spouse (or to a former spouse incident to a divorce), the owner must include in income the difference between the “cash surrender value” and the investment in the contract at the time of the transfer. In such case, the transferee’s investment in the contract will be increased to reflect the amount that is included in the transferor’s income. The exceptions for transfers to an owner’s spouse or former spouse are limited to individuals who are treated as spouses under federal law.

The designation of an Annuitant or payee other than an owner may result in certain tax consequences to you that are generally not discussed herein.

Anyone contemplating any pledges, collateral assignments, gratuitous transfers, or other designations, should consult a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Multiple Contracts. Tax laws require that all nonqualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity Contracts or otherwise.

Net Investment Income Tax. A net investment income tax of 3.8% will apply to some types of investment income. This tax will apply to all taxable distributions from Nonqualified Contracts. This tax only applies to taxpayers with “modified adjusted gross income” above $250,000 in the case of married couples filing jointly or a qualifying widow(er) with dependent child, $125,000 in the case of married couples filing separately, and $200,000 for all others.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number, if we are notified by the IRS that the taxpayer identification number we have on file is incorrect or if payment is made outside of the U.S. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of any non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact your sales representative or call Customer Service.

If the payee is a non-resident alien, then U.S. federal withholding on taxable distributions will generally be at a 30% rate, unless a lower tax treaty rate applies. We may require additional documentation prior to processing any requested transaction.

PRO.100209-23	48

If the payee of a distribution from the Contract is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Tax Code as amended by the Foreign Account Tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the Contract or the distribution. The rules relating to FATCA are complex, and a tax adviser should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the Contract.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs

The Contract may be purchased with the following retirement plans and programs to accumulate retirement savings:

•	401(a) and 401(k) Plans. Sections 401(a) and 401(k) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees;
•	403(b) Plans. Section 403(b) of the Tax Code allows employees of certain Tax Code Section 501(c)(3) organizations and public schools to exclude from their gross income the Purchase Payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement;
•	Individual Retirement Annuities (“IRA”) and Roth IRA. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA, which provides for tax-free distributions, subject to certain restrictions. Sales of the Contract for use with IRAs or Roth IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the Contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the Contract’s death benefit provisions comply with IRA qualification requirements; and
•	457 Plans. Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-governmental, tax-exempt organizations (non-governmental employers). Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to a select group of management and highly-compensated employees (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Depending on the plan design, the participant may be entitled to determine the investment allocation of their deferred compensation account.

The Company may offer or have offered the Contract for use with certain other types of qualified plans. Please see your Contract and consult with your tax adviser if you have questions about other types of plan arrangements not discussed herein.

Special Considerations for Roth IRAs. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute. Roth IRA contributions are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA, IRA or eligible plan. Individuals may convert an IRA, SEP or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. A conversion of a traditional IRA to a Roth IRA, and a rollover from any other eligible retirement plan to a Roth IRA, made after December 31, 2017, cannot be recharacterized as having been made to a traditional IRA.

You will not be able to roll over any portion of a Roth IRA distribution if you rolled over any other IRA distribution during the preceding one-year period. This limit applies by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of this limit. Please note that this one-rollover-per-year rule does not apply to: (1) the conversion of a traditional IRA to a Roth IRA; (2) a rollover to or from a qualified plan; or (3) a trustee-to-trustee transfer between Roth IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

PRO.100209-23	49

A 10% penalty tax may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Special Considerations for Section 457 Plans. Under 457(b) plans of non-governmental employers, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(b) plans of governmental employers, on the other hand, are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their Beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

Taxation

The tax rules applicable to Qualified Contracts vary according to the type of Qualified Contract, the specific terms and conditions of the Qualified Contract, and the terms and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a Qualified Contract, or on Income Phase (i.e., annuity) payments from a Qualified Contract, depends on the type of Qualified Contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

•	Contributions in excess of specified limits;
•	Distributions before age 59½ (subject to certain exceptions);
•	Distributions that do not conform to specified commencement and minimum distribution rules; and
•	Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the Contracts described in this prospectus. No attempt is made to provide more than general information about the use of the Contract with qualified plans and programs. Contract Owners, sponsoring employers, participants, Annuitants and Beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plan or program, regardless of the terms and conditions of the Contract. The Company is not bound by the terms and conditions of such plans and programs to the extent such terms contradict the language of the Contract, unless we consent in writing.

Contract Owners, sponsoring employers, participants, Annuitants and Beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek tax and/or legal advice regarding the suitability of a contract for your particular situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime Income Phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code. We provide general information on these requirements for certain plans and programs below. You should consult with a tax and/or legal adviser in connection with contributions to a Qualified Contract.

PRO.100209-23	50

401(a), 401(k) and 403(b) Plans. The total annual contributions by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $66,000 (as indexed for 2023. Compensation means your compensation for the year from the employer sponsoring the plan and includes any elective deferrals under Tax Code Section 402(g) and any amounts not includible in gross income under Tax Code Sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k) or 403(b) plan to generally no more than $22,500 (as indexed for 2023). Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

457(b) Plans. The total annual contributions (including pre-tax salary reduction contributions) made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of 100% of your includible compensation or $22,500 (as indexed for 2023). Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code Section 401(k), 403(b) and 125 cafeteria plans in addition to any deferrals to the 457(b) plan.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), 403(b) or governmental 457(b) plan who is at least age 50 by the end of the participant’s taxable year may contribute an additional amount (“Age 50 Catch-ups”) not to exceed the lesser of:

•	$7,500; or
•	The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Special 457 Catch-ups. Special catch-up provisions may be available for 457(b) Plans (“Special 457 Catch-ups”) during the three years prior to the participant’s normal retirement age. Note that the Special 457 Catch-ups cannot be used simultaneously with the Age 50 Catch-ups. Specifically, a participant may elect to defer the lesser of: (a) twice the deferral limit ($45,000); or (b) basic annual limit plus the amount of the basic annual limit not used in prior taxable years (disregarding any deferrals under the Age 50 Catch-up). If a participant is eligible for the Special 457 Catch-up and the Age 50 Catch-up, the participant can make deferrals up to the greater catch-up limit, but may not make deferrals in excess of the greater catch-up limit. For advice with respect to these catch-up provisions, please consult your own tax and/or legal adviser.

Traditional and Roth IRAs. You are eligible to contribute to a traditional IRA if you have compensation includible in income for the taxable year and you are not age 70½ by the end of the year. For 2023, the contribution to your traditional IRA cannot exceed the lesser of $6,500 or your taxable compensation. If you are age 50 or older, you can make an additional catch-up contribution of $1,000. Contributions to a traditional IRA may be deductible depending on your modified adjusted gross income (“MAGI”), tax filing status, and whether you or your spouse are an active participant in a retirement plan.

You may be eligible to contribute to a Roth IRA if you have compensation includible in income for the year. For 2023, the contribution to a Roth IRA cannot exceed the lesser of $6,500 or your taxable compensation. If you are age 50 or older, you can make an additional catch up contribution of $1,000. The amount you can contribute to a Roth IRA is reduced by the amount of any contributions you make to an individual retirement plan for your benefit (not including SEPs or SIMPLE IRAs). Your ability to contribute to a Roth IRA may be further limited by your MAGI and tax filing status. Contributions to a Roth IRA are not deductible.

Distributions – General

Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a contract including withdrawals, Income Phase (i.e., annuity) payments, and death benefit proceeds. If a portion of a distribution is taxable, the distribution will be reported to the IRS.

PRO.100209-23	51

401(a), 401(k), 403(b) and Governmental 457(b) Plans. Distributions from these plans are generally taxed as received unless one of the following is true:

•	The distribution is an eligible rollover distribution and is directly transferred or rolled over within 60 days to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
•	You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed on all or part of the earnings on the contributions according to the rules detailed in the Tax Code; or
•	The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

A distribution is an eligible rollover distribution unless it is:

•	Part of a series of substantially equal periodic payments (at least one per year) made over the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his designated Beneficiary or for a specified period of ten years or more;
•	A required minimum distribution under Tax Code Section 401(a)(9);
•	A hardship withdrawal; or
•	Otherwise not recognized under applicable regulations as eligible for rollover.

IRAs. All distributions from an IRA are taxed as received unless either one of the following is true:

•	The distribution is directly transferred to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
•	You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

10% Additional Tax. The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k) or 403(b) plan (collectively, qualified plans) or Roth IRA and taxable amounts from a governmental 457(b) plan that are attributable to amounts transferred from a qualified plan or IRA.

Exceptions to the 10% additional tax may apply if:

•	You have attained age 59½;
•	You have become disabled, as defined in the Tax Code;
•	You have died and the distribution is to your Beneficiary;
•	The distribution amount is rolled over tax free into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;
•	The distribution is paid directly to the government in accordance with an IRS levy;
•	The distribution is a qualified reservist distribution as defined under the Tax Code;
•	The distribution is a qualified birth or adoption distribution;
•	The distribution is eligible for penalty relief extended to victims of certain natural disasters;
•	You have unreimbursed medical expenses that are deductible (without regard to whether you itemized deductions);
•	The distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;
•	The distributions are not more than the cost of your medical insurance due to a period of unemployment (subject to certain conditions);
•	The distributions are not more than your qualified higher education expenses;
•	You use the distribution to buy, build or rebuild a first home;
•	You have separated from service with the Plan Sponsor at or after age 55;
•	You are a qualified public safety employee taking a distribution from a governmental plan and you separated from service after age 50;
•	You have separated from service with the Plan Sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary; or
•	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”).

The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

PRO.100209-23	52

Qualified Distributions – Roth 403(b) and Roth IRA. A partial or full distribution of Purchase Payments to a Roth 403(b) or a Roth IRA account and earnings credited on those Purchase Payments (or of in-plan rollover amounts and earnings credited on those amounts, as described in the “In-Plan Roth Rollovers” section below) will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth IRA account is defined as a distribution that meets the following two requirements:

•	The distribution occurs after the five-year taxable period measured from the earlier of:
•	The first taxable year you, as applicable, made a contribution to a Roth IRA or a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code Section 402A;
•	If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or
•	The first taxable year in which you made an in-plan Roth rollover of non-Roth amounts under the same plan; AND
•	The distribution occurs after you attain age 59½, die with payment being made to your Beneficiary or estate, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax Code in proportion to your investment in the Contract (basis) and earnings on the Contract.

Non-Governmental 457(b) Plans. Compensation deferred under a 457(b) plan of a non-governmental employer is generally includible in income in the first year in which it is paid or otherwise made available to you or your designated Beneficiary.

Distributions – Eligibility

Distributions from qualified plans (as described in this prospectus) generally may occur only upon the occurrence of certain events. The terms of your plan will govern when you are eligible to take a distribution from the plan. The following describes circumstances when you may be able to take a distribution from certain more common types of plans.

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions generally may occur upon:

•	Retirement;
•	Death;
•	Disability;
•	Severance from employment;
•	Attainment of normal retirement age;
•	Attainment of age 59½; or
•	Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

401(k) Plans. Subject to the terms of your 401(k) plan, distributions from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account, generally may occur only upon:

•	Retirement;
•	Death;
•	Attainment of age 59½;
•	Severance from employment;
•	Disability;
•	The birth or adoption of a child;
•	Financial hardship (for 2018 and earlier, contributions only, not earnings); or
•	Termination of the plan; or
•	Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

PRO.100209-23	53

403(b) Plans. Subject to the terms of your 403(b) plan, distribution of certain salary reduction contributions and earnings generally may occur only upon:

•	Retirement;
•	Death;
•	Attainment of age 59½;
•	Severance from employment;
•	Disability;
•	The birth or adoption of a child;
•	Financial hardship (contributions only, not earnings);
•	Termination of the plan; or
•	Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Section 403(b) regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code Section 403(b)(7)(A)(ii).

Before we process a withdrawal request we generally are required to confirm with your 403(b) Plan Sponsor or otherwise that the withdrawals you request from a 403(b) contract comply with applicable tax requirements.

457(b) Plans. Under 457(b) plans, distributions may generally not be made available to you earlier than:

•	The calendar year you attain age 59½;
•	When you experience a severance from employment; or
•	When you experience an unforeseeable emergency.

A one-time in-service distribution may also be permitted under a Section 457(b) plan if the total amount payable to the participant does not exceed $5,000 ($7,000 beginning January 1, 2024), no amounts have been deferred by the participant during the two-year period ending on the date of distribution, and there have been no such prior in-service distributions.

Lifetime Required Minimum Distributions (401(a), 401(k), 403(b), 457(b) Plans and IRAs)

To avoid certain tax penalties, you and any designated Beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules dictate the following:

•	The start date for distributions;
•	The time period in which all amounts in your Contract(s) must be distributed; and
•	Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 73 (or such age and time as prescribed by the IRC section 401(a)(9)) or in the case of an employer-sponsored plan, April 1 of the calendar year following the calendar year in which you retire, whichever occurs later, unless:

•	Under 401(a), 401(k) and 403(b) plans that are not governmental or church plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 73 (or such age and time as prescribed by the IRC section 401(a)(9)); or
•	Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.
PRO.100209-23	54

Time Period. You must receive distributions from the Contract over a period not extending beyond one of the following time periods:

•	Over your life or the joint lives of you and your designated Beneficiary; or
•	Over a period not greater than your life expectancy or the joint life expectancies of you and your designated Beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). Before Income Phase (i.e., annuity) payments begin, the required minimum distribution amount is generally determined by dividing the entire interest in the account as of December 31 of the preceding year by the applicable distribution period. The entire interest in the account includes the amount of any outstanding rollover, transfer and recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits and any optional living benefit. If Income Phase payments have begun under an annuity option that satisfies the Tax Code Section 401(a)(9) regulations, such payments will generally be viewed as satisfying your required minimum distribution.

25% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 25% excise tax is imposed on the required amount that was not distributed. In certain circumstances this excise tax may be waived by the IRS.

Roth IRAs. Required minimum distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your Contract or certificate.

Required Distributions Upon Death (401(a), 401(k), 403(b), 457(b) Plans, IRAs and Roth IRAs)

Upon your death, any remaining interest in a 401(a), 401(k), 403(b) or 457(b) plan and IRA or Roth IRA must be distributed in accordance with federal income tax requirements under Section 401(a)(9) of the Tax Code. The death benefit provisions of your Contract will be interpreted to comply with those requirements. The post-death distribution requirements were amended, applicable generally with respect to deaths occurring after 2019, by the Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”), which was part of the larger Further Consolidated Appropriations Act, 2020. The post-death distribution requirements under prior law continue to apply in certain circumstances.

Prior Law. Under prior law, if an employee under an employer sponsored retirement plan dies prior to the required beginning date, the remaining interest must be distributed (1) within five years after the death (the “five-year rule”), or (2) over the life of the designated Beneficiary, or over a period not extending beyond the life expectancy of the designated Beneficiary, provided that such distributions commence within one year after death (the “lifetime payout rule”). If the employee dies on or after the required beginning date (including after the date distributions have commenced in the form of an annuity), the remaining interest must be distributed at least as rapidly as under the method of distribution being used as of the date of death (the “at-least-as-rapidly rule”).

The New Law. Under the new law, if you die after 2019, and you have a designated Beneficiary, any remaining interest must be distributed within ten years after your death, unless the designated Beneficiary is an eligible designated Beneficiary (“EDB”) or some other exception applies. A designated Beneficiary is any individual designated as a Beneficiary by the employee. An EDB is any designated Beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than ten years younger than you. An individual’s status as an EDB is determined on the date of your death. This ten-year post-death distribution period applies regardless of whether you die before your required beginning date or you die on or after that date (including after distributions have commenced in the form of an annuity). However, if the Beneficiary is an EDB and the EDB dies before the entire interest is distributed under this ten-year rule, the remaining interest must be distributed within ten years after the EDB’s death (i.e., a new ten-year distribution period begins).

PRO.100209-23	55

Instead of taking distributions under the new ten-year rule, an EDB can stretch distributions over life, or over a period not extending beyond life expectancy, provided that such distributions commence within one year of your death, subject to certain special rules. In particular, if the EDB dies before the remaining interest is distributed under this stretch rule, the remaining interest must be distributed within ten years after the EDB’s death (regardless of whether the remaining distribution period under the stretch rule was more or less than ten years). In addition, if your minor child is an EDB, the child will cease to be an EDB on the date the child reaches the age of majority, and any remaining interest must be distributed within ten years after that date (regardless of whether the remaining distribution period under the stretch rule was more or less than ten years).

If your Beneficiary is not an individual, such as a charity, your estate, or in some cases a trust, any remaining interest after your death generally must be distributed under prior law in accordance with the five-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). However, if your Beneficiary is a trust and all the Beneficiaries of the trust are individuals, the new law may apply pursuant to special rules that treat the Beneficiaries of the trust as designated Beneficiaries, including special rules allowing a Beneficiary of a trust who is disabled or chronically ill to stretch the distribution of their interest over their life or life expectancy in some cases. You should consult a professional tax adviser about the federal income tax consequences of your Beneficiary designations, particularly if a trust is involved.

More generally, the new law applies if you die after 2019, subject to several exceptions. In particular, if you are an employee under a governmental plan, such as a governmental 457(b) plan, the new law applies to your interest in that plan if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, the new law generally applies to your interest in that plan if you die after 2021 (unless the collective bargaining agreements terminate earlier).

In addition, the new post-death distribution requirements generally do not apply if the employee died prior to January 1, 2020. However, if the designated Beneficiary of the deceased employee dies after January 1, 2020, any remaining interest must be distributed within ten years of the designated Beneficiary’s death. Hence, this ten-year rule generally will apply to a Contract issued prior to 2020 which continues to be held by a designated Beneficiary of an employee who died prior to 2020.

It is important to note that under prior law, Income Phase payments that commenced under a method that satisfied the distribution requirements while the employee was alive could continue to be made under that method after the death of the employee. Under the new law, however, if you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than ten years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the new law might need to be accelerated at the end of that period (or otherwise modified after your death if permitted under federal tax law and by us) in order to comply with the new post-death distribution requirements.

Certain transition rules may apply. Please consult your tax adviser.

Start Dates for Spousal Beneficiaries. Under the new law, as under prior law, if your Beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after your surviving spouse’s death by transferring the remaining interest tax-free to your surviving spouse’s own IRA.

The post-death distribution requirements are complex and unclear in numerous respects. The Internal Revenue Service and U.S. Department of the Treasury have issued very little guidance on the new law. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax adviser for tax advice as to your particular situation.

Withholding

Taxable distributions under the Contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

PRO.100209-23	56

401(a), 401(k), 403(b) and Governmental 457(b) Plans. Generally, eligible rollover distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain other distributions described in the Tax Code.

457(b) Plans of Non-Governmental Employers. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. Death benefit proceeds are not subject to income tax withholding.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated Beneficiary may elect not to have tax withheld from distributions. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number, if we are notified by the IRS that the taxpayer identification number we have on file is incorrect, or if the payment is made outside of the U.S. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Non-Resident Aliens. If you or your designated Beneficiary is a non-resident alien, any withholding will generally be 30% based on the individual’s citizenship, the country of domicile and tax treaty status.

In-Plan Roth Rollovers

Tax Code Section 403(b) plans may add a “qualified Roth contribution program,” under which employees can forego the current exclusion from gross income for elective deferrals, in exchange for the future exclusion of the distribution of the deferrals and any earnings thereon. That is, participants may elect to make non-excludable contributions to “designated Roth accounts” (instead of making excludable contributions) – and to exclude from gross income (if certain conditions are met) distributions from these accounts (instead of having distributions included in gross income).

If permitted under the plan for which the Contract is issued and provided the plan offers an applicable Roth account (a Roth 403(b) account), non-Roth amounts may be rolled over into a corresponding Roth account within the same plan. The Tax Code provides that, generally, an in-plan rollover to a Roth account is taxable and includable in gross income in the year the rollover occurs, just as if the amount were distributed and not rolled into a qualified account. Please note that in-plan rollovers into a Roth account are not subject to withholding. Consequently, an individual considering such a transaction may want to increase their tax withholding or make an estimated tax payment in the year of the rollover. Amounts rolled over into an in-plan Roth account cannot subsequently be converted back into a non-Roth account.

A partial or full distribution of in-plan Roth rollover amounts and earnings credited on those amounts (or of Purchase Payments made by salary reduction to a Roth account and earnings credited on those Purchase Payments, as described above) will be excludable from income if it is a qualified distribution as defined in the “Qualified Distributions – Roth 403(b) and Roth IRA” section above.

In-plan Roth rollovers are not subject to the 10% additional tax on early distributions under Tax Code Section 72(t) that would normally apply to distributions from a 401(k) or 403(b) plan (or from a governmental 457(b) plan to the extent such amounts are attributable to rollovers from a 401(a), 401(k) or 403(b) plan). However, a special recapture rule applies when a plan distributes any part of the in-plan Roth rollover within a five-year taxable period, making the distribution subject to the 10% additional tax on early distributions under Tax Code Section 72(t) unless an exception to this tax applies or the distribution is allocable to any nontaxable portion of the in-plan Roth rollover. The five-year taxable period begins January 1 of the year of the in-plan Roth rollover and ends on the last day of the fifth year of the period. This special recapture rule does not apply when the participant rolls over the distribution to another designated Roth account or to a Roth IRA but does apply to a subsequent distribution from the rolled over account or Roth IRA within the five-year taxable period.

Due to administrative complexity, certain in-plan Roth rollovers may not be available through the Contract. Additionally, the tax rules associated with Roth accounts and in-plan Roth rollovers can be complex and you should seek tax and/or legal advice regarding your particular situation.

PRO.100209-23	57

Assignment and Other Transfers

401(a), 401(k), 403(b) and 457(b) Plans. Your beneficial interest in the Contract may not be assigned or transferred to persons other than:

•	A plan participant as a means to provide benefit payments;
•	An alternate payee under a QDRO in accordance with Tax Code Section 414(p);
•	The Company as collateral for a loan; or
•	The enforcement of a federal income tax lien or levy.

IRAs and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the Contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Tax Consequences of Enhanced Death Benefits

The Contract offers an optional benefit that offers a death benefit that may exceed the greater of Purchase Payments and the Account Value. It is possible that the IRS could characterize such a death benefit as other than an incidental death benefit, which may result in currently taxable income and could affect the amount of required minimum distributions. Additionally, because certain charges are imposed with respect to some of the available death benefits it is possible these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract. Please consult with your tax and/or legal adviser about the tax consequences of enhanced death benefits. This optional benefit is not available for contracts issued in the States of Texas and Vermont.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or other means. It is also possible that any change could be retroactive (i.e., effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the Contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the Separate Account to increase reserves under the Contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed. Because we do not expect that we will incur any federal income tax liability attributable to the Separate Account we do not intend to make any provision for such taxes. However, changes in the tax laws and/or in their interpretation may result in our being taxed on income or gains attributable to the Separate Account. In this case we may impose a charge against a separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the Separate Account, including from your Contract value invested in the Subaccounts.

In calculating our corporate income tax liability, we may claim certain corporate income tax benefits associated with the investment company assets, including Separate Account assets, which are treated as Company assets under applicable income tax law. These benefits may reduce our overall corporate income tax liability. Under current law, such benefits include foreign tax credits and corporate dividends received deductions. We do not pass the tax benefits to the holders of the Separate Account because (1) the Contract Owners are not the owners of the assets generating these benefits under applicable income tax law; and (2) we do not currently include Company income taxes in the tax charges you pay under the Contract. We reserve the right to change these tax practices.

PRO.100209-23	58

OTHER TOPICS

Contract Distribution

General

The Company’s subsidiary, Voya Financial Partners, LLC, serves as the principal underwriter for the Contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of FINRA and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774.

We sold the Contracts through licensed insurance agents who are/were registered representatives of broker-dealers that have entered into selling agreements with Voya Financial Partners, LLC. We refer to these broker-dealers as “distributors.” Voya Financial Advisors, Inc. is a distributor affiliated with the Company that has entered into a selling agreement with Voya Financial Partners, LLC for the sale of our variable annuity contracts.

Registered representatives of distributors who solicited sales of the Contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by Contract Holders or the Separate Account, but instead is paid by us through Voya Financial Partners, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the Contracts.

Compensation Arrangements. Registered representatives who offered and sold the Contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given Purchase Payment ranges from 0.0% to a maximum of 6.5% of the payments to a Contract. Asset-based compensation of up to 1.0% may also be paid.

Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. Commissions and annual payments, when combined, could exceed 6.5% of total Purchase Payments. These other promotional incentives or payments may not be offered to all distributors and may be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the Contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with Purchase Payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Employees of the Company or its affiliates (including wholesaling employees) may receive more compensation when Funds advised by the Company or its affiliates (“affiliated Funds”) are selected by a Contract Holder than when unaffiliated Funds are selected. Additionally, management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in Funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the Contracts or if the overall amount of investments in the Contracts and other products issued or advised by the Company or its affiliates increases over time. Certain management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or a specific percentage of Purchase Payments received under the Contracts or which may be a flat dollar amount that varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new Contracts or retain existing Contracts, or sell additional service features such as a common remitting program.

PRO.100209-23	59

In addition to direct cash compensation for sales of Contracts described above, through Voya Financial Partners, LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling Contracts to you and other customers. These amounts may include:

•	Marketing/distribution allowances that may be based on the percentages of Purchase Payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
•	Loans or advances of commissions in anticipation of future receipt of Purchase Payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;
•	Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
•	Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;
•	Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and
•	Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the Contracts.

The following is a list of the top 25 distributors that, during 2022, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:

1.	Lincoln Investment Planning, Inc.;	14.	Cetera Advisors LLC;
2.	Regulus Advisors, LLC;	15.	CapFinancial Securities, LLC;
3.	LPL Financial LLC;	16.	MMA Securities LLC;
4.	Cetera Advisor Networks LLC;	17.	Morgan Stanley Smith Barney LLC;
5.	Royal Alliance Associates, Inc.;	18.	GWN Securities Inc.;
6.	Securities America, Inc.;	19.	Northwestern Mutual Investment Services, Inc.;
7.	American Portfolios Financial Services, Inc.;	20.	Kestra Investment Services, LLC;
8.	Harbour Investments, Inc.;	21.	Cadaret, Grant & Co., Inc.;
9.	Pensionmark Securities, LLC;	22.	Cetera Investment Services LLC;
10.	Woodbury Financial Services, Inc.;	23.	SagePoint Financial, Inc.;
11.	Sigma Financial Corporation;	24.	M Holdings Securities, Inc; and
12.	Lincoln Financial Advisors Corporation;	25.	Lockton Investment Securities, LLC.
13.	PlanMember Securities Corporation;

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

PRO.100209-23	60

Order Processing

In certain circumstances, we may need to correct the pricing associated with an order that has been processed. In such circumstances, we may incur a loss or receive a gain depending upon the price of the Fund when the order was executed and the price of the Fund when the order is corrected. Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or Beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, for example) or restrict the amount of certain forms of payments or loan repayments. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Unclaimed Property

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on Contract Owners, insureds, Beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract Owners are urged to keep their own, as well as their Beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated to Customer Service.

Cyber Security

Like others in our industry, we are subject to operational and information security risks resulting from "cyber-attacks", "hacking" or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.

PRO.100209-23	61

Cyber-attacks affecting us, any third party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Account Value. For instance, cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the underlying Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract that result from cyber-attacks or information security breaches in the future.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or or processing these transactions beyond the seven permitted days, under any of the following circumstances:

•	On any valuation date when the NYSE is closed (except customary weekend and holiday closings), or when trading on the NYSE is restricted;
•	When an emergency exists as determined by the SEC so that disposal of securities held in the Subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the Subaccount’s assets; and
•	During any other periods the SEC may by order permit for the protection of Investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Payment of benefits or values may also be delayed or suspended as required by court order or any regulatory action.

Reports to Owners

At least once in each Account Year we will provide you with a statement of your Account Value and, if appropriate, any outstanding loan balance. If you elect to receive your statements electronically, we will send you a notification email informing you that your statement is available online. Otherwise, written statements will be mailed to the last known address of record. Confirmation of every financial transaction made under the Contract will be made immediately; however, confirmation of periodic payments made through salary reduction arrangements will be made quarterly.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Funds, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or one of our affiliates. Call Customer Service if you need additional copies of financial reports, prospectuses or annual and semi-annual reports or if you would like to receive one copy for each Contract in all future mailings.

PRO.100209-23	62

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the Contract, Voya Financial Partners, LLC’s ability to distribute the Contract or upon the Separate Account.

•	Litigation. Notwithstanding the foregoing, the Company and/or Voya Financial Partners, LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.
•	Regulatory Matters. As with other financial services companies, the Company and its affiliates, including Voya Financial Partners, LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

Financial Statements

The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Separate Account N and the consolidated financial statements and the related notes to consolidated financial statements for Voya Retirement Insurance and Annuity Company are located in the Statement of Additional Information. To request a free Statement of Additional Information, please contact Customer Service.

PRO.100209-23	63

APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds. The Funds available to you are also found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=665368205. You can also request this information at no cost by calling Customer Service at 1-877-884-5050 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks growth of capital.	American Funds Insurance Series® – Growth Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.60%	-29.94%	11.14%	13.64%
Seeks long-term growth of capital and income.	American Funds Insurance Series® – Growth-Income Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.54%	-16.50%	7.83%	1.54%
Seeks long-term growth of capital.	American Funds Insurance Series® – International Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.79%	-20.79%	-1.03%	3.92%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.60%	-26.31%	8.66%	11.43%

*      Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

PRO.100209-23	64

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.51%	-4.96%	8.16%	10.19%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.24%	1.44%	1.08%	0.64%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.10%	-18.21%	9.30%	12.45%

*      Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

PRO.100209-23	65

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.40%	-12.96%	0.64%	1.53%
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2) Investment Adviser: Franklin Mutual Advisers, LLC	0.87%	10.06%	5.48%	9.09%
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC) Investment Adviser: Lord, Abbett & Co. LLC	1.16%	11.21%	4.06%	7.81%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Sustainable Equity Portfolio (Class I) Investment Adviser: Neuberger Berman Investment Advisers LLC	0.93%	-18.45%	7.40%	10.89%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio (Administrative Class) Investment Adviser: Pacific Investment Management Company LLC	0.67%	8.20%	2.50%	1.14%
Maximize total return through a combination of income and capital appreciation.	Pioneer High Yield VCT Portfolio (Class I) Investment Adviser: Amundi Asset Management US, Inc.	0.94%	11.20%	1.25%	3.51%

*      Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

PRO.100209-23	66

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	Voya Balanced Portfolio (Class I)[12] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.62%	-13.78%	1.96%	4.81%
Seeks long-term capital growth and current income.	Voya Global High Dividend Low Volatility Portfolio (Class I)[13] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%	-18.35%	-2.13%	-0.35%
Seeks high level of current income consistent with the preservation of capital and liquidity.	Voya Government Liquid Assets Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	1.39%	1.05%	0.61%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	-14.71%	9.70%	11.59%
Seeks to provide Investors with a high level of current income and total return.	Voya High Yield Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.48%	-12.28%	1.85%	3.53%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[12]	Effective December 19, 2007, this Fund was closed to new investments (including loan repayments) and any transfers from other investment options.
[13]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds with Managed Volatility Strategies” for more information.
PRO.100209-23	67

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	-19.04%	8.01%	11.92%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-14.29%	5.23%	9.62%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-14.00%	4.43%	9.73%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	-14.44%	-0.02%	1.61%

*      Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

PRO.100209-23	68

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio[14] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co., LLC	0.72%	-8.90%	0.13%	3.14%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	-14.59%	1.37%	4.32%
A non-diversified Fund that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%	-30.66%	7.04%	11.47%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.10%	-3.74%	7.99%	9.84%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[14]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds with Managed Volatility Strategies” for more information.
PRO.100209-23	69

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.	Voya Limited Maturity Bond Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.53%	-4.94%	0.59%	0.74%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	-25.12%	7.23%	N/A
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	-30.03%	11.24%	14.36%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%	-20.07%	9.49%	12.53%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
PRO.100209-23	70

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.	Voya RussellTM Mid Cap Growth Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.65%	-27.16%	6.92%	10.69%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	-23.09%	1.47%	7.74%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio (Class S)[15] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.97%	-17.46%	2.92%	5.63%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[15]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
PRO.100209-23	71

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class S)[16] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.98%	-18.62%	3.50%	6.67%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class S)[16] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.00%	-19.50%	4.07%	7.41%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class I)[16] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	-14.82%	2.36%	3.94%

*	Operating Expenses reflecting waivers or expense limitations as reported in the Fund’s expenses.
[16]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
PRO.100209-23	72

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.	Voya Strategic Allocation Conservative Portfolio (Class I)[17] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.71%	-16.46%	2.10%	4.45%
Seeks to provide capital appreciation.	Voya Strategic Allocation Growth Portfolio (Class I)[17] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.77%	-19.35%	4.05%	7.08%
Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).	Voya Strategic Allocation Moderate Portfolio (Class I)[17] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	-18.16%	3.31%	5.92%
Seeks total return.	Voya U.S. Stock Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.27%	-18.35%	9.14%	12.26%
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	1.10%	-5.60%	6.85%	10.79%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[17]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
PRO.100209-23	73

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	0.99%	-23.69%	10.72%	11.95%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	0.87%	-24.95%	1.85%	3.65%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Columbia Contrarian Core Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	0.70%	-18.51%	8.40%	12.09%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.95%	0.38%	7.82%	10.84%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%	-7.60%	5.60%	8.39%
Seeks capital appreciation.	VY® Invesco Global Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.80%	-31.93%	2.80%	7.84%

*       Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

PRO.100209-23	74

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.86%	-5.84%	6.14%	10.16%
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.46%	-26.11%	0.56%	2.32%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class I)[18] Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.85%	-8.33%	5.90%	9.94%
Seeks capital growth over the long term.	VY® JPMorgan Small Cap Core Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.12%	-17.76%	5.06%	10.06%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.89%	-12.18%	8.92%	10.64%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[18]	Effective May 1, 2017, Class I shares of the VY® JPMorgan Mid Cap Value Portfolio, which was previously closed to new Investors, was reopened and is currently available as an investment option.
PRO.100209-23	75

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.78%	-24.34%	8.55%	12.04%
Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.	VY® T. Rowe Price Equity Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.61%	-3.22%	7.24%	9.91%
A non-diversified portfolio that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	-40.66%	4.75%	11.11%
Seeks long-term capital appreciation.	Wanger Acorn** Investment Adviser Columbia Wanger Asset Management, LLC	0.95%	-33.46%	3.06%	8.21%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective April 21, 2023, Wanger Select reorganized with and merged into Wanger Acorn.

PRO.100209-23	76

APPENDIX B: THE FIXED ACCOUNTS

The Fixed Account A, Fixed Account B and Fixed Account C (collectively the “Fixed Accounts”) are investment available during the Accumulation Phase. All or a portion of your Purchase Payments may be allocated to the Fixed Accounts. The amounts allocated to the Fixed Accounts are held in the Company’s General Account which supports insurance and annuity obligations. All guarantees and benefits provided under the Contract that is not related to the Separate Account are subject to the claims paying ability and financial strength of the Company and our General Account.

Additional information about these options may be found in the Contract.

General Disclosure

Interests in the Fixed Accounts have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended and the Fixed Accounts have not been registered as investment companies under the Investment Company Act of 1940. Disclosure in this prospectus about the Fixed Accounts is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Neither the Fixed Accounts nor the Fixed Account 2 is registered as an investment company under the 1940 Act.

Interest Rates

•	The Fixed Accounts have an interest rate that is set periodically by the Company. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and Income Phase payment. The minimum guaranteed interest rate is set forth in the Contract. The Company, may credit interest in excess of the guaranteed rate. Amounts applied to the Fixed Accounts are guaranteed to earn the interest rate in effect at the time money is applied for 12 months from the date a Purchase Payment is received. Subsequent interest rates for that amount are credited with excess interest at the rates in effect for the then current 12-month period. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims paying ability.
•	The Company determines excess interest credits, if any, based on a number of factors, including, but not limited to, investment yield rates, taxes, contract persistency, other experience factors and Company profit objectives. In order to encourage new Purchase Payments or transfers, the Company may at certain times credit a higher initial interest rate to new Purchase Payments or transfers than it would otherwise credit based on other factors. As the Company resets interest rates beginning 12 months after a Purchase Payment or transfer is received, and annually thereafter, any higher initial interest rate credited may be discontinued at any time. The relatively higher initial interest rates are credited with the expectation that over time the Company will lower interest rates, or not raise them as quickly as it otherwise might, on those same Purchase Payments or transfers. Due to all of these factors, the initial interest rate may be higher than, and not representative of, the rates that will be credited in subsequent years for existing Purchase Payments or transfers. For more information about current interest rates charged, please contact Customer Service at 877-884-5050.
•	The Company is not aware of any statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in the Company’s exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various Contract Holders, Contract Owners and stockholders.

Transfers from the Fixed Accounts. Subject to the conditions applicable to transfers among Subaccounts, transfers of unloaned amounts from Fixed Account A may be made to the Subaccounts or to Fixed Account B any time during the Accumulation Phase. During the Income Phase transfers into or between the Fixed Accounts are not allowed.

Transfers of amounts in Fixed Account B to the Subaccounts or to Fixed Account A are subject to the following conditions:

•	Transfers may only be made during a Reallocation Period which begins 30 days before and ends 30 days after an Account Anniversary and only one transfer may be made during such period (“Reallocation Period”);
•	Your request for transfer must be received by us no more than 30 days before the start of a Reallocation Period and no later than ten days before the end of a Reallocation Period;
PRO.100209-23	77

•	Transfer amounts may not exceed the greater of 25% of the Fixed Account B Account Value or $1,000 (if the balance in Fixed Account B after such transfer would be less than $1,000, the entire Account Value may be transferred); and
•	Transfer amounts may not be less than $250 (if the balance in Fixed Account B is less than $250, the entire Account Value must be transferred).

Transfers of amounts in Fixed Account C are subject to the following conditions:

•	Transfers must begin within 30 days of deposit and must be in substantially equal payments over a 12-month period. Transfers will occur any time before the 29th day of each month. You may instruct us on which day you want the transfer to occur;
•	If additional Purchase Payment(s) are received for allocation to Fixed Account C, the balance of Fixed Account C will be adjusted to reflect the subsequent payment(s) and transfers will be recalculated based on the remaining 12-month period;
•	You may change the Subaccount(s) receiving Fixed Account C transfers by written request before the reallocation date. Only one transfer from Fixed Account C shall take place at any one time;
•	If transfers from Fixed Account C are discontinued prior to the end of the 12-month period, the remaining balance of Fixed Account C will be reallocated as directed by you; and
•	Transfers from Fixed Account C to Fixed Account A and Fixed Account B are not permitted.

Transfers into Fixed Account C from any Subaccount or from any other fixed option are not allowed.

After the start of the Income Phase, reserves supporting fixed Income Phase payments cannot be reallocated. We reserve the right to allow transfers from Fixed Account C in excess of the limits described above on a non-discriminatory basis.

Dollar Cost Averaging. Amounts you invest in the Fixed Accounts may be automatically transferred into the other investment options. Transfers from Fixed Account C to Fixed Account A and Fixed Account B are not permitted. Transfers from Fixed Account B (other than 100% of interest earned) or to Fixed Account C are not allowed. Transfers from Fixed Account A may be made on a monthly, quarterly, semi-annual or annual basis. Transfers from Fixed Account C may be made on a monthly basis. Interest earned on amounts invested in Fixed Account B may be automatically transferred into the other investment options. See “THE CONTRACT - Contract Provisions and Limitations - Dollar Cost Averaging Program.”

Withdrawals. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law. Withdrawals will be made on a last-in first-out basis (i.e., the most recent Purchase Payment and associated earnings on that Purchase Payment will be the first to be withdrawn from the Account Value, followed by the next most recent Purchase Payment and associated earnings, and so on).

Loans. Loans are not allowed from Fixed Account C. See “Loans.”

Charges. We do not make deductions from amounts in the Fixed Accounts to cover mortality and expense risks. We consider these risks when determining the credited rate. We expect to derive a profit from the determination of the credited rate. If you make a full withdrawal, the amount available from the Fixed Accounts will be reduced by any applicable early withdrawal charge and annual maintenance fee. See “Fee Table” and “CHARGES AND Fees.”

Guarantee. We guarantee that the Account Value in the Fixed Accounts will not be less than the amount of Purchase Payments and transfers allocated to the Fixed Accounts, plus interest at the minimum guaranteed rate disclosed in the Contract, compounded annually, plus any additional interest which we may, in our discretion, credit to the Fixed Accounts, less the sum of all annual administrative charges or early withdrawal charges, any applicable premium taxes and any amounts withdrawn or reallocated from the Fixed Accounts.

PRO.100209-23	78

HOW TO GET MORE INFORMATION

The Statement of Additional Information (“SAI”) includes additional information about the Contract and the Separate Account, and is incorporated by reference into this prospectus. The SAI can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=sai&cid=voyavpx&fid=665368205 is available without charge, upon request, by calling us toll-free at 1-877-884-5050 or by sending an email request to ProspectusRequests@voya.com. You also can request other information and make other inquiries by calling that toll-free number.

Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier: C000002967

PRO.100209-23	79

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

SEPARATE ACCOUNT N
of
RELIASTAR LIFE INSURANCE COMPANY

Statement of Additional Information Dated May 1, 2023

VOYA ADVANTAGESM

INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS

issued to

A Contract Owner, on a Nonqualified Basis, or to Qualified Retirement Plans Under Tax Code Sections
403(b), 408, 408A, 457 or to Nonqualified Contracts for use with Retirement Arrangements
Under Tax Code Section 401

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus dated May 1,.2023 for the ReliaStar Life Insurance Company Contracts referenced above. The prospectus sets forth information that a prospective Investor ought to know before investing. You may obtain a free copy of the Prospectus, by either contacting Customer Service at P.O. Box 5050, Minot, ND 58702-5050, 1-877-884-5050.

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

1

GENERAL INFORMATION AND HISTORY

The Company issues the Contract described in this prospectus and is responsible for providing the Contract’s insurance and annuity benefits. All guarantees and benefits provided under the Contract that are not related to the Separate Account are subject to the claims paying ability of the Company and our General Account. We are a stock life insurance company organized in 1885 and incorporated under the insurance laws of the State of Minnesota. Prior to October 1, 2002, the Contracts were issued by Northern Life Insurance Company (“Northern”), a wholly owned subsidiary of the Company. On October 1, 2002, Northern merged into the Company, and the Company assumed responsibilities for Northern’s obligations under the Contract.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May, 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA.”

The Company serves as the depositor for the Separate Account.

Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the Funds or affiliates of the Funds used as funding options under the Contract. (See “CHARGES AND FEES” in the prospectus.)

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “Contract(s)” refers only to those offered through the prospectus.

SEPARATE ACCOUNT N
(THE “SEPARATE ACCOUNT”)

We established Separate Account N (the “Separate Account”) on October 1, 2002, under the insurance laws of the State of Minnesota. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). It also meets the definition of “Separate Account” under the federal securities laws. Prior to October 1, 2002, the Separate Account was known as Separate Account One of Northern Life Insurance Company, which was created in 1994 under the insurance laws of the State of Washington. In connection with the merger of Northern Life Insurance Company and the Company, the Separate Account was transferred to the Company. The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

Purchase Payments to accounts under the Contract may be allocated to one or more of the available subaccounts and/or to any available Fixed Account (Fixed Account A, Fixed Account B and/or Fixed Account C). Amounts allocated to a Fixed Account are held in the Company’s general account.

We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions, under all Contracts, or under all plans.

A complete description of each of the Funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the Funds.

2

SERVICES

Third Party Compensation Arrangements

Please be aware that:

•	The Company may seek to promote itself and the Contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;
•	The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the Contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and
•	At the direction of the Contract Holder, the Company may make payments to the Contract Holder, its representatives or third party service providers intended to defray or cover the costs of plan or program-related administration.

The OMNI Financial Group, Inc. (OMNI) is a third party administrator which has established a Preferred Provider Program (“P3”) and has recommended the Company for inclusion in the P3 program based upon the Company meeting or exceeding the established P3 qualifications and standards. For plans that utilize OMNI services and have enrolled in the P3 program, the Company pays OMNI $36 per year for each actively contributing participant to cover a share of the plan administration fees payable to OMNI.

Experts

The statements of assets and liabilities of Separate Account N as of December 31, 2022, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2022 and 2021, and for each of the three years in the period ended December 31, 2022, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is The Frost Tower, Suite 1901, 111 West Houston Street, San Antonio, TX 78205.

PRINCIPAL UNDERWRITER

Effective January 1, 2004, the Contracts are distributed by Voya Financial Partners, LLC, the principal underwriter for the Contracts and an affiliate of the Company. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of the Financial Industry Regulatory Authority, and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774. Prior to January 1, 2004, the Contracts were distributed by Washington Square Securities, Inc., an affiliate of the Company. The Contracts are distributed through life insurance agents who are registered representatives of Voya Financial Partners, LLC or of other broker-dealers who have entered into sales arrangements with Voya Financial Partners, LLC. The offering of the Contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the section titled “CONTRACT PURCHASE AND PARTICIPATION.”

Compensation paid to the principal underwriter Voya Financial Partners, LLC for the years ending December 31, 2022, 2021 and 2020 amounted to $2,066,694.27, $2,724,302.57 and $3,002,070.44, respectively. These amounts reflect compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Separate Account N of the Company.

3

PERFORMANCE REPORTING

We may advertise different types of historical performance for the Subaccounts including:

•	Standardized average annual total returns; and
•	Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the Subaccounts or the Funds.

Standardized Average Annual Total Returns

We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the Subaccounts over the most recent month-end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the Separate Account or from the date the Fund was first available under the Separate Account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges, if any, and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns

We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of an annual maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the Fund’s inception date, if that date is earlier than the one we use for standardized returns.

INCOME PHASE PAYMENTS

When you begin receiving payments under the Contract during the Income Phase (see “INCOME PHASE” in the prospectus), the value of your account is determined using Accumulation Unit Values as of the tenth valuation before the first Income Phase payment is due. Such value (less any applicable premium tax charge) is applied to provide Income Phase payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the Contract show, for each option, the amount of the first Income Phase payment for each $1,000 of value applied. When you select variable income payments, your Account Value purchases Annuity Units (“Annuity Units”) of the Separate Account Subaccounts corresponding to the Funds you select. The number of Annuity Units purchased is based on your Account Value and the value of each Annuity Unit on the day the Annuity Units are purchased. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first Income Phase payment and subsequent Income Phase payments also vary depending on the assumed net investment rate of 3.0% per annum.

If the actual net investment rate on the assets of the Separate Account is equal to the assumed investment rate, Income Phase payments will remain level. If the actual net investment rate exceeds the assumed investment rate, Income Phase payments will increase. Conversely, if it is less, then the Income Phase payments will decrease.

4

When the Income Phase begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first Income Phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “THE CONTRACT – The Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate Subaccount(s) (with a seven day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.0% per annum.

Example:

Assume that, at the date Income Phase payments are to begin, there are 3,000 Accumulation Units credited under a particular Contract or account and that the value of an Accumulation Unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity option table in the Contract provides, for the Income Phase payment option elected, a first monthly variable Income Phase payment of $6.68 per $1000 of value applied; the Annuitant’s first monthly Income Phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first Income Phase payment was due was $13.400000. When this value is divided into the first monthly Income Phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate Subaccount is 1.0032737 as of the seventh valuation preceding the due date of the second monthly Income Phase payment, multiplying this factor by 1.0024331 = 1.0000810^30 (to take into account 30 days of the assumed net investment rate of 3.0% per annum build into the number of Annuity Units determined above) produces a result of 1.000839. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.411237 for the valuation occurring when the second Income Phase payment is due.

The second monthly Income Phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.411237, which produces a payment of $273.78.

5

FINANCIAL STATEMENTS

Included in this SAI are the financial statements of Separate Account N and Voya Retirement Insurance and Annuity Company, as follows:

•	Financial Statements of Separate Account N:
•	Report of Independent Registered Public Accounting Firm
•	Statements of Assets and Liabilities as of December 31, 2022
•	Statements of Operations for the year ended December 31, 2022
•	Statements of Changes in Net Assets for the years ended December 31, 2022 and 2021
•	Notes to Financial Statements
•	Financial Statements – Statutory Basis – of ReliaStar Life Insurance Company:
•	Report of Independent Registered Public Accounting Firm
•	Balance Sheets – Statutory Basis – as of December 31, 2022 and 2021
•	Statements of Operations – Statutory Basis – for the years ended December 31, 2022, 2021 and 2020
•	Statements of Changes in Capital and Surplus – Statutory Basis – for the years ended December 31, 2022, 2021 and 2020
•	Statements of Cash Flows – Statutory Basis – for the years ended December 31, 2022, 2021 and 2020
•	Notes to Financial Statements – Statutory Basis –

6

FINANCIAL STATEMENTS

Separate Account N of ReliaStar Life Insurance Company

Year Ended December 31, 2022

with Report of Independent Registered Public Accounting Firm

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Financial Statements

Year Ended December 31, 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of ReliaStar Life Insurance Company and Contract Owners of Separate Account N of ReliaStar Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Separate Account N of ReliaStar Life Insurance Company (the Separate Account), as of December 31, 2022, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/S/ ERNST & YOUNG LLP

We have served as the Separate Accounts Auditor since 2001.
San Antonio, TX
April 5, 2023

Appendix

Subaccounts comprising Separate Account N of ReliaStar Life Insurance Company

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
Invesco V.I. Main Street Small Cap Fund - Series I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds Insurance Series® Growth Fund - Class 2
American Funds Insurance Series® Growth-Income Fund - Class 2
American Funds Insurance Series® International Fund - Class 2
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Government Money Market Portfolio - Initial Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Franklin Small Cap Value VIP Fund - Class 2
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares
PIMCO VIT Real Return Portfolio - Administrative Class
Pioneer High Yield VCT Portfolio - Class I
Voya Balanced Portfolio - Class I
Voya Government Money Market Portfolio - Class I
Voya Intermediate Bond Portfolio - Class I
Voya Government Liquid Assets Portfolio - Class I
Voya High Yield Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Limited Maturity Bond Portfolio - Service Class
Voya U.S. Stock Index Portfolio - Institutional Class
VY® CBRE Global Real Estate Portfolio - Institutional Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Service Class 2
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Institutional Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Institutional Class
Voya Global Bond Portfolio - Service Class
Voya International High Dividend Low Volatility Portfolio - Initial Class
Voya International High Dividend Low Volatility Portfolio - Service Class
Voya Solution 2025 Portfolio - Initial Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2035 Portfolio - Initial Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2045 Portfolio - Initial Class
Voya Solution 2045 Portfolio - Service Class

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
Voya Solution Income Portfolio - Initial Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Voya Solution Income Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Initial Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Initial Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Invesco Comstock Portfolio - Initial Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® Invesco Global Portfolio - Initial Class
VY® Invesco Global Portfolio - Service Class
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya Growth and Income Portfolio - Class I
Voya Global High Dividend Low Volatility Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class I
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Small Company Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class I
Wanger Acorn
Wanger Select

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Invesco V.I. Main Street Small Cap Fund - Series I	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	Fidelity® VIP Equity-Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$215	$21,534	$11,090	$6,209	$25,275
Total assets	215	21,534	11,090	6,209	25,275
Net assets	$215	$21,534	$11,090	$6,209	$25,275

Net assets
Accumulation units	$215	$21,534	$11,090	$6,209	$25,275
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$215	$21,534	$11,090	$6,209	$25,275

Total number of mutual fund shares	9,308	285,609	224,229	407,726	1,072,826

Cost of mutual fund shares	$228	$23,062	$10,684	$7,688	$23,879

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Government Money Market Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2
Assets
Investments in mutual funds
at fair value	$71,852	$93,304	$5,227	$9,191	$4,089
Total assets	71,852	93,304	5,227	9,191	4,089
Net assets	$71,852	$93,304	$5,227	$9,191	$4,089

Net assets
Accumulation units	$71,852	$93,304	$5,227	$9,191	$4,089
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$71,852	$93,304	$5,227	$9,191	$4,089

Total number of mutual fund shares	1,896,893	248,966	5,227,023	851,011	326,343

Cost of mutual fund shares	$65,852	$48,274	$5,227	$11,028	$4,796

The accompanying notes are an integral part of these financial statements.
4

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	PIMCO VIT Real Return Portfolio - Administrative Class	Pioneer High Yield VCT Portfolio - Class I	Voya Balanced Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$2,092	$3,936	$8,747	$2,673	$435
Total assets	2,092	3,936	8,747	2,673	435
Net assets	$2,092	$3,936	$8,747	$2,673	$435

Net assets
Accumulation units	$2,092	$3,936	$8,747	$2,673	$435
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,092	$3,936	$8,747	$2,673	$435

Total number of mutual fund shares	90,661	146,881	760,676	339,252	33,346

Cost of mutual fund shares	$2,182	$3,625	$9,569	$3,087	$425

	Voya Government Money Market Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$201	$11,706	$1,580	$4,857	$32,771
Total assets	201	11,706	1,580	4,857	32,771
Net assets	$201	$11,706	$1,580	$4,857	$32,771

Net assets
Accumulation units	$201	$11,706	$1,580	$4,857	$32,771
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$201	$11,706	$1,580	$4,857	$32,771

Total number of mutual fund shares	200,880	1,101,284	1,579,679	589,515	3,317,059

Cost of mutual fund shares	$201	$14,127	$1,580	$5,721	$52,171

The accompanying notes are an integral part of these financial statements.
5

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® CBRE Global Real Estate Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$1,488	$4,461	$3,150	$2,276	$3,960
Total assets	1,488	4,461	3,150	2,276	3,960
Net assets	$1,488	$4,461	$3,150	$2,276	$3,960

Net assets
Accumulation units	$1,488	$4,461	$3,150	$2,276	$3,960
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,488	$4,461	$3,150	$2,276	$3,960

Total number of mutual fund shares	162,584	852,903	331,893	144,253	420,827

Cost of mutual fund shares	$2,460	$6,133	$3,356	$2,406	$4,690

	VY® Invesco Growth and Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class 2	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$9,762	$363	$6,816	$19,373	$68,989
Total assets	9,762	363	6,816	19,373	68,989
Net assets	$9,762	$363	$6,816	$19,373	$68,989

Net assets
Accumulation units	$9,762	$363	$6,816	$19,373	$68,989
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$9,762	$363	$6,816	$19,373	$68,989

Total number of mutual fund shares	456,816	17,197	579,156	1,365,304	2,778,578

Cost of mutual fund shares	$10,458	$384	$9,647	$23,918	$76,128

The accompanying notes are an integral part of these financial statements.
6

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya International High Dividend Low Volatility Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$8,013	$520	$153	$4,341	$222
Total assets	8,013	520	153	4,341	222
Net assets	$8,013	$520	$153	$4,341	$222

Net assets
Accumulation units	$8,013	$520	$153	$4,341	$222
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$8,013	$520	$153	$4,341	$222

Total number of mutual fund shares	806,200	51,370	18,709	479,150	24,714

Cost of mutual fund shares	$9,040	$600	$200	$5,195	$254

	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$4,698	$254	$8,919	$292	$4,477
Total assets	4,698	254	8,919	292	4,477
Net assets	$4,698	$254	$8,919	$292	$4,477

Net assets
Accumulation units	$4,698	$254	$8,919	$292	$4,477
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$4,698	$254	$8,919	$292	$4,477

Total number of mutual fund shares	543,161	29,885	1,006,732	33,599	516,425

Cost of mutual fund shares	$6,058	$330	$11,468	$365	$5,746

The accompanying notes are an integral part of these financial statements.
7

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Voya Solution 2045 Portfolio - Service Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$157	$2,208	$378	$4,239	$87
Total assets	157	2,208	378	4,239	87
Net assets	$157	$2,208	$378	$4,239	$87

Net assets
Accumulation units	$157	$2,208	$378	$4,239	$87
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$157	$2,208	$378	$4,239	$87

Total number of mutual fund shares	18,678	230,450	39,885	356,213	7,480

Cost of mutual fund shares	$200	$2,654	$453	$4,315	$89

	VY® Baron Growth Portfolio - Initial Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Initial Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Invesco Comstock Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$6,800	$232	$1,625	$82	$6,620
Total assets	6,800	232	1,625	82	6,620
Net assets	$6,800	$232	$1,625	$82	$6,620

Net assets
Accumulation units	$6,800	$232	$1,625	$82	$6,620
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$6,800	$232	$1,625	$82	$6,620

Total number of mutual fund shares	279,150	10,634	102,377	5,406	316,140

Cost of mutual fund shares	$7,588	$271	$1,933	$106	$5,473
;

The accompanying notes are an integral part of these financial statements.
8

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Global Portfolio - Initial Class	VY® Invesco Global Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$120	$12,411	$748	$31,224	$376
Total assets	120	12,411	748	31,224	376
Net assets	$120	$12,411	$748	$31,224	$376

Net assets
Accumulation units	$120	$12,411	$748	$31,224	$376
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$120	$12,411	$748	$31,224	$376

Total number of mutual fund shares	5,725	303,085	18,440	2,054,308	26,432

Cost of mutual fund shares	$93	$13,323	$806	$36,452	$488

	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$6,772	$133	$46,696	$524	$8,730
Total assets	6,772	133	46,696	524	8,730
Net assets	$6,772	$133	$46,696	$524	$8,730

Net assets
Accumulation units	$6,772	$133	$46,694	$524	$8,730
Contracts in payout (annuitization)	—	—	2	—	—
Total net assets	$6,772	$133	$46,696	$524	$8,730

Total number of mutual fund shares	444,948	8,928	5,455,326	66,921	148,319

Cost of mutual fund shares	$7,819	$150	$60,677	$712	$12,685

The accompanying notes are an integral part of these financial statements.
9

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	VY® T. Rowe Price Growth Equity Portfolio - Service Class	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$592	$4,617	$10,065	$13,333	$6,032
Total assets	592	4,617	10,065	13,333	6,032
Net assets	$592	$4,617	$10,065	$13,333	$6,032

Net assets
Accumulation units	$592	$4,617	$10,065	$13,333	$6,032
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$592	$4,617	$10,065	$13,333	$6,032

Total number of mutual fund shares	10,988	438,479	838,808	1,151,429	357,365

Cost of mutual fund shares	$904	$5,451	$11,494	$15,434	$8,846

	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$10,845	$4,764	$6,696	$4,767	$11,188
Total assets	10,845	4,764	6,696	4,767	11,188
Net assets	$10,845	$4,764	$6,696	$4,767	$11,188

Net assets
Accumulation units	$10,845	$4,764	$6,696	$4,767	$11,188
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$10,845	$4,764	$6,696	$4,767	$11,188

Total number of mutual fund shares	986,879	227,313	386,853	244,230	1,128,960

Cost of mutual fund shares	$9,710	$5,599	$7,355	$5,252	$10,546

The accompanying notes are an integral part of these financial statements.
10

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Small Company Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$51,199	$9,125	$1,889	$13	$27,684
Total assets	51,199	9,125	1,889	13	27,684
Net assets	$51,199	$9,125	$1,889	$13	$27,684

Net assets
Accumulation units	$51,199	$9,125	$1,889	$13	$27,681
Contracts in payout (annuitization)	—	—	—	—	3
Total net assets	$51,199	$9,125	$1,889	$13	$27,684

Total number of mutual fund shares	1,112,100	347,616	60,513	1,009	6,719,773

Cost of mutual fund shares	$26,453	$6,164	$2,120	$14	$43,910

	Voya SmallCap Opportunities Portfolio - Class I	Wanger Acorn	Wanger Select
Assets
Investments in mutual funds
at fair value	$11,449	$2,959	$2,177
Total assets	11,449	2,959	2,177
Net assets	$11,449	$2,959	$2,177

Net assets
Accumulation units	$11,449	$2,959	$2,177
Contracts in payout (annuitization)	—	—	—
Total net assets	$11,449	$2,959	$2,177

Total number of mutual fund shares	700,683	270,241	350,579

Cost of mutual fund shares	$16,041	$4,987	$4,124

The accompanying notes are an integral part of these financial statements.
11

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Invesco V.I. Main Street Small Cap Fund - Series I	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	Fidelity® VIP Equity-Income Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$2	$80	$153	$117	$488
Expenses:
Mortality and expense risk charges	4	354	172	99	369
Net investment income (loss)	(2)	(274)	(19)	18	119

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	24	643	160	(252)	233
Capital gains distributions	35	3,651	1,221	991	858
Total realized gain (loss) on investments
and capital gains distributions	59	4,294	1,381	739	1,091
Net unrealized appreciation
(depreciation) of investments	(118)	(14,129)	(3,958)	(2,716)	(3,060)
Net realized and unrealized gain (loss)
on investments	(59)	(9,835)	(2,577)	(1,977)	(1,969)
Net increase (decrease) in net assets
resulting from operations	$(61)	$(10,109)	$(2,596)	$(1,959)	$(1,850)

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Government Money Market Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2
Net investment income (loss)
Investment income:
Dividends	$405	$1,487	$77	$219	$42
Expenses:
Mortality and expense risk charges	1,155	1,438	76	140	60
Net investment income (loss)	(750)	49	1	79	(18)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,114	6,818	—	(164)	(72)
Capital gains distributions	3,873	811	—	537	798
Total realized gain (loss) on investments
and capital gains distributions	8,987	7,629	—	373	726
Net unrealized appreciation
(depreciation) of investments	(37,171)	(31,149)	—	(2,045)	(1,260)
Net realized and unrealized gain (loss)
on investments	(28,184)	(23,520)	—	(1,672)	(534)
Net increase (decrease) in net assets
resulting from operations	$(28,934)	$(23,471)	$1	$(1,593)	$(552)

The accompanying notes are an integral part of these financial statements.
12

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	PIMCO VIT Real Return Portfolio - Administrative Class	Pioneer High Yield VCT Portfolio - Class I	Voya Balanced Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$18	$19	$714	$145	$9
Expenses:
Mortality and expense risk charges	30	60	141	40	7
Net investment income (loss)	(12)	(41)	573	105	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	39	128	(82)	(53)	10
Capital gains distributions	134	395	—	—	63
Total realized gain (loss) on investments
and capital gains distributions	173	523	(82)	(53)	73
Net unrealized appreciation
(depreciation) of investments	(466)	(1,465)	(1,950)	(454)	(183)
Net realized and unrealized gain (loss)
on investments	(293)	(942)	(2,032)	(507)	(110)
Net increase (decrease) in net assets
resulting from operations	$(305)	$(983)	$(1,459)	$(402)	$(108)

	Voya Government Money Market Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$3	$364	$23	$301	$—
Expenses:
Mortality and expense risk charges	3	183	20	74	545
Net investment income (loss)	—	181	3	227	(545)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(276)	—	(80)	(1,409)
Capital gains distributions	—	37	—	—	12,948
Total realized gain (loss) on investments
and capital gains distributions	—	(239)	—	(80)	11,539
Net unrealized appreciation
(depreciation) of investments	—	(2,280)	—	(964)	(26,810)
Net realized and unrealized gain (loss)
on investments	—	(2,519)	—	(1,044)	(15,271)
Net increase (decrease) in net assets
resulting from operations	$—	$(2,338)	$3	$(817)	$(15,816)

The accompanying notes are an integral part of these financial statements.
13

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® CBRE Global Real Estate Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$—	$68	$54	$32	$152
Expenses:
Mortality and expense risk charges	24	63	47	35	64
Net investment income (loss)	(24)	5	7	(3)	88

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(8)	(246)	(22)	101	(26)
Capital gains distributions	588	2,546	—	240	236
Total realized gain (loss) on investments
and capital gains distributions	580	2,300	(22)	341	210
Net unrealized appreciation
(depreciation) of investments	(1,263)	(2,513)	(205)	(908)	(1,755)
Net realized and unrealized gain (loss)
on investments	(683)	(213)	(227)	(567)	(1,545)
Net increase (decrease) in net assets
resulting from operations	$(707)	$(208)	$(220)	$(570)	$(1,457)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class 2	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$131	$4	$—	$1	$923
Expenses:
Mortality and expense risk charges	144	5	106	296	1,050
Net investment income (loss)	(13)	(1)	(106)	(295)	(127)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(275)	5	(172)	(320)	523
Capital gains distributions	1,301	48	2,091	3,707	9,155
Total realized gain (loss) on investments
and capital gains distributions	1,026	53	1,919	3,387	9,678
Net unrealized appreciation
(depreciation) of investments	(1,809)	(79)	(4,541)	(7,848)	(20,948)
Net realized and unrealized gain (loss)
on investments	(783)	(26)	(2,622)	(4,461)	(11,270)
Net increase (decrease) in net assets
resulting from operations	$(796)	$(27)	$(2,728)	$(4,756)	$(11,397)

The accompanying notes are an integral part of these financial statements.
14

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Institutional Class	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$177	$10	$163	$4	$205
Expenses:
Mortality and expense risk charges	118	7	77	2	62
Net investment income (loss)	59	3	86	2	143

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(230)	(5)	(101)	(2)	(75)
Capital gains distributions	848	52	1,281	—	—
Total realized gain (loss) on investments
and capital gains distributions	618	47	1,180	(2)	(75)
Net unrealized appreciation
(depreciation) of investments	(1,081)	(73)	(3,469)	(37)	(574)
Net realized and unrealized gain (loss)
on investments	(463)	(26)	(2,289)	(39)	(649)
Net increase (decrease) in net assets
resulting from operations	$(404)	$(23)	$(2,203)	$(37)	$(506)

	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$12	$221	$11	$408	$21
Expenses:
Mortality and expense risk charges	4	71	4	131	6
Net investment income (loss)	8	150	7	277	15

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(26)	63	—	(60)	(67)
Capital gains distributions	—	711	39	1,463	80
Total realized gain (loss) on investments
and capital gains distributions	(26)	774	39	1,403	13
Net unrealized appreciation
(depreciation) of investments	(13)	(2,023)	(105)	(3,800)	(140)
Net realized and unrealized gain (loss)
on investments	(39)	(1,249)	(66)	(2,397)	(127)
Net increase (decrease) in net assets
resulting from operations	$(31)	$(1,099)	$(59)	$(2,120)	$(112)

The accompanying notes are an integral part of these financial statements.
15

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$202	$7	$103	$16	$60
Expenses:
Mortality and expense risk charges	66	2	35	6	60
Net investment income (loss)	136	5	68	10	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(65)	—	(4)	—	51
Capital gains distributions	811	29	241	40	713
Total realized gain (loss) on investments
and capital gains distributions	746	29	237	40	764
Net unrealized appreciation
(depreciation) of investments	(2,016)	(75)	(764)	(124)	(1,072)
Net realized and unrealized gain (loss)
on investments	(1,270)	(46)	(527)	(84)	(308)
Net increase (decrease) in net assets
resulting from operations	$(1,134)	$(41)	$(459)	$(74)	$(308)

	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Initial Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Initial Class	VY® Columbia Contrarian Core Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$1	$—	$—	$11	$—
Expenses:
Mortality and expense risk charges	1	101	3	29	1
Net investment income (loss)	—	(101)	(3)	(18)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(48)	1	(157)	(1)
Capital gains distributions	15	714	27	318	15
Total realized gain (loss) on investments
and capital gains distributions	15	666	28	161	14
Net unrealized appreciation
(depreciation) of investments	(20)	(2,871)	(101)	(638)	(33)
Net realized and unrealized gain (loss)
on investments	(5)	(2,205)	(73)	(477)	(19)
Net increase (decrease) in net assets
resulting from operations	$(5)	$(2,306)	$(76)	$(495)	$(20)

The accompanying notes are an integral part of these financial statements.
16

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	VY® Invesco Comstock Portfolio - Initial Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Global Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$120	$2	$223	$12	$—
Expenses:
Mortality and expense risk charges	93	2	187	11	504
Net investment income (loss)	27	—	36	1	(504)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	215	6	(99)	(1)	1,546
Capital gains distributions	16	—	1,895	109	5,318
Total realized gain (loss) on investments
and capital gains distributions	231	6	1,796	108	6,864
Net unrealized appreciation
(depreciation) of investments	(307)	(7)	(3,149)	(183)	(22,592)
Net realized and unrealized gain (loss)
on investments	(76)	(1)	(1,353)	(75)	(15,728)
Net increase (decrease) in net assets
resulting from operations	$(49)	$(1)	$(1,317)	$(74)	$(16,232)

	VY® Invesco Global Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$82	$1	$—	$—
Expenses:
Mortality and expense risk charges	7	101	2	725	8
Net investment income (loss)	(7)	(19)	(1)	(725)	(8)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9)	(173)	(4)	582	6
Capital gains distributions	74	1,140	23	12,250	142
Total realized gain (loss) on investments
and capital gains distributions	65	967	19	12,832	148
Net unrealized appreciation
(depreciation) of investments	(273)	(1,705)	(35)	(29,435)	(329)
Net realized and unrealized gain (loss)
on investments	(208)	(738)	(16)	(16,603)	(181)
Net increase (decrease) in net assets
resulting from operations	$(215)	$(757)	$(17)	$(17,328)	$(189)
The accompanying notes are an integral part of these financial statements.
17

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$—	$—	$178	$347	$452
Expenses:
Mortality and expense risk charges	152	11	71	153	210
Net investment income (loss)	(152)	(11)	107	194	242

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(1)	(29)	83	(26)
Capital gains distributions	1,820	134	400	1,375	1,520
Total realized gain (loss) on investments
and capital gains distributions	1,819	133	371	1,458	1,494
Net unrealized appreciation
(depreciation) of investments	(8,080)	(569)	(1,512)	(4,293)	(5,173)
Net realized and unrealized gain (loss)
on investments	(6,261)	(436)	(1,141)	(2,835)	(3,679)
Net increase (decrease) in net assets
resulting from operations	$(6,413)	$(447)	$(1,034)	$(2,641)	$(3,437)

	Voya Growth and Income Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$73	$310	$44	$67	$49
Expenses:
Mortality and expense risk charges	92	159	73	102	72
Net investment income (loss)	(19)	151	(29)	(35)	(23)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(391)	194	87	(160)	(46)
Capital gains distributions	852	384	1,260	1,573	804
Total realized gain (loss) on investments
and capital gains distributions	461	578	1,347	1,413	758
Net unrealized appreciation
(depreciation) of investments	(1,635)	(1,542)	(2,554)	(2,718)	(1,641)
Net realized and unrealized gain (loss)
on investments	(1,174)	(964)	(1,207)	(1,305)	(883)
Net increase (decrease) in net assets
resulting from operations	$(1,193)	$(813)	$(1,236)	$(1,340)	$(906)

The accompanying notes are an integral part of these financial statements.
18

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$1	$53	$263	$68	$—
Expenses:
Mortality and expense risk charges	73	13	858	142	29
Net investment income (loss)	(72)	40	(595)	(74)	(29)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(121)	5,091	542	39
Capital gains distributions	—	—	5,207	389	207
Total realized gain (loss) on investments
and capital gains distributions	—	(121)	10,298	931	246
Net unrealized appreciation
(depreciation) of investments	634	(311)	(34,072)	(3,409)	(977)
Net realized and unrealized gain (loss)
on investments	634	(432)	(23,774)	(2,478)	(731)
Net increase (decrease) in net assets
resulting from operations	$562	$(392)	$(24,369)	$(2,552)	$(760)

	Voya Small Company Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class I	Wanger Acorn	Wanger Select
Net investment income (loss)
Investment income:
Dividends	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk charges	—	431	178	46	36
Net investment income (loss)	—	(431)	(178)	(46)	(36)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(3,153)	(345)	(135)	(328)
Capital gains distributions	4	19,121	2,456	1,148	1,245
Total realized gain (loss) on investments
and capital gains distributions	4	15,968	2,111	1,013	917
Net unrealized appreciation
(depreciation) of investments	(7)	(26,045)	(5,791)	(2,544)	(2,184)
Net realized and unrealized gain (loss)
on investments	(3)	(10,077)	(3,680)	(1,531)	(1,267)
Net increase (decrease) in net assets
resulting from operations	$(3)	$(10,508)	$(3,858)	$(1,577)	$(1,303)

The accompanying notes are an integral part of these financial statements.
19

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Invesco V.I. Main Street Small Cap Fund - Series I	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	Fidelity® VIP Equity-Income Portfolio - Initial Class
Net assets at January 1, 2021	$353	$29,794	$13,206	$9,826	$26,603

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(377)	(41)	94	134
Total realized gain (loss) on investments
and capital gains distributions	27	5,290	460	377	3,991
Net unrealized appreciation
(depreciation) of investments	51	924	2,451	(714)	1,740
Net increase (decrease) in net assets
resulting from operations	74	5,837	2,870	(243)	5,865
Changes from principal transactions:
Premiums	6	832	479	449	416
Death benefits	—	(65)	(5)	(32)	(287)
Surrenders & withdrawals	4	(2,922)	(1,717)	(1,170)	(2,993)
Cost of insurance & administrative charges	(1)	(16)	(9)	(5)	(9)
Transfers between Divisions (including
fixed account), net	1	(70)	(35)	166	(296)
Increase (decrease) in net assets
derived from principal transactions	10	(2,241)	(1,287)	(592)	(3,169)
Total increase (decrease) in net assets	84	3,596	1,583	(835)	2,696
Net assets at December 31, 2021	437	33,390	14,789	8,991	29,299

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(274)	(19)	18	119
Total realized gain (loss) on investments
and capital gains distributions	59	4,294	1,381	739	1,091
Net unrealized appreciation
(depreciation) of investments	(118)	(14,129)	(3,958)	(2,716)	(3,060)
Net increase (decrease) in net assets
resulting from operations	(61)	(10,109)	(2,596)	(1,959)	(1,850)
Changes from principal transactions:
Premiums	13	802	398	357	377
Death benefits	—	(16)	(12)	(7)	(117)
Surrenders & withdrawals	(173)	(2,245)	(1,358)	(1,088)	(2,143)
Cost of insurance & administrative charges	(1)	(15)	(8)	(4)	(9)
Transfers between Divisions (including
fixed account), net	—	(273)	(123)	(81)	(282)
Increase (decrease) in net assets
derived from principal transactions	(161)	(1,747)	(1,103)	(823)	(2,174)
Total increase (decrease) in net assets	(222)	(11,856)	(3,699)	(2,782)	(4,024)
Net assets at December 31, 2022	$215	$21,534	$11,090	$6,209	$25,275

The accompanying notes are an integral part of these financial statements.
20

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Government Money Market Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2
Net assets at January 1, 2021	$93,363	$106,784	$5,112	$12,205	$4,354

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,345)	(175)	(69)	72	(19)
Total realized gain (loss) on investments
and capital gains distributions	17,777	10,049	—	386	48
Net unrealized appreciation
(depreciation) of investments	6,871	17,510	—	(698)	987
Net increase (decrease) in net assets
resulting from operations	23,303	27,384	(69)	(240)	1,016
Changes from principal transactions:
Premiums	1,613	1,895	200	483	144
Death benefits	(323)	(671)	(82)	(77)	—
Surrenders & withdrawals	(8,710)	(11,950)	(742)	(1,059)	(592)
Cost of insurance & administrative charges	(29)	(43)	(3)	(5)	(3)
Transfers between Divisions (including
fixed account), net	(1,223)	220	304	123	36
Increase (decrease) in net assets
derived from principal transactions	(8,672)	(10,549)	(323)	(535)	(415)
Total increase (decrease) in net assets	14,631	16,835	(392)	(775)	601
Net assets at December 31, 2021	107,994	123,619	4,720	11,430	4,955

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(750)	49	1	79	(18)
Total realized gain (loss) on investments
and capital gains distributions	8,987	7,629	—	373	726
Net unrealized appreciation
(depreciation) of investments	(37,171)	(31,149)	—	(2,045)	(1,260)
Net increase (decrease) in net assets
resulting from operations	(28,934)	(23,471)	1	(1,593)	(552)
Changes from principal transactions:
Premiums	1,329	1,593	415	362	129
Death benefits	(233)	(355)	(2)	(74)	(4)
Surrenders & withdrawals	(6,154)	(7,411)	(1,349)	(849)	(384)
Cost of insurance & administrative charges	(28)	(43)	(3)	(5)	(3)
Transfers between Divisions (including
fixed account), net	(2,122)	(628)	1,445	(80)	(52)
Increase (decrease) in net assets
derived from principal transactions	(7,208)	(6,844)	506	(646)	(314)
Total increase (decrease) in net assets	(36,142)	(30,315)	507	(2,239)	(866)
Net assets at December 31, 2022	$71,852	$93,304	$5,227	$9,191	$4,089

The accompanying notes are an integral part of these financial statements.
21

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	PIMCO VIT Real Return Portfolio - Administrative Class	Pioneer High Yield VCT Portfolio - Class I	Voya Balanced Portfolio - Class I
Net assets at January 1, 2021	$1,995	$4,728	$13,343	$3,093	$560

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(19)	(51)	436	116	2
Total realized gain (loss) on investments
and capital gains distributions	282	542	125	(19)	21
Net unrealized appreciation
(depreciation) of investments	268	479	(71)	32	56
Net increase (decrease) in net assets
resulting from operations	531	970	490	129	79
Changes from principal transactions:
Premiums	78	94	540	161	—
Death benefits	—	(5)	(23)	—	—
Surrenders & withdrawals	(150)	(704)	(2,730)	(284)	(33)
Cost of insurance & administrative charges	(1)	(2)	(11)	(2)	—
Transfers between Divisions (including
fixed account), net	9	49	81	42	(1)
Increase (decrease) in net assets
derived from principal transactions	(64)	(568)	(2,143)	(83)	(34)
Total increase (decrease) in net assets	467	402	(1,653)	46	45
Net assets at December 31, 2021	2,462	5,130	11,690	3,139	605

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	(41)	573	105	2
Total realized gain (loss) on investments
and capital gains distributions	173	523	(82)	(53)	73
Net unrealized appreciation
(depreciation) of investments	(466)	(1,465)	(1,950)	(454)	(183)
Net increase (decrease) in net assets
resulting from operations	(305)	(983)	(1,459)	(402)	(108)
Changes from principal transactions:
Premiums	75	88	404	116	—
Death benefits	(1)	(133)	(35)	(3)	—
Surrenders & withdrawals	(141)	(146)	(1,662)	(298)	(62)
Cost of insurance & administrative charges	(1)	(2)	(10)	(2)	—
Transfers between Divisions (including
fixed account), net	3	(18)	(181)	123	—
Increase (decrease) in net assets
derived from principal transactions	(65)	(211)	(1,484)	(64)	(62)
Total increase (decrease) in net assets	(370)	(1,194)	(2,943)	(466)	(170)
Net assets at December 31, 2022	$2,092	$3,936	$8,747	$2,673	$435

The accompanying notes are an integral part of these financial statements.
22

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Government Money Market Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class
Net assets at January 1, 2021	$45	$17,103	$1,327	$6,254	$47,915

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	259	(20)	248	(695)
Total realized gain (loss) on investments
and capital gains distributions	—	6	—	10	10,095
Net unrealized appreciation
(depreciation) of investments	—	(642)	—	(23)	(1,259)
Net increase (decrease) in net assets
resulting from operations	(1)	(377)	(20)	235	8,141
Changes from principal transactions:
Premiums	—	619	63	230	550
Death benefits	—	(40)	(31)	(25)	(267)
Surrenders & withdrawals	(2)	(1,770)	(136)	(506)	(4,378)
Cost of insurance & administrative charges	—	(8)	(1)	(3)	(18)
Transfers between Divisions (including
fixed account), net	169	(7)	196	32	(434)
Increase (decrease) in net assets
derived from principal transactions	167	(1,206)	91	(272)	(4,547)
Total increase (decrease) in net assets	166	(1,583)	71	(37)	3,594
Net assets at December 31, 2021	211	15,520	1,398	6,217	51,509

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	181	3	227	(545)
Total realized gain (loss) on investments
and capital gains distributions	—	(239)	—	(80)	11,539
Net unrealized appreciation
(depreciation) of investments	—	(2,280)	—	(964)	(26,810)
Net increase (decrease) in net assets
resulting from operations	—	(2,338)	3	(817)	(15,816)
Changes from principal transactions:
Premiums	—	537	43	189	428
Death benefits	—	(23)	(17)	(10)	(107)
Surrenders & withdrawals	(10)	(1,656)	(274)	(553)	(2,949)
Cost of insurance & administrative charges	—	(7)	(1)	(3)	(17)
Transfers between Divisions (including
fixed account), net	—	(327)	428	(166)	(277)
Increase (decrease) in net assets
derived from principal transactions	(10)	(1,476)	179	(543)	(2,922)
Total increase (decrease) in net assets	(10)	(3,814)	182	(1,360)	(18,738)
Net assets at December 31, 2022	$201	$11,706	$1,580	$4,857	$32,771

The accompanying notes are an integral part of these financial statements.
23

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® CBRE Global Real Estate Portfolio - Institutional Class
Net assets at January 1, 2021	$2,072	$4,102	$3,816	$2,592	$4,600

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(31)	50	1	(8)	75
Total realized gain (loss) on investments
and capital gains distributions	462	53	4	454	78
Net unrealized appreciation
(depreciation) of investments	(74)	891	(60)	226	1,284
Net increase (decrease) in net assets
resulting from operations	357	994	(55)	672	1,437
Changes from principal transactions:
Premiums	36	136	106	102	220
Death benefits	(1)	(2)	(5)	(16)	(12)
Surrenders & withdrawals	(73)	(249)	(431)	(108)	(675)
Cost of insurance & administrative charges	(6)	(2)	(2)	(3)	(3)
Transfers between Divisions (including
fixed account), net	(31)	(68)	36	(152)	70
Increase (decrease) in net assets
derived from principal transactions	(75)	(185)	(296)	(177)	(400)
Total increase (decrease) in net assets	282	809	(351)	495	1,037
Net assets at December 31, 2021	2,354	4,911	3,465	3,087	5,637

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(24)	5	7	(3)	88
Total realized gain (loss) on investments
and capital gains distributions	580	2,300	(22)	341	210
Net unrealized appreciation
(depreciation) of investments	(1,263)	(2,513)	(205)	(908)	(1,755)
Net increase (decrease) in net assets
resulting from operations	(707)	(208)	(220)	(570)	(1,457)
Changes from principal transactions:
Premiums	33	112	93	90	180
Death benefits	—	(36)	(40)	—	(12)
Surrenders & withdrawals	(208)	(416)	(294)	(339)	(431)
Cost of insurance & administrative charges	(5)	(3)	(2)	(2)	(2)
Transfers between Divisions (including
fixed account), net	21	101	148	10	45
Increase (decrease) in net assets
derived from principal transactions	(159)	(242)	(95)	(241)	(220)
Total increase (decrease) in net assets	(866)	(450)	(315)	(811)	(1,677)
Net assets at December 31, 2022	$1,488	$4,461	$3,150	$2,276	$3,960

The accompanying notes are an integral part of these financial statements.
24

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class 2	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
Net assets at January 1, 2021	$9,741	$424	$12,476	$24,045	$85,055

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	—	(166)	(266)	(553)
Total realized gain (loss) on investments
and capital gains distributions	(334)	4	1,205	2,443	11,718
Net unrealized appreciation
(depreciation) of investments	2,902	105	(2,354)	1,827	2,318
Net increase (decrease) in net assets
resulting from operations	2,560	109	(1,315)	4,004	13,483
Changes from principal transactions:
Premiums	209	10	421	423	3,258
Death benefits	(24)	—	(4)	(110)	(186)
Surrenders & withdrawals	(1,131)	(106)	(1,139)	(2,134)	(14,835)
Cost of insurance & administrative charges	(4)	(1)	(4)	(9)	(50)
Transfers between Divisions (including
fixed account), net	38	(2)	(139)	(278)	277
Increase (decrease) in net assets
derived from principal transactions	(912)	(99)	(865)	(2,108)	(11,536)
Total increase (decrease) in net assets	1,648	10	(2,180)	1,896	1,947
Net assets at December 31, 2021	11,389	434	10,296	25,941	87,002

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	(1)	(106)	(295)	(127)
Total realized gain (loss) on investments
and capital gains distributions	1,026	53	1,919	3,387	9,678
Net unrealized appreciation
(depreciation) of investments	(1,809)	(79)	(4,541)	(7,848)	(20,948)
Net increase (decrease) in net assets
resulting from operations	(796)	(27)	(2,728)	(4,756)	(11,397)
Changes from principal transactions:
Premiums	181	3	331	306	2,552
Death benefits	(60)	—	(3)	(64)	(84)
Surrenders & withdrawals	(826)	(39)	(529)	(1,645)	(8,970)
Cost of insurance & administrative charges	(4)	(1)	(3)	(8)	(46)
Transfers between Divisions (including
fixed account), net	(122)	(7)	(548)	(401)	(68)
Increase (decrease) in net assets
derived from principal transactions	(831)	(44)	(752)	(1,812)	(6,616)
Total increase (decrease) in net assets	(1,627)	(71)	(3,480)	(6,568)	(18,013)
Net assets at December 31, 2022	$9,762	$363	$6,816	$19,373	$68,989

The accompanying notes are an integral part of these financial statements.
25

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Institutional Class	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Initial Class
Net assets at January 1, 2021	$7,850	$485	$13,039	$214	$4,994

Increase (decrease) in net assets
Operations:
Net investment income (loss)	36	1	(73)	2	53
Total realized gain (loss) on investments
and capital gains distributions	(226)	(8)	703	7	40
Net unrealized appreciation
(depreciation) of investments	2,036	119	(589)	(23)	417
Net increase (decrease) in net assets
resulting from operations	1,846	112	41	(14)	510
Changes from principal transactions:
Premiums	309	14	292	8	201
Death benefits	(14)	—	(28)	(1)	(4)
Surrenders & withdrawals	(951)	(19)	(1,011)	(19)	(586)
Cost of insurance & administrative charges	(3)	(2)	(5)	(1)	(2)
Transfers between Divisions (including
fixed account), net	24	(18)	22	3	(55)
Increase (decrease) in net assets
derived from principal transactions	(635)	(25)	(730)	(10)	(446)
Total increase (decrease) in net assets	1,211	87	(689)	(24)	64
Net assets at December 31, 2021	9,061	572	12,350	190	5,058

Increase (decrease) in net assets
Operations:
Net investment income (loss)	59	3	86	2	143
Total realized gain (loss) on investments
and capital gains distributions	618	47	1,180	(2)	(75)
Net unrealized appreciation
(depreciation) of investments	(1,081)	(73)	(3,469)	(37)	(574)
Net increase (decrease) in net assets
resulting from operations	(404)	(23)	(2,203)	(37)	(506)
Changes from principal transactions:
Premiums	241	10	139	7	148
Death benefits	(2)	—	(54)	—	(19)
Surrenders & withdrawals	(637)	(49)	(615)	(1)	(289)
Cost of insurance & administrative charges	(4)	(2)	(2)	(1)	(1)
Transfers between Divisions (including
fixed account), net	(242)	12	(9,615)	(5)	(50)
Increase (decrease) in net assets
derived from principal transactions	(644)	(29)	(10,147)	—	(211)
Total increase (decrease) in net assets	(1,048)	(52)	(12,350)	(37)	(717)
Net assets at December 31, 2022	$8,013	$520	$—	$153	$4,341

The accompanying notes are an integral part of these financial statements.
26

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class
Net assets at January 1, 2021	$349	$6,776	$305	$9,267	$517

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	86	4	79	4
Total realized gain (loss) on investments
and capital gains distributions	(14)	466	19	382	23
Net unrealized appreciation
(depreciation) of investments	47	39	4	734	38
Net increase (decrease) in net assets
resulting from operations	36	591	27	1,195	65
Changes from principal transactions:
Premiums	9	296	16	470	10
Death benefits	—	(14)	—	—	—
Surrenders & withdrawals	(28)	(1,531)	(30)	(370)	—
Cost of insurance & administrative charges	(1)	(3)	(1)	(5)	(2)
Transfers between Divisions (including
fixed account), net	(10)	134	4	198	1
Increase (decrease) in net assets
derived from principal transactions	(30)	(1,118)	(11)	293	9
Total increase (decrease) in net assets	6	(527)	16	1,488	74
Net assets at December 31, 2021	355	6,249	321	10,755	591

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	150	7	277	15
Total realized gain (loss) on investments
and capital gains distributions	(26)	774	39	1,403	13
Net unrealized appreciation
(depreciation) of investments	(13)	(2,023)	(105)	(3,800)	(140)
Net increase (decrease) in net assets
resulting from operations	(31)	(1,099)	(59)	(2,120)	(112)
Changes from principal transactions:
Premiums	16	280	21	360	9
Death benefits	—	(4)	—	(9)	—
Surrenders & withdrawals	(115)	(633)	(30)	(405)	(196)
Cost of insurance & administrative charges	(1)	(3)	(1)	(5)	(2)
Transfers between Divisions (including
fixed account), net	(2)	(92)	2	343	2
Increase (decrease) in net assets
derived from principal transactions	(102)	(452)	(8)	284	(187)
Total increase (decrease) in net assets	(133)	(1,551)	(67)	(1,836)	(299)
Net assets at December 31, 2022	$222	$4,698	$254	$8,919	$292

The accompanying notes are an integral part of these financial statements.
27

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class
Net assets at January 1, 2021	$4,741	$179	$3,249	$515	$3,848

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	1	49	7	(18)
Total realized gain (loss) on investments
and capital gains distributions	376	15	188	31	113
Net unrealized appreciation
(depreciation) of investments	367	12	(80)	(15)	886
Net increase (decrease) in net assets
resulting from operations	762	28	157	23	981
Changes from principal transactions:
Premiums	342	—	66	3	182
Death benefits	—	—	(61)	(31)	—
Surrenders & withdrawals	(240)	(5)	(436)	(1)	(461)
Cost of insurance & administrative charges	(5)	(1)	(2)	(1)	(1)
Transfers between Divisions (including
fixed account), net	(2)	—	1	(55)	119
Increase (decrease) in net assets
derived from principal transactions	95	(6)	(432)	(85)	(161)
Total increase (decrease) in net assets	857	22	(275)	(62)	820
Net assets at December 31, 2021	5,598	201	2,974	453	4,668

Increase (decrease) in net assets
Operations:
Net investment income (loss)	136	5	68	10	—
Total realized gain (loss) on investments
and capital gains distributions	746	29	237	40	764
Net unrealized appreciation
(depreciation) of investments	(2,016)	(75)	(764)	(124)	(1,072)
Net increase (decrease) in net assets
resulting from operations	(1,134)	(41)	(459)	(74)	(308)
Changes from principal transactions:
Premiums	301	—	41	—	147
Death benefits	—	—	—	—	—
Surrenders & withdrawals	(141)	(2)	(325)	—	(300)
Cost of insurance & administrative charges	(4)	(1)	(1)	(1)	(2)
Transfers between Divisions (including
fixed account), net	(143)	—	(22)	—	34
Increase (decrease) in net assets
derived from principal transactions	13	(3)	(307)	(1)	(121)
Total increase (decrease) in net assets	(1,121)	(44)	(766)	(75)	(429)
Net assets at December 31, 2022	$4,477	$157	$2,208	$378	$4,239

The accompanying notes are an integral part of these financial statements.
28

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Initial Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Initial Class	VY® Columbia Contrarian Core Portfolio - Service Class
Net assets at January 1, 2021	$65	$8,500	$280	$2,612	$92

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(125)	(4)	(22)	(1)
Total realized gain (loss) on investments
and capital gains distributions	—	680	24	314	11
Net unrealized appreciation
(depreciation) of investments	17	1,011	32	261	10
Net increase (decrease) in net assets
resulting from operations	17	1,566	52	553	20
Changes from principal transactions:
Premiums	2	233	6	75	3
Death benefits	—	(16)	—	(21)	—
Surrenders & withdrawals	—	(805)	(14)	(592)	(10)
Cost of insurance & administrative charges	—	(3)	(1)	(1)	—
Transfers between Divisions (including
fixed account), net	(2)	22	—	(16)	1
Increase (decrease) in net assets
derived from principal transactions	—	(569)	(9)	(555)	(6)
Total increase (decrease) in net assets	17	997	43	(2)	14
Net assets at December 31, 2021	82	9,497	323	2,610	106

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(101)	(3)	(18)	(1)
Total realized gain (loss) on investments
and capital gains distributions	15	666	28	161	14
Net unrealized appreciation
(depreciation) of investments	(20)	(2,871)	(101)	(638)	(33)
Net increase (decrease) in net assets
resulting from operations	(5)	(2,306)	(76)	(495)	(20)
Changes from principal transactions:
Premiums	3	192	6	48	—
Death benefits	—	(21)	—	—	—
Surrenders & withdrawals	(3)	(459)	(19)	(482)	(1)
Cost of insurance & administrative charges	—	(3)	(1)	(1)	—
Transfers between Divisions (including
fixed account), net	10	(100)	(1)	(55)	(3)
Increase (decrease) in net assets
derived from principal transactions	10	(391)	(15)	(490)	(4)
Total increase (decrease) in net assets	5	(2,697)	(91)	(985)	(24)
Net assets at December 31, 2022	$87	$6,800	$232	$1,625	$82
The accompanying notes are an integral part of these financial statements.
29

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	VY® Invesco Comstock Portfolio - Initial Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Global Portfolio - Initial Class
Net assets at January 1, 2021	$5,656	$102	$14,458	$738	$48,798

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	—	(6)	(2)	(714)
Total realized gain (loss) on investments
and capital gains distributions	224	4	333	16	5,092
Net unrealized appreciation
(depreciation) of investments	1,481	27	2,081	107	2,187
Net increase (decrease) in net assets
resulting from operations	1,725	31	2,408	121	6,565
Changes from principal transactions:
Premiums	163	2	458	21	840
Death benefits	(3)	—	(73)	(44)	(222)
Surrenders & withdrawals	(650)	(6)	(2,295)	(56)	(5,198)
Cost of insurance & administrative charges	(4)	—	(9)	(2)	(16)
Transfers between Divisions (including
fixed account), net	37	—	(14)	23	(258)
Increase (decrease) in net assets
derived from principal transactions	(457)	(4)	(1,933)	(58)	(4,854)
Total increase (decrease) in net assets	1,268	27	475	63	1,711
Net assets at December 31, 2021	6,924	129	14,933	801	50,509

Increase (decrease) in net assets
Operations:
Net investment income (loss)	27	—	36	1	(504)
Total realized gain (loss) on investments
and capital gains distributions	231	6	1,796	108	6,864
Net unrealized appreciation
(depreciation) of investments	(307)	(7)	(3,149)	(183)	(22,592)
Net increase (decrease) in net assets
resulting from operations	(49)	(1)	(1,317)	(74)	(16,232)
Changes from principal transactions:
Premiums	152	2	277	19	687
Death benefits	(13)	—	(17)	—	(161)
Surrenders & withdrawals	(544)	(8)	(1,337)	(3)	(2,989)
Cost of insurance & administrative charges	(4)	—	(8)	(2)	(14)
Transfers between Divisions (including
fixed account), net	154	(2)	(120)	7	(576)
Increase (decrease) in net assets
derived from principal transactions	(255)	(8)	(1,205)	21	(3,053)
Total increase (decrease) in net assets	(304)	(9)	(2,522)	(53)	(19,285)
Net assets at December 31, 2022	$6,620	$120	$12,411	$748	$31,224

The accompanying notes are an integral part of these financial statements.
30

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	VY® Invesco Global Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Net assets at January 1, 2021	$611	$6,842	$168	$67,146	$744

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(39)	(2)	(967)	(10)
Total realized gain (loss) on investments
and capital gains distributions	51	134	8	14,188	144
Net unrealized appreciation
(depreciation) of investments	41	1,748	40	(5,246)	(52)
Net increase (decrease) in net assets
resulting from operations	83	1,843	46	7,975	82
Changes from principal transactions:
Premiums	18	187	4	847	17
Death benefits	—	(11)	—	(173)	—
Surrenders & withdrawals	(46)	(749)	(15)	(6,140)	(65)
Cost of insurance & administrative charges	(2)	(2)	—	(21)	(2)
Transfers between Divisions (including
fixed account), net	12	(48)	(32)	(524)	(17)
Increase (decrease) in net assets
derived from principal transactions	(18)	(623)	(43)	(6,011)	(67)
Total increase (decrease) in net assets	65	1,220	3	1,964	15
Net assets at December 31, 2021	676	8,062	171	69,110	759

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(19)	(1)	(725)	(8)
Total realized gain (loss) on investments
and capital gains distributions	65	967	19	12,832	148
Net unrealized appreciation
(depreciation) of investments	(273)	(1,705)	(35)	(29,435)	(329)
Net increase (decrease) in net assets
resulting from operations	(215)	(757)	(17)	(17,328)	(189)
Changes from principal transactions:
Premiums	26	146	2	632	17
Death benefits	—	(15)	—	(474)	—
Surrenders & withdrawals	(93)	(572)	(15)	(3,745)	(60)
Cost of insurance & administrative charges	(1)	(3)	—	(21)	(2)
Transfers between Divisions (including
fixed account), net	(17)	(89)	(8)	(1,478)	(1)
Increase (decrease) in net assets
derived from principal transactions	(85)	(533)	(21)	(5,086)	(46)
Total increase (decrease) in net assets	(300)	(1,290)	(38)	(22,414)	(235)
Net assets at December 31, 2022	$376	$6,772	$133	$46,696	$524

The accompanying notes are an integral part of these financial statements.
31

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I
Net assets at January 1, 2021	$14,422	$971	$6,298	$12,289	$16,843

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(217)	(15)	73	66	167
Total realized gain (loss) on investments
and capital gains distributions	1,597	105	132	941	1,197
Net unrealized appreciation
(depreciation) of investments	1,210	85	248	851	677
Net increase (decrease) in net assets
resulting from operations	2,590	175	453	1,858	2,041
Changes from principal transactions:
Premiums	392	9	214	647	698
Death benefits	(4)	—	(11)	(11)	—
Surrenders & withdrawals	(1,535)	(66)	(1,036)	(1,542)	(2,379)
Cost of insurance & administrative charges	(5)	(3)	(4)	(14)	(14)
Transfers between Divisions (including
fixed account), net	22	35	105	(213)	709
Increase (decrease) in net assets
derived from principal transactions	(1,130)	(25)	(732)	(1,133)	(986)
Total increase (decrease) in net assets	1,460	150	(279)	725	1,055
Net assets at December 31, 2021	15,882	1,121	6,019	13,014	17,898

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(152)	(11)	107	194	242
Total realized gain (loss) on investments
and capital gains distributions	1,819	133	371	1,458	1,494
Net unrealized appreciation
(depreciation) of investments	(8,080)	(569)	(1,512)	(4,293)	(5,173)
Net increase (decrease) in net assets
resulting from operations	(6,413)	(447)	(1,034)	(2,641)	(3,437)
Changes from principal transactions:
Premiums	326	14	210	528	564
Death benefits	(65)	—	(9)	—	(8)
Surrenders & withdrawals	(811)	(93)	(619)	(886)	(1,614)
Cost of insurance & administrative charges	(5)	(2)	(4)	(13)	(13)
Transfers between Divisions (including
fixed account), net	(184)	(1)	54	63	(57)
Increase (decrease) in net assets
derived from principal transactions	(739)	(82)	(368)	(308)	(1,128)
Total increase (decrease) in net assets	(7,152)	(529)	(1,402)	(2,949)	(4,565)
Net assets at December 31, 2022	$8,730	$592	$4,617	$10,065	$13,333
The accompanying notes are an integral part of these financial statements.
32

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Growth and Income Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I
Net assets at January 1, 2021	$6,878	$11,619	$5,306	$7,662	$5,080

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(30)	144	(22)	(44)	(42)
Total realized gain (loss) on investments
and capital gains distributions	3,293	242	709	83	96
Net unrealized appreciation
(depreciation) of investments	(1,470)	1,775	701	1,876	1,287
Net increase (decrease) in net assets
resulting from operations	1,793	2,161	1,388	1,915	1,341
Changes from principal transactions:
Premiums	105	326	140	272	254
Death benefits	(21)	(37)	(56)	(37)	(26)
Surrenders & withdrawals	(726)	(1,268)	(542)	(924)	(594)
Cost of insurance & administrative charges	(4)	(5)	(2)	(3)	(2)
Transfers between Divisions (including
fixed account), net	(87)	8	(21)	(177)	6
Increase (decrease) in net assets
derived from principal transactions	(733)	(976)	(481)	(869)	(362)
Total increase (decrease) in net assets	1,060	1,185	907	1,046	979
Net assets at December 31, 2021	7,938	12,804	6,213	8,708	6,059

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(19)	151	(29)	(35)	(23)
Total realized gain (loss) on investments
and capital gains distributions	461	578	1,347	1,413	758
Net unrealized appreciation
(depreciation) of investments	(1,635)	(1,542)	(2,554)	(2,718)	(1,641)
Net increase (decrease) in net assets
resulting from operations	(1,193)	(813)	(1,236)	(1,340)	(906)
Changes from principal transactions:
Premiums	81	251	114	215	214
Death benefits	(84)	(8)	(10)	(4)	—
Surrenders & withdrawals	(571)	(1,069)	(219)	(577)	(326)
Cost of insurance & administrative charges	(3)	(5)	(2)	(3)	(2)
Transfers between Divisions (including
fixed account), net	(136)	(315)	(96)	(303)	(272)
Increase (decrease) in net assets
derived from principal transactions	(713)	(1,146)	(213)	(672)	(386)
Total increase (decrease) in net assets	(1,906)	(1,959)	(1,449)	(2,012)	(1,292)
Net assets at December 31, 2022	$6,032	$10,845	$4,764	$6,696	$4,767

The accompanying notes are an integral part of these financial statements.
33

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Net assets at January 1, 2021	$41	$1,689	$68,598	$10,694	$2,706

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	9	(648)	(31)	(37)
Total realized gain (loss) on investments
and capital gains distributions	—	51	6,986	1,548	340
Net unrealized appreciation
(depreciation) of investments	3	96	12,513	1,093	(33)
Net increase (decrease) in net assets
resulting from operations	3	156	18,851	2,610	270
Changes from principal transactions:
Premiums	4	71	651	175	151
Death benefits	—	(5)	(379)	(52)	(1)
Surrenders & withdrawals	—	(107)	(6,144)	(1,219)	(377)
Cost of insurance & administrative charges	—	(1)	(25)	(4)	(1)
Transfers between Divisions (including
fixed account), net	1	161	(713)	(58)	(13)
Increase (decrease) in net assets
derived from principal transactions	5	119	(6,610)	(1,158)	(241)
Total increase (decrease) in net assets	8	275	12,241	1,452	29
Net assets at December 31, 2021	49	1,964	80,839	12,146	2,735

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(72)	40	(595)	(74)	(29)
Total realized gain (loss) on investments
and capital gains distributions	—	(121)	10,298	931	246
Net unrealized appreciation
(depreciation) of investments	634	(311)	(34,072)	(3,409)	(977)
Net increase (decrease) in net assets
resulting from operations	562	(392)	(24,369)	(2,552)	(760)
Changes from principal transactions:
Premiums	134	31	597	160	93
Death benefits	(19)	—	(350)	(30)	—
Surrenders & withdrawals	(413)	(17)	(4,159)	(638)	(144)
Cost of insurance & administrative charges	(3)	—	(25)	(4)	(1)
Transfers between Divisions (including
fixed account), net	10,878	(1,586)	(1,334)	43	(34)
Increase (decrease) in net assets
derived from principal transactions	10,577	(1,572)	(5,271)	(469)	(86)
Total increase (decrease) in net assets	11,139	(1,964)	(29,640)	(3,021)	(846)
Net assets at December 31, 2022	$11,188	$—	$51,199	$9,125	$1,889

The accompanying notes are an integral part of these financial statements.
34

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Small Company Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class I	Wanger Acorn	Wanger Select
Net assets at January 1, 2021	$22	$41,614	$17,434	$4,752	$3,972

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(591)	(242)	(33)	(56)
Total realized gain (loss) on investments
and capital gains distributions	2	6,807	2,099	217	495
Net unrealized appreciation
(depreciation) of investments	1	(1,995)	(1,285)	148	(263)
Net increase (decrease) in net assets
resulting from operations	3	4,221	572	332	176
Changes from principal transactions:
Premiums	—	481	364	185	97
Death benefits	—	(335)	(149)	(20)	(18)
Surrenders & withdrawals	(6)	(4,291)	(1,835)	(507)	(392)
Cost of insurance & administrative charges	—	(15)	(7)	(3)	(2)
Transfers between Divisions (including
fixed account), net	(1)	(733)	(201)	(22)	(97)
Increase (decrease) in net assets
derived from principal transactions	(7)	(4,893)	(1,828)	(367)	(412)
Total increase (decrease) in net assets	(4)	(672)	(1,256)	(35)	(236)
Net assets at December 31, 2021	18	40,942	16,178	4,717	3,736

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(431)	(178)	(46)	(36)
Total realized gain (loss) on investments
and capital gains distributions	4	15,968	2,111	1,013	917
Net unrealized appreciation
(depreciation) of investments	(7)	(26,045)	(5,791)	(2,544)	(2,184)
Net increase (decrease) in net assets
resulting from operations	(3)	(10,508)	(3,858)	(1,577)	(1,303)
Changes from principal transactions:
Premiums	—	393	247	125	72
Death benefits	—	(309)	(24)	(14)	(6)
Surrenders & withdrawals	(1)	(2,628)	(813)	(226)	(274)
Cost of insurance & administrative charges	—	(14)	(6)	(2)	(2)
Transfers between Divisions (including
fixed account), net	(1)	(192)	(275)	(64)	(46)
Increase (decrease) in net assets
derived from principal transactions	(2)	(2,750)	(871)	(181)	(256)
Total increase (decrease) in net assets	(5)	(13,258)	(4,729)	(1,758)	(1,559)
Net assets at December 31, 2022	$13	$27,684	$11,449	$2,959	$2,177

The accompanying notes are an integral part of these financial statements.
35

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

1. ORGANIZATION
ReliaStar Life Insurance Company Separate Account N (the "Account") was established by Northern Life Insurance Company ("Northern Life") to support the operations of variable annuity contracts ("Contracts"). In 2002, Northern Life merged with ReliaStar Life Insurance Company ("ReliaStar Life" or the "Company"). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. ("Voya Financial"), a holding company domiciled in the State of Delaware.

Prior to May 2013, Voya Financial, which together with its subsidiaries, including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in the Netherlands. In May 2013, Voya Financial completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial and the sale of shares of common stock owned indirectly by ING. Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial in a series of registered public offerings.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ReliaStar Life provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or a fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

At December 31, 2022, the Account had 78 investment divisions (the "Divisions"), 16 of which invest in independently managed mutual funds and 62 of which invest in mutual funds managed by an affiliate, Voya Investments, LLC ("VIL"). The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts").

The Divisions with asset balances at December 31, 2022 and related Trusts are as follows:

AIM Variable Insurance Funds:	Voya Intermediate Bond Portfolio - Class I
Invesco V.I. Main Street Small Cap Fund - Series I	Voya Investors Trust:
American Funds Insurance Series:	Voya Government Liquid Assets Portfolio - Class I
American Funds Insurance Series® Growth Fund - Class 2	Voya High Yield Portfolio - Institutional Class
American Funds Insurance Series® Growth-Income Fund - Class 2	Voya Large Cap Growth Portfolio - Institutional Class
American Funds Insurance Series® International Fund - Class 2	Voya Large Cap Growth Portfolio - Service Class
Fidelity Variable Insurance Products Fund:	Voya Large Cap Value Portfolio - Institutional Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	Voya Limited Maturity Bond Portfolio - Service Class
Fidelity Variable Insurance Products Fund II:	Voya U.S. Stock Index Portfolio - Institutional Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	VY® CBRE Global Real Estate Portfolio - Institutional Class
Fidelity® VIP Index 500 Portfolio - Initial Class	VY® Invesco Growth and Income Portfolio - Service Class
Fidelity Variable Insurance Products Fund V:	VY® Invesco Growth and Income Portfolio - Service Class 2
Fidelity® VIP Government Money Market Portfolio - Initial Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
Franklin Templeton Variable Insurance Products Trust:	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
Franklin Small Cap Value VIP Fund - Class 2	VY® T. Rowe Price Equity Income Portfolio - Institutional Class
Lord Abbett Series Fund, Inc.:	VY® T. Rowe Price Equity Income Portfolio - Service Class
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	Voya Partners, Inc.:
Neuberger Berman Advisers Management Trust:	Voya Global Bond Portfolio - Service Class
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	Voya International High Dividend Low Volatility Portfolio - Initial Class
PIMCO Variable Insurance Trust:	Voya International High Dividend Low Volatility Portfolio - Service Class
PIMCO VIT Real Return Portfolio - Administrative Class	Voya Solution 2025 Portfolio - Initial Class
Pioneer Variable Contracts Trust:	Voya Solution 2025 Portfolio - Service Class
Pioneer High Yield VCT Portfolio - Class I	Voya Solution 2035 Portfolio - Initial Class
Voya Balanced Portfolio, Inc.:	Voya Solution 2035 Portfolio - Service Class
Voya Balanced Portfolio - Class I	Voya Solution 2045 Portfolio - Initial Class
Voya Government Money Market Portfolio:	Voya Solution 2045 Portfolio - Service Class
Voya Government Money Market Portfolio - Class I	Voya Solution Income Portfolio - Initial Class
Voya Intermediate Bond Portfolio:	Voya Solution Income Portfolio - Service Class
36

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

VY® American Century Small-Mid Cap Value Portfolio - Initial Class	Voya Strategic Allocation Growth Portfolio - Class I
VY® American Century Small-Mid Cap Value Portfolio - Service Class	Voya Strategic Allocation Moderate Portfolio - Class I
VY® Baron Growth Portfolio - Initial Class	Voya Variable Funds:
VY® Baron Growth Portfolio - Service Class	Voya Growth and Income Portfolio - Class I
VY® Columbia Contrarian Core Portfolio - Initial Class	Voya Variable Portfolios, Inc.:
VY® Columbia Contrarian Core Portfolio - Service Class	Voya Global High Dividend Low Volatility Portfolio - Class I
VY® Invesco Comstock Portfolio - Initial Class	Voya Index Plus LargeCap Portfolio - Class I
VY® Invesco Comstock Portfolio - Service Class	Voya Index Plus MidCap Portfolio - Class I
VY® Invesco Equity and Income Portfolio - Initial Class	Voya Index Plus SmallCap Portfolio - Class I
VY® Invesco Equity and Income Portfolio - Service Class	Voya International Index Portfolio - Class I
VY® Invesco Global Portfolio - Initial Class	Voya Russell™ Large Cap Growth Index Portfolio - Class I
VY® Invesco Global Portfolio - Service Class	Voya Russell™ Large Cap Index Portfolio - Class I
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
VY® JPMorgan Mid Cap Value Portfolio - Service Class	Voya Small Company Portfolio - Class I
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	Voya Variable Products Trust:
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	Voya MidCap Opportunities Portfolio - Class I
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	Voya SmallCap Opportunities Portfolio - Class I
VY® T. Rowe Price Growth Equity Portfolio - Service Class	Wanger Advisors Trust:
Voya Strategic Allocation Portfolios, Inc.:	Wanger Acorn
Voya Strategic Allocation Conservative Portfolio - Class I	Wanger Select

The names of certain Divisions were changed during 2022. The following is a summary of the current and former names for those Divisions:

Current Name	Former Name
Voya Investors Trust:	Voya Investors Trust:
VY® CBRE Global Real Estate Portfolio - Institutional Class	VY® Clarion Global Real Estate Portfolio - Institutional Class
Wanger Advisors Trust:	Wanger Advisors Trust:
Wanger Acorn	Wanger USA

During 2022, the following Divisions were closed to contract owners:

Voya Investors Trust:	Voya Variable Portfolios, Inc.:
VY® T. Rowe Price International Stock Portfolio - Institutional Class	Voya International Index Portfolio - Class S

37

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of ReliaStar Life, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 5.0%. The mortality risk is fully borne by the Company. To the extent that benefits to be paid to the contract owners exceed their account values, ReliaStar Life will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar Life. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including premiums, death benefits, surrenders and withdrawals, and cost of insurance and administrative charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ReliaStar Life related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ReliaStar Life).

Subsequent Events

The Company has evaluated all events through the date the financial statements were issued to determine whether any event required either recognition or disclosure in the financial statements. The Company is not aware of any subsequent events that would have a material effect on the financial statements of the Account.

38

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

3. FINANCIAL INSTRUMENTS
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values ("NAV"). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2022 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2022. The Account had no liabilities as of December 31, 2022.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.
•Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
•Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a.Quoted prices for similar assets or liabilities in active markets;
b.Quoted prices for identical or similar assets or liabilities in non-active markets;
c.Inputs other than quoted market prices that are observable; and
d.Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
•Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4. CHARGES AND FEES
Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover ReliaStar Life’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

ReliaStar Life assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 1.25% to 1.40% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset-Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at annual rates of 0.15% to 0.20% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $35 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage that ranges up to 8.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

39

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Other Contract Charges

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed accumulation benefits and minimum guaranteed withdrawal benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Fees Waived by ReliaStar Life

Certain charges and fees for various types of Contracts may be waived by ReliaStar Life. ReliaStar Life reserves the right to discontinue these waivers at its discretion or to conform with the changes in the law.

5. RELATED PARTY TRANSACTIONS
Management fees were paid to VIL, an affiliate of the Company, in its capacity as investment adviser to Voya Balanced Portfolio, Inc., Voya Government Money Market Portfolio, Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Partners, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.19% to 1.25% of the average net assets of each respective Fund.
40

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

6. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 follow:

	Purchases	Sales
	(In thousands)
AIM Variable Insurance Funds:
Invesco V.I. Main Street Small Cap Fund - Series I	$49	$177
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	4,381	2,750
American Funds Insurance Series® Growth-Income Fund - Class 2	1,617	1,518
American Funds Insurance Series® International Fund - Class 2	1,330	1,144
Fidelity Variable Insurance Products Fund:
Fidelity® VIP Equity-Income Portfolio - Initial Class	1,516	2,713
Fidelity Variable Insurance Products Fund II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	4,461	8,544
Fidelity® VIP Index 500 Portfolio - Initial Class	2,866	8,847
Fidelity Variable Insurance Products Fund V:
Fidelity® VIP Government Money Market Portfolio - Initial Class	2,460	1,953
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	994	1,025
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	922	456
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	207	149
Neuberger Berman Advisers Management Trust:
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	483	339
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	938	1,848
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I	408	365
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	73	70
Voya Government Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	3	13
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	775	2,032
Voya Investors Trust:
Voya Government Liquid Assets Portfolio - Class I	458	276
Voya High Yield Portfolio - Institutional Class	396	712
Voya Large Cap Growth Portfolio - Institutional Class	13,242	3,760
Voya Large Cap Growth Portfolio - Service Class	636	231
Voya Large Cap Value Portfolio - Institutional Class	2,967	659
Voya Limited Maturity Bond Portfolio - Service Class	352	441
Voya U.S. Stock Index Portfolio - Institutional Class	349	353
VY® CBRE Global Real Estate Portfolio - Institutional Class	576	472
VY® Invesco Growth and Income Portfolio - Service Class	1,554	1,097
VY® Invesco Growth and Income Portfolio - Service Class 2	54	51
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	2,281	1,047
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	3,774	2,173
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	11,890	9,475
VY® T. Rowe Price Equity Income Portfolio - Institutional Class	1,257	993
VY® T. Rowe Price Equity Income Portfolio - Service Class	79	53
VY® T. Rowe Price International Stock Portfolio - Institutional Class	1,494	10,274
Voya Partners, Inc.:
Voya Global Bond Portfolio - Service Class	11	9
Voya International High Dividend Low Volatility Portfolio - Initial Class	297	364
Voya International High Dividend Low Volatility Portfolio - Service Class	26	120
41

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Purchases	Sales
	(In thousands)
Voya Solution 2025 Portfolio - Initial Class	$1,337	$928
Voya Solution 2025 Portfolio - Service Class	70	32
Voya Solution 2035 Portfolio - Initial Class	2,467	442
Voya Solution 2035 Portfolio - Service Class	115	207
Voya Solution 2045 Portfolio - Initial Class	1,248	288
Voya Solution 2045 Portfolio - Service Class	36	5
Voya Solution Income Portfolio - Initial Class	369	367
Voya Solution Income Portfolio - Service Class	57	7
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	997	405
VY® American Century Small-Mid Cap Value Portfolio - Service Class	29	4
VY® Baron Growth Portfolio - Initial Class	849	628
VY® Baron Growth Portfolio - Service Class	31	22
VY® Columbia Contrarian Core Portfolio - Initial Class	362	552
VY® Columbia Contrarian Core Portfolio - Service Class	15	4
VY® Invesco Comstock Portfolio - Initial Class	494	706
VY® Invesco Comstock Portfolio - Service Class	4	11
VY® Invesco Equity and Income Portfolio - Initial Class	2,249	1,523
VY® Invesco Equity and Income Portfolio - Service Class	147	16
VY® Invesco Global Portfolio - Initial Class	5,541	3,779
VY® Invesco Global Portfolio - Service Class	96	115
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	1,290	702
VY® JPMorgan Mid Cap Value Portfolio - Service Class	28	25
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	12,376	5,935
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	161	73
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	2,088	1,159
VY® T. Rowe Price Growth Equity Portfolio - Service Class	150	109
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	766	627
Voya Strategic Allocation Growth Portfolio - Class I	2,137	875
Voya Strategic Allocation Moderate Portfolio - Class I	2,335	1,700
Voya Variable Funds:
Voya Growth and Income Portfolio - Class I	1,008	888
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	778	1,388
Voya Index Plus LargeCap Portfolio - Class I	1,426	407
Voya Index Plus MidCap Portfolio - Class I	1,824	958
Voya Index Plus SmallCap Portfolio - Class I	1,023	627
Voya International Index Portfolio - Class I	10,986	480
Voya International Index Portfolio - Class S	70	1,602
Voya Russell™ Large Cap Growth Index Portfolio - Class I	5,691	6,347
Voya Russell™ Large Cap Index Portfolio - Class I	640	795
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	329	236
Voya Small Company Portfolio - Class I	4	2
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	19,303	3,362
Voya SmallCap Opportunities Portfolio - Class I	2,555	1,147
Wanger Advisors Trust:
Wanger Acorn	1,244	322
Wanger Select	1,310	357

42

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

7. CHANGES IN UNITS
The net changes in units outstanding follow:

	Year Ended December 31,
	2022			2021
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AIM Variable Insurance Funds:
Invesco V.I. Main Street Small Cap Fund - Series I	412	4,704	(4,292)	324	84	240
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	31,212	79,819	(48,607)	33,456	87,085	(53,629)
American Funds Insurance Series® Growth-Income Fund - Class 2	19,754	63,595	(43,841)	24,513	69,986	(45,473)
American Funds Insurance Series® International Fund - Class 2	40,352	110,218	(69,866)	52,942	90,002	(37,060)
Fidelity Variable Insurance Products Fund:
Fidelity® VIP Equity-Income Portfolio - Initial Class	12,148	51,791	(39,643)	12,919	71,828	(58,909)
Fidelity Variable Insurance Products Fund II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	21,233	95,668	(74,435)	23,669	102,927	(79,258)
Fidelity® VIP Index 500 Portfolio - Initial Class	39,484	128,028	(88,544)	48,192	179,682	(131,490)
Fidelity Variable Insurance Products Fund V:
Fidelity® VIP Government Money Market Portfolio - Initial Class	209,912	169,048	40,864	127,907	153,883	(25,976)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	32,155	65,754	(33,599)	44,678	69,436	(24,758)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	5,473	15,720	(10,247)	10,134	22,881	(12,747)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	4,222	7,097	(2,875)	4,450	7,259	(2,809)
Neuberger Berman Advisers Management Trust:
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	2,969	7,780	(4,811)	5,587	18,430	(12,843)
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	37,316	130,841	(93,525)	56,300	183,402	(127,102)
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I	17,076	21,012	(3,936)	13,576	17,523	(3,947)
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	—	3,098	(3,098)	—	1,503	(1,503)
Voya Government Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	—	1,039	(1,039)	17,433	252	17,181
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	60,778	162,467	(101,689)	65,432	139,438	(74,006)
Voya Investors Trust:
Voya Government Liquid Assets Portfolio - Class I	49,074	30,530	18,544	28,055	18,924	9,131
Voya High Yield Portfolio - Institutional Class	24,983	78,157	(53,174)	41,579	65,870	(24,291)
Voya Large Cap Growth Portfolio - Institutional Class	28,782	111,887	(83,105)	25,093	137,168	(112,075)
Voya Large Cap Growth Portfolio - Service Class	2,138	6,267	(4,129)	2,500	4,425	(1,925)
Voya Large Cap Value Portfolio - Institutional Class	19,669	29,830	(10,161)	24,263	33,874	(9,611)
Voya Limited Maturity Bond Portfolio - Service Class	31,061	40,376	(9,315)	26,992	52,827	(25,835)
Voya U.S. Stock Index Portfolio - Institutional Class	3,286	9,409	(6,123)	5,716	10,295	(4,579)
VY® CBRE Global Real Estate Portfolio - Institutional Class	19,299	33,935	(14,636)	22,923	46,592	(23,669)
VY® Invesco Growth and Income Portfolio - Service Class	8,914	36,854	(27,940)	13,928	45,804	(31,876)
VY® Invesco Growth and Income Portfolio - Service Class 2	125	1,535	(1,410)	419	3,853	(3,434)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	17,003	44,441	(27,438)	18,904	41,415	(22,511)
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	12,109	57,868	(45,759)	20,484	68,372	(47,888)
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	122,979	294,355	(171,376)	125,779	413,287	(287,508)
VY® T. Rowe Price Equity Income Portfolio - Institutional Class	15,120	33,439	(18,319)	15,428	33,817	(18,389)
VY® T. Rowe Price Equity Income Portfolio - Service Class	631	1,300	(669)	451	1,171	(720)
VY® T. Rowe Price International Stock Portfolio - Institutional Class	10,489	533,648	(523,159)	23,936	53,470	(29,534)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Service Class	725	700	25	1,402	2,135	(733)
43

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Year Ended December 31,
	2022			2021
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya International High Dividend Low Volatility Portfolio - Initial Class	20,239	39,495	(19,256)	27,045	66,446	(39,401)
Voya International High Dividend Low Volatility Portfolio - Service Class	1,684	11,174	(9,490)	2,630	5,245	(2,615)
Voya Solution 2025 Portfolio - Initial Class	28,800	54,996	(26,196)	32,606	94,637	(62,031)
Voya Solution 2025 Portfolio - Service Class	1,108	1,520	(412)	890	1,443	(553)
Voya Solution 2035 Portfolio - Initial Class	40,604	24,654	15,950	36,822	21,945	14,877
Voya Solution 2035 Portfolio - Service Class	749	9,731	(8,982)	1,037	662	375
Voya Solution 2045 Portfolio - Initial Class	18,050	16,826	1,224	18,317	13,466	4,851
Voya Solution 2045 Portfolio - Service Class	—	111	(111)	—	214	(214)
Voya Solution Income Portfolio - Initial Class	2,824	23,077	(20,253)	4,227	30,214	(25,987)
Voya Solution Income Portfolio - Service Class	—	60	(60)	168	4,893	(4,725)
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	5,253	7,188	(1,935)	8,340	11,017	(2,677)
VY® American Century Small-Mid Cap Value Portfolio - Service Class	362	79	283	65	31	34
VY® Baron Growth Portfolio - Initial Class	4,943	10,316	(5,373)	5,339	12,260	(6,921)
VY® Baron Growth Portfolio - Service Class	147	438	(291)	125	310	(185)
VY® Columbia Contrarian Core Portfolio - Initial Class	1,692	16,665	(14,973)	4,389	19,411	(15,022)
VY® Columbia Contrarian Core Portfolio - Service Class	17	102	(85)	126	301	(175)
VY® Invesco Comstock Portfolio - Initial Class	11,911	17,765	(5,854)	9,533	21,417	(11,884)
VY® Invesco Comstock Portfolio - Service Class	82	345	(263)	85	246	(161)
VY® Invesco Equity and Income Portfolio - Initial Class	14,415	59,719	(45,304)	24,372	93,713	(69,341)
VY® Invesco Equity and Income Portfolio - Service Class	1,285	478	807	2,042	4,300	(2,258)
VY® Invesco Global Portfolio - Initial Class	33,491	103,576	(70,085)	28,383	116,296	(87,913)
VY® Invesco Global Portfolio - Service Class	958	3,997	(3,039)	993	1,459	(466)
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	3,873	13,909	(10,036)	7,126	19,352	(12,226)
VY® JPMorgan Mid Cap Value Portfolio - Service Class	114	736	(622)	129	1,346	(1,217)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	27,262	147,673	(120,411)	27,458	142,770	(115,312)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	637	1,716	(1,079)	437	1,858	(1,421)
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	10,000	22,260	(12,260)	10,763	25,848	(15,085)
VY® T. Rowe Price Growth Equity Portfolio - Service Class	569	2,496	(1,927)	1,106	1,583	(477)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	14,963	32,374	(17,411)	28,257	60,208	(31,951)
Voya Strategic Allocation Growth Portfolio - Class I	22,842	33,601	(10,759)	25,939	62,133	(36,194)
Voya Strategic Allocation Moderate Portfolio - Class I	27,413	75,219	(47,806)	64,422	99,511	(35,089)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class I	5,122	24,384	(19,262)	6,895	27,315	(20,420)
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	24,473	107,219	(82,746)	47,378	117,139	(69,761)
Voya Index Plus LargeCap Portfolio - Class I	4,690	9,438	(4,748)	5,197	15,853	(10,656)
Voya Index Plus MidCap Portfolio - Class I	8,031	23,249	(15,218)	9,235	27,532	(18,297)
Voya Index Plus SmallCap Portfolio - Class I	8,585	17,603	(9,018)	9,776	17,522	(7,746)
Voya International Index Portfolio - Class I	763,724	38,722	725,002	204	20	184
Voya International Index Portfolio - Class S	2,048	111,057	(109,009)	16,843	10,084	6,759
Voya Russell™ Large Cap Growth Index Portfolio - Class I	19,615	110,468	(90,853)	22,482	125,848	(103,366)
Voya Russell™ Large Cap Index Portfolio - Class I	7,384	17,966	(10,582)	6,485	30,434	(23,949)
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	4,023	6,028	(2,005)	7,830	12,703	(4,873)
Voya Small Company Portfolio - Class I	—	57	(57)	—	171	(171)
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	25,887	121,421	(95,534)	25,860	164,673	(138,813)
Voya SmallCap Opportunities Portfolio - Class I	5,953	19,307	(13,354)	12,145	34,587	(22,442)
Wanger Advisors Trust:
Wanger Acorn	5,355	9,779	(4,424)	11,496	19,758	(8,262)
Wanger Select	4,184	12,646	(8,462)	2,998	12,929	(9,931)

44

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

8. FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, and net assets for variable annuity contracts, investment income ratios, expense ratios, excluding expenses of underlying funds, and total returns for the years ended December 31, 2022, 2021, 2020, 2019, and 2018 follows:

		Fund		Unit	Net	Investment
		Inception	Units	Fair	Assets	Income	Expense	Total
Division	Year	DateA	(000s)	Value	(000s)	RatioB	RatioC	ReturnD
Invesco V.I. Main Street Small Cap Fund - Series I
	2022		6	$34.46	$215	0.61%	1.40%	-17.00%
	2021		11	$41.52	$437	0.51%	1.40%	20.87%
	2020		10	$34.35	$353	0.58%	1.40%	18.24%
	2019		12	$29.05	$339	0.30%	1.40%	24.73%
	2018		14	$23.29	$318	0.29%	1.40%	-11.58%
American Funds Insurance Series® Growth Fund - Class 2
	2022		682	$31.56	$21,534	0.29%	1.40%	-30.93%
	2021		731	$45.69	$33,390	0.22%	1.40%	20.30%
	2020		784	$37.98	$29,794	0.29%	1.40%	50.00%
	2019		828	$25.32	$20,961	0.76%	1.40%	28.92%
	2018		870	$19.64	$17,080	0.46%	1.40%	-1.65%
American Funds Insurance Series® Growth-Income Fund - Class 2
	2022		447	$24.83	$11,090	1.18%	1.40%	-17.65%
	2021		491	$30.15	$14,789	1.14%	1.40%	22.36%
	2020		536	$24.64	$13,206	1.26%	1.40%	12.00%
	2019		581	$22.00	$12,781	1.70%	1.40%	24.36%
	2018		606	$17.69	$10,723	1.47%	1.40%	-3.17%
American Funds Insurance Series® International Fund - Class 2
	2022		533	$11.65	$6,209	1.54%	1.40%	-21.86%
	2021		603	$14.91	$8,991	2.42%	1.40%	-2.87%
	2020		640	$15.35	$9,826	0.58%	1.40%	12.37%
	2019		673	$13.66	$9,192	1.48%	1.40%	21.21%
	2018		683	$11.27	$7,693	1.71%	1.40%	-14.36%
Fidelity® VIP Equity-Income Portfolio - Initial Class
	2022		459	$55.11	$25,275	1.79%	1.40%	-6.28%
	2021		498	$58.80	$29,299	1.91%	1.40%	23.17%
	2020		557	$47.74	$26,603	1.61%	1.40%	5.20%
	2019		611	$45.38	$27,746	2.02%	1.40%	25.67%
	2018		675	$36.11	$24,357	2.25%	1.40%	-9.57%
Fidelity® VIP Contrafund® Portfolio - Initial Class
	2022		808	$88.91	$71,852	0.45%	1.40%	-27.34%
	2021		883	$122.36	$107,994	0.06%	1.40%	26.07%
	2020		962	$97.06	$93,363	0.24%	1.40%	28.74%
	2019		1,078	$75.39	$81,244	0.47%	1.40%	29.76%
	2018		1,190	$58.10	$69,165	0.74%	1.40%	-7.69%
Fidelity® VIP Index 500 Portfolio - Initial Class
	2022		1,292	$72.21	$93,304	1.37%	1.40%	-19.35%
	2021		1,381	$89.53	$123,619	1.26%	1.40%	26.80%
	2020		1,512	$70.61	$106,784	1.60%	1.40%	16.60%
	2019		1,651	$60.56	$100,010	1.99%	1.40%	29.51%
	2018		1,788	$46.76	$83,619	1.94%	1.40%	-5.82%
Fidelity® VIP Government Money Market Portfolio - Initial Class
	2022		422	$12.38	$5,227	1.55%	1.40%	0.00%
	2021		381	$12.38	$4,720	0.00%	1.40%	-1.35%
	2020		407	$12.55	$5,112	0.30%	1.40%	-1.10%
*	2019		321	$9.81	$4,073	1.90%	1.40%	0.62%
*	2018		394	$9.75	$4,961	1.57%	1.40%	0.21%
45

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

		Fund		Unit	Net	Investment
		Inception	Units	Fair	Assets	Income	Expense	Total
Division	Year	DateA	(000s)	Value	(000s)	RatioB	RatioC	ReturnD
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
	2022		498	$18.45	$9,191	2.12%	1.40%	-14.19%
	2021		532	$21.50	$11,430	1.99%	1.40%	-2.01%
	2020		556	$21.94	$12,205	2.25%	1.40%	7.87%
	2019		538	$20.34	$10,934	2.73%	1.40%	8.19%
	2018		553	$18.80	$10,396	2.40%	1.40%	-1.93%
Franklin Small Cap Value VIP Fund - Class 2
	2022		137	$29.78	$4,089	0.93%	1.40%	-11.34%
	2021		148	$33.59	$4,955	1.07%	1.40%	23.63%
	2020		160	$27.17	$4,354	1.29%	1.40%	3.74%
	2019		183	$26.19	$4,800	1.07%	1.40%	24.60%
	2018		198	$21.02	$4,154	0.96%	1.40%	-14.10%
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
	2022		96	$21.80	$2,092	0.79%	1.40%	-12.45%
	2021		99	$24.90	$2,462	0.58%	1.40%	26.91%
	2020		102	$19.62	$1,995	0.99%	1.40%	1.08%
	2019		105	$19.41	$2,036	0.92%	1.40%	20.93%
	2018		117	$16.05	$1,880	0.70%	1.40%	-16.23%
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares
	2022		100	$39.25	$3,936	0.42%	1.40%	-19.59%
	2021		105	$48.81	$5,130	0.37%	1.40%	21.75%
	2020		118	$40.09	$4,728	0.56%	1.40%	17.91%
	2019		123	$34.00	$4,192	0.41%	1.40%	24.13%
	2018		131	$27.39	$3,577	0.50%	1.40%	-7.03%
PIMCO VIT Real Return Portfolio - Administrative Class
	2022		581	$15.05	$8,747	6.99%	1.40%	-13.16%
	2021		675	$17.33	$11,690	4.88%	1.40%	4.15%
	2020		802	$16.64	$13,343	1.43%	1.40%	10.13%
	2019		904	$15.11	$13,662	1.68%	1.40%	6.94%
	2018		984	$14.13	$13,902	2.49%	1.40%	-3.55%
Pioneer High Yield VCT Portfolio - Class I
	2022		141	$18.98	$2,673	4.99%	1.40%	-12.45%
	2021		145	$21.68	$3,139	5.13%	1.40%	4.28%
	2020		149	$20.79	$3,093	5.03%	1.40%	1.02%
	2019		176	$20.58	$3,621	4.99%	1.40%	12.89%
	2018		180	$18.23	$3,273	4.81%	1.40%	-4.65%
Voya Balanced Portfolio - Class I
	2022		23	$18.97	$435	1.73%	1.40%	-18.37%
	2021		26	$23.24	$605	1.72%	1.40%	14.26%
	2020		28	$20.34	$560	2.22%	1.40%	9.35%
	2019		28	$18.60	$519	2.45%	1.40%	17.42%
	2018		29	$15.84	$459	2.41%	1.40%	-8.12%
Voya Government Money Market Portfolio - Class I
	2022		21	$9.69	$201	1.46%	1.40%	0.00%
	2021		22	$9.69	$211	0.00%	1.40%	-1.32%
	2020		5	$9.82	$45	0.00%	1.40%	-1.11%
	2019		3	$9.93	$28	3.57%	1.40%	0.51%
	2018		3	$9.88	$28	0.00%	1.40%	0.20%
46

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

		Fund		Unit	Net	Investment
		Inception	Units	Fair	Assets	Income	Expense	Total
Division	Year	DateA	(000s)	Value	(000s)	RatioB	RatioC	ReturnD
Voya Intermediate Bond Portfolio - Class I
	2022		858	$13.65	$11,706	2.67%	1.40%	-15.64%
	2021		959	$16.18	$15,520	2.96%	1.40%	-2.24%
	2020		1,033	$16.55	$17,103	3.48%	1.40%	6.29%
	2019		1,051	$15.57	$16,360	3.45%	1.40%	8.35%
	2018		1,166	$14.37	$16,761	3.57%	1.40%	-1.98%
Voya Government Liquid Assets Portfolio - Class I
	2022		163	$9.72	$1,580	1.54%	1.40%	0.10%
	2021		144	$9.71	$1,398	0.00%	1.40%	-1.32%
	2020		135	$9.84	$1,327	0.27%	1.40%	-1.11%
	2019		163	$9.95	$1,621	1.86%	1.40%	0.51%
	2018		140	$9.90	$1,389	1.54%	1.40%	0.20%
Voya High Yield Portfolio - Institutional Class
	2022		496	$9.79	$4,857	5.44%	1.40%	-13.44%
	2021		549	$11.31	$6,217	5.39%	1.40%	3.76%
	2020		574	$10.90	$6,254	5.24%	1.40%	4.51%
	2019	08/23/2019	641	$10.43	$6,683	(b)	1.40%	(b)
	2018		(b)	(b)	(b)	(b)	(b)	(b)
Voya Large Cap Growth Portfolio - Institutional Class
	2022		1,077	$30.43	$32,771	0.00%	1.40%	-31.46%
	2021		1,160	$44.40	$51,509	0.00%	1.40%	17.90%
	2020		1,272	$37.66	$47,915	0.46%	1.40%	29.06%
	2019		1,403	$29.18	$40,941	0.68%	1.40%	30.91%
	2018		1,571	$22.29	$35,013	0.66%	1.40%	-2.83%
Voya Large Cap Growth Portfolio - Service Class
	2022		50	$29.52	$1,488	0.00%	1.40%	-31.62%
	2021		55	$43.17	$2,354	0.00%	1.40%	17.63%
	2020		56	$36.70	$2,072	0.25%	1.40%	28.77%
	2019		70	$28.50	$1,998	0.41%	1.40%	30.55%
	2018		87	$21.83	$1,889	0.38%	1.40%	-3.11%
Voya Large Cap Value Portfolio - Institutional Class
	2022		199	$22.37	$4,461	1.45%	1.40%	-4.52%
	2021		210	$23.43	$4,911	2.53%	1.40%	25.23%
	2020		219	$18.71	$4,102	1.99%	1.40%	4.76%
	2019		250	$17.86	$4,458	2.18%	1.40%	23.43%
	2018		256	$14.47	$3,711	2.07%	1.40%	-9.11%
Voya Limited Maturity Bond Portfolio - Service Class
	2022		298	$10.58	$3,150	1.63%	1.40%	-6.21%
	2021		307	$11.28	$3,465	1.40%	1.40%	-1.57%
	2020		333	$11.46	$3,816	1.96%	1.40%	1.78%
	2019		349	$11.26	$3,929	1.51%	1.40%	2.55%
	2018		439	$10.98	$4,817	1.47%	1.40%	-0.27%
Voya U.S. Stock Index Portfolio - Institutional Class
	2022		67	$34.19	$2,276	1.19%	1.40%	-19.50%
	2021		73	$42.47	$3,087	1.13%	1.40%	26.59%
	2020		77	$33.55	$2,592	1.83%	1.40%	16.49%
	2019		81	$28.80	$2,328	1.65%	1.40%	29.32%
	2018		81	$22.27	$1,795	1.72%	1.40%	-5.99%
47

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

		Fund		Unit	Net	Investment
		Inception	Units	Fair	Assets	Income	Expense	Total
Division	Year	DateA	(000s)	Value	(000s)	RatioB	RatioC	ReturnD
VY® CBRE Global Real Estate Portfolio - Institutional Class
	2022		274	$14.48	$3,960	3.17%	1.40%	-25.97%
	2021		288	$19.56	$5,637	2.87%	1.40%	32.61%
	2020		312	$14.75	$4,600	5.35%	1.40%	-6.17%
	2019		333	$15.72	$5,235	3.00%	1.40%	23.00%
	2018		347	$12.78	$4,436	5.57%	1.40%	-9.81%
VY® Invesco Growth and Income Portfolio - Service Class
	2022		336	$29.10	$9,762	1.24%	1.40%	-7.15%
	2021		363	$31.34	$11,389	1.37%	1.40%	27.19%
	2020		395	$24.64	$9,741	1.81%	1.40%	1.48%
	2019		421	$24.28	$10,211	2.46%	1.40%	23.00%
	2018		464	$19.74	$9,153	1.47%	1.40%	-14.80%
VY® Invesco Growth and Income Portfolio - Service Class 2
	2022		13	$28.09	$363	1.00%	1.40%	-7.29%
	2021		14	$30.30	$434	1.40%	1.40%	26.99%
	2020		18	$23.86	$424	1.56%	1.40%	1.32%
	2019		20	$23.55	$472	2.09%	1.40%	22.78%
	2018		25	$19.18	$485	1.29%	1.40%	-14.91%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
	2022		273	$24.98	$6,816	0.00%	1.40%	-27.15%
	2021		300	$34.29	$10,296	0.00%	1.40%	-11.28%
	2020		323	$38.65	$12,476	0.31%	1.40%	31.55%
	2019		353	$29.38	$10,365	0.01%	1.40%	29.89%
	2018		370	$22.62	$8,359	0.60%	1.40%	-17.92%
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
	2022		518	$37.42	$19,373	0.00%	1.40%	-18.72%
	2021		563	$46.04	$25,941	0.38%	1.40%	17.06%
	2020		611	$39.33	$24,045	0.00%	1.40%	14.90%
	2019		681	$34.23	$23,298	1.17%	1.40%	24.97%
	2018		756	$27.39	$20,705	0.67%	1.40%	-11.59%
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
	2022		1,862	$37.06	$68,989	1.18%	1.40%	-13.41%
	2021		2,033	$42.80	$87,002	0.77%	1.40%	16.75%
	2020		2,320	$36.66	$85,055	1.22%	1.40%	16.34%
	2019		2,534	$31.51	$79,861	1.52%	1.40%	22.65%
	2018		2,550	$25.69	$65,517	2.22%	1.40%	-0.93%
VY® T. Rowe Price Equity Income Portfolio - Institutional Class
	2022		232	$34.60	$8,013	2.07%	1.40%	-4.58%
	2021		250	$36.26	$9,061	1.89%	1.40%	23.92%
	2020		268	$29.26	$7,850	4.75%	1.40%	-0.14%
	2019		272	$29.30	$7,971	2.71%	1.40%	24.89%
	2018		312	$23.46	$7,317	2.43%	1.40%	-10.36%
VY® T. Rowe Price Equity Income Portfolio - Service Class
	2022		14	$36.78	$520	1.83%	1.40%	-4.76%
	2021		15	$38.62	$572	1.70%	1.40%	23.54%
	2020		16	$31.26	$485	3.47%	1.40%	-0.48%
	2019		16	$31.41	$494	2.52%	1.40%	24.69%
	2018		18	$25.19	$457	2.33%	1.40%	-10.61%
48

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

		Fund		Unit	Net	Investment
		Inception	Units	Fair	Assets	Income	Expense	Total
Division	Year	DateA	(000s)	Value	(000s)	RatioB	RatioC	ReturnD
Voya Global Bond Portfolio - Service Class
	2022		13	$11.49	$153	2.33%	1.40%	-19.65%
	2021		13	$14.30	$190	2.48%	1.40%	-6.29%
	2020		14	$15.26	$214	2.86%	1.40%	7.31%
	2019		24	$14.22	$345	2.54%	1.40%	6.12%
	2018		27	$13.40	$364	3.46%	1.40%	-3.53%
Voya International High Dividend Low Volatility Portfolio - Initial Class
	2022		413	$10.52	$4,341	4.36%	1.40%	-10.16%
	2021		432	$11.71	$5,058	2.49%	1.40%	10.47%
	2020		471	$10.60	$4,994	3.35%	1.40%	-2.12%
	2019		481	$10.83	$5,204	2.21%	1.40%	15.21%
	2018		505	$9.40	$4,747	2.22%	1.40%	-16.15%
Voya International High Dividend Low Volatility Portfolio - Service Class
	2022		22	$10.14	$222	4.16%	1.40%	-10.34%
	2021		31	$11.31	$355	2.27%	1.40%	10.23%
	2020		34	$10.26	$349	3.09%	1.40%	-2.29%
	2019		35	$10.50	$362	1.90%	1.40%	14.75%
	2018		41	$9.15	$375	1.85%	1.40%	-16.36%
Voya Solution 2025 Portfolio - Initial Class
	2022		306	$15.33	$4,698	4.04%	1.40%	-18.37%
	2021		333	$18.78	$6,249	2.72%	1.40%	9.38%
	2020		395	$17.17	$6,776	2.11%	1.40%	12.30%
	2019		413	$15.29	$6,311	2.58%	1.40%	16.72%
	2018		453	$13.10	$5,929	2.27%	1.40%	-6.83%
Voya Solution 2025 Portfolio - Service Class
	2022		14	$18.21	$254	3.83%	1.40%	-18.63%
	2021		14	$22.38	$321	2.56%	1.40%	9.17%
	2020		15	$20.50	$305	2.09%	1.40%	11.96%
	2019		15	$18.31	$268	1.40%	1.40%	16.48%
	2018		47	$15.72	$733	2.14%	1.40%	-7.04%
Voya Solution 2035 Portfolio - Initial Class
	2022		539	$16.54	$8,919	4.15%	1.40%	-19.51%
	2021		523	$20.55	$10,755	2.22%	1.40%	12.73%
	2020		508	$18.23	$9,267	1.99%	1.40%	13.09%
	2019		531	$16.12	$8,553	2.50%	1.40%	20.48%
	2018		534	$13.38	$7,139	2.13%	1.40%	-9.35%
Voya Solution 2035 Portfolio - Service Class
	2022		14	$20.31	$292	4.76%	1.40%	-19.76%
	2021		23	$25.31	$591	2.17%	1.40%	12.49%
	2020		23	$22.50	$517	1.48%	1.40%	12.90%
	2019		28	$19.93	$565	2.29%	1.40%	20.21%
	2018		29	$16.58	$484	1.89%	1.40%	-9.60%
Voya Solution 2045 Portfolio - Initial Class
	2022		260	$17.20	$4,477	4.01%	1.40%	-20.41%
	2021		259	$21.61	$5,598	1.80%	1.40%	15.87%
	2020		254	$18.65	$4,741	1.68%	1.40%	14.98%
	2019		244	$16.22	$3,960	2.27%	1.40%	22.51%
	2018		254	$13.24	$3,357	1.80%	1.40%	-11.32%
49

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

		Fund		Unit	Net	Investment
		Inception	Units	Fair	Assets	Income	Expense	Total
Division	Year	DateA	(000s)	Value	(000s)	RatioB	RatioC	ReturnD
Voya Solution 2045 Portfolio - Service Class
	2022		7	$21.74	$157	3.91%	1.40%	-20.63%
	2021		7	$27.39	$201	2.11%	1.40%	15.62%
	2020		8	$23.69	$179	1.37%	1.40%	14.67%
	2019		13	$20.66	$260	2.16%	1.40%	22.18%
	2018		23	$16.91	$388	1.62%	1.40%	-11.47%
Voya Solution Income Portfolio - Initial Class
	2022		154	$14.34	$2,208	3.98%	1.40%	-15.99%
	2021		174	$17.07	$2,974	2.99%	1.40%	5.18%
	2020		200	$16.23	$3,249	2.69%	1.40%	10.63%
	2019		255	$14.67	$3,740	3.23%	1.40%	11.81%
	2018		291	$13.12	$3,812	2.62%	1.40%	-4.16%
Voya Solution Income Portfolio - Service Class
	2022		24	$15.51	$378	3.85%	1.40%	-16.21%
	2021		24	$18.51	$453	2.89%	1.40%	4.87%
	2020		29	$17.65	$515	2.17%	1.40%	10.38%
	2019		37	$15.99	$593	2.55%	1.40%	11.58%
	2018		46	$14.33	$660	1.76%	1.40%	-4.40%
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
	2022		70	$60.19	$4,239	1.35%	1.40%	-6.68%
	2021		72	$64.50	$4,668	1.06%	1.40%	25.78%
	2020		75	$51.28	$3,848	1.45%	1.40%	2.40%
	2019		78	$50.08	$3,885	1.48%	1.40%	29.14%
	2018		88	$38.78	$3,410	1.30%	1.40%	-15.35%
VY® American Century Small-Mid Cap Value Portfolio - Service Class
	2022		2	$37.11	$87	1.18%	1.40%	-6.90%
	2021		2	$39.86	$82	1.36%	1.40%	25.50%
	2020		2	$31.76	$65	1.27%	1.40%	2.09%
	2019		3	$31.11	$93	1.76%	1.40%	28.87%
	2018		6	$24.14	$134	1.22%	1.40%	-15.56%
VY® Baron Growth Portfolio - Initial Class
	2022		100	$67.78	$6,800	0.00%	1.40%	-24.57%
	2021		106	$89.86	$9,497	0.00%	1.40%	19.05%
	2020		113	$75.48	$8,500	0.00%	1.40%	31.68%
	2019		122	$57.32	$7,009	0.00%	1.40%	37.06%
	2018		131	$41.82	$5,459	0.00%	1.40%	-3.06%
VY® Baron Growth Portfolio - Service Class
	2022		6	$39.04	$232	0.00%	1.40%	-24.75%
	2021		6	$51.88	$323	0.00%	1.40%	18.75%
	2020		6	$43.69	$280	0.00%	1.40%	31.40%
	2019		7	$33.25	$236	0.00%	1.40%	36.61%
	2018		8	$24.34	$207	0.00%	1.40%	-3.26%
VY® Columbia Contrarian Core Portfolio - Initial Class
	2022		51	$31.57	$1,625	0.52%	1.40%	-19.65%
	2021		66	$39.29	$2,610	0.61%	1.40%	22.51%
	2020		81	$32.07	$2,612	0.08%	1.40%	20.11%
	2019		88	$26.70	$2,345	2.33%	1.40%	31.20%
	2018		91	$20.35	$1,855	1.15%	1.40%	-10.04%
50

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

		Fund		Unit	Net	Investment
		Inception	Units	Fair	Assets	Income	Expense	Total
Division	Year	DateA	(000s)	Value	(000s)	RatioB	RatioC	ReturnD
VY® Columbia Contrarian Core Portfolio - Service Class
	2022		3	$28.83	$82	0.00%	1.40%	-19.76%
	2021		3	$35.93	$106	0.00%	1.40%	22.21%
	2020		3	$29.40	$92	0.00%	1.40%	19.76%
	2019		3	$24.55	$77	1.45%	1.40%	31.21%
	2018		3	$18.71	$61	1.32%	1.40%	-10.26%
VY® Invesco Comstock Portfolio - Initial Class
	2022		155	$42.80	$6,620	1.77%	1.40%	-0.77%
	2021		161	$43.13	$6,924	1.78%	1.40%	31.45%
	2020		172	$32.81	$5,656	2.32%	1.40%	-1.59%
	2019		188	$33.34	$6,255	2.67%	1.40%	23.76%
	2018		202	$26.94	$5,441	1.64%	1.40%	-13.38%
VY® Invesco Comstock Portfolio - Service Class
	2022		4	$28.37	$120	1.61%	1.40%	-1.05%
	2021		4	$28.67	$129	1.73%	1.40%	31.15%
	2020		5	$21.86	$102	1.75%	1.40%	-1.89%
	2019		6	$22.28	$127	2.30%	1.40%	23.50%
	2018		7	$18.04	$134	1.39%	1.40%	-13.60%
VY® Invesco Equity and Income Portfolio - Initial Class
	2022		470	$26.40	$12,411	1.63%	1.40%	-8.87%
	2021		515	$28.97	$14,933	1.42%	1.40%	17.15%
	2020		585	$24.73	$14,458	1.76%	1.40%	8.46%
	2019		610	$22.80	$13,915	2.04%	1.40%	18.44%
	2018		692	$19.25	$13,322	2.04%	1.40%	-10.76%
VY® Invesco Equity and Income Portfolio - Service Class
	2022		30	$25.00	$748	1.55%	1.40%	-9.12%
	2021		29	$27.51	$801	1.17%	1.40%	16.86%
	2020		31	$23.54	$738	1.50%	1.40%	8.18%
	2019		33	$21.76	$724	1.91%	1.40%	18.13%
	2018		35	$18.42	$639	1.74%	1.40%	-10.97%
VY® Invesco Global Portfolio - Initial Class
	2022		817	$38.23	$31,224	0.00%	1.40%	-32.88%
	2021		887	$56.96	$50,509	0.00%	1.40%	13.76%
	2020		975	$50.07	$48,798	1.04%	1.40%	26.03%
	2019		1,066	$39.73	$42,342	0.50%	1.40%	29.96%
	2018		1,163	$30.57	$35,541	1.63%	1.40%	-14.42%
VY® Invesco Global Portfolio - Service Class
	2022		15	$25.36	$376	0.00%	1.40%	-33.05%
	2021		18	$37.88	$676	0.00%	1.40%	13.55%
	2020		18	$33.36	$611	0.94%	1.40%	25.65%
	2019		25	$26.55	$662	0.15%	1.40%	29.64%
	2018		32	$20.48	$650	1.41%	1.40%	-14.63%
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
	2022		132	$51.38	$6,772	1.11%	1.40%	-9.61%
	2021		142	$56.84	$8,062	0.93%	1.40%	27.99%
	2020		154	$44.41	$6,842	1.16%	1.40%	-0.85%
	2019		178	$44.79	$7,988	1.24%	1.40%	24.69%
	2018		186	$35.92	$6,683	1.38%	1.40%	-13.19%
51

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

		Fund		Unit	Net	Investment
		Inception	Units	Fair	Assets	Income	Expense	Total
Division	Year	DateA	(000s)	Value	(000s)	RatioB	RatioC	ReturnD
VY® JPMorgan Mid Cap Value Portfolio - Service Class
	2022		4	$32.47	$133	0.66%	1.40%	-9.88%
	2021		5	$36.03	$171	0.59%	1.40%	27.68%
	2020		6	$28.22	$168	0.99%	1.40%	-1.09%
	2019		8	$28.53	$235	0.87%	1.40%	24.42%
	2018		10	$22.93	$225	1.12%	1.40%	-13.41%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
	2022		1,157	$38.80	$46,696	0.00%	1.40%	-25.40%
*	2021		1,277	$52.01	$69,110	0.00%	1.40%	12.21%
*	2020		1,392	$46.35	$67,146	0.09%	1.40%	30.01%
*	2019		1,562	$35.65	$57,935	0.30%	1.40%	35.29%
*	2018		1,717	$26.35	$47,090	0.19%	1.40%	-4.60%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
	2022		14	$38.47	$524	0.00%	1.40%	-25.53%
	2021		15	$51.66	$759	0.00%	1.40%	11.99%
	2020		16	$46.13	$744	0.13%	1.40%	29.62%
	2019		23	$35.59	$823	0.28%	1.40%	34.96%
	2018		23	$26.37	$619	0.00%	1.40%	-4.80%
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
	2022		188	$46.35	$8,730	0.00%	1.40%	-41.46%
	2021		201	$79.17	$15,882	0.00%	1.40%	18.41%
	2020		216	$66.86	$14,422	0.00%	1.40%	34.77%
	2019		234	$49.61	$11,617	0.19%	1.40%	29.02%
	2018		238	$38.45	$9,159	0.26%	1.40%	-2.49%
VY® T. Rowe Price Growth Equity Portfolio - Service Class
	2022		18	$32.59	$592	0.00%	1.40%	-41.58%
	2021		20	$55.79	$1,121	0.00%	1.40%	18.10%
	2020		21	$47.24	$971	0.00%	1.40%	34.47%
	2019		22	$35.13	$769	0.00%	1.40%	28.63%
	2018		25	$27.31	$675	0.00%	1.40%	-2.71%
Voya Strategic Allocation Conservative Portfolio - Class I
	2022		236	$19.57	$4,617	3.35%	1.40%	-17.63%
	2021		253	$23.76	$6,019	2.60%	1.40%	7.61%
	2020		285	$22.08	$6,298	2.48%	1.40%	8.93%
	2019		301	$20.27	$6,103	2.87%	1.40%	13.24%
	2018		359	$17.90	$6,423	2.87%	1.40%	-5.39%
Voya Strategic Allocation Growth Portfolio - Class I
	2022		380	$26.50	$10,065	3.01%	1.40%	-20.47%
	2021		391	$33.32	$13,014	1.94%	1.40%	15.73%
	2020		427	$28.79	$12,289	1.90%	1.40%	12.81%
	2019		432	$25.52	$11,032	2.67%	1.40%	21.12%
	2018		425	$21.07	$8,952	2.12%	1.40%	-9.61%
Voya Strategic Allocation Moderate Portfolio - Class I
	2022		574	$23.24	$13,333	2.89%	1.40%	-19.28%
	2021		622	$28.79	$17,898	2.39%	1.40%	12.24%
	2020		657	$25.65	$16,843	2.16%	1.40%	11.18%
	2019		701	$23.07	$16,181	2.74%	1.40%	17.58%
	2018		701	$19.62	$13,753	2.35%	1.40%	-7.37%
52

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

		Fund		Unit	Net	Investment
		Inception	Units	Fair	Assets	Income	Expense	Total
Division	Year	DateA	(000s)	Value	(000s)	RatioB	RatioC	ReturnD
Voya Growth and Income Portfolio - Class I
	2022		180	$33.43	$6,032	1.05%	1.40%	-15.90%
	2021		200	$39.75	$7,938	1.03%	1.40%	27.20%
	2020		220	$31.25	$6,878	1.29%	1.40%	15.66%
	2019		233	$27.02	$6,307	1.66%	1.40%	27.09%
	2018		257	$21.26	$5,468	1.80%	1.40%	-5.80%
Voya Global High Dividend Low Volatility Portfolio - Class I
	2022		772	$14.05	$10,845	2.62%	1.40%	-6.21%
	2021		855	$14.98	$12,804	2.60%	1.40%	19.17%
	2020		925	$12.57	$11,619	2.27%	1.40%	-2.18%
	2019		1,032	$12.85	$13,266	2.86%	1.40%	19.98%
	2018		1,109	$10.71	$11,879	5.41%	1.40%	-10.15%
Voya Index Plus LargeCap Portfolio - Class I
	2022		116	$41.15	$4,764	0.80%	1.40%	-20.16%
	2021		121	$51.54	$6,213	1.02%	1.40%	27.45%
	2020		131	$40.44	$5,306	1.40%	1.40%	14.30%
	2019		141	$35.38	$5,006	1.61%	1.40%	28.23%
	2018		152	$27.59	$4,205	1.48%	1.40%	-8.13%
Voya Index Plus MidCap Portfolio - Class I
	2022		154	$43.61	$6,696	0.87%	1.40%	-15.48%
	2021		169	$51.60	$8,708	0.92%	1.40%	25.98%
	2020		187	$40.96	$7,662	1.24%	1.40%	6.75%
	2019		203	$38.37	$7,795	1.38%	1.40%	25.31%
	2018		218	$30.62	$6,666	1.11%	1.40%	-15.53%
Voya Index Plus SmallCap Portfolio - Class I
	2022		116	$41.11	$4,767	0.91%	1.40%	-15.20%
	2021		125	$48.48	$6,059	0.74%	1.40%	26.65%
	2020		133	$38.28	$5,080	0.96%	1.40%	3.94%
	2019		138	$36.83	$5,089	1.07%	1.40%	20.12%
	2018		152	$30.66	$4,648	0.94%	1.40%	-13.63%
Voya International Index Portfolio - Class I
	2022		728	$15.37	$11,188	0.02%	1.40%	-15.83%
	2021		3	$18.26	$49	2.22%	1.40%	9.34%
	2020		2	$16.70	$41	2.63%	1.40%	6.44%
	2019		2	$15.69	$35	3.28%	1.40%	19.77%
	2018		2	$13.10	$26	3.51%	1.40%	-14.99%
Voya Russell™ Large Cap Growth Index Portfolio - Class I
	2022		1,016	$50.39	$51,199	0.40%	1.40%	-31.00%
	2021		1,107	$73.03	$80,839	0.52%	1.40%	28.85%
	2020		1,210	$56.68	$68,598	0.56%	1.40%	36.55%
	2019		1,319	$41.51	$54,752	0.98%	1.40%	33.95%
	2018		1,460	$30.99	$45,246	1.12%	1.40%	-2.36%
Voya Russell™ Large Cap Index Portfolio - Class I
	2022		215	$42.44	$9,125	0.64%	1.40%	-21.19%
	2021		226	$53.85	$12,146	1.14%	1.40%	25.64%
	2020		250	$42.86	$10,694	1.41%	1.40%	20.16%
	2019		267	$35.67	$9,514	1.72%	1.40%	29.52%
	2018		300	$27.54	$8,266	1.70%	1.40%	-4.80%
53

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

		Fund		Unit	Net	Investment
		Inception	Units	Fair	Assets	Income	Expense	Total
Division	Year	DateA	(000s)	Value	(000s)	RatioB	RatioC	ReturnD
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
	2022		50	$37.46	$1,889	0.00%	1.40%	-28.17%
	2021		52	$52.15	$2,735	0.04%	1.40%	10.46%
	2020		57	$47.21	$2,706	0.16%	1.40%	32.65%
	2019		66	$35.59	$2,355	0.60%	1.40%	32.65%
	2018		73	$26.83	$1,965	0.38%	1.40%	-6.68%
Voya Small Company Portfolio - Class I
	2022		—	$30.96	$13	0.00%	1.40%	-17.83%
	2021		—	$37.68	$18	0.00%	1.40%	13.15%
	2020		1	$33.30	$22	1.47%	1.40%	10.74%
	2019		4	$30.07	$114	0.00%	1.40%	24.46%
	2018		4	$24.16	$94	0.96%	1.40%	-17.03%
Voya MidCap Opportunities Portfolio - Class I
	2022		1,031	$26.86	$27,684	0.00%	1.40%	-26.11%
*	2021		1,126	$36.35	$40,942	0.00%	1.40%	10.52%
*	2020		1,265	$32.89	$41,614	0.11%	1.40%	39.19%
*	2019		1,408	$23.63	$33,265	0.28%	1.40%	27.52%
*	2018		1,542	$18.53	$28,571	0.00%	1.40%	-8.76%
Voya SmallCap Opportunities Portfolio - Class I
	2022		187	$61.39	$11,449	0.00%	1.40%	-24.15%
	2021		200	$80.94	$16,178	0.00%	1.40%	3.21%
	2020		222	$78.42	$17,434	0.00%	1.40%	24.59%
	2019		244	$62.94	$15,329	0.00%	1.40%	23.95%
	2018		268	$50.78	$13,589	0.00%	1.40%	-17.04%
Wanger Acorn
	2022		96	$30.67	$2,959	0.00%	1.40%	-34.40%
	2021		101	$46.75	$4,717	0.76%	1.40%	7.37%
	2020		109	$43.54	$4,752	0.00%	1.40%	22.51%
	2019		127	$35.54	$4,507	0.27%	1.40%	29.28%
	2018		129	$27.49	$3,548	0.11%	1.40%	-2.83%
Wanger Select
	2022		82	$26.46	$2,177	0.00%	1.40%	-35.75%
	2021		91	$41.18	$3,736	0.00%	1.40%	4.36%
	2020		101	$39.46	$3,972	0.68%	1.40%	24.91%
	2019		117	$31.59	$3,698	0.09%	1.40%	27.48%
	2018		130	$24.78	$3,218	0.19%	1.40%	-13.63%

*	We identified immaterial errors in certain divisions related to the unit fair value and/or total return which were corrected in 2022.
A	The Fund Inception Date represents the first date the fund received money.
B	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
C	The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees Note.
D	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities.

(b)	As investment Division had no investments until 2019, this data is not meaningful and therefore not presented.
54

FINANCIAL STATEMENTS — STATUTORY BASIS

AND SUPPLEMENTARY INFORMATION

ReliaStar Life Insurance Company

For the years ended December 31, 2022, 2021 and 2020

with Report of Independent Auditors

RELIASTAR LIFE INSURANCE COMPANY

Financial Statements – Statutory Basis

And Supplementary Information

December 31, 2022

Ernst & Young LLP Suite 1200 1901 6th Avenue Birmingham, AL 35203	Tel: +1 205 251 2000 ey.com

Report of Independent Auditors

The Board of Directors and Stockholder
ReliaStar Life Insurance Company

Opinion

We have audited the statutory-basis financial statements of ReliaStar Life Insurance Company (the Company), which comprise the balance sheets as of December 31, 2022 and 2021, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2022, and the related notes to the financial statements (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022, on the basis of accounting described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2022.

Basis for Opinion

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances

A member firm of Ernst & Young Global Limited

Ernst & Young LLP Suite 1200 1901 6th Avenue Birmingham, AL 35203	Tel: +1 205 251 2000 ey.com

between these statutory accounting practices described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditor's Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•Exercise professional judgment and maintain professional skepticism throughout the audit.

•Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

A member firm of Ernst & Young Global Limited

Ernst & Young LLP Suite 1200 1901 6th Avenue Birmingham, AL 35203	Tel: +1 205 251 2000 ey.com

•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ Ernst & Young LLP

March 31, 2023

A member firm of Ernst & Young Global Limited

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2022	2021
	(In Thousands)
Admitted Assets
Cash and invested assets:
Bonds	$7,714,573	$7,945,808
Bonds - securities loaned and pledged	215,546	223,486
Mortgage loans	1,111,217	1,268,108
Contract loans	183,139	201,307
Cash and short term investments	372,322	226,207
Other invested assets	714,595	748,850
Subsidiaries	498,840	526,415
Securities lending collateral	134,682	167,928
Derivatives	86,283	16,792
Preferred stocks	111,186	123,046
Common stocks	37,748	37,316
Land and Real estate:
Properties occupied by the Company	—	46,871
Properties held for sale	46,561	—
Total cash and invested assets	11,226,692	11,532,134

Deferred and uncollected premiums	(394,671)	(364,033)
Accrued investment income	78,511	84,245
Reinsurance balances recoverable	710,433	704,078
Federal income tax recoverable including ($4,745) and $21,737 on realized capital (gains)/losses at December 31, 2022 and 2021, respectively)	11,179	38,400
Indebtedness from related parties	1,547	8,464
Net deferred tax asset	232,737	232,466
Other assets	69,448	90,400
Separate account assets	2,098,558	2,847,286
Total admitted assets	$14,034,434	$15,173,440

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2022	2021
	(In Thousands, except share amounts)
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$6,736,601	$7,054,976
Accident and health reserves	64,545	68,098
Deposit type contracts	1,133,821	1,147,093
Policyholders’ funds	148	154
Dividends payable	(4,036)	(4,354)
Policy and contract claims	621,918	584,878
Total policy and contract liabilities	8,552,997	8,850,845

Interest maintenance reserve	23,372	28,475
Accounts payable and accrued expenses	92,361	124,417
Reinsurance balances	767,031	821,804
Indebtedness to related parties	75,187	33,664
Asset valuation reserve	195,412	209,009
Net transfers to (from) separate accounts due or accrued	1,699	849
Derivatives	48,066	68,459
Payable for securities lending	134,682	167,928
Other liabilities	260,750	239,049
Separate account liabilities	2,098,558	2,847,286
Total liabilities	12,250,115	13,391,785

Capital and surplus:
Common stock: authorized 25,000,000 shares of $1.25 par value; 2,000,000 shares issued and outstanding	2,500	2,500
Preferred capital stock	100	100
Special surplus funds	—	693
Paid-in and contributed surplus	7,620	336,120
Unassigned surplus	1,774,199	1,442,342
Preferred capital stock, held in treasury	(100)	(100)
Total capital and surplus	1,784,319	1,781,655
Total liabilities and capital and surplus	$14,034,434	$15,173,440

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Operations – Statutory Basis

	Year ended December 31
	2022	2021	2020
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$1,069,408	$(4,852,113)	$1,124,486
Considerations for supplementary contracts with life contingencies	5,239	3,365	7,795
Net investment income	533,029	523,624	793,969
Amortization of interest maintenance reserve	6,472	(8,756)	(5,224)
Commissions, expense allowances and reserve adjustments on reinsurance ceded	238,660	1,466,840	493,698
Other revenue	74,287	97,502	92,891
Total premiums and other revenues	1,927,095	(2,769,538)	2,507,615

Benefits paid or provided:
Death benefits	97,572	43,270	478,539
Annuity benefits	56,316	59,941	50,868
Surrender benefits and withdrawals	589,065	599,676	684,495
Interest and adjustments on contract or deposit-type contract funds	51,498	(21,287)	10,422
Accident and health benefits	384,230	342,021	590,572
Other benefits	1,551	4,782	7,051
Decrease in life, annuity and accident and health reserves	(321,928)	(4,041,761)	(303,787)
Net transfers from separate accounts	(105,021)	(182,136)	(123,694)
Total benefits paid or provided	753,283	(3,195,494)	1,394,466

Insurance expenses and other deductions:
Commissions	313,899	262,329	256,865
General expenses	306,993	340,849	403,742
Insurance taxes, licenses and fees	77,188	73,342	64,935
Losses (gains) released from interest maintenance reserve	1,177	(1,033,526)	(6,262)
Deferred gain on reinsurance	—	2,509,261	—
Other deductions	44,064	231,612	93,205
Total insurance expenses and other deductions	743,321	2,383,868	812,485

Gains (loss) from operations before policyholder dividends, federal income taxes and net realized capital (loss) gains	430,491	(1,957,912)	300,664

Dividends to policyholders	(17)	(15,083)	8,960

Gains (loss) from operations before federal income taxes and net realized capital (loss) gains	430,508	(1,942,828)	291,705

Federal income tax expenses (benefit)	2,744	(652,430)	42,668
Gains (loss) from operations before net realized capital (loss) gains	427,764	(1,290,398)	249,037
Net realized capital (loss) gains	(10,137)	79,664	(43,633)
Net income (loss)	$417,627	$(1,210,734)	$205,404

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Capital and Surplus—Statutory Basis

	Year ended December 31
	2022	2021	2020
	(In Thousands)
Common stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Preferred stock:
Balance at beginning and end of year	100	100	100

Special surplus funds:
Balance at beginning of year	693	1,387	2,081
Release of gain on sale/leaseback of home property from unassigned surplus	(693)	(694)	(694)
Balance at end of year	—	693	1,387

Surplus note:
Balance at beginning of year	—	100,000	100,000
Repayment of surplus note		(100,000)	—
Balance at end of year	—	—	100,000

Paid-in and contributed surplus:
Balance at beginning of year	336,120	497,410	497,410
Capital contributed		196,710	—
Capital contributions returned - extraordinary distribution	(328,500)	(358,000)	—
Balance at end of year	7,620	336,120	497,410

Unassigned surplus:
Balance at beginning of year	1,442,343	994,927	934,290
Net income (loss)	417,627	(1,210,734)	205,404
Change in net unrealized capital (losses) gains	(16,156)	316,645	(96,220)
Change in nonadmitted assets	47,670	191,619	(16,742)
Change in liability for reinsurance in unauthorized companies	(22,443)	(1,222)	69
Change in reserve due to change in valuation basis	—	—	1,003
Change in asset valuation reserve	13,597	(20,595)	34,954
Tax on change in valuation basis	—	(75)	75
Change in net deferred income tax	(48,816)	(306,888)	12,141
Permitted practices	2,321,218	—	—
Deferred gain on reinsurance of existing business	(2,321,218)	2,509,261	—
Amortization of gain on reinsurance	(77,277)	(1,033,231)	(83,827)
Release of gain on sale/leaseback of home property to special surplus	693	694	694
Amortization of pension and other post-employment benefits	3,389	1,942	381
Prior period adjustment	13,572	—	—
Separate Account valuation basis change	—	—	2,705
Balance at end of year	1,774,199	1,442,343	994,927

Preferred capital stock held in treasury balance at beginning and end of year	(100)	(100)	(100)
Total capital and surplus	$1,784,319	$1,781,656	$1,596,224

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2022	2021	2020
	(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received, net of reinsurance paid	$1,085,535	$755,069	$1,415,859
Net investment income received	597,435	605,740	874,521
Commissions and expenses paid	(758,818)	(899,091)	(841,381)
Benefits paid	(1,225,904)	(1,209,555)	(1,469,681)
Net transfers from separate accounts	105,871	185,940	128,033
Dividends paid to policyholders	393	(4,235)	(10,303)
Federal income taxes recovered (paid)	26,199	322,751	(33,441)
Miscellaneous income	332,188	336,519	94,047
Net cash provided by operations	162,899	93,138	157,654
Investment Activities
Proceeds from investments sold, matured, or repaid:
Bonds	2,202,241	1,496,244	1,780,550
Stocks	5,555	54,125	50,503
Mortgage loans	238,376	197,423	156,855
Real estate	—	558	600
Other invested assets	85,250	138,662	91,892
Net gain (loss) on cash and short term investments	1,895	(204)	227
Miscellaneous proceeds	33,246	2,312	327,533
Total investment proceeds	2,566,563	1,889,120	2,408,160

Cost of investments acquired:
Bonds	2,123,331	1,585,541	1,605,200
Stocks	8,181	177,530	44,933
Mortgage loans	80,979	118,664	83,599
Real estate	466	12,623	69
Other invested assets	64,915	131,915	114,705
Miscellaneous applications	86,748	146,640	2,617
Total cost of investments acquired	2,364,620	2,172,913	1,851,123
Net decrease in contract loans	18,180	24,516	38,675
Net cash provided by (used in) investment activities	220,123	(259,277)	595,712
Financing and Miscellaneous Activities
Other cash (applied) provided:
Surplus notes, capital notes	—	(100,000)	—
Capital and surplus paid-in	(328,500)	(339,394)	—
Net (withdrawals) deposits on deposit type contracts	(13,273)	352,774	7,226
Other cash provided (applied)	104,866	86,722	(593,184)
Net cash (used) provided in financing and miscellaneous activities	(236,907)	102	(585,957)
Net increase (decrease) in cash and short term investments	146,115	(166,037)	167,409
Cash and short term investments:
Beginning of year	226,207	392,244	224,835
End of year	$372,322	$226,207	$392,244

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2022	2021	2020
	(In Thousands)
Note: Supplemental disclosures of cash flow information for non-cash transactions:
Return of capital from sub Roaring River, LLC	$—	$51,646	$—
Reinsurance asset transfer	—	6,493,080	—
Gross deferred tax asset from liquidation of Voya Financial Holding II	—	613,933	—
Deferred tax transfer from sub Roaring River, LLC	—	2,602	—
Employee benefits liability transfer	—	1,393	—
In 2022, due to a an implementation of new software, the Company revised its approach for calculating the Statement of Cash Flows. The current methodology, which is based on the guidance provided in the NAIC Instructions, resulted in classification changes for certain amounts. The Company has restated the prior period balances using the current methodology to provide comparable presentation for all periods disclosed. There is no impact to the beginning or ending cash balance as a result of this update.
The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

1.Organization and Significant Accounting Policies
ReliaStar Life Insurance Company (the “Company”) is domiciled in Minnesota and is a wholly owned subsidiary of Voya Holdings Inc. (“Voya Holdings”), a Connecticut holding and management company. Voya Holdings is a wholly owned subsidiary of Voya Financial, Inc., a publicly traded corporation with its common stock listed on the New York Stock Exchange, under the symbol "VOYA."

The Company has a wholly owned insurance subsidiary, ReliaStar Life Insurance Company of New York (“RNY”).

The Company had a wholly owned insurance subsidiary, Roaring River, LLC (“RR”), which was dissolved on 12/27/2021.

On January 4, 2021, the Company's ultimate parent, Voya Financial, Inc., consummated a series of transactions (collectively, the “Individual Life Transaction”) pursuant to a Master Transaction Agreement dated December 18, 2019 (the "Resolution MTA") with Resolution Life U.S. Holdings Inc. ("Resolution Life US"), pursuant to which Resolution Life US acquired all of the shares of the capital stock of Security Life of Denver Insurance Company ("SLD") and Security Life of Denver International Limited ("SLDI") as well as several subsidiaries of SLD and one subsidiary of SLD. The Company reinsured to SLD a 100% quota share, of its respective in-scope individual life insurance and annuities business. The Company remains a subsidiary of Voya Financial, Inc. This transaction resulted in the disposition of substantially all of the Voya Financial, Inc.’s life insurance and legacy non-retirement annuity businesses and related assets. As of January 4, 2021, SLD and SLDI as well as several subsidiaries of SLD and one subsidiary of SLDI are no longer affiliates of the Company.

In preparation for the Individual Life Transaction, the Company recaptured several reinsurance agreements with internal and external reinsurers within the life insurance and the annuities business segments. The recaptured business was ceded to SLD as part of the Individual Life Transaction.The impact of the recaptures on the Company's 2021 financial statements was a decrease in pre-tax net income of $2.9 billion and a decrease in surplus of $3.8 billion; the result of a deferred gain of $.9 billion.

As a result of the transaction the Company reinsured $9,123 of policyholder liabilities under indemnity coinsurance and modified coinsurance arrangements. The Company ceded $8,778 in premiums and recognized a $2,509 deferred gain.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Description of Business

The Company is principally engaged in the business of providing employee benefit products and services, retirement plans, and life and health reinsurance. The Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, and Puerto Rico.

Use of Estimates

The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Recently Adopted Accounting Principles and Actuarial Guidelines

The Company prospectively adopted Valuation Manual 20: Requirements for Principle-Based Reserves for Life Products ("VM-20") effective January 1, 2020 for new sales of certain employee benefits life insurance policies, as required by the valuation manual.

Commissioners Annuity Reserve Valuation Method ("CARVM") for variable annuities is interpreted in Actuarial Guidance 43 ("AG43") which first became effective on December 31, 2009 for all variable annuity contracts issued on or after January 1, 1981.  AG43 was subsequently incorporated in Valuation Manual 21: Requirements for Principle-Based Reserves for Variable Annuities ("VM-21"). VM-21, which was initially very similar to AG 43, is effective for all variable annuity contracts issued on or after January 1, 2017. AG43 was revised in 2019, effective January 1, 2020.  As a result of the revisions, AG43 reserve guidance is essentially identical to the VM-21 reserve guidance as to its provisions, but still applies to the same respective eras of contracts.  The Company adopted the revisions effective January 1, 2020.  The 2020 revisions include provision for an optional phase-in.  The Company has not elected the phase-in.  The 2020 revisions include a new standard projection amount.  Of the two options available for calculation of the standard projection amount, the company has elected the Conditional Tail Expectation ("CTE") with Prescribed Assumptions ("CTEPA") method.  The net impact of the revisions to surplus is an increase of $1.1 including the tax impact of the valuation basis change. The impact to the separate account change in valuation basis is $2.7.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Correction of Errors

In the second quarter of 2022, the Company determined that it had overstated its Net Income for 2021 by $1.0 due to an over ceding of claims error. To correct the error, the Company recognized a cumulative prior period adjustment to decrease the surplus in accordance with the provisions of SSAP No. 3, Accounting Changes and Corrections of Errors ("SSAP No. 3").

In the third quarter of 2022, the Company determined that it had understated its Net Income for 2021 by $6.5 due to an under ceding of commissions. To correct the error, the Company recognized a cumulative prior period adjustment to increase the surplus in accordance with the provisions of SSAP No. 3

In 2022, the Company determined that it had understated its Current Income Tax Recoverable by $7.0 and Net Deferred Tax Asset by $1, due to the incorrect recognition of gain on the dissolution of its subsidiary, Roaring River I, LLC. The dissolution qualified as a nontaxable disposition and should not have been recognized. To correct the error, the Company recognized a cumulative prior period adjustment increase in surplus of $8.0 in accordance with the provision of SSAP No. 3.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce-Insurance Division, which practices differ from United States Generally Accepted Accounting Principles (“U.S. GAAP”). The more significant variances from U.S. GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on a designation assigned by the National Association of Insurance Commissioners ("NAIC").

The Company periodically reviews the value of its investments in bonds and mandatorily redeemable preferred stocks. If the fair value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other-than-temporary decline. To make this determination for each security, the following are some of the factors considered:

•The length of time and the extent to which the fair value has been below cost.
•The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.
•The Company's intent to sell the security prior to its maturity at an amount below its carrying value.
•The Company's intent and ability to hold the security long enough for it to recover its fair value.

Based on the analysis, the Company makes a judgment as to whether the decline in fair value is other–than-temporary. When an Other Than Temporary Impairment ("OTTI") is recorded because there is intent to sell or the Company does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security is written down to fair value. The interest related OTTI is deferred through the interest maintenance reserve (“IMR”) and the non-interest related OTTI is included in the asset valuation reserve (“AVR”) in the period that the OTTI is considered to have occurred as prescribed by the NAIC.  Losses resulting from OTTI charges, net of transfers to IMR, are recorded within net realized capital gains (losses) in the statements of operations.

The Company invests in structured securities, including residential mortgage backed securities, collateralized mortgage obligations, asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. Structured securities are reported at amortized cost or fair value based on a designation assigned by the NAIC. They are amortized using the interest method over the period which repayment of principal is expected to occur. For structured securities in unrealized loss positions, the Company determines whether it has the intent to sell or the intent and ability to hold the security for a period of

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

time sufficient to recover the amortized cost. If the Company has the intent and ability to hold the security to recovery, the Company must compare the present value of the expected future cash flows for this security to its carrying value. If the present value of the expected future cash flows for the security is lower than its carrying value, the security is written down to its present value of the expected future cash flows.

Net realized gains and losses on disposed investments are reported in the statements of operations, net of federal income tax and transfers to the IMR.

Under U.S. GAAP, the Company’s fixed maturities are designated at purchase as trading or available-for-sale, except for those accounted for using the fair value option ("FVO"). Fixed maturity investments are reported at fair value. For FVO securities or those designated as trading, changes in fair value are reported in the statements of operations. Available-for-sale securities are reported at fair value with changes in fair value reported as a separate component of other comprehensive income (loss) in shareholder’s equity. For available-for-sale securities for which the Company has determined that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss allowance is recorded for the credit loss, limited by the amount that the fair value is less than the amortized cost basis. Changes in the allowance for credit losses are recorded in the statements of operations.

Asset Valuation Reserve: The AVR is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is recorded directly to unassigned surplus.

Interest Maintenance Reserve: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds, derivatives, and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands. The Company reports the net deferral of IMR as a liability on the accompanying balance sheets. When the net deferral of IMR is negative, the amount is reported as a component of other assets and nonadmitted.

Cash and Short-term Investments: Cash and short-term investments represent cash balances, demand deposits, and short-term fixed maturity investments with initial maturities of one year or less at the date of acquisition.

Under U.S. GAAP, the corresponding caption of cash and cash equivalents includes cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

purchase. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase.

Derivatives: The Company follows the hedge accounting guidance in SSAP No. 86, Derivatives (“SSAP No. 86”) for derivative transactions. Under SSAP No. 86, derivatives that are deemed effective hedges are accounted for entirely in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract.

Under U.S. GAAP, the effective and ineffective portions of a cash flow hedge are accounted for separately. The effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in other net realized capital gains (losses). For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in other net realized capital gains (losses). An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is reported with the host contract on the balance sheets at fair value, and the change in fair value is recorded in income.

Mortgage Loans: Mortgage loans are reported at amortized cost, less write downs for impairments. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lesser of either the present value of expected cash flows from the loan, discounted at the loan’s original purchase yield or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains (losses).

Under U.S. GAAP, the Company reports mortgage loans at amortized cost, net of allowance for credit losses. Management estimates the credit loss allowance balance using a factor-based method of probability of default and loss given default which incorporates relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. The change in the allowance for credit losses is recorded in net realized capital gains (losses) in the statements of operations. Loans

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

are written off against the allowance when management believes the uncollectability of a loan balance is confirmed.

Deferred Income Taxes: Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. Deferred tax assets are provided for and admitted to an amount determined under a standard formula in accordance with SSAP No. 101, Income Taxes ("SSAP No. 101"). A valuation allowance is required if based on the available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. This assessment is determined on a separate reporting entity basis.

After reduction for any valuation allowance, the Company follows the admissibility formula prescribed under SSAP No. 101. These provisions limit the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limitation is based on availability of taxes paid in prior years that could be recovered through carrybacks, the expected timing of reversals for accumulated temporary differences over the next three years to offset future taxes, surplus limits, and the amount of gross deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted.

SSAP No. 101 requires all changes in deferred tax balances to be included as surplus adjustments; under U.S. GAAP, however, most changes in deferred tax balances are recorded in the income statement (with the exception of certain items that are recorded through Other Comprehensive Income or directly to the equity section of the balance sheet) as a component of the total income tax provision.

U.S. GAAP also requires that deferred taxes be included for all jurisdictions that determine taxes based on income. Thus deferred state income taxes must be recorded under U.S. GAAP. SSAP No. 101, however, specifically prohibits establishing deferred state income tax assets and liabilities.

Investments in Real Estate: Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus. Properties held for sale are reported at the lower of depreciated cost or fair value, less encumbrances and estimated costs to sell the property. Any real estate not meeting the appraisal requirements established in SSAP No. 40R, Real Estate Investments ("SSAP No. 40R"), shall be nonadmitted until the required appraisals are obtained.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Under U.S. GAAP, property is carried at cost, less accumulated depreciation, and is reported gross of related obligations in other assets on the balance sheets.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.

Under U.S. GAAP, incremental, direct costs of contract acquisition and certain costs related directly to successful acquisition activities are capitalized. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. In addition, the outstanding value of in force business acquired is capitalized. For certain traditional life insurance, to the extent recoverable from future gross profits, acquisition costs are amortized over the premium payment period in proportion to the present value of expected gross premium. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized over the estimated lives of the contracts in relation to the emergence of estimated gross profits.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under U.S. GAAP, premiums related to traditional life insurance contracts and payout contracts with life contingencies are recognized as revenue when due. Amounts received for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges.

Benefits Paid or Provided: Benefits incurred for universal life and annuity policies represent the total of death benefits paid and the change in policy reserves.

Under U.S. GAAP, benefits and expenses for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium method and Commissioners’ Reserve Valuation Method (“CRVM”) using statutory rates for mortality and interest. Annuity policy and contract reserves under statutory accounting practices are calculated

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

based upon the Commissioners’ Annuity Reserve Valuation Method (“CARVM”) using statutory rates for mortality and interest.

Under U.S. GAAP policy reserves for traditional products are based upon the net level premium method utilizing best estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest sensitive products, the U.S. GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Separate Accounts: The assets and liabilities of the separate accounts are carried at fair value.
Seed money contributed by the Company is reported as a component of Surplus in the separate account. Reserves are calculated based upon the CARVM.

Under U.S. GAAP, the Market Value Adjustment (“MVA”) separate accounts do not qualify as separate accounts and are reported as assets and liabilities of the Company’s general account. Seed money is reported as an equity investment. Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon, net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations.

Reinsurance: Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Commissions allowed by reinsurers on business ceded are reported as income when received. Losses generated in certain reinsurance transactions are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business. For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus.

Under U.S. GAAP, ceded future policy benefits and contract owner liabilities are reported gross on the balance sheets. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the balance sheets and are stated net of allowances for credit losses, which are charged to earnings. Gains and losses on reinsurance, including commission and expense allowances, are deferred and amortized over the remaining life of the business.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally disallowed interest maintenance reserves, non-operating system software, past due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. In

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

addition, non-admitted assets include deferred tax assets that are not admissible under SSAP No. 101.  See Deferred Income Taxes above.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated. Certain affiliated investments for which audited U.S. GAAP statements are not available, or expected to be available, are nonadmitted.

Under U.S. GAAP, the accounts and operations of the Company’s wholly owned subsidiaries are consolidated. Intercompany transactions and balances are eliminated.

Policyholder Dividends: Policyholder dividends are recognized when declared.

Reconciliation to U.S. GAAP: The effects of the preceding variances from U.S. GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Certain reclassifications may be made to prior year amounts to maintain comparability of the years presented.

Investments: Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are stated at either amortized cost using the yield to worst method or the lower of cost or fair market value.

The Company does not have any SVO-Identified investments as defined in SSAP No. 26R, Bonds-Revised.

Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair market value. Amortized cost is determined using the interest method and includes anticipated prepayments. The prospective adjustment method is used to determine the amortized cost for the majority of loan-backed and structured securities. For certain securities, the retrospective adjustments methodology is utilized, including agency and non-agency pools.

Redeemable preferred stocks rated as medium quality or better are valued at amortized cost. All other redeemable preferred stocks are reported at the lower of amortized cost or fair value and Perpetual preferred stocks are reported at its fair value with a ceiling of its effective call price.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Common stocks are reported at fair value and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes. Federal Home Loan Bank ("FHLB") common stock is priced at par value.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial cash and/or non-cash collateral is required at a rate of 102% of the market value of the loaned securities. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty’s ability to return securities pledged where collateral is insufficient to cover the loss. Under the securities lending program, the Company also accepts non-cash collateral in the form of securities. The securities retained as collateral may not be sold or re-pledged, except in the event of default, and are not reflected in the Company’s Balance Sheets. This collateral generally consists of U.S. Treasury, U.S. Government agency securities and Mortgage-Backed Securities pools.

Short-term investments are reported at amortized cost which approximates fair value.

Partnership interests, which are included in other invested assets, are reported at the underlying audited U.S. GAAP equity of the investee. Changes in surplus from distributions are reported in investment income.

Residual collateralized mortgage obligations, which are included in other invested assets on the balance sheet, are reported at amortized cost using the effective interest method.

Surplus notes acquired, which are included in other invested assets on the balance sheets, are reported at amortized cost using the effective interest method.

Realized capital gains and losses are generally determined using the first in first out method.

The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The unrealized gains and losses from derivatives not designated as accounting hedges are reported at fair value through surplus. Upon termination, interest related gains and losses on asset hedges are

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

included in IMR and are amortized over the remaining lives of the derivatives; other gains and losses are included in the AVR.

The Company enters into the following derivatives:

Credit Contracts:

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in replication and non qualifying hedging relationships.

Equity Contracts:

Options: The Company may use equity options to hedge against an increase in various equity indices, and interest rate options to hedge against an increase in the interest rate benchmarking crediting strategies within Fixed Indexed Annuities ("FIA") contracts. Such increases may result in increased payments to the holders of the FIA contracts. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

Foreign Exchange Contracts:

Currency forwards: The Company uses currency forward contracts to hedge currency exposure related to its invested assets. The Company utilizes these contracts in non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships.

Interest Rate Contracts:

Futures: The Company uses interest rate futures contracts to hedge interest rate risks associated with the CMO-B portfolio.  Changes in the general level of interest rates can result in the potential for adverse changes in the portfolio. The Company enters into exchange

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margin with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Forwards: The Company uses forward contracts to hedge certain invested assets against movement in interest rates, particularly mortgage rates. The Company uses To Be Announced mortgage-backed securities as an economic hedge against rate movements. The Company utilizes forward contracts in non- qualifying hedging relationships.

Investments in Subsidiary: SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (“SSAP No. 97”), applies to the Company’s subsidiaries, and controlled and affiliated entities (“SCA”). The Company’s insurance subsidiary is reported at the underlying statutory basis net assets, and the Company’s non-insurance subsidiary is reported at the underlying audited U.S. GAAP equity amount as promulgated by the NAIC Accounting Practices and Procedures Manual. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses. SCA entities for which audited statements are not available or expected to be available are nonadmitted. Management regularly reviews its SCAs to determine if an OTTI has occurred. During this review, management makes a judgment as to whether it is probable that the reporting entity will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings.

Contract Loans: Contract loans are reported at unpaid principal balances but not in excess of the cash surrender value of the related insurance/annuity policy.
Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 1.00% to 13.25% for 2022.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues. A reserve has been established of $124.5 and $127.3 for any surrender value promised in excess of the legally computed reserves at December 31, 2022 and 2021, respectively.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Minnesota Department of Commerce-Insurance Division, is $5.3 billion and $5.5 billion at December 31, 2022 and 2021, respectively. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $365.0 and $401.2 at December 31, 2022 and 2021, respectively.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group under Internal Revenue Code ("IRC") Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations. The Company establishes a receivable for amounts due from reinsurers for claims paid and other amounts recoverable under the terms of the reinsurance contracts.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Electronic Data Processing Equipment: Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of such assets is calculated on a straight line basis over the estimated useful life of the asset, not to exceed three years.

Participating Insurance: Participating business approximates less than 1% of the Company's life insurance in force and less than 2% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales.

Benefit Plans: The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs from the qualified pension plan are allocated to the Company and charged to operations as contributions are made to the plan. Costs from plans sponsored by the Company are directly charged as incurred. Refer to Note 7 for details of the Company's employee benefit plans. The Company also provides a contributory retirement plan for substantially all employees.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2022	2021
	(In Thousands)
Deferred and uncollected premium	$4,348	$4,349
Reinsurance recoverable	2,814	2,971
Agents' debit balances	462	625
Net deferred tax asset	215,540	263,302
Other - suspense and clearing	10,675	7,076
Total nonadmitted assets	$233,839	$278,323

Changes in nonadmitted assets are reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses: Claims and claims adjustment expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2022. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2022.
Guaranteed Benefits: For variable annuity guarantees, Valuation Manual 21 ("VM21") is followed. This guideline interprets how to apply the NAIC Commissioners’ Annuity Reserve Valuation Method to Variable Annuities. Minimum reserves are equal to a stochastic reserve plus an additional standard projection amount. Both reinsurance and hedging are also reflected. Taxes are not incorporated. All assumptions for the Standard Projected Amount are prescribed. All other assumptions are set by the actuary using prudent best-estimates except for prescribed asset defaults and spreads.

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company. There are no product classification differences under U.S. GAAP.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

2.    Permitted Statutory Basis Accounting Practices
The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Minnesota Department of Commerce-Insurance Division. The Minnesota Department of Commerce-Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Minnesota. The Minnesota Commissioner of Commerce has the right to permit other specific practices that deviate from prescribed practices.
The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Minnesota Department of Commerce-Insurance Division.
On May 8, 2013, the Company, with the permission of the Minnesota Department of Commerce-Insurance Division, reallocated the gross paid-in and contributed surplus and the unassigned funds components of surplus, computed as of December 31, 2012, similar to the restatement of surplus that occurs pursuant to the prescribed accounting guidance for a quasi-reorganization under SSAP No. 72, Surplus and Quasi-Reorganizations (“SSAP No. 72”). The reallocation resulted in a decrease to gross paid-in and contributed surplus and an increase in unassigned surplus of $618.7. This permitted practice had no impact on net income, total capital and surplus or risk-based capital.

The Company, with the permission of the Minnesota Department of Commerce - Insurance Division, utilizes a straight-line amortization method over the estimated life of the reinsured business of 25 years to calculate the quarterly amortization on the deferred gain resulting from the January 4, 2021 reinsurance treaty with SLD, to determine the amount to be recognized as income, instead of on a net tax basis as earnings emerge as required by NAIC Statement of Statutory Accounting Principles (“SSAP”) No. 61R, Life, Deposit-Type and Accident and Health Reinsurance (“SSAP No. 61R”). There is no impact to the Company’s total capital and surplus as a result of this permitted practice as of December 31, 2021. The Company’s net income was increased by an estimated $50.8 and $77.1 for the year ended December 31, 2021 as a result of the permitted practice. The Company’s risk-based capital would not have triggered a regulatory event had the Company not used this permitted practice.

In the third quarter of 2022, the Company, with permission of the Minnesota Department of Commerce – Insurance Division, reclassified $2.3 billion from “Deferred gain on reinsurance of existing business” to “Permitted practice” to defer on a prospective basis the net gain resulted from recapture and contemporaneous ceding of in-force business, as part of the January 4, 2021, Individual Life Transaction (See Note 1). The net deferred gain is

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

calculated based on SSAP 61R. The permitted practice had no impact on the Company’s net income or total capital and surplus. The Company’s risk-based capital would not have triggered a regulatory event had the Company not used this permitted practice.

For the year ended December 31, 2020, the Company had no such permitted accounting practices.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

3.    Investments
Bonds and Equity Securities
The cost or amortized cost and fair value of bonds and equity securities are as follows:

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2022
U.S. Treasury securities and obligations of U.S. government, corporations, and agencies	$222,522	$—	$16,303	$206,219
States, municipalities, and political subdivisions	290,287	171	44,016	246,442
Foreign other (par value - $1,211,585 )	1,210,804	6,352	100,914	1,116,242
Foreign government (par value - $135,977)	129,476	536	11,383	118,629
Corporate securities	3,036,445	11,004	347,271	2,700,178
Residential mortgage backed securities	1,148,548	17,278	150,236	1,015,590
Commercial mortgage backed securities	1,255,593	116	173,811	1,081,898
Other asset backed securities	636,445	524	44,046	592,923
Total bonds	7,930,118	35,981	887,980	7,078,121
Preferred stocks	110,516	1,958	3,466	109,008
Common stocks	39,425	250	1,927	37,748
Total equity securities	149,941	2,208	5,393	146,756
Total	$8,080,059	$38,189	$893,373	$7,224,877

At December 31, 2021
U.S. Treasury securities and obligations of U.S. government, corporations, and agencies	$264,576	$46,234	$133	$310,677
States, municipalities, and political subdivisions	274,510	29,744	409	303,846
Foreign other (par value - $1,301,810 )	1,303,032	113,253	2,548	1,413,737
Foreign government (par value - $192,132)	190,175	17,912	439	207,648
Corporate securities	3,553,718	514,165	5,332	4,062,551
Residential mortgage backed securities	1,018,641	77,598	26,098	1,070,142
Commercial mortgage backed securities	1,041,914	40,398	4,427	1,077,885
Other asset backed securities	522,733	12,273	2,196	532,810
Total bonds	8,169,300	851,577	41,582	8,979,296
Preferred stocks	110,470	13,804	56	124,218
Common stocks	37,749	184	617	37,316
Total equity securities	148,219	13,988	673	161,534
Total	$8,317,519	$865,565	$42,255	$9,140,830

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Reconciliation of bonds from amortized cost to carrying values is as follows:

	December 31
	2022	2021

Amortized cost	$7,930,118	$8,169,300
Adjustment for below investment grade bonds	—	(6)
Carrying value	$7,930,118	$8,169,294

The aggregate fair value of bonds with unrealized losses and the time period that amortized cost exceeded fair value are as follows:

	Less than 6 Months Below Cost	More than 6 Months and Less than 12 Months Below Cost	More than 12 Months Below Cost	Total
	(In Thousands)
At December 31, 2022
Fair value	$1,901,039	$3,575,536	$975,326	$6,451,901
Unrealized loss	89,820	554,762	243,398	887,980

At December 31, 2021
Fair value	$1,218,877	$201,102	$170,762	$1,590,741
Unrealized loss	16,565	13,729	11,288	41,582

The amortized cost and fair value of investments in bonds at December 31, 2022, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In Thousands)
Maturity:
Due in 1 year or less	$205,799	$206,871
Due after 1 year through 5 years	873,565	833,175
Due after 5 years through 10 years	931,119	857,239
Due after 10 years	2,879,050	2,490,425
	4,889,533	4,387,710
Residential mortgage-backed securities	1,148,548	1,015,590
Commercial mortgage-backed securities	1,255,593	1,081,898
Other asset-backed securities	636,445	592,923
Total	$7,930,118	$7,078,121

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

In managing our risk exposure to subprime and Alt-A mortgages, we take into account collateral performance and structural characteristics associated with our various positions.
While the Company actively invests in and continues to manage a portfolio of such exposures in the form of securitized investments, the Company does not originate or purchase subprime or Alt-A whole-loan mortgages. Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A mortgages to include the following: residential mortgage loans to customers who have strong credit profiles but lack some element(s), such as documentation to substantiate income; residential mortgage loans to borrowers that would otherwise be classified as prime but for which loan structure provides repayment options to the borrower that increase the risk of default; and any securities backed by residential mortgage collateral not clearly identifiable as prime or subprime.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the Company’s exposure to subprime mortgage backed securities and Alt-A mortgage backed securities through other investments:

	Actual Cost	Book/Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
	(In Thousands)
December 31, 2022
Residential mortgage-backed securities	$49,285	$49,107	$47,948	$—
Equity investment in subsidiary, controlled or affiliated companies	339	335	340	—
Structured securities	7,721	7,744	7,961	—
Total	$57,345	$57,186	$56,249	$—

December 31, 2021
Residential mortgage-backed securities	$62,359	$58,105	$67,083	$5
Equity investment in subsidiary, controlled or affiliated companies	440	383	449	—
Structured securities	8,349	7,740	8,624	—
Total	$71,148	$66,228	$76,156	$5

December 31, 2020
Residential mortgage-backed securities	$80,903	$77,451	$88,234	$334
Equity investment in subsidiary, controlled or affiliated companies	562	504	571	1
Structured securities	13,875	13,580	15,310	1
Total	$95,340	$91,535	$104,115	$336

The Company did not have underwriting exposure to subprime mortgage risk through investments in subprime mortgage loans, mortgage guaranty or financial guaranty insurance coverage as of December 31, 2022 or 2021.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows prepayment penalty and acceleration fees at December 31, 2022, 2021, and 2020:

	General Account	Separate Account
	(In Thousands)
2022
Number of CUSIPs	270	—
Aggregate Amount of Investment Income	$5,475	$—

2021
Number of CUSIPs	145	—
Aggregate Amount of Investment Income	$8,223	$—

2020
Number of CUSIPs	75	—
Aggregate Amount of Investment Income	$10,941	$—

The following table shows 5GI securities at December 31, 2022 and 2021:

Investment	Number of 5* Securities		Aggregate BACV		Aggregate Fair Value
			(In Thousands)
	2022	2021	2022	2021	2022	2021
Bonds - AC	—	12	$—	$116	$—	$138
LB&SS- AC	8	17	506	2,651	2,547	8,215
Preferred Stock-AC	—	—	—	—	—	—
Preferred Stock- FV	—	—	—	—	—	—
Total	8	29	$506	$2,767	$2,547	$8,354

AC- Amortized Cost FV- Fair Value LB- Loan-backed Securities SS- Structured Securities

Mortgage Loans and Real Estate
All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system. The Company's mortgage loans on real estate are all commercial mortgage loans, held for investment.

The maximum and minimum lending rates for long-term mortgage loans acquired or made during 2022 were 6.6% and 1.7%.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

There were no taxes, assessments or any amounts advanced and not included in the mortgage loan total as of December 31, 2022 and 2021.

Property insurance is required on all collateral securing commercial real estate mortgage loans. Generally the coverage is “all risk” at a level equal to the replacement cost of the improvements. Additional coverage may be required to cover flood, windstorm and other risks associated with collateral type, use and location.

During 2022, the maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 78.8% on commercial properties.

The following table shows an age analysis of mortgage loans by type and mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2022 and 2021:

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
December 31, 2022
Recorded investment (all)
Current	$—	$—	$—	$—	$1,111,217	$—	$1,111,217
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	—	—	—
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—	—	—	—	—	—	—
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$—	$—	$—	$1,005,335	$—	$1,005,335

December 31, 2021
Recorded investment (all)
Current	$—	$—	$—	$—	$1,268,108	$—	$1,268,108
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	—	—	—
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—	—	—	—	—	—	—
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$—	$—	$—	$1,261,475	$—	$1,261,475

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company had no investments in impaired mortgage loans with or without an allowance for credit losses or in any impaired loans subject to a participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loan as of December 31, 2022 and December 31, 2021.

The following table shows investments in impaired mortgage loans held by the Company and the related average recorded investment, the interest income recognized and the investments on nonaccrual status pursuant to SSAP No. 34, Investment Income Due and Accrued as of December 31, 2022, 2021 and 2020:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
	(In Thousands)
December 31, 2022
Average recorded investment	$—	$—	$—	$—	$11,485	$—	$11,485
Interest income recognized	—	—	—	—	520	—	520
Recorded Investments on nonaccrual status	—	—	—	—	—	—	—
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	536	—	536

December 31, 2021
Average recorded investment	$—	$—	$—	$—	$13,826	$—	$13,826
Interest income recognized	—	—	—	—	612	—	612
Recorded Investments on nonaccrual status	—	—	—	—	—	—	—
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	619	—	619

December 31, 2020
Average recorded investment	$—	$—	$—	$—	$20,875	$—	$20,875
Interest income recognized	—	—	—	—	771	—	771
Recorded Investments on nonaccrual status	—	—	—	—	2,001	—	2,001
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	777	—	777

The Company recognizes interest income on its impaired loans upon receipt.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company has no allowances for credit losses as of December 31, 2022 and 2021.

The Company had no mortgage loans derecognized as a result of foreclosure as of December 31, 2022, and one mortgage loan derecognized as a result of foreclosure as of December 31, 2021.

	2022	2021
	(In Thousands)
Aggregate amount of mortgage loans derecognized	$—	$2,001
Real estate collateral recognized	—	—
Other collateral recognized	—	—
Receivables recognized from a government guarantee of the foreclosed mortgage loan	—	—

During second quarter 2021, the Company initiated an appraisal of its Atlanta campus due to changes in the real estate environment as a result of COVID-19. The appraised value for the property was $47.3 resulting in an impairment loss of $1.1, which has been recorded as a net realized capital loss.

Effective April 26, 2022, the Company committed to a plan to sell the Atlanta building and land in its present condition. As of June 10, 2022, the property is actively being marketed for sale and was classified as held for sale with an expected sale transaction within one year.

The Company owned 2.102 acres located at 5780 Powers Ferry Road in Sandy Springs, Georgia. The Company was contacted by The Georgia Department of Transportation (GDOT) in September 2018 requesting a Permanent Easement and Right of Way for the upcoming widening of an exit ramp on Interstate 285. The Company engaged a local land planner to provide guidance on the potential use of the entire parcel (2.102 acres). The City of Sandy Springs had changed the zoning classification of the land to include the development of town homes. Based on the change in zoning, the land planner determined that 12 town homes could be developed on the parcel and a local appraiser (CBRE) subsequently provided a land value of $0.6 for such a development. In November 2019, the Company replied to GDOT’s proposal by offering the entire 2.102 acre parcel for $0.6. On June 17, 2020 GDOT confirmed that they would accept the $0.6 offer. On October 9, 2020, the Company sold the entire parcel to GDOT. The Company recognized a gain of $0.3.

The Company in 2012, sub-divided the land in association with the sale of the Minot campus in Minot, North Dakota to Cognizant and Voya leased the small building. The retained land (Lot 1, Block 2 and Lot 1 Block 3) began to be marketed for sale, but due to a decline in the economy, there was no significant interest from potential buyers. Cognizant sold the campus to the Minot Public Schools in early 2020. Shortly after the acquisition, Minot Public Schools contacted the Company with the desire to acquire the land for athletic fields. A cash sale price of $0.6 was eventually agreed to broken out as a $0.8 sale price (based on the 2020

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

appraisal) and a $0.2 donation to the non-profit school system by the Company. The Company received net sales proceeds of $0.6. The closing took place on June 25, 2021 with a net gain of $0.4.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Net Realized Capital Gains and Losses
Realized capital (losses) gains are reported net of federal income taxes and amounts transferred to the IMR are as follows:

	December 31
	2022	2021	2020
	(In Thousands)
Realized capital (losses) gains	$(4,941)	$1,270,364	$(55)
Amount transferred to IMR (net of related taxes of
$51 in 2022, $240,646 in 2021 and $9,532 in 2020)	(191)	(905,288)	(35,860)
Federal income tax (expense)	(5,005)	(285,412)	(7,718)
Net realized capital (losses) gains	$(10,137)	$79,664	$(43,633)

Realized capital losses include losses of $94.1, $20.3 and $64.1 related to securities that have experienced an other than temporary decline in value during 2022, 2021 and 2020, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $1.5 billion, $6.2 billion and $1.2 billion in 2022, 2021 and 2020, respectively. Gross gains of $35.2, $1,122.1 and $89.3 and gross losses of $29.0, $2.4 and $25.6 during 2022, 2021 and 2020, respectively, were realized on those sales. A portion of the gains and losses realized in 2022, 2021 and 2020 has been deferred to future periods in the IMR.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses, in aggregate, the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R, Loan-backed and Structured Securities (“SSAP No. 43R”) due to intent to sell or inability or lack of intent to hold to recovery in 2022:

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$131,648	$34,281	$—	$97,367
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$131,648	$34,281	$—	$97,367

Second quarter:
Aggregate intent to sell	$11,849	$2,585	$—	$9,264
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$11,849	$2,585	$—	$9,264

Third quarter:
Aggregate intent to sell	$127,036	$44,687	$—	$82,349
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$127,036	$44,687	$—	$82,349

Fourth quarter:
Aggregate intent to sell	$10,174	$3,798	$—	$6,376
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$10,174	$3,798	$—	$6,376

Total	N/A	$85,351	$—	N/A

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses in aggregate the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R due to intent to sell or inability or lack of intent to hold to recovery in 2021:

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$100,305	$9,725	$—	$90,580
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$100,305	$9,725	$—	$90,580

Second quarter:
Aggregate intent to sell	$42	$8	$—	$35
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$42	$8	$—	$35

Third quarter:
Aggregate intent to sell	$4,103	$1,106	$—	$2,997
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$4,103	$1,106	$—	$2,997

Fourth quarter:
Aggregate intent to sell	$20,900	$4,519	$—	$16,381
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$20,900	$4,519	$—	$16,381

Total	N/A	$15,358	$—	N/A

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses in aggregate the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R due to intent to sell or inability or lack of intent to hold to recovery in 2020.

	Amortized Cost Basis Before OTTI	Other-than-Temporary Impairments
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$9,782	$1,643	$—	$8,139
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$9,782	$1,643	$—	$8,139

Second quarter:
Aggregate intent to sell	$108,926	$9,894	$—	$99,032
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$108,926	$9,894	$—	$99,032

Third quarter:
Aggregate intent to sell	$60,639	$1,426	$—	$59,213
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$60,639	$1,426	$—	$59,213

Fourth quarter:
Aggregate intent to sell	$32,104	$624	$—	$31,480
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$32,104	$624	$—	$31,480

Total	N/A	$13,587	$—	N/A

The total amount of OTTI’s recognized by the Company arising from the present value of expected cash flows being less than the amortized cost of structured securities subject to SSAP No. 43R was $0.0, $0.0 and $2.8 in 2022, 2021 and 2020, respectively.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses, in the aggregate, all structured securities in an unrealized loss position for which an OTTI has not been recognized in accordance with the requirements of SSAP No. 43R. This includes securities with a recognized OTTI for non-interest related declines when a non-recognized interest related impairment remains:

	December 31, 2022
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$164,883	$1,672,089
Greater than 12 months	203,210	820,672
Total	$368,093	$2,492,761

	December 31, 2021
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$21,919	$980,363
Greater than 12 months	10,802	148,549
Total	$32,721	$1,128,912

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Impairments on joint venture, partnerships and limited liability company holdings are taken when the fair value is less than 90% of book value, and it is determined that the decline below book value is not recoverable. The fair value of these investments is based upon the Company’s overall proportional ownership interest in the underlying partnership. The

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

investment and the amount of the impairments for the years ended December 31, 2022, 2021 and 2020 are as follows:

	Year ended December 31
Description	2022	2021	2020
	(In Thousands)
AEOLUS PROP CATA KEYSTONE PF FUND	$—	$—	$5
AMERICAN SECURITIES PARTNERS VIII LP	—	—	101
BLACKSTONE EQ MANAGED ACCT PORT LP	—	—	120
CERBERUS RM FUND	—	—	31
CHAMBERS ENERGY CAPITAL III	—	—	1,962
CVC CREDIT PARTNERS EURO MID MARKET	—	—	479
DYAL CAPITAL PARTNERS IV	—	—	90
EAST LODDGE EUROPEAN ABS FUND	—	—	215
ENERGY CAPITAL PARTNERS, LP PRVT	—	—	31
GENERAL ATLANTIC INV PTNS 2019	—	—	43
HARVEST PARTNERS VII LP	—	—	342
KAYNE SENIOR CREDIT FUND III	—	—	199
KAYNE SENIOR CREDIT FUND IV	—	—	183
KINDERHOOK CAPITAL FUND V-B	—	—	282
MACHINE ZONE COMMON STOCK	—	—	1,022
MACHINE ZONE SERIES D	—	—	1,692
MARANON SR CREDIT STRATEGIES FND V	—	—	250
OAKTREE REDF II FUND	—	—	235
QUAD-C PARTNERS IX	—	—	1
QUANTUM ENERGY PARTNERS VII	—	—	433
SILVER OAK SVS PARTNERS III LP	—	—	484
SHELTER GROWTH OPPOR FUND LTD	—	—	846
SOLOUS LLC	—	—	2,090
Total	$—	$—	$11,136

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Investment Income

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2022	2021	2020
	(In Thousands)
Income:
Equity securities	$9,133	$10,077	$5,895
Bonds	384,147	378,107	615,438
Mortgage loans	51,877	62,156	87,124
Derivatives	(2,692)	(151)	1,234
Contract loans	7,936	9,796	25,284
Real estate	5,382	7,985	7,044
Other invested assets	65,241	85,507	97,717
Common stock - affiliated	43,000	10,113	—
Other	4,275	1,618	1,315
Total investment income	568,298	565,208	841,051
Investment expenses	(35,269)	(41,585)	(47,082)
Net investment income	$533,029	$523,623	$793,969

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The securities received in the program cannot be sod or repledged. As of December 31, 2022 and 2021, the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $32.0 and $28.1, respectively.

The Company had loaned securities, which are reflected as invested assets on the balance sheets, with a fair value of approximately $162.2 and $189.3 at December 31, 2022 and 2021, respectively.

The aggregate fair value amount of collateral received, by specific time period, for securities lending agreements at December 31, 2022 and 2021 are shown below:

	2022	2021
	(In Thousands)
Open	$—	$—
30 days or less	71,000	70,263
31 to 60 days	33,337	27,486
61 to 90 days	5,375	16,973
Greater than 90 days	24,970	53,206
Securities received	—	—
Total collateral received	$134,682	$167,928

The Company uses cash collateral received for income generation and general liquidity purposes. At the end of the loan term, the Company will take back its securities, and the counterparty will receive the amount loaned, together with the agreed upon interest.

The Company has not pledged any of its assets as collateral that are not reclassified and separately reported on the balance sheet.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The aggregate amount of collateral reinvested, by specific time period, for securities lending agreements at December 31, 2022 and 2021 are shown below:

	2022		2021
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In Thousands)
Open	$—	$—	$—	$—
30 days or less	71,000	71,001	70,263	70,263
31 to 60 days	33,337	33,342	27,486	27,486
61 to 90 days	5,375	5,377	16,973	16,973
91 to 120 days	2,375	2,376	13,232	13,230
121 to 180 days	6,150	6,153	17,173	17,171
181 to 365 days	14,725	14,738	22,800	22,785
1 to 2 years	1,720	1,721	—	—
2 to 3 years	—	—	—	—
Greater than 3 years	—	—	—	—
Securities received	—	—	—	—
Total collateral reinvested	$134,682	$134,708	$167,927	$167,908

The maturity dates of the liabilities appropriately match the invested assets in the securities lending program.

The amounts held as collateral for transactions that extend beyond one year at December 31, 2022 and 2021 are shown below:

Description of Collateral	2022	2021
BMO_CN_1@CHICAGOBANK OF MONTREAL CHICAGO - USD	$925	$—
BAC_14BANK OF AMERICA NA CREDIT 4.55% - USD	795	—
Total Collateral Extending beyond one year of 12/31/2022	$1,720	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Federal Home Loan Bank Agreements

The Company is a member of the FHLB of Des Moines. Through its membership, the Company has conducted business activity (issued funding agreements) with the FHLB. It is part of the Company's strategy to utilize these funds for spread lending purposes. The Company has determined the estimated maximum borrowing capacity as $4.3 billion. The Company has the ability to obtain funding from the FHLB based on a percentage of the value of its assets and subject to the availability of eligible collateral. The limit across all programs is 30% of the general and separate accounts total assets of the Company, one quarter in arrears.

The amount of FHLB capital stock held by the Company is as follows:

	2022			2021
	General Account	Separate Account	Total	General Account	Separate Account	Total
	(In Thousands)
Membership stock - Class A	$—	$—	$—	$—	$—	$—
Membership stock - Class B	10,000	—	10,000	10,000	—	10,000
Activity stock	21,800	—	21,800	21,400	—	21,400
Excess stock	—	—	—	—	—	—
Aggregate total	$31,800	$—	$31,800	$31,400	$—	$31,400

Actual or estimated borrowing capacity as determined by the insurer			$708,546			$648,928

All FHLB membership stock is not eligible for redemption.

The amount of collateral pledged to FHLB at the end of the reporting period, and the maximum amount that was pledged to FHLB during the reporting period is as follows:

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Amount Pledged at End of Reporting Period			Maximum Amount Pledged During Reporting Period
	Fair Value	Carrying Value	Aggregate Total Borrowing	Fair Value	Carrying Value	Aggregate Total Borrowing
	(In Thousands)
As of December 31, 2022
General account	$793,747	$972,885	$545,000	$793,747	$972,885	$545,000
Separate account	$—	$—	$—	$—	$—	$—
Total	$793,747	$972,885	$545,000	$793,747	$972,885	$545,000

As of December 31, 2021
General account	$756,572	$691,004	$535,000	$769,965	$701,022	$500,000
Separate account	$—	$—	$—	$—	$—	$—
Total	$756,572	$691,004	$535,000	$769,965	$701,022	$500,000

The amount borrowed from FHLB resulted in the following at the end of December 31, 2022:

	Total	General Account	Separate Account	Funding Agreements Reserves Established	Maximum Amount During Reporting Period
	(In Thousands)
As of December 31, 2022
(a) Debt	$—	$—	$—	XXX	$—
(b) Funding Agreements	545,000	545,000	—	$549,481	635,000
(c) Other	—	—	—	XXX	—
(d) Aggregate Total (a+b+c)	$545,000	$545,000	$—	$549,481	$635,000

As of December 31, 2021
(a) Debt	$—	$—	$—	XXX	$—
(b) Funding Agreements	535,000	535,000	—	$498,786	545,000
(c) Other	—	—	—	XXX	—
(d) Aggregate Total (a+b+c)	$535,000	$535,000	$—	$498,786	$545,000

The Company has no prepayment obligations for debt, funding agreements, or other as of December 31, 2022.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Restricted Assets
The following table shows assets pledged as collateral or restricted at December 31, 2022:

	Gross (Admitted & Nonadmitted) Restricted
	General Account		Separate Account		Total Assets	Total From Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*	Total Assets	Supporting General Account Activity**
	(In Thousands)
Collateral held under security lending agreements	$174,155	$—	$—	$—	$174,155	$176,309	$(2,154)	$—	$174,155	1.2%	1.2%
FHLB capital stock	31,800	—	—	—	31,800	31,400	400	—	31,800	0.2%	0.2%
On deposit with states	26,426	—	—	—	26,426	25,655	771	—	26,426	0.2%	0.2%
Pledged collateral to FHLB (including assets backing funding agreements)	972,885	—	—	—	972,885	691,004	281,881	—	972,885	6.8%	6.9%
Derivative Pledged Collateral	41,391	—	—	—	41,391	47,176	(5,785)	—	41,391	0.3%	0.3%
Total restricted assets	$1,246,657	$—	$—	$—	$1,246,657	$971,544	$275,113	$—	$1,246,657	8.7%	8.8%

* Subset of Total General Account Gross Restricted Assets
** Subset of Total Separate Account Restricted Assets

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows assets pledged as collateral or restricted at December 31, 2021:

	Gross (Admitted & Nonadmitted) Restricted
	General Account		Separate Account		Total Assets	Total From Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*	Total Assets	Supporting General Account Activity**
	(In Thousands)
Collateral held under security lending agreements	$176,309	$—	$—	$—	$176,309	$36,582	$139,727	$—	$176,309	1.1%	1.2
FHLB capital stock	31,400	—	—	—	31,400	10,000	21,400	—	31,400	0.2%	0.2
On deposit with states	25,655	—	—	—	25,655	30,147	(4,492)	—	25,655	0.2%	0.2
Pledged collateral to FHLB (including assets backing funding agreements)	691,004	—	—	—	691,004	335,250	355,754	—	691,004	4.5%	4.6
Derivative Pledged Collateral	47,176	—	—	—	47,176	45,673	1,503	—	47,176	0.3%	0.3
Total restricted assets	$971,544	$—	$—	$—	$971,544	$457,652	$513,892	$—	$971,544	6.3%	6.5

* Subset of Total General Account Gross Restricted Assets
** Subset of Total Separate Account Restricted Assets

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows collateral received and reflected as assets at December 31, 2022:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
Cash, Cash Equivalents and Short-Term Investments	$62,377	$62,377	0.51%	0.52%
Reinvested collateral assets owned	134,682	134,709	1.11	1.13
Total collateral Assets	$197,059	$197,086	1.62%	1.65%

*BACV divided by total assets excluding Separate Accounts
**BACV divided by total admitted assets excluding Separate Accounts

	Amount	% of Liability to Total Liabilities
	(In Thousands)
Recognized Obligation to Return Collateral Asset (General Account)*	$197,059	1.94%
Recognized Obligation to Return Collateral Asset (Separate Account)**	$—	—%

*BACV divided by total liabilities excluding Separate Accounts
**BACV divided by total liabilities on Separate Accounts

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows collateral received and reflected as assets at December 31, 2021:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
Cash, Cash Equivalents and Short-Term Investments	$83,202	$83,202	0.66%	0.68%
Reinvested collateral assets owned	167,928	167,907	1.33%	1.36%
Total collateral assets	$251,130	$251,109	1.99%	2.04%

*BACV divided by total assets excluding Separate Accounts
**BACV divided by total admitted assets excluding Separate Accounts

	Amount	% of Liability to Total Liabilities*
	(In Thousands)
Recognized Obligation to return Collateral Asset (General Account)*	$251,130	2.38%
Recognized Obligation to Return Collateral Asset (Separate Account)**	$—	—%

*BACV divided by total liabilities excluding Separate Accounts
**BACV divided by total liabilities on Separate Accounts

Troubled Debt Restructuring

The Company has a high quality, well performing, portfolio of commercial mortgage loans and private placement debts. Under certain circumstances, modifications to these contracts are granted. Each modification is evaluated as to whether troubled debt restructuring has occurred. A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include: reduction of the face amount or maturity amount of the debt as originally stated, reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or reduction of accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2022, the Company's investments which experienced troubled debt restructuring consisted of four commercial mortgage loans and two private placements with a total carrying value of $13.8. As of December 31, 2021, the Company held seven commercial mortgage loans with a carrying value of $13.7. The Company realized losses related to these investments of $1.4, $0.0, and $0.0 during 2022, 2021, and 2020, respectively.

The Company has no contractual commitments to extend credit to debtors owing receivables whose terms have been modified in troubled debt restructurings.

The Company accrues interest income on impaired loans to the extent it is deemed collectible, that is delinquent less than 90 days, and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

4.    Derivative Financial Instruments Held for Purposes Other than Trading
The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. The Company enters into the following type of derivatives: Credit Contracts, Equity Contracts, Foreign Exchange Contracts and Interest Rate Contracts. The Company's use and hedging strategy of derivatives is detailed in Note 1.
Upfront fees paid or received on derivative contracts are included on the balance sheets as an asset or liability and are being amortized to investment income over the remaining terms of the contracts.

Periodic payments from such contracts are included in investment income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or accrued investment income on the balance sheet. Gains or losses realized as a result of early terminations are recognized in income in the statement of operations or deferred into IMR and amortized into investment income.
The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

    Under the terms of the Company’s Over-The-Counter ("OTC") Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported on the balance sheet.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below summarizes the Company's types and amounts of collateral held, pledged and delivered related to OTC derivative contracts and cleared derivative contracts:

		As of December 31, 2022	As of December 31, 2021
Collateral Type:		(In Thousands)
Cash
	Held - OTC contracts	$13,347	$1,566
	Pledged- Cleared Contracts	18,517	67,939

Securities
	Delivered	41,391	47,176

The Company sells credit default swap protection, in conjunction with other investments, to replicate the income characteristics of otherwise permitted investments. The standard contract is five or seven years. In the event of default of the reference entity, the Company would be required to pay the notional amount of the contract. At December 31, 2022 and 2021, the total amount would be $23.0 and $13.0, respectively.

The table below summarizes the Company’s derivative contracts at December 31, 2022 and 2021:

	Notional Amount	Carrying Value	Fair Value
	(In Thousands)
December 31, 2022
Derivative contracts:
Credit contracts	$32,150	$(280)	$(358)
Equity contracts	34,167	276	276
Foreign exchange contracts	116,012	6,379	10,724
Interest rate contracts	9,801,893	31,842	29,842
Total derivatives	$9,984,222	$38,217	$40,484

December 31, 2021
Derivative contracts:
Credit contracts	$23,255	$(317)	$(34)
Equity contracts	41,512	794	794
Foreign exchange contracts	111,423	(3,064)	500
Interest rate contracts	4,205,992	(49,080)	(67,613)
Total derivatives	$4,382,182	$(51,667)	$(66,353)
The Company does not have any derivative contracts with financing premiums.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

5.    Concentrations of Credit Risk
The Company held below investment grade corporate bonds with an aggregate book value of $279.5 and $404.2 and an aggregate fair value of $259.9 and $455.5 at December 31, 2022 and 2021, respectively. Those holdings amounted to 3.5% and 5.0% of the Company’s investments in bonds at December 31, 2022 and 2021, respectively. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds with a carrying value of $100.4 and $64.7 with an aggregate fair value of $100.1 and $70.9 at December 31, 2022 and 2021, respectively. The carrying value of these holdings amounted to 1.3% and 0.8% of the Company’s investment in bonds at December 31, 2022 and 2021, respectively.

The Company's commercial mortgage loan portfolio is diversified by geographic region and property type to manage concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including a review of loan-specific credit, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. This review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

The Company rates all commercial mortgages to quantify the level of risk. The Company places those loans with higher risk on a watch list and closely monitors these loans for collateral deficiency or other credit events that may lead to a potential loss of principal and/or interest.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of commercial mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. An LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the value of the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income (loss) to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above. LTV and DSC ratios as of the dates indicated are presented below:

	2022		2021
	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Origination Loan-to-Value
0% - 50%	$142,981	12.9%	$154,794	12.2%
50% - 60%	253,209	22.8%	316,959	25.0%
60% - 70%	613,733	55.2%	696,312	54.9%
70% - 80%	97,865	8.8%	96,769	7.6%
80% - 90%	3,429	0.3%	3,274	0.3%
Total	$1,111,217	100.0%	$1,268,108	100.0%

Debt Service Coverage Ratio
Greater than 1.5x	$767,982	69.1%	$944,801	74.6%
1.25x to 1.5x	160,265	14.4%	117,274	9.2%
1.0x to 1.25x	96,319	8.7%	126,101	9.9%
Less than 1.0x	86,651	7.8%	79,932	6.3%
Total	$1,111,217	100.0%	$1,268,108	100.0%

*Commercial mortgage loans secured by land or construction loans
If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company's mortgage loan portfolio diversification by property type:

	As of December 31, 2022		As of December 31, 2021
Property Type	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Apartments	$323,178	29.1%	$316,528	25.0%
Hotel/Motel	19,399	1.7%	31,776	2.5%
Industrial	228,539	20.6%	291,010	22.9%
Mixed Use	13,711	1.2%	14,251	1.1%
Office	199,174	17.9%	211,531	16.7%
Other	48,503	4.4%	66,732	5.3%
Retail	278,713	25.1%	336,280	26.5%
Total	$1,111,217	100.0%	$1,268,108	100.0%

The following table shows the Company's mortgage loan portfolio diversification by region:

	As of December 31, 2022		As of December 31, 2021
Region	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Pacific	$332,334	29.8%	$333,828	26.4%
South Atlantic	231,938	20.9%	256,029	20.2%
West South Central	93,973	8.5%	112,873	8.9%
East North Central	93,086	8.4%	99,352	7.8%
Middle Atlantic	189,360	17.0%	259,107	20.4%
Mountain	89,817	8.1%	111,465	8.8%
West North Central	44,304	4.0%	53,621	4.2%
New England	18,394	1.7%	21,844	1.7%
East South Central	18,011	1.6%	19,989	1.6%
Total	$1,111,217	100.0%	$1,268,108	100.0%

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the carrying value of the Company's mortgage loan portfolio breakdown by year of origination:

Year of Origination	2022	2021
	(In Thousands)
2022	$78,415
2021	111,783	115,009
2020	54,688	65,602
2019	91,590	106,978
2018	21,406	23,183
2017	103,521	109,267
2016 and prior	649,814	848,069
Total	$1,111,217	$1,268,108

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

6.    Reserves
At December 31, 2022 and 2021, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account		Separate Account with Guarantees		Separate Account Non-Guaranteed		Total	Percent of Total
December 31, 2022	(In Thousands)
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$15,027		$13,173		$—		$28,200	0.5%
At book value less current surrender charge of 5% or more	60,820		—		—		60,820	1.1
At fair value	—		—		852,601		852,601	15.7
Total with market value adjustment or at fair value	75,847		13,173		852,601		941,621	17.4
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	4,298,152		—		—		4,298,152	79.4
Not subject to discretionary withdrawal	174,209		—		5		174,213	3.2
Total gross individual annuities reserves	4,548,208		13,173	—	852,606		5,413,986	100.0%
Less reinsurance ceded	505,221		—		—		505,221
Total net individual annuities reserves	$4,042,987		$13,173		$852,606		$4,908,765
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$11,241		$—		$—		$11,241

Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—		$—		$—		$—	—%
At book value less current surrender charge of 5% or more	455		—		—		455	—
At fair value	—		—		—		—	—
Total with market value adjustment or at fair value	455		—		—		455	—
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	2,007,796		—		—		2,007,796	94.6
Not subject to discretionary withdrawal	114,771		—		—		114,771	5.4
Total gross group annuities reserves	2,123,022	—	—	—	—	—	2,123,022	100.0%
Less reinsurance ceded	34,730		—		—		34,730
Total net group annuities reserves	$2,088,292		$—		$—		$2,088,292

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$205	$—	$—	$205

	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	Percent of Total

Deposit Type Contracts (no life contingencies):
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	—	—	—	—	—
At book value without adjustment (minimal or no charge or adjustment)	436,668	—	—	436,668	35.7
Not subject to discretionary withdrawal	787,403	—	—	787,403	64.3
Total gross deposit type contracts reserves	1,224,071	—	—	1,224,071	100.0%
Less reinsurance ceded	90,251	—	—	90,251
Total net deposit type contracts reserves	$1,133,820	$—	$—	$1,133,820
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent of Total
December 31, 2021	(In Thousands)
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$30,978	$14,795	$—	$45,773	0.8%
At book value less current surrender charge of 5% or more	66,728	—	—	$66,728	1.1
At fair value	—	—	1,181,129	$1,181,129	19.5
Total with market value adjustment or at fair value	97,706	14,795	1,181,129	1,293,630	21.3%
At book value without adjustment (minimal or no charge or adjustment)	4,543,653	—	—	4,543,653	75.0
Not subject to discretionary withdrawal	224,868	—	7	224,875	3.7
Total gross individual annuities reserves	4,866,227	14,795	1,181,136	6,062,158	100.0%
Less reinsurance ceded	552,540	—	—	552,540
Total net individual annuities reserves	$4,313,687	$14,795	$1,181,136	$5,509,618
Amount at book value with surrender charge in the current year that will move to at book value without adjustment in the year after the statement date	$10,604	$—	$—	$10,604

Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	$390	$—	$—	$390	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	390	—	—	390	—%
At book value without adjustment (minimal or no charge or adjustment)	2,072,824	—	—	2,072,824	96.2
Not subject to discretionary withdrawal	80,582	—	—	80,582	3.7
Total gross group annuities reserves	2,153,796	—	—	2,153,796	100.0%
Less reinsurance ceded	36,129	—	—	36,129
Total net group annuities reserves	$2,117,667	$—	$—	$2,117,667
Amount at book value with surrender charge in the current year that will move to at book value without adjustment in the year after the statement date	$176	$—	$—	$176

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent of Total
	(In Thousands)
Deposit-Type Contracts (no life contingencies):
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	—	—	—	—	—
At book value without adjustment (minimal or no charge or adjustment)	$514,697	$—	$—	$514,697	41.9%
Not subject to discretionary withdrawal	712,464	—	—	712,464	58.1
Total gross deposit-type contract reserves	1,227,161	—	—	1,227,161	100.0%
Less reinsurance ceded	80,068	—	—	80,068
Total net deposit-type contract reserves	$1,147,093	$—	$—	$1,147,093
Amount at book value with surrender charge in the current year that will move to at book value without adjustment in the year after the statement date	$—	$—	$—	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

At December 31, 2022 and 2021, the Company’s life insurance reserves, including those held in separate accounts that are subject to discretionary withdrawal and not subject to discretionary withdrawal provisions are summarized as follows:

	Account Value	Cash Value	Reserve
	(In Thousands)
December 31, 2022
General Account
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$185,062	$744,053
Universal Life	1,031,239	997,158	1,198,075
Universal Life with Secondary Guarantees	1,097,529	1,089,168	2,286,853
Other Permanent Cash Value Life Insurance	237,260	1,055,471	1,202,572
Variable Life	3,703	3,703	3,703
Variable Universal Life	155,147	155,050	146,986
Miscellaneous Reserves	—	—	46,718
Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	7,702,723
Accidental Death Benefits	XXX	XXX	880
Disability- Active Lives	XXX	XXX	28,274
Disability- Disabled Lives	XXX	XXX	282,284
Miscellaneous Reserves	XXX	XXX	566,184
Total gross life insurance reserves	2,524,878	3,485,612	14,209,305
Less reinsurance ceded	2,375,063	3,259,613	13,603,982
Total net general account life insurance reserves	$149,815	$225,999	$605,323

Separate Account with Guarantees
Total net separate account with guaranteed life insurance reserves	$—	$—	$—

Separate Account Non-guaranteed
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable Life	29,151	29,151	29,151
Variable Universal Life	1,202,830	1,201,611	1,201,611
Miscellaneous Reserves	—	—	—
Not subject to discretionary withdrawal
Miscellaneous Reserves	XXX	XXX	3,344
Total gross life insurance reserves	1,231,981	1,230,762	1,234,106
Less reinsurance ceded	—	—	—
Total net separate account with non-guaranteed life insurance reserves	$1,231,981	$1,230,762	$1,234,106

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Account Value	Cash Value	Reserve
	(In Thousands)
December 31, 2021
General Account
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$153,206	$689,724
Universal Life	1,075,087	1,033,788	1,243,859
Universal Life with Secondary Guarantees	1,171,793	1,156,827	2,325,218
Indexed Universal Life	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value life Insurance	243,241	1,062,279	1,232,528
Variable Life	2,286	2,286	2,286
Variable Universal life	154,642	154,454	145,970
Miscellaneous Reserves	—	—	55,927
Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	7,866,434
Accidental Death Benefits	XXX	XXX	895
Disability- Active Lives	XXX	XXX	28,573
Disability- Disabled Lives	XXX	XXX	275,633
Miscellaneous Reserves	XXX	XXX	617,795
Total gross life insurance reserves	2,647,049	3,562,840	14,484,842
Less reinsurance ceded	2,499,472	3,343,614	13,861,222
Total net general account life insurance reserves	$147,577	$219,226	$623,620

Separate Account with Guarantees
Total gross life insurance reserves	—	—	—
Less reinsurance ceded	—	—	—
Total net separate account with guaranteed life insurance reserves	$—	$—	$—

Separate Account Non-guaranteed
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—
Variable Life	36,492	36,492	36,492
Variable Universal life	1,611,584	1,609,496	1,609,496
Miscellaneous Reserves	—	—	—
Not subject to discretionary withdrawal
Miscellaneous Reserves	XXX	XXX	4,312
Total gross life insurance reserves	1,648,076	1,645,988	1,650,300
Less reinsurance ceded	—	—	—
Total net separate account with non-guaranteed life insurance reserves	$1,648,076	$1,645,988	$1,650,300

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2022 and 2021 are as follows:

Type	Gross	Net of Loading
	(In Thousands)
December 31, 2022
Ordinary new business	$3,950	$(469)
Ordinary renewal	(109,922)	(112,359)
Group Life	(82,510)	(86,446)
Totals	$(188,482)	$(199,274)

December 31, 2021
Ordinary new business	$2,988	$4
Ordinary renewal	(122,638)	(124,667)
Group Life	(76,898)	(80,332)
Totals	$(196,548)	$(204,995)

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

7.    Employee Benefit Plans
Defined Benefit Plan: Voya Services Company (“VSC”) sponsors the Voya Retirement Plan (the “Qualified Plan”). The Qualified Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). The Qualified Plan operates under a cash balance pension formula where participants earn a credit equal to 4% of eligible pay.  The accrued vested balance is portable. The costs allocated to the Company for its employees’ participation in the Qualified Plan, which are based on salary cost incurred, were $4.0, $3.8 and $4.3 for 2022, 2021 and 2020, respectively. VSC is responsible for all Qualified Plan liabilities.

Defined Contribution Plans: VSC sponsors the Voya 401(k) Savings Plan (the “Savings Plan”). Substantially all employees of VSC and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax qualified defined contribution plan. Savings Plan benefits are not guaranteed by the Pension Benefit Guaranty Corporation (“PBGC”). The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pretax basis. VSC matches such pretax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4 year graded vesting schedule (although certain specified participants are subject to a 5 year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Amounts allocated to the Company for the Savings Plan were $5.8, $5.4 and $7.3 for 2022, 2021 and 2020, respectively.

Omnibus Plan: Certain employees of the Company participate in the Voya Financial, Inc. 2013, 2014 and 2019 Omnibus Employee Incentive Plans (the "Omnibus Plans"). The Omnibus Plans each permit the granting of a wide range of equity-based awards, including restricted stock units ("RSUs"), performance share units ("PSUs"), and stock options. While the Company is not directly liable for the costs, an allocation is made based on the cost center of the participating employees. The costs allocated to the Company under these holding company arrangements for employee participation were $13.4, $12.0 and $16.3 for 2022, 2021 and 2020, respectively.

The Company also offers deferred compensation plans for eligible employees and certain other individuals who meet the eligibility criteria. The Company’s deferred compensation commitment for employees is recorded on the balance sheet in other liabilities and totaled $0.0 and $37.3 for the years ended December 31, 2022 and 2021, respectively.

As of August 1, 2009, Voya's Postretirement Welfare Plans are no longer eligible for the Medicare Retiree Drug Subsidy (“RDS”) that was being shared with retirees and beneficiaries.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Other Benefit Plans: In addition to providing retirement plan benefits, the Company, in conjunction with VSC, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a nonqualified defined benefit pension plan and a nonqualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The postretirement health care plan is contributory with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. Prior to April 1, 2017, coverage for Medicare eligible retirees was provided through a fully insured Medicare Advantage plan. Effective April 1, 2017, the fully insured Medicare Advantage Plan was replaced with access to individual coverage through a private exchange. The Company's premium subsidy ended and was replaced with a monthly health reimbursement arrangement ("HRA") contribution.

A summary of assets, obligations and assumptions of the non-qualified defined benefit and other postretirement benefit plans are as follows:

	Overfunded		Underfunded
	2022	2021	2022	2021
	(In Thousands)
Pension Benefits
Benefit obligation at beginning of year	$—	$—	$22,690	$26,051
Interest cost	—	—	647	665
Actuarial (gain) loss	—	—	(2,866)	(1,427)
Benefits paid	—	—	(2,931)	(2,599)
Benefit obligation at end of year	$—	$—	$17,540	$22,690

Postretirement Benefits
Benefit obligation at beginning of year	$—	$—	$2,860	$3,361
Interest cost	—	—	68	61
Contribution by plan participants	—	—	316	328
Actuarial (gain) loss	—	—	(628)	(161)
Benefits paid	—	—	(425)	(729)
Benefit obligation at end of year	$—	$—	$2,191	$2,860

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

A reconciliation of the beginning and ending balances of the fair value of plan assets is as follows:

	Pension Benefits		Postretirement Benefits
	2022	2021	2022	2021
	(In Thousands)
Fair value of plan assets at beginning of year	$—	$—	$—	$—
Reporting entity contribution	2,931	2,599	110	401
Plan participants' contributions	—	—	316	328
Benefits paid	(2,931)	(2,599)	(425)	(729)
Fair value of plan assets at end of year	$—	$—	$1	$—

The funded status of the plans are as follows:

	Pension Benefits		Postretirement Benefits
	2022	2021	2022	2021
	(In Thousands)

Components:
Accrued benefit costs	$15,960	$17,545	$5,350	$6,197
Liability for pension benefits	1,580	5,146	(3,160)	(3,336)

Assets and Liabilities recognized:
Liabilities recognized	17,540	22,690	2,191	2,861

Unrecognized liabilities	$—	$—	$—	$—

The amount of the net periodic benefit cost recognized is shown below:

	Pension Benefits			Postretirement Benefits
	2022	2021	2020	2022	2021	2020
	(In Thousands)
Interest cost	647	665	856	68	61	97
Transition asset or obligation	—	—	821	—	—	—
Gains and losses	700	1,157	1,276	(278)	(276)	(271)
Prior service cost or credit	—	—	—	(527)	(527)	(527)
Total net periodic benefit cost	$1,347	$1,822	$2,953	$(737)	$(742)	$(701)

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2022	2021	2020	2022	2021	2020
	(In Thousands)
Items not yet recognized - prior year	$5,146	$7,730	$8,569	$(3,335)	$(3,977)	$(4,437)
Net transition asset or obligation recognized	—	—	(821)	—	—	—
Net prior service cost or credit recognized	—	—	—	527	527	527
Net gain and loss arising during period	(2,866)	(1,427)	1,258	(628)	(161)	(338)
Net gain and loss recognized	(700)	(1,157)	(1,276)	278	276	271
Items not yet recognized - current year	$1,580	$5,146	$7,730	$(3,158)	$(3,335)	$(3,977)

The amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2022	2021	2020	2022	2021	2020
	(In Thousands)
Net transition asset or obligation	$—	$—	$—	$—	$—	$—
Net prior service cost or credit	—	—	—	(368)	(895)	(1,421)
Net recognized gains and losses	1,580	5,146	7,729	(2,792)	(2,442)	(2,557)

Assumptions used in determining year-end liabilities for the defined benefit plans as of December 31, 2022 and 2021 were as follows:

	2022	2021
Weighted average discount rate	5.47%	3.00%

The weighted-average discount rate used to determine year-end liabilities of other benefit plans was 5.33% and 2.55% as of December 31, 2022 and 2021, respectively.

Assumptions used in determining expense for the defined benefit plans as of January 1, 2022, 2021 and 2020 were as follows:

	2022	2021	2020
Weighted average discount rate	3.00%	2.67%	3.36%

The weighted-average discount rate used to determine expense of other benefit plans was 2.55%, 1.98% and 2.96% as of January 1, 2022, 2021, and 2020, respectively.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The annual assumed rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) for the medical plan is 6.90%, decreasing gradually to 4.50% over five years.

The amount of accumulated benefit obligation for defined benefit pension plans was $17.5 and $22.7 as of December 31, 2022 and 2021, respectively.

The Company expects to pay the following benefits in future years:

Year ending December 31,	Benefits
(In Thousands)
2023	$2,503
2024	2,399
2025	2,295
2026	2,179
2027	2,066
2028 through 2031	8,448

The Company’s expected future contributions are equal to its expected future benefit payments.

The Company has multiple postretirement welfare benefit plans. The medical plans are contributory, with plan premiums and participants’ contributions adjusted annually. The life insurance plan for retirees is contributory based on retirement date.

The Company does not have any regulatory contribution requirements for 2023, and the Company currently intends to make voluntary contributions of $2.5 to the defined benefit pension plan for 2023.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

8.    Separate Accounts
Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

The general nature and characteristics of the separate accounts business is as follows:

	Nonindexed Guarantee Less Than/Equal to 4%	Non-Guaranteed Separate Accounts	Total
	(In Thousands)
December 31, 2022
Premium, consideration or deposits for the year	$—	$50,552	$50,552

Reserves for separate accounts with assets at:
Fair value	$13,173	$2,086,712	$2,099,885
Amortized cost	—	—	—
Total reserves	$13,173	$2,086,712	$2,099,885

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$13,173	$—	$13,173
At book value without market value adjustment and with
current surrender charge of 5% or more	—	—	—
At fair value	—	2,086,707	2,086,707
At book value without market value adjustment and with
current surrender charge less than 5%	—	—	—
Subtotal	13,173	2,086,707	2,099,880
Not subject to discretionary withdrawal	—	5	5
Total separate account aggregate reserves	$13,173	$2,086,712	$2,099,885

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Nonindexed Guarantee Less Than/Equal to 4%	Non-Guaranteed Separate Accounts	Total
	(In Thousands)

December 31, 2021
Premium, consideration or deposits for the year	$—	$57,087	$57,087

Reserves for separate accounts with assets at:
Fair value	$14,795	$2,831,436	$2,846,231
Total reserves	$14,795	$2,831,436	$2,846,231

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$14,795	$—	$14,795
At fair value	—	2,831,429	2,831,429
Subtotal	$14,795	$2,831,429	$2,846,224
Not subject to discretionary withdrawal	$—	$7	$7
Total separate account aggregate reserves	$14,795	$2,831,436	$2,846,231

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business. For the years ended December 31, 2022 and 2021, the Company reported assets and liabilities from Individual Annuity, Individual Life and Market Value Adjustment (“MVA”) product lines in separate accounts.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Assets in the separate account are considered legally insulated from the general account, providing protection of such assets from being available to satisfy claims resulting in the general account. The assets legally and not legally insulated from the general account are summarized in the following table, by product or transaction type:

Product or Transaction	Legally Insulated Assets	Not Legally Insulated Assets
	(In Thousands)
December 31, 2022
Individual Annuity	$855,409	$—
Individual Life	1,229,984	—
MVA	13,165	—
	$2,098,558	$—

December 31, 2021
Individual Annuity	$1,185,888	$—
Individual Life	1,646,598	—
MVA	14,800	—
	$2,847,286	$—

As of December 31, 2022 and 2021 separate account assets for products registered with the SEC totaled $2.1 billion and $2.8 billion, respectively.

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate account paid the following amounts in risk charges:

Year ended	Risk Charges
(In Thousands)
2022	$12,131
2021	14,694
2020	12,302
2019	12,114
2018	12,499

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Total separate account guarantees paid by the Company’s general account are as follows:

Year ended	Guarantees Paid
(In Thousands)
2022	$286
2021	200
2020	452
2019	487
2018	246

The Company does not engage in securities lending transactions within the separate account.

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year ended December 31
	2022	2021	2020
	(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$52,940	$57,070	$63,552
Transfers from separate accounts	(157,962)	(239,206)	(187,246)
Transfers as reported in the Statements of Operations	$(105,021)	$(182,136)	$(123,694)

Assets supporting separate accounts with additional insurance benefits and minimum investment return guarantees are comprised of bonds, equity securities, including mutual funds, and other invested assets. The aggregate fair value of the invested assets as of December 31, 2022 and 2021 was $2.1 billion and $2.8 billion, respectively.

The Company has separate account accounts for which less than 100% of investment proceeds, net of contract fees and assessments, are attributable to a contract holder. The reinvestment of investment proceeds within the separate account did not result in the Company having a combined investment portfolio that exceeded the state investment limitations imposed on the general account as of December 31, 2022 and 2021.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

9.    Federal Income Taxes
The Company has entered into a federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The federal tax sharing agreement generally provides for a separate entity approach and that Voya Financial, Inc. will pay its subsidiaries for the tax benefits of ordinary and capital losses only to the extent the consolidated tax group actually uses the tax benefit of losses generated.

The following is a list of all affiliated companies that participate in the filing of this consolidated federal income tax return:

Midwestern United Life Insurance Company *	Voya Special Investments, Inc.
Pen-Cal Administrators, Inc.	Voya Financial Advisors, Inc.
Rancho Mountain Properties, Inc. **	Voya Financial Holdings I, LLC *
ReliaStar Life Insurance Company	Voya Financial Holdings II, LLC *
ReliaStar Life Insurance Company of New York	Voya Financial, Inc.
Roaring River, LLC *	Voya Holdings Inc.
Roaring River II, Inc. *	Voya Institutional Trust Company
Roaring River IV, LLC *	Voya Insurance Solutions, Inc. ***
Security Life Assignment Corp.	Voya International Nominee Holdings, Inc. **
Security Life of Denver Insurance Company *	Voya Investment Trust Company
Security Life of Denver International Limited *	Voya Payroll Management, Inc.
SLD America Equities, Inc. *	Voya Retirement Insurance and Annuity Company
SLDI Georgia Holdings, Inc. *	Voya Services Company
* Affiliate was sold/dissolved in 2021
** Affiliate was dissolved in 2022
*** Affiliate converted to a limited liability company in 2022 and is now known as Voya Insurance Solutions, LLC

Under the intercompany tax sharing agreement, the Company had a (payable)/receivable of $11.2 at December 31, 2022 and $38.4 at December 31, 2021, respectively, to/from Voya Financial, Inc., an affiliate, for federal income taxes.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2022	2021	2020
	(In Thousands)
Federal tax expense (benefit) on operations	$2,744	$(652,430)	$42,668
Federal tax expense on capital gains and losses	5,005	285,412	7,718
Total current tax expenses (benefit) expense incurred	$7,749	$(367,018)	$50,386

The components of deferred tax asset and deferred tax liability that make up a Net Deferred Tax Asset (DTA) at December 31, 2022 and 2021 are as follows:

	12/31/2022			12/31/2021			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Thousands)
Gross DTAs	$529,809	$11,198	$541,007	$554,421	$29,037	$583,458	$(24,612)	$(17,839)	$(42,451)
Statutory Valuation Allowance Adjustments	—	—	—	—	—	—	—	—	—
Adjusted gross DTAs	529,809	11,198	541,007	554,421	29,037	583,458	(24,612)	(17,839)	(42,451)
Deferred Tax Assets Nonadmitted	215,540	—	215,540	263,302	—	263,302	(47,762)	—	(47,762)
Admitted Adjusted Gross DTAs	314,269	11,198	325,467	291,120	29,037	320,156	23,150	(17,839)	5,311
Gross Deferred tax liabilities	81,532	11,198	92,730	58,654	29,037	87,691	22,878	(17,839)	5,039
Net Admitted Adjusted Gross DTAs	$232,737	$—	$232,737	$232,466	$—	$232,465	$272	$—	$272

The Company has no unrecognized tax liability as of December 31, 2022 and December 31, 2021.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The admission calculation components by tax character of admitted adjusted gross deferred tax assets as the result of the application of SSAP No. 101 as of December 31, 2022 and 2021 are as follows:

		12/31/2022			12/31/2021			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
		(In Thousands)
a.	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b.	Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from (a)) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	232,737	—	232,737	232,466	—	232,466	271	—	271
	1. Adjusted gross DTAs expected to be realized following the balance sheet date	317,708	11,198	328,906	410,827	29,037	439,864	(93,119)	(17,839)	(110,958)
	2. Adjusted gross DTAs allowed per limitation threshold	XXX	XXX	232,737	XXX	XXX	232,466	XXX	XXX	271
c.	Adjusted gross DTAs (excluding the amount of DTAs from (a) and (b) above) offset by gross deferred tax liabilities	81,532	11,198	92,730	58,654	29,037	87,691	22,878	(17,839)	5,039
d.	Deferred tax assets admitted as the result of application SSAP No. 101 Total	$314,269	$11,198	$325,467	$291,120	$29,037	$320,157	$23,149	$(17,839)	$5,310

The ratio percentage and the amount of adjusted capital and surplus used to determine the recovery period and threshold limitation are as follows:

	2022	2021
	(Amounts in Thousands)
Ratio percentage used to determine recovery period and threshold limitation amount	1,062.16%	1,046.02%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$1,749,723	$1,758,524

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Below shows the calculation to determine the impact of tax planning strategies on adjusted gross and net admitted DTAs:

	12/31/2022		12/31/2021		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
	(Amounts in Thousands)
Adjusted gross DTAs	$529,809	$11,198	$554,421	$29,037	$(24,612)	$(17,839)
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net Admitted Adjusted Gross DTAs	$314,269	$11,198	$291,120	$29,037	$23,149	$(17,839)
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

The Company’s tax planning strategies do not include the use of reinsurance.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The significant components of deferred tax assets and deferred tax liabilities are as follows:

	12/31/2022	12/31/2021	Change
	(In Thousands)
Deferred Tax Assets
Ordinary:
Discounting of unpaid losses	$1,385	$1,317	$68
Unearned premium reserve	20	16	4
Policyholder reserves	63,905	87,274	(23,369)
Investments	36,287	21,731	14,556
Deferred acquisition costs	78,159	65,989	12,170
Compensation and benefits accrual	9,313	11,248	(1,935)
Pension accrual	4,192	4,900	(708)
Receivables - nonadmitted	3,843	3,154	689
Net operating loss carry-forward	314,518	350,694	(36,176)
Tax credit carry-forward	5,058	3,909	1,149
Other	13,128	4,189	8,939
Subtotal	529,809	554,421	(24,613)
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	215,540	263,302	(47,762)
Admitted ordinary deferred tax assets	$314,269	$291,120	$23,149
Capital:
Investments	$11,198	$29,037	$(17,839)
Subtotal	11,198	29,037	(17,839)
Admitted capital deferred tax assets	$11,198	$29,037	$(17,839)
Admitted deferred tax assets	$325,467	$320,157	$5,310

Deferred Tax Liabilities
Ordinary:
Investments	$30,078	$7,357	$22,721
Fixed assets	815	892	(77)
Pension Accrual	332	703	(371)
Policyholder reserves	18,903	33,198	(14,295)
Other (including items <5% of total ordinary tax liabilities)	848	962	(114)
Subtotal	$50,975	$43,112	$7,864
Capital:
Investments	$41,755	$44,578	$(2,823)
Subtotal	$41,755	$44,578	$(2,823)
Total deferred tax liabilities	$92,730	$87,691	$5,041

Net deferred tax assets/(liabilities)	$232,737	$232,466	$269

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2022 and 2021, the Company had no valuation allowances.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes.

The significant items causing this difference are as follows:

		Year Ended December 31
		2022		2021		2020
		Amount	Rate	Amount	Rate	Amount	Rate
		(Amounts In Thousands)
Ordinary income (loss)		$430,508		$(1,942,828)		$291,705
Capital gains (losses)		(5,132)		365,075		(35,915)
Total pretax income (loss)		425,376		(1,577,753)		255,790
Expected tax expense (benefit) at 21% statutory rate		89,329	21.0%	(331,328)	21.0%	53,716	21.0%
Increase (decrease) in actual tax reported resulting from:

a.	Dividends received deduction	(10,434)	(2.5)%	(3,444)	0.2%	(1,751)	(0.7)%
b.	Interest maintenance reserve	(1,072)	(0.3)%	(25,091)	1.6%	7,313	2.9%
c.	Reinsurance	(15,264)	(3.6)%	309,966	(19.6)%	(17,604)	(6.9)%
d.	Tax credits	(7,451)	(1.8)%	(127)	—%	—	—%
e.	Liquidation of subsidiary	—	—%	(15,121)	1.0%	—	—%
f.	Prior year tax	1,929	0.5%	421	—%	88	—%
g.	Other	(15)	0.2%	1,021	(0.1)%	(95)	—%
Total income tax reported		$57,022	13.4%	$(63,704)	4.1%	$41,667	16.3%

Current income taxes incurred		$7,749	1.8%	(367,019)	23.3%	50,387	19.7%
Change in deferred income tax*		49,273	11.6%	303,315	(19.2)%	(8,720)	(3.4)%
Total income tax reported		$57,022	13.4%	$(63,704)	4.1%	$41,667	16.3%
*    Excluding tax on unrealized gains (losses) and other surplus items.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2022, the Company's tax credit and net operating loss carryforwards, along with origination and expiration dates, are as follows:

	Year of Origination	Year of Expiration	Amount
			(In Thousands)
Low Income Housing Tax Credit	2013	2033	$3,904
Low Income Housing Tax Credit	2014	2034	2
Low Income Housing Tax Credit	2015	2035	2
Total Low Income Housing Credit			$3,908

Foreign Tax Credit	2015	2025	$51
Foreign Tax Credit	2016	2026	204
Foreign Tax Credit	2017	2027	227
Foreign Tax Credit	2018	2028	341
Foreign Tax Credit	2019	2029	147
Foreign Tax Credit	2020	2030	152
Foreign Tax Credit	2022	2032	28
Total Foreign Tax Credit			$1,150

Net Operating Loss	2018	—	$1,488,420
Net Operating Loss	2019	—	9,284
Total Net Operating Loss			$1,497,704

The impact of foreign tax credits in 2022 is a result of a change in filing position for the years 2012-2017. Prior to this change, foreign income taxes were deducted in arriving at taxable income. The net impact of this change is reported in the effective tax rate analysis.

There are no amounts of federal income tax incurred that will be available for recoupment in the event of future net losses from 2022, 2021, and 2020.

There were no deposits admitted under Section 6603 of the Internal Revenue Service Code as of December 31, 2022 and 2021.

The Company has no unrecognized tax liability as of December 31, 2022 and 2021.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Company has no transferable or non-transferable state tax credit assets as of December 31, 2022 and 2021.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company recognizes accrued interest and penalties related to tax contingencies in Federal income taxes and Federal income tax expense on the balance sheet and statements of operation, respectively. The Company had no accrued interest or penalties as of December 31, 2022, 2021, and 2020.

For the tax years 2020 through 2022, the Company participated in the Internal Revenue Service ("IRS") Compliance Assurance Process ("CAP"), which is a continuous audit program provided by the IRS. For the 2020 tax year, the Company was in the Compliance Maintenance Bridge ("Bridge") phase of CAP. In the Bridge phase, the IRS did not conduct any review or provide any letters of assurance for that tax year.

The Inflation Reduction Act (“Act”) was enacted on August 16, 2022. The Act included a new corporate alternative minimum tax (“CAMT”). The Act and CAMT are effective for tax years beginning after 2022. The Company is part of an affiliated group of entities who file a single consolidated return. Based upon available information, the Company has determined that average “adjusted financial statement income” is below the thresholds for the 2023 tax year such that it does not expect to be required to perform the CAMT calculations. The financial statements do not include any estimated impact of the CAMT, because a reasonable estimate cannot be made.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

10.    Investment in and Advances to Subsidiaries
The Company has one wholly owned insurance subsidiary at December 31, 2022: RNY. The Company had two wholly owned insurance subsidiaries at December 31 2021: RNY and RR. The company also has a minority ownership of Voya Special Investments, Inc. ("VSI"), a non-insurance subsidiary, which was acquired on March 1, 2021.

On 6/4/2021, the NAIC completed its review of the SUB-1 filing for the acquisition of VSI. The valuation at the time of the filing was $79.8. On 8/31/2022, the NAIC accepted the SUB-2 filing with a valuation of $91.8.

Amounts invested in SCA investments within the scope of SSAP 97 (except paragraph 8.b.i entities) are summarized as follows:

	December 31
	2022		2021
	Admitted Amount	Nonadmitted Amount	Admitted Amount	Nonadmitted Amount
	(In Thousands)
SCA Entity
Voya Special Investments, Inc.	$93,533	$—	$93,378	$—
Total amounts invested in SCA entities	$93,533	$—	$93,378	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

11.    Reinsurance
The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from the reinsurer insolvencies, the Company evaluates the financial condition of the reinsurer and monitors concentrations of credit risk.

The company is not relieved of its primary obligation to the policyholder in a reinsurance transaction.

Assumed premiums amounted to $87.9, $84.7 and $94.7 for 2022, 2021 and 2020, respectively.
The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	2022	2021	2020
	(In Thousands)
Premiums for the year ended	$2,448,385	$8,212,822	$2,086,674
Benefits paid or provided for the year ended	(2,811,085)	3,019,962	1,892,597
Policy and contract liabilities at year end	14,952,170	15,257,039	11,518,475

The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. The aggregate reduction in surplus of a unilateral cancellation by the reinsurer which results in a net obligation of the reporting entity to the reinsurer were $0.1 and $0.1, as of December 31, 2022 and 2021, respectively. The total amount of reinsurance credits taken for these agreements were $0.3 and $0.3, as of December 31, 2022 and 2021, respectively.

The amount of reinsurance credits taken for new agreements executed since January 1, 2022 which include policies or contracts that were in force or which had existing reserves established by the Company were $0.5.

The Company estimates that an aggregate reduction in surplus of $6.8 billion would occur in the event that all reinsurance agreements were terminated, by either party, as of December 31, 2022. The amount estimated as of December 31, 2021 and 2020 was $6.8 billion and $7.8 billion, respectively. This excludes any agreements under which the reinsurer may unilaterally cancel for reasons other than nonpayment of premium or other similar credits.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

12.    Capital and Surplus
Under Minnesota insurance regulations, the Company is required to maintain a minimum total capital and surplus of $2.0. Under Minnesota insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends and distributions made within the preceding twelve months, exceeds the greater of (1) 10% of the insurer’s policyholder surplus as of the preceding December 31 or (2) the insurer's net gain from operations for the twelve-month period ended the preceding December 31, in each case determined in accordance with statutory accounting principles. In addition, under Minnesota insurance law, no dividend or other distribution exceeding an amount equal to an insurance company's earned surplus may be paid without the domiciliary insurance regulator's prior approval. An extraordinary dividend or distribution cannot be paid without the prior approval of the Minnesota Department of Commerce-Insurance Division.

Effective March 25, 2021, Voya Holdings contributed Voya Financial Holding II, LLC ("VFHII") to the Company. On March 31, 2021, VFHII paid a return of capital of $20.0 to the Company. Subsequently, VFHII was liquidated.

A surplus note with a carrying value and par value of $100.0 was issued by the Company to Voya Holdings on December 1, 2001 with September 15, 2021 as the date of maturity. On November 25, 2009, the surplus note transferred beneficial ownership from Voya Holdings to SLDI Georgia Holdings, Inc.("SGH"). The principal was paid in 2021. For the years ended December 31, 2022, 2021 and 2020, interest paid totaled $0.0, $1.4 and $2.3, respectively. There is no accrued interest for the years ended December 31, 2022 and 2021. The interest rate associated with this surplus debenture varies. The amount of unapproved interest and/or principal associated with this surplus debenture is $0.0, $0.0, and $0.5 as of December 31, 2022, 2021 and 2020, respectively. The Company has no outstanding surplus notes as of December 31, 2022 and 2021.

Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders of the Company in the event of (a) the institution of bankruptcy, reorganization, insolvency, or liquidation proceedings by or against the Company, or (b) the appointment of a Trustee, receiver or other conservator for a substantial part of the Company’s properties. Any payment of principal and/or interest made is subject to the prior approval of the Minnesota Insurance Commissioner.

Capital Contributions and Extraordinary Dividends

On June 10, 2022, the Company declared an extraordinary distribution, which has been recorded as a reduction to gross paid in capital and contributed surplus, in the amount of $328.5 to its sole shareholder, Voya Holdings, for ultimate distribution to Voya Financial, Inc., subject to approval of Minnesota Department of Commerce Insurance-Division, which was paid on June 29, 2022, after receipt of such approval.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

On May 20, 2021, the Company declared an extraordinary distribution, which has been recorded as a reduction to gross paid in capital and contributed surplus, in the amount of $358 to its sole shareholder, Voya Holdings Inc., for ultimate distribution to Voya Financial, Inc., subject to approval of the Minnesota Department of Commerce-Insurance Division, which was paid on June 29, 2021, after receipt of such approval.

Life and health insurance companies are subject to certain Risk Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

13.    Fair Values of Financial Instruments
The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes more significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The Company's financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the balance sheets are categorized as follows:

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

▪Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.

▪Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)Quoted prices for similar assets or liabilities in active markets;
b)Quoted prices for identical or similar assets or liabilities in non-active markets;
c)Inputs other than quoted market prices that are observable; and
d)Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.
The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below, though the Company’s composition of asset mix can change from period to period and all assets described below may not be held at December 31, 2022.

Bonds and other invested assets: Fair values for corporate bonds, asset-backed securities, U.S. agency bonds, and foreign securities are obtained through observable pricing method such as matrix pricing, market corroborated pricing, or inputs such as yield curves and indices. Several commercial pricing services are used, which incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data to provide estimated fair values.

Privately placed are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

Preferred and Common Stock: Fair values of publicly traded equity securities are generally based upon quoted market price, while some preferred and common stock prices are obtained through commercial pricing services. Other equity securities, typically private equities or equity securities not traded on an exchange are valued by other sources such as analytics or brokers.

Mortgage loans: Fair values for commercial real estate loans were generated using a discounted cash flow analyses which utilizes rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31st and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk.

Contract loans: Fair values approximate the carrying value of the loans. Contract loans are collateralized by the cash surrender value of the associated insurance contracts.

Cash equivalents and short-term investments: Fair values are generally determined based on most quoted market prices.

Derivatives: Fair values are generally calculated based on broker/dealer valuations or on internal discounted cash flow pricing models. These models take into account current cash flow assumptions, the counterparties’ credit standing, and observable key financial data, such as yield curves, exchange rates, Standard and Poor’s (“S&P”) 500 Index prices, Secured Overnight Financing Rate (“SOFR”), and Overnight Index Swap Rates (“OIS”), which are obtained from third party sources and uploaded into the derivative accounting system. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Valuations for the Company’s futures contracts are based on unadjusted quoted prices from an active exchange. Derivatives which qualify for hedge accounting treatment are reported in a manner that is consistent with the accounting for the hedged asset or liability.

Assets held in separate accounts: Fair values are calculated based on the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price. The underlying instruments in bonds have valuations that are obtained from third-party

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policies described above for bonds.

Supplementary contracts and immediate annuities: Fair value are estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included.

Deposit type contracts: Fair values are estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. For certain deposit type contracts, fair value is estimated by discounting cash flows at rates that are risk-free rates plus an adjustment for nonperformance risk.

Long-term debt: Fair values are based upon discounted future cash flows using a discount rate approximating the current market rate, incorporating nonperformance risk.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2022:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Bonds, including securities pledged	$7,078,121	$7,930,118	$122,408	$6,567,973	$387,740
Preferred stock	109,007	111,186	3,712	—	105,295
Common stock	37,748	37,748	2,522	31,800	3,426
Mortgage loans	1,054,090	1,111,217	—	—	1,054,090
Contract loans	183,139	183,139	—	183,139	—
Other invested assets	157,741	163,865	—	60,246	97,495
Cash equivalents and short-term investments	330,526	330,532	205,452	125,074	—
Derivatives
Equity contracts	846	846	—	846	—
Foreign exchange contracts	10,973	6,706	—	10,973	—
Interest rate contracts	79,294	78,732	365	78,929	—
Separate account assets	2,098,558	2,098,558	2,087,213	10,673	671
Total Assets	$11,140,043	$12,052,646	$2,421,672	$7,069,653	$1,648,717

Liabilities:
Supplementary contracts and immediate annuities	$97,896	$102,758	$—	$—	$97,896
Deposit type contracts	1,040,014	1,031,063	—	1,040,014	—
Derivatives
Credit contracts	358	280	—	358	—
Equity contracts	570	570	—	570	—
Foreign exchange contracts	249	327	—	249	—
Interest rate contracts	49,452	46,890	618	48,834	—
Total Liabilities	$1,188,539	$1,181,888	$618	$1,090,025	$97,896
The Company did not have any financial instruments for which it was not practicable to estimate fair value or measured and reported at net asset value (NAV) as of December 31, 2022.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2021:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Bonds, including securities pledged	$8,979,296	$8,169,293	$207,680	$8,385,959	$385,657
Preferred stock	124,218	123,046	5,265	5,739	113,213
Common stock	37,316	37,316	3,306	31,400	2,611
Mortgage loans	1,354,511	1,268,108	—	—	1,354,511
Contract loans	201,307	201,307	—	201,307	—
Other invested assets	230,854	196,608	—	59,797	171,057
Cash equivalents and short-term investments	149,432	149,433	149,282	50	100
Derivatives
Equity contracts	3,019	3,019	—	3,019	—
Foreign exchange contracts	1,794	923	—	1,794	—
Interest rate contracts	13,144	12,850	—	13,144	—
Separate account assets	2,847,286	2,847,286	2,841,371	5,179	736
Total Assets	$13,942,177	$13,009,190	$3,206,904	$8,707,388	$2,027,885

Liabilities:
Supplementary contracts and immediate annuities	$104,864	$92,989	$—	$—	$104,864
Deposit type contracts	1,096,740	1,054,105	—	1,096,740	—
Derivatives
Credit contracts	34	317	—	34	—
Equity contracts	2,225	2,225	—	2,225	—
Foreign exchange contracts	1,294	3,987	—	1,294	—
Interest rate contracts	80,757	61,930	128	80,629	—
Total Liabilities	$1,285,914	$1,215,552	$128	$1,180,922	$104,864

The Company did not have any financial instruments for which it was not practicable to estimate fair value or measured and reported at net asset value (NAV) as of December 31, 2021.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below shows assets and liabilities measured and reported at fair value as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Preferred stock	$3,712	$—	$32,702	$36,414
Common stock	2,522	31,800	3,426	37,748
Other invested assets	—	1,084	—	1,084
Derivatives
Equity contracts	—	846	—	846
Foreign exchange contracts	—	563	—	563
Interest rate contracts	—	78,732	—	78,732
Separate account assets	2,087,213	10,673	671	2,098,557
Total assets	$2,093,447	$123,698	$36,799	$2,253,944

Liabilities:
Supplementary contracts and immediate annuities	$—	$—	$52,582	$52,582
Deposit type contracts	—	481,582	—	481,582
Derivatives
Credit contracts	—	34	—	34
Equity contracts	—	570	—	570
Foreign exchange contracts	—	166	—	166
Interest rate contracts	527	46,363	—	46,890
Total liabilities	$527	$528,715	$52,582	$581,824

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below shows assets and liabilities measured and reported at fair value as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds
Foreign	$—	$9	$—	$9
Preferred stock	5,265	—	43,054	48,319
Common stock	3,306	31,400	2,611	37,316
Derivatives
Equity contracts	—	3,019	—	3,019
Foreign exchange contracts	—	131	—	131
Interest rate contracts	—	12,850	—	12,850
Separate account assets	2,841,371	5,179	736	2,847,286
Total assets	$2,849,942	$52,588	$46,401	$2,948,930

Liabilities:
Supplementary contracts and immediate annuities	$—	$—	$37,523	$37,523
Deposit type contracts	—	555,318	—	555,318
Derivatives
Credit contracts	—	116	—	116
Equity contracts	—	2,225	—	2,225
Foreign exchange contracts	—	134	—	134
Interest rate contracts	103	61,827	—	61,930
Total liabilities	$103	$619,620	$37,523	$657,246

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2022:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Assets
Preferred Stock	$43,054	$—	$—	$—	$(10,352)	$—	$—	$—	$—	$32,702
Common Stock	2,611	1,332	—	—	(517)	—	—	—	—	3,426
Separate account assets	736	—	—	—	10	—	—	—	(75)	671
Total	$46,401	$1,332	$—	$—	$(10,859)	$—	$—	$—	$(75)	$36,799

Liabilities
Supplementary contracts and immediate annuities	$37,523	$18,000	$—	$—	$—	$—	$—	$—	$(2,941)	$52,582
Total	$37,523	$18,000	$—	$—	$—	$—	$—	$—	$(2,941)	$52,582

Transfers into or out of Level 3 during the year end December 31, 2022 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes, when prices are not available from one of the commercial pricing services, are reflected as transfers into Level 3. These securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Transfers into Level 3 for supplementary contracts and immediate annuities were the result of the determination that these contracts were interest bearing supplemental contracts that warrant valuation at fair value. When initially issued, they were considered to be retained asset accounts which were held as Level 3, but not valued using fair value.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2021:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Bonds
Preferred Stock	$—	$30,744	$—	$—	$12,310	$—	$—	$—	$—	$43,054
Common Stock	10,840	—	—	(109)	5,305	8,526	—	(19,689)	(2,262)	2,611
Separate account assets	754	—	—	—	58	—	—	—	(75)	736
Total	$11,594	$30,744	$—	$(109)	$17,673	$8,526	$—	$(19,689)	$(2,337)	$46,401
Liabilities
Supplementary contracts and immediate annuities	$40,817	$—	$—	$—	$—	$—	$—	$—	$(3,295)	$37,522
Total	$40,817	$—	$—	$—	$—	$—	$—	$—	$(3,295)	$37,522

Transfers into or out of Level 3 during the year ended December 31, 2021 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes, when prices are not available from one of the commercial pricing services, are reflected as transfers into Level 3. These securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

14.Commitments and Contingencies
Operating Leases: The Company is party to certain cost sharing agreements with other affiliated Voya Financial, Inc. companies. Included in these cost sharing arrangements is rent expense, which is allocated to the Company in accordance with systematic cost allocation arrangements. During the years ended December 31, 2022, 2021 and 2020, rent expense totaled $1.1, $0.8 and $1.7, respectively.

Legal Proceedings - The Company is involved in threatened or pending lawsuits or arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation and arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. The Company’s litigation includes Henkel of America v. ReliaStar Life Insurance Company, et al. (USDC District of Connecticut, No. 1:18-cv-00965) (filed June 8, 2018). Plaintiff alleges that the Company breached the terms of a stop loss policy it issued to Plaintiff by refusing to reimburse Plaintiff for more than $47.0 in claims incurred by participants in prior years and submitted for coverage under the stop loss policy. Plaintiff alleges a breach of contract claim or, in the alternative, that the stop loss policy be declared to cover the submitted claims, and also asserts that the Company engaged in unfair trade practices and unfair insurance practices in violation of state statutes, and did so willfully and intentionally to warrant an award of punitive damages under state law. The Company denies the allegations, which it believes are without merit, and intends to defend the case vigorously.

In addition, the life insurance industry, including the Company, has experienced litigation alleging, for example, that insurance companies have breached the terms of their life insurance policies by increasing the insurance rates of the applicable policies inappropriately or by factoring into rate adjustments elements not disclosed under the terms of the applicable policies, and, consequently, unjustly enriched themselves. This litigation is generally known as cost of insurance litigation. While it is not possible to forecast the outcome of such lawsuits or arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits or arbitrations will not have a material adverse effect on the Company's operations or financial position at this time.

Cost of insurance litigation for the Company includes Advance Trust & Life Escrow Services, LTA v. ReliaStar Life Insurance Company (USDC District of Minnesota, No. 1:18-cv-02863) (filed October 5, 2018), a putative class action in which Plaintiff alleges that the Company’s universal life insurance policies only permitted the Company to rely upon the policyholders’ expected future mortality experience to establish the cost of insurance, and that as projected mortality experience improved, the policy language required the Company to decrease the cost of insurance. Plaintiff alleges that the Company did not decrease the cost of insurance as required, thereby breaching its contract with the policyholders, and seeks class certification. On March 29, 2022, the district court granted the Plaintiff’s motion for class certification and denied the Company’s motion for summary judgment. The Company denies the allegations

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

in the complaint, believes the complaint to be without merit, and will defend the lawsuit vigorously.

Regulatory Matters - As with many financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. Some of the investigations, examinations, audits and inquiries could result in regulatory action against the Company. The potential outcome of such regulatory action is difficult to predict, but could subject the Company to adverse consequences, including, but not limited to, additional payments to beneficiaries, settlement payments, penalties, fines and other financial liability, and changes to the Company's policies and procedures. The potential economic consequences cannot be predicted, but management does not believe that the outcome of any such action will have a material adverse effect on the Company's financial position. It is the practice of the Company to cooperate fully in these matters.

Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase private placements and commercial mortgage loans of $15.9 and $17.4 at December 31, 2022 and 2021, respectively. The Company is also committed to provide additional capital contributions of $282.1 and $273.3 at December 31, 2022 and 2021, respectively, in partnerships.

Liquidity: The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, death benefits, withdrawals, surrenders and dividends to its parent.

The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. In addition, the investment portfolio is primarily composed of high quality fixed income investments, which include holdings of U.S. Government securities, high quality corporate bonds and agency backed residential mortgage backed securities. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows.

The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the general account

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.

15.    Financing Agreements
The Company has entered into a reciprocal loan agreement with Voya Financial, Inc. to promote efficient management of cash and liquidity and to provide for unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2030, the Company and Voya Financial, Inc. can borrow up to 2% of the Company’s admitted assets excluding separate accounts as of December 31 of the preceding year from one another. Interest on any borrowing by a subsidiary under a reciprocal loan agreement is charged at a rate based on the prevailing market rate for similar third-party borrowing or securities. Under this agreement, the Company received $1.7 interest income for the year ended December 31, 2022, and $0.0 and $0.1 for the years ended December 31, 2021, and 2020, respectively.

There was minimal interest expense incurred on borrowed money for the years ended December 31, 2022, 2021, and 2020.

As of December 31, 2022 and 2021, the Company had $121.0 and $0.0 outstanding receivable and no outstanding payable from Voya Financial, Inc. under the reciprocal loan agreement.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

16.    Related Party Transactions
The Company has entered into various management and services contracts with other affiliated Voya Financial, Inc. companies. The costs associated with these agreements are allocated among those companies in accordance with systematic cost allocation methods. Balances due to/from affiliates are settled monthly. The Company's material related party agreements are detailed below:

Investment Management: The Company has entered into an investment advisory agreement with Voya Investment Management LLC ("VIM") under which VIM provides the Company with investment management services. For the years ended December 31, 2022, 2021 and 2020, expenses were incurred in the amounts of $20.8, $22.0, and $30.6, respectively.

The Company has entered into a services agreement with VSC whereby VSC provides certain administrative, management, professional, advisory, consulting and other services to the Company. For the years ended December 31, 2022, 2021 and 2020, expenses were incurred in the amounts of $315.9, $414.1, and $341.3, respectively.

Effective on March 1, 2021, the Company acquired 49.9% of the issued and outstanding common stock of VSI from Voya Financial, Inc for $79.8.

On March 30, 2021 the Company received a return of capital of $52.0 cash and $51.6 in the form of investments from RR.

Tax Sharing Agreements: See Note 9 for disclosure related to the federal tax sharing agreement.

The Company has also entered into a state tax sharing agreement with Voya Financial, Inc. and each of the specific subsidiaries that are parties to the agreement.  The state tax agreement applies to situations in which Voya Financial, Inc. and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined or unitary basis.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

17.    Accident and Health Contracts
The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	2022	2021
	(In Thousands)
Balance at January 1	$469,148	$436,398
Less reinsurance recoverables	66,443	63,809
Net balance at January 1	402,705	372,589

Incurred related to:
Current year	375,474	336,594
Prior years	2,976	(1,535)
Total incurred	378,450	335,059

Paid related to:
Current year	239,801	211,310
Prior years	102,407	93,633
Total paid	342,208	304,943

Net balance at December 31	438,947	402,705
Plus reinsurance recoverables	87,361	66,443
Balance at December 31	$526,308	$469,148
-

The change in incurred losses and loss adjustment expenses attributable to insured events of prior years is generally the result of ongoing analysis of recent loss development trends, but could include a reduction due to retrospectively rated contracts. Incurred and paid claims are presented net of reinsurance. Original estimates are increased or decreased as additional information becomes known regarding individual claims.

As a result of a modified coinsurance reinsurance agreement, the entire claim liability is held by the Company, while only 20% of the paid claims remain on the Company's financial statements. Incurred claims have been restated in 2021 to be presented net of modified coinsurance reinsurance to align with the presentation of these amounts in 2022.

The liability for unpaid accident and health claims and claim adjustment expenses is included in accident and health reserves and unpaid claims on the balance sheet.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

18.    Retrospectively Rated Contracts
The Company estimates accrued retrospective premium adjustments for its group life and health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The Company records accrued retrospective premium as an adjustment to earned premium. The amount of group life premiums written, net of reinsurance, by the Company that was subject to retrospective rating features was $15.3, $16.2, and $16.0 for December 31, 2022, 2021, and 2020, respectively. This represented 2.6%, 3.1%, and 3.1% of the total group life premiums written, for December 31, 2022, 2021 and 2020, respectively. The amount of group health premiums written, net of reinsurance, which are subject to retrospective rating features by the Company was $122.3, $109.9, and $79.1 for December 31, 2022, 2021 and 2020, respectively. This represented 15.5%, 16.2%, and 12.2% of net group health premiums written at December 31, 2022, 2021 and 2020, respectively.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

19.    Direct Premiums Written/Produced by Managing General Agents/Third Party Administrators

Name of Managing General Agent or Third Party Administrator	FEIN Number	Exclusive Contract	Type of Business Written	Type of Authority Granted *	Total Direct Premiums Written
					(In Thousands)
2022
Disability Reinsurance Management Services One Riverfront Plaza Westbrook, ME 04092-9700	01-0483086	No	Disability Income	C,CA,B,U	$204,593
Total					$204,593

2021
Disability Reinsurance Management Services One Riverfront Plaza Westbrook, ME 04092-9700	01-0483086	No	Disability Income	C,CA,B,U	$168,507
Total					$168,507

2020
Disability Reinsurance Management Services One Riverfront Plaza Westbrook, ME 04092-9700	01-0483086	No	Disability Income	C,CA,B,U	$161,212
Total					$161,212

* C = Claims payment, CA = Claims adjustment, B = Binding authority, U = Underwriting

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

20.    Subsequent Events
On January 3, 2023, the Company declared an extraordinary distribution, which has been recorded as a reduction to the Company's unassigned surplus, in the amount of $401.5, to its sole shareholder, Voya Holdings for ultimate distribution to Voya Financial, Inc., subject to approval of Minnesota Department of Commerce-Insurance Division, which was paid on February 07, 2023, after receipt of such approval.

The Company is not aware of any other events occurring subsequent to December 31, 2022 that may have a material effect on the Company's financial statements. The Company evaluated events subsequent to December 31, 2022 through March 31, 2023, the date the financial statements were available to be issued.

Supplementary Information

107

Ernst & Young LLP Suite 1200 1901 6th Avenue Birmingham, AL 35203	Tel: +1 205 251 2000 ey.com

Report of Independent Auditors on Supplementary Information

The Board of Directors and Stockholder

ReliaStar Life Insurance Company

We have audited the statutory-basis financial statements of ReliaStar Life Insurance Company (the Company) as of and for the years ended December 31, 2022 and 2021, and have issued our report thereon dated March 31, 2023, which contained an adverse opinion with respect to conformity with U.S. generally accepted accounting principles and an unmodified opinion with respect to conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance on those financial statements. Our audit was performed for the purpose of forming an opinion on the financial statements as a whole. The accompanying supplemental schedule of selected statutory-basis financial data and supplemental investment disclosures are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated, in all material respects, in relation to the financial statements as a whole.

Restriction on Use

This report is intended solely for the information and use of the Company and state insurance departments to whose jurisdiction the Company is subject and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Ernst & Young LLP

March 31, 2023

A member firm of Ernst & Young Global Limited

108

RELIASTAR LIFE INSURANCE COMPANY

 Supplemental Schedule of Selected Statutory Basis Financial Data

December 31, 2022

(In Thousands)

Investment Income Earned:
U.S. government bonds	$9,173
Other bonds (unaffiliated)	374,974
Preferred stocks (unaffiliated)	7,834
Common stocks (unaffiliated)	1,299
Mortgage loans	51,877
Real estate	5,382
Contract loans	7,936
Cash on hand and on deposit	1,594
Short-term investments	2,167
Other invested assets	65,241
Subsidiary	43,000
Derivative instruments	(2,692)
Aggregate write-ins for investment income	513
Gross investment income	$568,298
Real estate owned (book value less encumbrances)	$46,561
Mortgage Loans (Book Value):
Commercial mortgages	$1,111,217
Total mortgage loans	$1,111,217
Mortgage Loans by Standing (Book Value):
Good standing	$1,101,970
Good standing with restructured terms	9,247
Total mortgage loans by standing	$1,111,217
Other long-term assets (statement value)	$703,129
Contract loans	$183,139
Bonds and Stocks of Parents, Subsidiaries and Affiliates (Book Value):
Bonds	$76,867
Common stocks	$498,840

109

RELIASTAR LIFE INSURANCE COMPANY

 Supplemental Schedule of Selected Statutory Basis Financial Data

 December 31, 2022

 (In Thousands)

Bonds and Short-term Investments by NAIC Designation and Maturity:
Bonds and Short-term Investments by Maturity (Statement Value):
Due within 1 year or less	$478,756
Over 1 year through 5 years	2,295,889
Over 5 years through 10 years	1,853,683
Over 10 years through 20 years	2,141,314
Over 20 years	1,230,929
Total by maturity	$8,000,571
Bonds and Short-term Investments by NAIC Designation (Statement Value):
NAIC 1	$4,688,538
NAIC 2	3,032,527
NAIC 3	198,794
NAIC 4	70,138
NAIC 5	3,514
NAIC 6	7,060
Total by NAIC Designation	$8,000,571
Total bonds and short-term investments publicly traded	$4,006,514
Total bonds and short-term investments privately placed	$3,994,057
Preferred stocks (statement value)	$111,186
Common stocks, including subsidiaries (market value)	$536,588
Short-term investments (book value)	$191,452
Cash equivalents	$139,080
Financial options owned (statement value)	$49,355
Financial options written and in force (statement value)	$(570)
Financial collar, swap and forward agreements open (statement value)	$(10,568)
Cash on deposit	$41,790
Life Insurance in Force:
Ordinary	$351,168,014
Group life	236,384,461
Total life insurance in force	$587,552,475
Amount of accidental death insurance in force under ordinary policies	$1,017,709

110

RELIASTAR LIFE INSURANCE COMPANY

Supplemental Schedule of Selected Statutory Basis Financial Data

December 31, 2022

(In Thousands)

Life Insurance Policies with Disability Provisions in Force:

Ordinary	$6,526,630
Group life	$819,338
Supplementary Contracts in Force:
Ordinary-not involving life contingencies:
Amount on deposit	$361,126
Amount of income payable	$8,919
Ordinary-involving life contingencies:
Amount of income payable	$7,396
Group-not involving life contingencies:
Amount on deposit	$51,764
Amount of income payable	$1,233
Group-involving life contingencies:
Amount of income payable	$3,924
Annuities:
Ordinary:
Immediate-amount of income payable	$4,244
Deferred-fully paid account balance	$109,431
Deferred-not fully paid account balance	$5,101,080
Group:
Amount of income payable	$4,039
Fully paid account balance	$18,536
Not fully paid account balance	$2,034,112
Accident and Health Insurance Premiums in Force:
Ordinary	$1,249
Group	$819,377
Deposit Funds and Dividend Accumulations:
Deposit funds-account balance	$670,973

111

RELIASTAR LIFE INSURANCE COMPANY

Supplemental Schedule of Selected Statutory Basis Financial Data

December 31, 2022

(In Thousands)

Claim payments
Group accident and health
2022	$239,801
2021	$91,271
2020	$2,653
2019	$827
2018	$(66)
Prior	$7,722

112

RELIASTAR LIFE INSURANCE COMPANY

Supplemental Schedule of Life and Health Reinsurance Disclosures

December 31, 2022

(In Thousands)

The Company has not identified any reinsurance contracts entered into, renewed or amended on or after January 1, 1996 that would require disclosure in the supplemental schedule of life and health reinsurance disclosures as required under SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance.

113

RELIASTAR LIFE INSURANCE COMPANY

Investment Risk Interrogatories

December 31, 2022

(In Thousands)

I.       Investment Risks Interrogatories

The Company’s total admitted assets (excluding separate account assets) as reported on page two of its Annual Statement for the year ended December 31, 2022 is $11.9 billion.

1. Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) contract loans:

				Percentage of
				Total Admitted
	Issuer	Investment Category	Amount	Assets*
i.	RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK	COMMON STOCK	$405,307	3.4%
ii.	VOYA INS AND ANNUITY CO LLC	SURPLUS NOTE	96,054	0.8
iii.	VOYA SPECIAL INVESTMENTS, INC	COMMON STOCK	93,533	0.8
iv.	DREYFUS GOVERNMENT CASH MANAGE	SHORT TERM	90,000	0.8
v.	DREYFUS GOVERNMENT CASH MANAGE	BONDS	55,646	0.5
vi.	ORACLE CORPORATION	BONDS	52,500	0.4
vii.	RESOLUTION LIFE HOLDINGS INC	PREFER STOCK	51,720	0.4
viii.	SECURITY LIFE OF DENVER INSURANCE	SURPLUS NOTE	49,000	0.4
ix.	GOLDMAN SACHS FINANCIAL SQUARE FUNDS - GOVERNMENT FUND	COMMON STOCK	37,345	0.3
x.	POMONA CAP IX LP	BONDS	36,985	0.3

2. The Company’s total admitted assets held in bonds and short-term investments (excluding reciprocal borrowings) and preferred stocks, by NAIC designation at December 31, 2022, are:

	Bonds			Preferred Stocks
		Percentage of			Percentage of
NAIC		Total Admitted	NAIC		Total Admitted
Designation	Amount	Assets*	Designation	Amount	Assets*
NAIC-1	$4,688,538	39.3%	P/RP-1	$16,772	0.1%
NAIC-2	3,032,527	25.4	P/RP-2	94,414	0.8
NAIC-3	198,794	1.7	P/RP-3	—	—
NAIC-4	70,138	0.6	P/RP-4	—	—
NAIC-5	3,514	0.0	P/RP-5	—	—
NAIC-6	7,060	0.1	P/RP-6	—	—
	$8,000,571			$111,186

* Excluding separate accounts

114

RELIASTAR LIFE INSURANCE COMPANY

 Investment Risk Interrogatories

 December 31, 2022

 (In Thousands)

3.   Following are the Company’s total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 86, including: (i) foreign- currency- denominated investments of $0 million supporting insurance liabilities denominated in that same foreign currency of $0 million, and excluding (ii) Canadian investments of $194.9 million which includes unhedged currency exposure of $0 million as of December 31, 2022):

a. Aggregate foreign investment exposure categorized by NAIC sovereign designation:

			Percentage of
			Total Admitted
		Amount	Assets*
i.	Countries designated NAIC-1	$1,569,280	13.1%
ii.	Countries designated NAIC-2	177,633	1.5
iii.	Countries designated NAIC-3 or below	37,116	0.3

b.   Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign designation:

			Percentage of
			Total Admitted
		Amount	Assets*
i.	Countries Designated NAIC-1:
	Country: CAYMAN ISLANDS	$657,640	5.5%
	Country: UNITED KINGDOM	243,512	2.0
ii.	Countries Designated NAIC-2:
	Country: MEXICO	53,416	0.4
	Country: INDONESIA	37,707	0.3
iii. Countries Designated NAIC-3 or Below:
	Country: COLOMBIA	14,120	0.1
	Country: LIBERIA	7,900	0.1

c.   Aggregate unhedged foreign currency exposure: Not applicable.

d.   Aggregate unhedged foreign currency exposure categorized by NAIC sovereign designation: Not applicable.

e.   Largest unhedged foreign currency exposures to a single country, categorized by the country’s NAIC sovereign designation: Not applicable.

 * Excluding separate accounts

115

RELIASTAR LIFE INSURANCE COMPANY

 Investment Risk Interrogatories

 December 31, 2022

 (In Thousands)

f. The ten largest non–sovereign (i.e. non–governmental) foreign issues:

		NAIC		Percentage of Total
	Name	Designation	Amount	Admitted Assets
i.	STAR ENTERTAINMENT FINANCE LTD	2	$22,206	0.2%
ii.	ARC INFRASTRUCTURE WA PTY LTD	2	21,813	0.2
iii.	VITOL FINANCE LTD	2	21,309	0.2
iv.	DALRYMPLE BAY FINANCE PTY LTD	2	21,068	0.2
v.	ELECTRICITY SUPPLY BOARD	1	20,012	0.2
vi.	ROLLS-ROYCE PLC	2	19,599	0.2
vii.	CAYMAN UNIVERSE HOLDINGS LLC	1	16,311	0.1
viii.	NSW PORTS FINANCE CO PTY LTD	2	15,471	0.1
ix.	HSBC HOLDINGS PLC	2	14,595	0.1
x.	ARTS ET TECHNIQUES DU PROGRES SAS	2	12,900	0.1

4.	Assets held in Canadian investments are less than 2.5% of the Company’s total assets.

5.     Assets held in investments with contractual sales restrictions are less than 2.5% of the Company’s total admitted assets. Not applicable

6.	With respect to equity interests, the Company's admitted assets are as follows: The ten largest equity interests:

			Percentage of Total
	Name of Issuer	Amount	Admitted Assets
i.	RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK	$405,307	3.4%
ii.	VOYA SPECIAL INVESTMENTS, INC	93,533	0.8
iii.	RESOLUTION LIFE HOLDINGS INC	52,500	0.4
iv.	POMONA CAP IX LP	37,345	0.3
v.	INSIGHT VENTURE PARTNERS IX LP	33,470	0.3
vi.	ENTERGY UTILITY HOLDING COMPANY LLC	32,702	0.3
vii.	GLOBAL TRANSPORT INCOME FUND LP	21,418	0.2
viii.	VERITAS CAPITAL FUND V LP	18,310	0.2
ix.	AMERICAN SECURITIES PARTNERS VII	15,045	0.1
x.	VOYA COMM MORTGAGE LENDING FUN LP	14,836	0.1

* Excluding separate accounts

116

RELIASTAR LIFE INSURANCE COMPANY

Investment Risk Interrogatories

December 31, 2022

(In Thousands)

7. Assets held in nonaffiliated, privately placed equities are more than 2.5% of the Company’s total admitted assets.

					Percent of Total
				Amount	Admitted Assets
a. Aggregate statement value of investments held in nonaffiliated, privately placed equities				$603,985	5.1%
Largest three investments held in nonaffiliated, privately placed equities:
ii. RESOLUTION LIFE HOLDINGS INC				$52,500	0.4
iii. INSIGHT VENTURE PARTNERS IX LP				33,470	0.3
iv. ENTERGY UTILITY HOLDING COMPANY LLC				32,702	0.3

b. The largest fund managers:

	Fund Manager	Total Invested	Diversified		Non-Diversified
i.	DREYFUS GOVERNMENT CASH MANAGE	$90,000	$	— $	90,000
ii.	GOLDMAN SACHS FINANCIAL SQUARE FUNDS -			—
	GOVERNMENT FUND	49,000			49,000
iii.	POMONA CAP IX LP	37,345		—	37,345
iv.	INSIGHT VENTURE PARTNERS IX LP	33,470		—	33,470
v.	GLOBAL TRANSPORT INCOME FUND LP	21,418		—	21,418
vi.	VERITAS CAPITAL FUND V LP	18,310		—	18,310
vii.	AMERICAN SECURITIES PARTNERS VII	15,045		—	15,045
viii.	VOYA COMM MORTGAGE LENDING FUND LP	14,836		—	14,836
ix.	QUANTUM ENERGY PARTNERS VI LP	13,046		—	13,046
x.	NGP NATURAL RESOURCES XI LP	12,145		—	12,145

8.	Assets held in general partnership interests are less than 2.5% of the Company’s total admitted assets. Not applicable

* Excluding separate accounts

117

RELIASTAR LIFE INSURANCE COMPANY

Investment Risk Interrogatories

December 31, 2022

(In Thousands)

9.	With respect to mortgage loans, the Company’s total admitted assets are as follows:

a.	The 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

			Percentage of
			Total Admitted
	Type/Property	Amount	Assets
i.	COMMERCIAL: 870 MARKET STREET ASSOCIATES II, LP	$19,095	0.2%
ii.	COMMERCIAL: ATLANTIC CENTER FORT GREENE ASSOCIATES,	17,619	0.1
iii.	COMMERCIAL: CABLE BUILDING OWNERS LLC	12,798	0.1
iv.	COMMERCIAL: FC HANSON ASSOCIATES, LLC	12,467	0.1
v.	COMMERCIAL: LEAWOOD TCP, LLC	11,661	0.1
vi.	COMMERCIAL: SILVER SPRING PROJECT, LLC	11,573	0.1
vii.	COMMERCIAL: GROUP IX BP PROPERTIES, LP	11,537	0.1
viii.	COMMERCIAL: NPH LA PORTE BUILDING 1, LLC	11,208	0.1
ix.	COMMERCIAL: NP APARTMENTS, LLC	10,792	0.1
x.	COMMERCIAL: MERICLE 240 ARMSTRONG, LLC	10,522	0.1

b.	The Company's total admitted assets held in the following categories of mortgage loans as of December 31, 2022:

		Percentage of
		Total
		Admitted
	Amount	Assets
v. Restructured mortgage loans	9,247	0.1

c.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of December 31, 2022:

	Residential		Commercial		Agricultural
		Percentage		Percentage		Percentage
		of Total		of Total		of Total
Loan-to-		Admitted		Admitted		Admitted
Value	Amount	Assets	Amount	Assets	Amount	Assets
81% to 90%	—	—	$3,429	—%	—	—
71% to 80%	—	—	97,865	0.8	—	—
below 70%	—	—	1,009,923	8.5	—	—
	$—		$1,111,217		$—

10.	Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate are less than 2.5% of the Company’s total admitted assets. Not applicable

* Excluding separate accounts

118

RELIASTAR LIFE INSURANCE COMPANY

Investment Risk Interrogatories

December 31, 2022

(In Thousands)

11.	The Company’s total admitted assets subject to the following types of agreements as of December 31, 2022:

			Unaudited At End of Each Quarter
	At Year End		1st Quarter	2nd Quarter	3rd Quarter
		Percentage
		of Total
		Admitted
	Amount	Assets	Amount	Amount	Amount
Securities lending (do not include assets held as collateral for such transactions)	$ 174,155	1.5%	$ 190,025	$ 185,071	$ 180,646

12.	Amounts and percentages of the Company’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors as of December 31, 2022: Not applicable

13.	The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of December 31, 2022:

			Unaudited At End of Each Quarter
	At Year End		1st Quarter	2nd Quarter	3rd Quarter
		Percentage of
		Total Admitted
	Amount	Assets	Amount	Amount	Amount
Hedging	$21,776	0.2%	$33,696	$30,397	$30,237
Replications	23,000	0.2	23,000	23,000	23,000

14.	The Company’s potential exposure (defined as the amount determined in accordance with NAIC Annual Statement Instructions) for futures contracts as of December 31, 2022:

			Unaudited At End of Each Quarter
	At Year End		1st Quarter	2nd Quarter	3rd Quarter
		Percentage of
		Total Admitted
	Amount	Assets	Amount	Amount	Amount
Hedging	$4,176	0.0%	$2,150	$5,323	$4,605

* Excluding separate accounts

119

RELIASTAR LIFE INSURANCE COMPANY

Summary Investment Schedule

December 31, 2022

(In Thousands)

II. Summary Investment Schedule

	Gross Investment		Admitted Assets as Reported in the Annual Statement
	Holdings*
				Securities
				Lending
				Reinvested
		Percentage		Collateral	Total	Percentage
Investment Categories	Amount	of Total	Amount	Amount	Amount	of Total
Long-Term Bonds:
U.S. Governments	$566,782	5.05	$566,782	$—	$566,782	5.05
All Other Governments	122,452	1.09	122,452	—	122,452	1.09
U.S. States, Territories and Possessions, etc.
Guaranteed	16,668	0.15	16,668	—	16,668	0.15
U.S. Political Subdivisions of States,
Territories, and Possessions, Guaranteed	18,255	0.16	18,255	—	18,255	0.16
U.S. Special Revenue & Special Assessment
Obligations, etc. Non-Guaranteed	811,430	7.23	811,430	—	811,430	7.23
Industrial and Miscellaneous	6,070,460	54.07	6,070,460	—	6,070,460	54.07
Hybrid Securities	193,776	1.73	193,776	—	193,776	1.73
Parent, Subsidiaries and Affiliates	76,867	0.69	76,867	—	76,867	0.69
SVO Identified Funds	—	0.00	—	—	—	0.00
Unaffiliated Bank loans	53,429	0.48	53,429	—	53,429	0.48
Unaffiliated Certificates of Deposit	—	0.00	—	—	—	0.00
Total Long-Term Bonds	$7,930,119	70.64	$7,930,119	$—	$7,930,119	70.64
Preferred Stocks:
Industrial and Miscellaneous (Unaffiliated)	$111,186	0.99	$111,186	$—	$111,186	0.99
Parent, Subsidiaries and Affiliates	—	0.00	—	—	—	0.00
Total Preferred Stocks	$111,186	0.99	$111,186	$—	$111,186	0.99
Common Stocks:
Industrial and Miscellaneous (Unaffiliated)
Publicly Traded	$—	0.00	$—	$—	$—	0.00
Industrial and miscellaneous (Unaffiliated)
Other	37,715	0.34	37,715	—	37,715	0.34
Parent, Subsidiaries and Affiliates Publicly traded	—	0.00	—	—	—	0.00
Parent, Subsidiaries and Affiliates Other	498,840	4.44	498,840	—	498,840	4.44
Mutual Funds	34	0.00	34	—	34	0.00
Unit Investment Trusts	—	0.00	—	—	—	0.00
Closed-End Funds	—	0.00	—	—	—	0.00
Exchange Traded Funds	—	0.00	—	—	—	0.00
Total Common Stocks	$536,588	4.78	$536,588	$—	$536,588	4.78
Mortgage Loans:
Farm Mortgages	$—	0.00	$—	$—	$—	0.00
Residential Mortgages	—	0.00	—	—	—	0.00
Commercial Mortgages	1,111,217	9.90	1,111,217	—	1,111,217	9.90

* Excluding separate accounts

120

RELIASTAR LIFE INSURANCE COMPANY

Summary Investment Schedule

December 31, 2022

(In Thousands)

	Gross Investment		Admitted Assets as Reported in the Annual Statement
	Holdings*
				Securities
				Lending
				Reinvested
		Percentage		Collateral	Total	Percentage
Investment Categories	Amount	of Total	Amount	Amount	Amount	of Total
Mezzanine Real Estate Loans	—	0.00	—	—	—	0.00
Total Valuation Allowance	—	0.00	—	—	—	0.00
Total Mortgage Loans	$1,111,217	9.90	$1,111,217	$—	$1,111,217	9.90
Real Estate:
Property Occupied by Company		0.00	$—	$—	$—	0.00
Property Held for Production of Income	—	0.00	—	—	—	0.00
Property Held for Sale	46,561	0.42	46,561	—	46,561	0.42
Total Real Estate	$46,561	0.42	$46,561	$—	$46,561	0.42
Cash, Cash Equivalents and Short-Term Investments:
Cash	$41,790	0.37	$41,790	$—	$41,790	0.37
Cash Equivalents	139,080	1.24	139,080	69,037	208,117	1.85
Short-Term Investments	191,452	1.71	191,452	65,645	257,097	2.29
Total Cash, Cash Equivalents and Short-Term Investments	$372,322	3.32	$372,322	$134,682	$507,004	4.51
Contract Loans	183,165	1.63	183,139	—	183,139	1.63
Derivatives	86,283	0.77	86,283	—	86,283	0.77
Other Invested Assets	703,129	6.26	703,129	—	703,129	6.26
Receivables for Securities	11,101	0.10	11,101	—	11,101	0.10
Securities Lending	134,682	1.20	134,682	XXX	XXX	XXX
Write-ins for Invested Assets	365	0.00	365	—	365	0.00
Total Invested Assets	$11,226,719	100.00	$11,226,692	$134,682	$11,226,692	100.00

* Excluding separate accounts

121

RELIASTAR LIFE INSURANCE COMPANY

Notes to Supplementary Information

December 31, 2022

1.	Basis of Presentation

The accompanying supplemental information presents selected statutory basis financial data as of December 31, 2022 and for the year then ended for purposes of complying with the National Association of Insurance Commissioners' Annual Statement Instructions and Accounting Practices and Procedures Manual and agrees to or is included in the amounts reported in the Company's 2022 Statutory Annual Statement as filed with the Minnesota Department of Commerce-Insurance Division.

122

PART C

OTHER INFORMATION

Item 27. Exhibits

(a)	(1)
Resolution of the Board of Directors of ReliaStar Life Insurance Company (“Depositor”) Authorizing the Establishment of Separate Account N (“Registrant”). Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-120636), as filed on November 19, 2004.

	(2)
Resolution of the Executive Committee of the Board of Directors of Northern Life Insurance Company (“Depositor”) Authorizing the Establishment of Separate Account One (“Registrant”). Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.

(b)		Not applicable
(c)	(1)
Distribution and Administrative Services Agreement between ING Financial Advisers, LLC and Depositor. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-100207), as filed on February 20, 2004.

	(2)
Amended Broker/Dealer Variable Annuity Compensation Schedule. Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 033-90474), as filed on November 5, 1999.

(d)	(1)
Individual Deferred Tax Sheltered Annuity Contract (Transfer Series). Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.

	(2)
Individual Deferred Annuity Contract (Transfer Series) for use with Non-Qualified Plans. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.

	(3)
Individual Deferred Retirement Annuity Contract (Transfer Series). Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.

	(4)
Flexible Premium Individual Deferred Tax-Sheltered Annuity Contract. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.

	(5)
Flexible Premium Individual Deferred Retirement Annuity Contract. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.

	(6)
Flexible Premium Individual Deferred Annuity Contract (457 Variable Annuity Contract) • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.

	(7)	ERISA Endorsement. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 23, 1996.
	(8)	TSA Endorsement. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 28, 1997.
	(9)
Contract Data Page Form No. 13000 (FL-PBC) 2-95 for use with Form No. 13000 (FL) 2-95 in Florida. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 033-90474), as filed on August 4, 1997.

	(10)
Table of Sample Values Endorsement Form No. 13058 3-97 for use with Form No. 13000 (FL-PBC) 2-95 in Florida. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 033-90474), as filed on August 4, 1997.

	(11)	Roth IRA Endorsement. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.
	(12)	Fixed Account C Endorsement. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-90474), as filed on December 23, 1998.

	(13)	Waiver Endorsement. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 23, 1999.
(14)
Internal Revenue Code Section 457 Endorsement (13086 8-99). Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 25, 2001.

	(15)	ReliaStar Endorsement (merger). Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 24, 2002.
	(16)	Endorsement 149468-09 to Form No. 13000 2-95. Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 333-100208), as filed on April 28, 2009.
	(17)	Endorsement 149854-08 to Form No. 13000 2-95. Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 333-100208), as filed on April 28, 2009.
(18)
Endorsement 03905 01-02 to the Flexible Premium Individual Deferred Annuity Contract (Retail Series - TSA) Form No. 13000 2-95 and 13004 2-95. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-100208), as filed on April 12, 2012.

	(19)	Endorsement 212397-20 SECURE-Defined Contribution. Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement on Form N-6, File No. 333-100209, as filed on April 20, 2021.
(e)
Contract Application Form (Transfer Series and Flex Series). Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.

(f)	(1)	Amended Articles of Incorporation of Depositor. Incorporated by reference to Form S-6 Registration Statement of Select-Life Variable Account (File No. 333-18517), as filed on December 23, 1996.
	(2)	Amended Bylaws of Depositor. Incorporated by reference to Form S-6 Registration Statement of Select-Life Variable Account (File No. 333-18517), as filed on December 23, 1996.
(g)		Not applicable
(h)	(1)
Fund Participation Agreement dated as of April 30, 2003 among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, American Funds Insurance Series and Capital Research and Management Company. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-105319), as filed on July 17, 2003.

(2)
Business Agreement dated April 30, 2003 by and among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING American Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-105319), as filed on July 17, 2003.

(3)
Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(4)
Amended and Restated Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V. Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(5)
Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC. Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(6)
Service Contract dated June 20, 2003 and effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation. Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(7)
Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8)
Amended and Restated Participation Agreement as of June 1, 2018 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Voya Financial Partners, LLC. Incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2019.

(9)
Amended and Restated Administrative Services Agreement dated June 1, 2018, between Franklin Templeton Services, LLC, Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York. Incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 3, 2019.

(10)
Rule 22c-2 Shareholder Information Agreement entered into as of June 1, 2018 among Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York. Incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2019.

(11)
Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series Fund, Inc. and Aetna Life Insurance and Annuity Company. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(12)
Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna Life Insurance and Annuity Company. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001, and by reference to Post-Effective Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009.

(13)
Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(14)
Fund Participation Agreement made and entered into as of August 8, 1997 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 033-90474), as filed on August 4, 1997 and effective August 8, 1997.

(15)
Service Agreement effective August 8, 1997 by and between Neuberger Berman Management Inc. and Northern Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 033-90474), as filed on August 4, 1997 and effective August 8, 1997.

(16)
Rule 22c-2 Agreement dated April 16, 2007 and effective as of October 16, 2007 between Neuberger Berman Management Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 1, 2007.

(17)
Participation Agreement dated as of May 1, 2004 among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance Trust and PA Distributors LLC. Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(18)
Novation of and Amendment to Participation Agreement dated as of January 26, 2011 and effective as of February 14, 2011 by and among Allianz Global Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 25, 2012.

(19)
Services Agreement effective as of May 1, 2004 between Pacific Investment Management Company LLC (“PIMCO”), ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(20)
Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.

(21)
Participation Agreement made and entered into as of July 1, 2001 by and among Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(22)
Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(23)
Fund Participation, Administrative and Shareholder Services Agreement, made and entered into as of July 25, 2016, and effective on the December 31, 2015, by and between ReliaStar Life Insurance Company, Voya Financial Partners, LLC, Voya Investments Distributor, LLC, Voya Balanced Portfolio, Voya Government Money Market Portfolio, Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Partners, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Insurance Trust, Voya Variable Portfolios, Inc. and Voya Variable Products Trust. Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-6, File No. 333-100207, as filed on April 13, 2017.

(24)
Amendment No. 1, entered into on October 14, 2020 and effective as of January 1, 2020, to the Fund Participation, Administrative and Shareholder Service Agreement dated as of July 25, 2016 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC, and Voya Investments Distributor LLC and each retail, insurance dedicated, registered investment company listed on Schedule A of the Agreement • Incorporated by reference to Post-Effective Amendment No. 73 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 5, 2021.

(25)
Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(26)
Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(27)
Service Agreement with Investment Adviser effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(28)
Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators Inc. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(j)	(1)
Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ReliaStar Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4 (File No. 333-100207), as filed on April 7, 2011.

(2)
Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among ING Investment Management LLC and ReliaStar Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-100209), as filed on April 15, 2014.

(3)
Amendment No. 2 made and entered into as of September 30, 2014 to the Intercompany Agreement dated as of December 22, 2010 by and among Voya Investment Management LLC (formerly ING Investment Management LLC) and ReliaStar Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 (File No. 333-100207), as filed on December 11, 2014.

(4)
Amendment No. 3 to the Intercompany Agreement between Voya Investment Management LLC and ReliaStar Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4, File No. 333-100207, as filed on April 22, 2016.

(5)
Amendment No. 4 to the Intercompany Agreement between Voya Investment Management LLC and ReliaStar Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4, File No. 333-100207, as filed on April 13, 2017.

(6)
Amendment No. 5 to the Intercompany Agreement between Voya Investment Management LLC and ReliaStar Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 29 to Registration Statement on Form N-4, File No. 333-100207, as filed on April 12, 2018.

(7)
Amendment No. 6 to the Intercompany Agreement between Voya Investment Management LLC and ReliaStar Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 29 to Registration Statement on Form N-4, File No. 333-100207, as filed on April 12, 2018.

(k)		Opinion and Consent of Counsel
(l)		Consent of Independent Registered Public Accounting Firm
(m)		Not applicable
(n)		Not applicable
(o)	(1)	Not applicable
99.16		Powers of Attorney

Item 28. Directors and Officers of the Depositor*

Name and Principal Business Address	Positions and Offices with Depositor
Robert L. Grubka, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Chairman, President and Director
Michael R. Katz, One Orange Way, Windsor, CT 06095-4774	Director, Senior Vice President and Chief Financial Officer
Heather H. Lavallee, One Orange Way, Windsor, CT 06095-4774	Director and Senior Vice President
Francis G. O’Neill, One Orange Way, Windsor, CT 06095-4774	Director, Senior Vice President and Chief Risk Officer
Amelia J. Vaillancourt, One Orange Way, Windsor, CT 06095-4774	Director
Mona M. Zielke, One Orange Way, Windsor, CT 06095-4774	Director and Vice President
My Chi To, 230 Park Avenue, New York, NY 10169	Executive Vice President and Chief Legal Officer
Melissa A. O’Donnell, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Secretary
William S. Harmon, One Orange Way, Windsor, CT 06095-4774	Senior Vice President
Stacy L. Hughes, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Chief Information Security Officer
Michelle P. Luk, 230 Park Avenue, New York, NY 10169	Senior Vice President and Treasurer
Tony D. Oh, 5780 Powers Ferry Road, N.W., Atlanta GA 30327-4390	Chief Accounting Officer
Kyle A. Puffer, One Orange Way, Windsor, CT 06095-4774	Vice President and Appointed Actuary
Matthew Toms, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Senior Vice President
Michele M. White, One Orange Way, Windsor, CT 06095-4774	Senior Vice President
Brian J. Baranowski, One Orange Way, Windsor, CT 06095-4774	Vice President, Compliance
Monalisa Chowdhury, 5780 Powers Ferry Road, NW, Atlanta, GA 30327-4390	Vice President
Carol B. Keen, One Orange Way, Windsor, CT 06095-4774	Vice President
John R. Thistle, Jr. One Orange Way, Windsor, CT 06095-4774	Vice President

*    These individuals may also be directors and/or officers of other affiliates of the Company.

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

VOYA FINANCIAL, INC.

HOLDING COMPANY SYSTEM

3-31-2023

Voya Financial, Inc.

Non-Insurer (Delaware) FEIN: 52-1222820 | NAIC: 4832

Benefitfocus, Inc.

Non-Insurer (Delaware) FEIN: 46-2346314

Benefitfocus.com, Inc.

Non-Insurer (South Carolina) FEIN: 27-3519176

Benefitstore, LLC

Non-Insurer (South Carolina) FEIN: 27-3519176

Tango Health, Inc.

Non-Insurer (Delaware) FEIN: 26-2060323

Pen-Cal Administrators, Inc.

Non-Insurer (California) FEIN: 94-2695108

Voya Services Company

Non-Insurer (Delaware) FEIN: 52-1317217

Voya Payroll Management, Inc.

Non-Insurer (Delaware) FEIN: 52-2197204

Security Life Assignment Corporation

Non-Insurer (Colorado) FEIN: 84-1437826

Voya Special Investments, Inc. (*a)

Non-Insurer (Delaware) FEIN: 85-1775946

VFI SLK Global Services Private Limited (*b)

Non-Insurer (India)

Voya Holdings Inc.

Non-Insurer (Connecticut) FEIN: 02-0488491

VOYA FINANCIAL, INC.

HOLDING COMPANY SYSTEM

3-31-2023

Voya Benefits Company, LLC

Non-Insurer (Delaware) FEIN: 83-0965809

Benefit Strategies, LLC

Non-Insurer (New Hampshire) FEIN: 26-0003294

Voya Financial Advisors, Inc.

Non-Insurer (Minnesota) FEIN: 41-0945505

VIM Holdings LLC (*c)

Non-Insurer (Delaware) FEIN: 88-3236443

Voya Investment Management LLC

Non-Insurer (Delaware) FEIN: 58-2361003

Voya Investment Management Co. LLC

Non-Insurer (Delaware) FEIN: 06-0888148

Voya Investment Trust Co.

Non-Insurer (Connecticut) FEIN: 06-1440627

Voya Investment Management Services (UK) Limited

Non-Insurer (United Kingdom)

Voya Investment Management (UK) Limited

Non-Insurer (United Kingdom)

Voya Investment Management Alternative Assets LLC

Non-Insurer (Delaware) FEIN: 13-4038444

Czech Asset Management, L.P.

Non-Insurer (Delaware) FEIN: 45-3236373

VOYA FINANCIAL, INC.

HOLDING COMPANY SYSTEM

3-31-2023

Voya Alternative Asset Management Ireland Limited

Non-Insurer (Ireland)

Voya Alternative Asset Management LLC

Non-Insurer (Delaware) FEIN: 13-3863170

Voya Realty Group LLC

Non-Insurer (Delaware) FEIN: 13-4003969

Voya Pomona Holdings LLC

Non-Insurer (Delaware) FEIN: 13-4152011

Pomona G.P. Holdings LLC (*d)

Non-Insurer (Delaware) FEIN: 13-4150600

Pomona Management LLC

Non-Insurer (Delaware) FEIN: 13-4149700

Voya Capital, LLC

Non-Insurer (Delaware) FEIN: 86-1020892

Voya Funds Services, LLC

Non-Insurer (Delaware) FEIN: 86-1020893

Voya Investments Distributor, LLC

Non-Insurer (Delaware) FEIN: 03-0485744

Voya Investments, LLC

Non-Insurer (Arizona) FEIN: 03-0402099

RiverRoch LLC (*e)

Non-Insurer (Delaware) FEIN: 84-3548142

VOYA FINANCIAL, INC.

HOLDING COMPANY SYSTEM

3-31-2023

Oconee Real Estate Holdings LLC (*f)

Non-Insurer (Delaware) FEIN: 85-1578755

Voya Retirement Insurance and Annuity Company

Insurer (Connecticut) FEIN: 71-0294708 | NAIC 86509

Voya Financial Partners, LLC

Non-Insurer (Delaware) FEIN: 06-1375177

Voya Institutional Plan Services, LLC

Non-Insurer (Delaware) FEIN: 04-3516284

Voya Retirement Advisors, LLC

Non-Insurer (Delaware) FEIN: 22-1862786

Voya Institutional Trust Company

Non-Insurer (Connecticut) FEIN: 46-5416028

ReliaStar Life Insurance Company

Insurer (Minnesota) FEIN: 41-0451140 | NAIC: 67105

ReliaStar Life Insurance Company of New York

Insurer (New York) FEIN: 53-0242530 | NAIC: 61360

Voya Insurance Solutions, LLC

Non-Insurer (Connecticut) FEIN: 06-1465377

Voya Custom Investments LLC

Non-Insurer (Delaware) FEIN: 02-0488491

*a – Voya Special Investments, Inc. owned 0.2% by Voya Financial, Inc., 49.9% by Voya Retirement Insurance and Annuity Company and 49.9% by ReliaStar Life Insurance Company.

*b– VFI SLK Global Services Private Limited owned 49% by Voya Financial, Inc. and owned 51% by SLK Software Services Private Limited.

*c – Voya Holdings Inc. holds a 76% economic stake, and a Non-Affiliate Member holds a 24% economic stake in VIM Holdings LLC’s class A shares and Voya Holdings Inc. also holds a 100% economic stake in VIM Holdings LLC’s class B shares.

*d – Pomona G.P. Holdings LLC owned 50% by Voya Pomona Holdings LLC and 50% by Third Party Shareholders.

*e– RiverRoch LLC owned 53.7% by Voya Retirement Insurance and Annuity Company, owned 10.8% by ReliaStar Life Insurance Company and owned 35.5% by Non-Affiliate members.

*f– Oconee Real Estate Holdings LLC owned 30.4% by Voya Retirement Insurance and Annuity Company, owned 19% by ReliaStar Life Insurance Company and owned 50.6% by Non-Affiliate members.

Item 30. Indemnification

Under its Bylaws, Section 5.01, ReliaStar Life Insurance Company (“ReliaStar Life”) indemnifies, to the full extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors and administrators of such person) who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer or employee of ReliaStar Life, or is or was serving at the request of ReliaStar Life as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life in connection with the securities being registered, ReliaStar Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Directors and Officers Liability, Professional Liability (aka E&O) and Financial Institutions Bond (aka Fidelity), Employment Practices liability and Network Security (aka Cyber) insurance policies. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries

Section 20 of the Voya Financial Partners, LLC Amended and Restated Limited Liability Company Agreement executed as of June 30, 2016, provides that Voya Financial Partners, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of Voya Financial Partners, LLC, as long as he acted in good faith on behalf of Voya Financial Partners, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC),

Variable Annuity Account B of VRIAC, Variable Annuity Account C of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act). Voya Financial Partners, LLC is also the principal underwriter for (i) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address	Positions and Offices with Underwriter
William P. Elmslie, One Orange Way, Windsor, CT 06095-4774	Director and Managing Director
Andre D. Robinson, One Orange Way, Windsor, CT 06095-4774	Director
Stacy L. Hughes, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Chief Information Security Officer
Stephen J. Easton, One Orange Way, Windsor, CT 06095-4774	Chief Compliance Officer
Kristin H. Hultgren, One Orange Way, Windsor, CT 06095-4774	Chief Financial Officer
Frederick H. Bohn, One Orange Way, Windsor, CT 06095-4774	Assistant Chief Financial Officer
Francis G. O’Neill, One Orange Way, Windsor, CT 06095-4774	Senior Vice President and Chief Risk Officer
Michelle P. Luk, 230 Park Avenue, New York, NY 10169	Senior Vice President and Treasurer
Melissa A. O’Donnell, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Secretary
M. Bishop Bastien, One Orange Way, Windsor, CT 06095-4774	Vice President
Lisa S. Gilarde, One Orange Way, Windsor, CT 06095-4774	Vice President
Gavin T. Gruenberg, One Orange Way, Windsor, CT 06095-4774	Vice President
Mark E. Jackowitz, 22 Century Hill Drive, Suite 101, Latham, NY 12110	Vice President
Andrew M. Kallenberg, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President, Corporate Tax
Carol B. Keen, One Orange Way, Windsor, CT 06095-4774	Vice President

George D. Lessner, Jr., 15455 North Dallas Parkway, Suite 1250, Addison, TX 75001	Vice President
David J. Linney, 2925 Richmond Avenue, Suite 1200, Houston, TX 77098	Vice President
Laurie A. Lombardo, One Orange Way, Windsor, CT 06095-4774	Vice President
Benjamin Moy, One Orange Way, Windsor, CT 06095-4774	Vice President
Niccole A. Peck, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Justina Y. Richards, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Frank W. Snodgrass, 9020 Overlook Blvd, Brentwood, TN 37027	Vice President
Brian Stevens, 7337 E. Doubletree Ranch Road, Scottsdale, AZ 84258	Vice President
Katrina M. Walker, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Tina M. Schultz, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Assistant Secretary
JudsonS. Bryant, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Tax Officer
Preston L. Porterfield, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Tax Officer

(c)	Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*
Voya Financial Partners, LLC				$2,066,694.27

*	Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Separate Account N of Voya Retirement Insurance and Annuity Company during 2022.

Item 32. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it, on behalf of Registrant, is provided in our most recent report filed on Form N-CEN.

Item 33. Management Services

Not applicable

Item 34. Fee Representation

The Company hereby represents that with respect to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans. See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169, August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended. See American Council of Life Insurance; S.E.C. No-Action Letter, 1988 WL 1235221, November 28, 1988.

ReliaStar Life Insurance Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Voya Retirement Insurance and Annuity Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under rule 485(b), under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Windsor, State of Connecticut, on the 17th day of April 2023.

SEPARATE ACCOUNT N OF RELIASTAR LIFE INSURANCE COMPANY (Registrant)

By:	Robert L. Grubka*
Robert L. Grubka President (principal executive officer)

RELIASTAR LIFE INSURANCE COMPANY
(Depositor)

By:	Robert L. Grubka*
Robert L. Grubka President (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Robert L. Grubka*	Director and President
Robert L. Grubka	(principal executive officer)

Michael R. Katz*	Director and Chief Financial Officer
Michael R. Katz	(principal financial officer)

Heather H. Lavallee*	Director	April 17, 2023
Heather H. Lavallee

Francis G. O’Neill*	Director
Francis G. O’Neill

Tony D. Oh*	Chief Accounting Officer
Tony D. Oh	(principal accounting officer)

Amelia J. Vaillancourt*	Director
Amelia J. Vaillancourt

Mona M. Zielke*	Director
Mona M. Zielke

By:	/s/ Peter M. Scavongelli
Peter M. Scavongelli *Attorney-in-Fact

*	Executed by Peter M. Scavongelli on behalf of those indicated pursuant to Powers of Attorney filed as an exhibit to this Registration Statement.

EXHIBIT INDEX

Exhibit No.	Exhibit

27(k)	Opinion and Consent of Counsel

27(l)	Consent of Independent Registered Public Accounting Firm

99.16	Powers of Attorney